UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-04416

                              PNC Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

                                 Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                             Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period: November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2010

(Unaudited)

PNC Equity Funds

PNC FUNDS

PNC EQUITY FUNDS SEMI-ANNUAL REPORT

EQUITY FUNDS

Balanced Allocation Fund International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund S&P 500 Index Fund

Small Cap Core Fund

OTHER PNC FUNDS

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

Tax Exempt Limited Maturity Bond Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Message from the Co-Chairmen	1
Message from the President Summary of Portfolio Holdings Explanation of Expense Tables	2 8 10
	Financial Highlights	Schedules of Investments
Balanced Allocation Fund	12	23
International Equity Fund	13	31
Large Cap Core Equity Fund	14	36
Large Cap Growth Fund	15	39
Large Cap Value Fund	16	42
Mid Cap Value Fund	17	44
Multi-Factor Small Cap Core Fund	18	46
Multi-Factor Small Cap Growth Fund	19	49
Multi-Factor Small Cap Value Fund	20	52
S&P 500 Index Fund	21	55
Small Cap Core Fund	22	61
Investment Abbreviations and Definitions		64
Statements of Assets and Liabilities		66
Statements of Operations		72
Statements of Changes in Net Assets		76
Notes to Financial Statements		80
Proxy Voting and Quarterly Schedules of Investments		96

This material must be preceded or accompanied by a prospectus or summary prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Equity Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC, a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to PNC Funds, for which it receives an investment advisory fee. Shares of PNC Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PNC Capital Advisors, LLC and is not a bank.

©2011 The PNC Financial Services Group, Inc. All rights reserved.

PNC Equity Funds

MESSAGE FROM THE CO-CHAIRMEN

January 2011

Dear Shareholders:

We are pleased to provide you with important information about your investments in PNC Funds, as well as a review of financial markets and events shaping global markets. During the six months ended November 30, 2010, total assets of PNC Funds decreased from $9.1 to $8.0 billion, primarily as a result of shareholder outflows from money market funds.

The Board of Trustees recently elected John “Jack” G. Drosdick as a Trustee of PNC Funds. We are pleased to welcome Jack, whose business and leadership experience will be valuable to both the Board and the shareholders we serve.

We encourage investors who have questions about their investments to call Shareholder Services at (800) 622-FUND (3863) or visit pncfunds.com.

Thank you for investing with PNC Funds and best wishes for a happy and healthy new year.

Sincerely,

John R. Murphy	Robert D. Neary
Co-Chairman	Co-Chairman

1

PNC Equity Funds

A MESSAGE FROM THE PRESIDENT

“...the labor market struggled to improve materially....”

Dear Shareholders:

We are pleased to present this semi-annual report for the PNC Equity Funds as of November 30, 2010.

The six months ended November 30, 2010 were rewarding ones as PNC Capital Advisors, LLC and the PNC Equity Funds saw synergistic management, cost and other business benefits of the September 2009 merger of PNC Capital Advisors, Inc., investment adviser to PNC Funds, Inc., with its affiliate Allegiant Asset Management Company and the February 2010 reorganization of portfolios of PNC Funds, Inc. Highlights of the semi-annual period include the following.

•

Each of the PNC Equity Funds generated solid positive absolute gains during the semi-annual period. Nine of the 11 PNC Equity Funds also outperformed their respective benchmark index and/or Lipper peer group for the six months ended November 30, 2010*. Such absolute and relative performance is testament, we believe, to the portfolio managers’ consistent emphasis on both risk management and investment opportunity.

•

We continued to increasingly draw on the proven experience of several of the portfolio managers of PNC Capital Advisors, LLC. Effective December 3, 2010, we combined the Large Cap Value team (based in Chicago) and Mid Cap Value teams into a Fundamental Value team under the leadership of Michael Santelli, CFA, CPA. The two teams have substantially similar philosophies and processes and by combining them, we generated synergies in the research effort and broadened resources deployed on each portfolio. The Fundamental Value team will manage two PNC funds: Large Cap Value and Mid Cap Value. In addition, we maintained our strong business relationships with top-line asset managers, such as GE Asset Management, Inc. and Polaris Capital Management, LLC.

•

We continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable and tax-exempt fixed income and money market mutual funds, PNC Capital Advisors, LLC may help you and your adviser fulfill your individual asset allocation objectives.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010 * Past performance is no guarantee of future results

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets, especially given the somewhat roller-coaster nature of economic and market conditions during the six-month period.

Economic Review

U.S. economic growth decelerated during the six months ended November 30, 2010 compared to the first months of the calendar year, remaining positive but somewhat tepid. Real Gross Domestic Product (“GDP”) had grown 3.7% in the first quarter of 2010, but then increased a somewhat more modest 1.7% and 2.5% in the second and third quarters of 2010, respectively. According to the Survey of Professional Forecasters by the Federal Reserve Bank of Philadelphia, real GDP is expected to grow at an annualized rate of 2.2% in the fourth quarter of 2010. As the semi-annual period began in June 2010, nearly every housing market indicator had weakened, with the homebuyers’ tax credit having expired at the end of April 2010. Automobile sales downshifted by nearly 5% in June, and employment figures had virtually stalled. The manufacturing sector, however, continued to expand with the export sector still healthy despite the strength of the U.S. dollar compared to the euro.

2

During the third calendar quarter, economic data stabilized. Consumer spending rebounded as did private investment in equipment and software. Durable goods orders remained firm. Corporate earnings growth was positive, and corporate profits for U.S. companies rose to record levels during the third quarter of 2010, according to the Bureau of Economic Analysis. Production measures, such as industrial production, automotive sales and the Institute of Supply Management (ISM) Manufacturing Index, also indicated economic growth. Still, the labor market struggled to improve materially, with the unemployment rate seemingly stuck well above 9% and the level of claims for unemployment benefits remaining elevated. The housing market also remained stagnant. The Federal Reserve (the “Fed”) announced its decision in July to reinvest principal payments from the Fed mortgage portfolio in Treasury debt. The Fed reiterated the potential for further quantitative easing in its September statement when it noted that the “pace of the recovery is likely to be modest in the near term” and added that it was “prepared to provide additional accommodation if needed to support the economic recovery.” Economic data released in October indicated that consumer spending continued to grow, with reports of personal spending and retail sales exceeding expectations. In November, economic data in the U.S. continued to improve, with retail sales picking up and the labor market showing signs of firming. With the level of core inflation below its comfort zone and interest rates already near zero, the Fed finally announced in November, after much anticipation, a new large-scale asset purchase program. The Fed committed to purchase $600 billion of Treasury securities by the end of the second quarter of 2011. Along with the principal and interest reinvestment from its existing portfolio, the Fed will be purchasing approximately $100 billion of Treasury securities per month for eight months. Fed chairman Ben Bernanke described the intentions of the program as including lower interest rates and higher stock prices leading to increased consumer confidence and spending.

Equities

Virtually all of the major U.S. equity indices enjoyed solid gains during the six months ended November 30, 2010, as the equity market rally that began in early March 2009 continued but not without high volatility and significant fluctuation in investor sentiment.

“ Growth stocks materially outperformed value stocks across the capitalization spectrum.”

As the semi-annual period began in June 2010, the U.S. equity market struggled. Investors had become somewhat skeptical of the economic recovery at home and worries about escalating sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth.

In dramatic contrast, most of the major U.S. equity indices enjoyed their best gains in a year during July due in large part to markets globally stabilizing. Then, in August, fears of a double-dip recession dominated and jobs data indicated there may be some waning momentum in the U.S. labor market. The U.S. equity market declined. An equity market rally subsequently began just before Labor Day and continued through October, supported by data indicating a re-acceleration of the U.S. economy following reports of downward GDP revisions for the second calendar quarter.

Also, a soft landing for the Chinese economy at a rather high level of GDP growth quelled concerns about global demand. Statements by the Fed regarding further quantitative easing

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

3

PNC Equity Funds

A MESSAGE FROM THE PRESIDENT

“While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve.”

measures and numerous industry conferences reporting corporate profitability in line with or better than consensus estimates helped drive the September/October rally as well. Indeed, the September/October performances for both the Dow Jones Industrial Average and the S&P 500® Index were their best since 1998.

Despite decent U.S. economic news, the U.S. equity market ended the month of November lower based on some profit-taking following the strong September/October rally as well as on continuing worries about debt problems in Europe, renewed concerns about the potential for slower growth but higher commodity-based inflation in China and possible compromises regarding the extension of Bush tax cuts. However, losses were slight.

For the semi-annual period overall, mid-cap stocks within the U.S. equity market performed best, followed by small-cap stocks and then large-cap stocks. Growth stocks materially outperformed value stocks across the capitalization spectrum. (All as measured by the Russell Investments indices).

International equity markets overall, as measured by the MSCI EAFE® Index, surged even more strongly than U.S. stocks despite continued economic and political uncertainty, including sovereign debt concerns in the PIIGS nations (Portugal, Italy, Ireland, Greece and Spain). International equities experienced double-digit gains as many companies worldwide posted solid earnings and cited improving business conditions in many markets. Driven by Germany’s robust economic engine, business confidence firmed across Europe. Also during the semi-annual period, European regulators announced that all but seven of 91 of the continent’s largest banks passed the stress test administered to analyze the financial soundness of the beleaguered banking industry. Elsewhere, the Japanese government intervened in the world currency markets to slow the ascent of its currency, the yen. Meanwhile, growth in emerging markets equities, as measured by the MSCI Emerging Markets Index, notably outpaced that in international developed markets on a relative basis during the six months ended November 30, 2010. Emerging market equities surged especially strongly amidst reports of robust domestic demand and economic growth as well as of heightened merger and acquisition activity, strong currencies and soaring commodity prices.

Fixed Income

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

Concerns about stalling economic growth, combined with mounting anticipation of government bond purchases by the Fed to expand the money supply and the hangover from the European debt crisis, overrode “bond bubble” fears and strong equity market performance to press interest rates and U.S.Treasury yields lower through September 2010. Indeed, the third calendar quarter was the third consecutive quarter the Treasury market rallied. Still, outperforming U.S.Treasuries were corporate bonds — both high yield and investment grade — which rallied with stocks, as paltry interest rates encouraged investors to reach for more yield. Commercial mortgage-backed securities also performed well. Municipal bonds benefited through the third calendar quarter both from the reach for yield and from expectations of higher tax rates, in spite of increased default worries triggered by headline-making state and local government financial woes. Through September, the most notable lagging U.S. fixed income sector was agency mortgage-backed securities. Record low interest rates spurred a wave of home mortgage refinancing, which detracted from the performance of these mortgage-backed securities. Anticipation of the impact of the Fed’s quantitative easing and speculation about the possible lowering of refinancing standards by Fannie Mae and Freddie Mac also had a negative impact on mortgage-backed securities. (It should be

4

noted that while many investors migrated from money market funds to longer-duration assets via short- to intermediate-term taxable and tax-exempt bond funds during the semi-annual period in search of higher yields, investing in bond funds does involve greater risk than investing in money market funds. For example, if interest rates rise, bond fund values could decline.)

The U.S. fixed income market was weaker in October and November. Investors focused on the mid-term elections, on the Fed’s official announcement of a $600 billion bond purchase program and on re-emerging sovereign debt concerns in Europe, as Ireland received financial aid and bonds of other peripheral European countries came under pressure. While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve. During these two months, the U.S. Treasury market lost ground, as yields moved higher across the yield curve. Performance in non-Treasury sectors was mixed. Residential and commercial mortgage-backed securities outperformed similar-duration Treasuries. Investment grade and high yield corporate bonds were weaker in comparison. The tax-exempt bond market experienced a correction as technicals, or the supply/demand balance, became less favorable.

For the semi-annual period overall, two-year Treasury yields fell 31 basis points (a basis point is 1/100th of a percentage point) to 0.45%; 10-year Treasury yields dropped 50 basis points to 2.81%; and 30-year Treasury yields declined 10 basis points to 4.12%.

Money Markets

Throughout the semi-annual period, the Fed maintained the targeted federal funds rate near zero, and thus yields in the taxable and tax-exempt money markets remained at low levels.

Our View Ahead

We firmly believe that we are not facing a double-dip in the U.S. economy, but rather a typical mid-cycle slowdown. At the same time, we believe U.S. GDP growth may remain moderate through late 2011 when growth may accelerate. In our view, the financial markets continue to grapple with three critical issues affecting economic growth. First is the outcome of much politically-hyped debate surrounding tax policy for income, dividends and capital gains, which as of the end of the annual period had yet to be resolved. Second is the strength of the domestic consumer, given that the U.S. will not become an export-oriented economy and unemployment remains persistently high. Third, there will need to be some address by the Congress and the Administration to the growing U.S. fiscal deficit.

Looking forward for U.S. equities, then, we believe that earnings growth rates have likely peaked, consistent with falling GDP estimates. According to Thompson Reuters, 2011 earnings growth estimates have fallen from 25% in January 2010 to less than 13% November 2010. Future upside in equities will likely be driven by declines in the risk premium, primarily the result of a tax cut extension. We believe large-cap equities provide the most attractive option based on valuation and international exposure. International equities remain attractive as well, in our view. While growth rates in emerging markets have declined since double-digit highs, growth still remains strong although higher inflation remains a concern.

“...U.S. GDP growth may remain moderate through late 2011 when growth may accelerate...”

As for the fixed income market, our position reflects what we believe is its asymmetric risk profile. With rates at the short-term end of the yield curve anchored close to zero, the intermediate- and long-term segments of the yield curve have experienced a significant rally since the spring — even with rates moving higher in October and November. Low nominal yields create an asymmetric

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

5

PNC Equity Funds

A MESSAGE FROM THE PRESIDENT

“We believe that intermediate- and long-term interest rates could rise in the coming months”

risk profile because total returns are sensitive to modest changes in interest rates. The low interest rate environment punishes securities with low risk premiums, such as U.S. Treasuries, relative to bonds with higher yields. The efficacy of additional quantitative easing has been the source of much speculation, but we believe that quantitative easing policies may impact interest rates less than predicted by some market pundits. We believe that intermediate- and long-term interest rates could rise in the coming months. In turn, we continue to favor non-Treasury sectors over the U.S.Treasuries, with a particular eye toward corporate bonds, which we believe should perform well given improved corporate balance sheets and the health of investment grade corporations. We thank you for maintaining a long-term perspective as a basic tenet of your investment approach.

We also commend you for being a part of the PNC Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

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PNC Equity Funds

SUMMARY OF PORTFOLIO HOLDINGS

(Unaudited)

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Equity Funds as of November 30, 2010.
Balanced Allocation Fund		Large Cap Growth Fund
Domestic Common Stocks	44.9%	Information Technology	30.8%
Exchange Traded Funds	13.8	Consumer Discretionary	16.6
Corporate Bonds	9.8	Industrials	13.6
Foreign Common Stocks	7.8	Healthcare	10.5
U.S. Treasury Obligations	7.6	Consumer Staples	9.8
U.S. Government Agency Mortgage-Backed		Energy	9.6
Obligations	5.7	Materials	4.9
Affiliated Money Market Fund	3.7	Financials	2.9
Asset Backed Securities	2.7	Affiliated Money Market Fund	1.3
Collateralized Mortgage Obligations	2.5		100.0%
Commercial Mortgage-Backed Securities	1.4
Municipal Bonds	0.1
	100.0%
		Large Cap Value Fund
International Equity Fund		Financials	18.1%
United Kingdom	17.1%	Energy	13.6
Japan	12.5	Consumer Staples	12.1
Germany	10.4	Healthcare	12.1
Switzerland	6.6	Industrials	11.5
France	6.0	Consumer Discretionary	9.8
Sweden	5.8	Information Technology	9.2
Finland	3.3	Utilities	5.8
China	3.3	Telecommunication Services	4.0
Twenty-four other countries	31.3	Affiliated Money Market Fund	3.2
Affiliated Money Market Fund	3.7	Materials	0.6
	100.0%		100.0%

Large Cap Core Equity Fund
Information Technology	19.9%
Financials	13.6
Consumer Discretionary	12.0	Mid Cap Value Fund
Industrials	11.1	Financials	27.7%
Energy	11.0	Energy	15.1
Healthcare	10.9	Consumer Staples	14.6
Consumer Staples	10.9	Information Technology	10.9
Materials	3.5	Utilities	9.4
Utilities	2.8	Healthcare	8.2
Telecommunication Services	2.5	Industrials	8.0
Exchange Traded Fund	0.9	Consumer Discretionary	4.1
Affiliated Money Market Fund	0.9	Affiliated Money Market Fund	2.0
	100.0%		100.0%

8

Multi-Factor Small Cap Core Fund		S&P 500 Index Fund
Financials	17.3%	Information Technology	18.8%
Information Technology	17.2	Financials	15.1
Industrials	15.4	Energy	11.6
Healthcare	12.9	Healthcare	11.1
Consumer Discretionary	12.6	Consumer Staples	11.0
Materials	8.4	Consumer Discretionary	10.8
Energy	8.1	Industrials	10.8
Utilities	3.9	Materials	3.6
Consumer Staples	3.7	Utilities	3.5
Affiliated Money Market Fund	0.5	Telecommunication Services	3.1
	100.0%	Affiliated Money Market Fund	0.6
			100.0%
Multi-Factor Small Cap Growth Fund
Information Technology	24.7%
Consumer Discretionary	20.9
Industrials	18.0
Healthcare	17.5
Materials	5.8
Energy	4.8
Financials	3.9
Consumer Staples	2.9
Utilities	1.0
Telecommunication Services	0.5
	100.0%

Multi-Factor Small Cap Value Fund		Small Cap Core Fund
Financials	35.7%	Financials	24.3%
Industrials	12.6	Information Technology	16.0
Consumer Discretionary	9.9	Consumer Discretionary	14.7
Energy	9.3	Industrials	13.9
Information Technology	8.5	Energy	10.6
Utilities	6.4	Healthcare	8.7
Materials	5.7	Materials	4.0
Healthcare	4.9	Consumer Staples	2.8
Consumer Staples	4.6	Utilities	1.8
Telecommunication Services	1.6	Affiliated Money Market Fund	1.6
Affiliated Money Market Fund	0.8	Telecommunication Services	1.6
	100.0%		100.0%

9

PNC Equity Funds

EXPLANATION OF EXPENSE TABLES

(Unaudited)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2010 to November 30, 2010).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2010 to November 30, 2010).

The Expense Table that appears in your Fund’s overview illustrates your Fund’s costs in two ways.

—

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

—

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,089.11	1.04%	$ 5.45
Class A	1,000.00	1,087.62	1.33	6.96
Class C	1,000.00	1,082.71	2.04	10.65
Hypothetical**
Class I	1,000.00	1,019.85	1.04	5.27
Class A	1,000.00	1,018.40	1.33	6.73
Class C	1,000.00	1,014.84	2.04	10.30

International Equity Fund
Actual
Class I	$1,000.00	$1,170.51	1.25%	$ 6.80
Class A	1,000.00	1,168.75	1.55	8.43
Class C	1,000.00	1,164.24	2.25	12.21
Hypothetical**
Class I	1,000.00	1,018.80	1.25	6.33
Class A	1,000.00	1,017.30	1.55	7.84
Class C	1,000.00	1,013.79	2.25	11.36

Large Cap Core Equity Fund
Actual
Class I	$1,000.00	$1,119.57	0.94%	$4.99
Class A	1,000.00	1,117.95	1.23	6.53
Class C	1,000.00	1,114.50	1.94	10.28
Hypothetical**
Class I	1,000.00	1,020.36	0.94	4.76
Class A	1,000.00	1,018.90	1.23	6.23
Class C	1,000.00	1,015.34	1.94	9.80

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,143.08	0.98%	$5.26
Class A	1,000.00	1,140.80	1.28	6.87
Class C	1,000.00	1,137.56	1.98	10.61
Hypothetical**
Class I	1,000.00	1,020.16	0.98	4.96
Class A	1,000.00	1,018.65	1.28	6.48
Class C	1,000.00	1,015.14	1.98	10.00

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,064.90	0.95%	$4.92
Class A	1,000.00	1,063.46	1.25	6.47
Class C	1,000.00	1,059.29	1.95	10.07
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.80	1.25	6.33
Class C	1,000.00	1,015.29	1.95	9.85

Mid Cap Value Fund
Actual
Class I	$1,000.00	$1,102.78	1.03%	$ 5.43
Class A	1,000.00	1,101.22	1.33	7.01
Class C	1,000.00	1,097.49	2.03	10.67
Hypothetical**
Class I	1,000.00	1,019.90	1.03	5.22
Class A	1,000.00	1,018.40	1.33	6.73
Class C	1,000.00	1,014.89	2.03	10.25

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

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Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,145.93	0.95%	$5.11
Class A	1,000.00	1,143.99	1.24	6.66
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.85	1.24	6.28

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,176.28	0.95%	$ 5.18
Class A	1,000.00	1,174.89	1.23	6.71
Class C	1,000.00	1,169.98	1.95	10.61
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.90	1.23	6.23
Class C	1,000.00	1,015.29	1.95	9.85

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,127.52	1.25%	$ 6.67
Class A	1,000.00	1,126.36	1.55	8.26
Class C	1,000.00	1,121.95	2.25	11.97
Hypothetical**
Class I	1,000.00	1,018.80	1.25	6.33
Class A	1,000.00	1,017.30	1.55	7.84
Class C	1,000.00	1,013.79	2.25	11.36

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,093.02	0.35%	$1.84
Class A	1,000.00	1,090.71	0.60	3.14
Class C	1,000.00	1,087.17	1.35	7.06
Hypothetical**
Class I	1,000.00	1,023.31	0.35	1.78
Class A	1,000.00	1,022.06	0.60	3.04
Class C	1,000.00	1,018.30	1.35	6.83

Small Cap Core Fund
Actual
Class I	$1,000.00	$1,106.38	1.19%	$ 6.28
Class A	1,000.00	1,104.83	1.49	7.86
Class C	1,000.00	1,100.86	2.19	11.53
Hypothetical**
Class I	1,000.00	1,019.10	1.19	6.02
Class A	1,000.00	1,017.60	1.49	7.54
Class C	1,000.00	1,014.09	2.19	11.06

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

11

PNC Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Balanced Allocation Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$9.07	$8.24	$10.89	$11.86		$10.63	$9.95	$9.08	$8.26	$10.90	$11.88		$10.64	$9.96

Net Investment Income(1)	0.07	0.15	0.20	0.22		0.23	0.17	0.06	0.12	0.18	0.20		0.20	0.14
Realized and Unrealized Gain (Loss) on Investments	0.73	0.83	(2.65)	(0.24)		1.51	0.68	0.73	0.83	(2.65)	(0.25)		1.52	0.69

Total from Investment Operations	0.80	0.98	(2.45)	(0.02)		1.74	0.85	0.79	0.95	(2.47)	(0.05)		1.72	0.83

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.07)	(0.15)	(0.20)	(0.24)		(0.21)	(0.17)	(0.05)	(0.13)	(0.17)	(0.22)		(0.18)	(0.15)
Distributions from Net Realized Capital Gains	–	–	–	(0.71)		(0.30)	–	–	–	–	(0.71)		(0.30)	–

Total Distributions	(0.07)	(0.15)	(0.20)	(0.95)		(0.51)	(0.17)	(0.05)	(0.13)	(0.17)	(0.93)		(0.48)	(0.15)

Net Asset Value, End of Period	$9.80	$9.07	$8.24	$10.89		$11.86	$10.63	$9.82	$9.08	$8.26	$10.90		$11.88	$10.64

Total Return†	8.91%	11.92%	(22.58)%	(0.28)%		16.68%	8.64%	8.76%	11.52%	(22.68)%	(0.61)%		16.47%	8.35%

Ratios/Supplemental Data
Net Assets End of Period (000)	$74,417	$81,917	$137,909	$200,150		$149,407	$122,916	$13,047	$13,487	$13,863	$17,959		$17,125	$14,323
Ratio of Expenses to Average Net Assets	1.04%	1.02%	1.02%	0.98%		0.97%	1.04%	1.33%	1.33%	1.27%	1.23%		1.22%	1.29%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.72%	2.37%	2.00%		2.06%	1.63%	1.17%	1.33%	2.11%	1.75%		1.81%	1.38%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.06%	1.02%	1.02%	0.98%		0.97%	1.04%	1.35%	1.33%	1.27%	1.23%		1.22%	1.29%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.46%	1.72%	2.37%	2.00%		2.06%	1.63%	1.15%	1.33%	2.11%	1.75%		1.81%	1.38%
Portfolio Turnover Rate(3)	37%	115%	93%	126%		148%	223%	37%	115%	93%	126%		148%	223%

	Balanced Allocation Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$9.00	$8.21	$10.84	$11.81		$10.59	$9.91

Net Investment Income(1)	0.02	0.05	0.12	0.11		0.12	0.07
Realized and Unrealized Gain (Loss) on Investments	0.72	0.82	(2.64)	(0.24)		1.51	0.68

Total from Investment Operations	0.74	0.87	(2.52)	(0.13)		1.63	0.75

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	– **	(0.08)	(0.11)	(0.13)		(0.11)	(0.07)
Distributions from Net Realized Capital Gains	–	–	–	(0.71)		(0.30)	–

Total Distributions	–	(0.08)	(0.11)	(0.84)		(0.41)	(0.07)

Net Asset Value, End of Period	$9.74	$9.00	$8.21	$10.84		$11.81	$10.59

Total Return†	8.27%	10.64%	(23.24)%	(1.25)%		15.60%	7.60%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,217	$1,223	$1,182	$2,026		$2,236	$1,246
Ratio of Expenses to Average Net Assets	2.04%	2.05%	1.99%	1.96%		1.95%	1.99%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.61%	1.41%	1.02%		1.08%	0.68%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.06%	2.05%	1.99%	1.96%		1.95%	1.99%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.44%	0.61%	1.41%	1.02%		1.08%	0.68%
Portfolio Turnover Rate(3)	37%	115%	93%	126%		148%	223%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.
(3)

Due to its investment strategy, Balanced Allocation Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

12

	International Equity Fund
	Class I							Class A
	2010*	2010	2009	2008(1)		2007(1)	2006(1)	2010*	2010	2009	2008(1)		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$12.14	$10.94	$17.94	$18.12		$14.23	$11.14	$12.03	$10.86	$17.78	$17.93		$14.10	$11.03
Net Investment Income (Loss)(2)	0.01	0.14	0.14	0.27		0.15	0.15	(0.01)	0.09	0.11	0.21		0.11	0.11
Realized and Unrealized Gain (Loss) on Investments	2.06	1.07	(6.83)	(0.27)		3.77	3.22	2.04	1.08	(6.77)	(0.24)		3.72	3.21

Total from Investment Operations	2.07	1.21	(6.69)	–		3.92	3.37	2.03	1.17	(6.66)	(0.03)		3.83	3.32

Payment from Affiliate(2)	–	–	–	–	**(3)	–	–	–	–	–	–	**(3)	–	–

Dividends from Net Investment Income	–	(0.01)	(0.31)	(0.18)		(0.03)	(0.28)	–	–	(0.26)	(0.12)		– **	(0.25)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	–	(0.01)	(0.31)	(0.18)		(0.03)	(0.28)	–	–	(0.26)	(0.12)		–	(0.25)

Net Asset Value, End of Period	$14.21	$12.14	$10.94	$17.94		$18.12	$14.23	$14.06	$12.03	$10.86	$17.78		$17.93	$14.10

Total Return†	17.05%	11.09%	(36.94)%	0.01%		27.61%	30.57%	16.88%	10.77%	(37.15)%	(0.18)%		27.17%	30.39%

Ratios/Supplemental Data
Net Assets End of Period (000)	$331,074	$311,574	$238,121	$406,546		$343,857	$264,452	$11,113	$10,498	$10,174	$19,319		$19,630	$14,083
Ratio of Expenses to Average Net Assets	1.25%	1.21%	1.28%	1.23%		1.22%	1.34%	1.55%	1.53%	1.53%	1.48%		1.47%	1.59%
Ratio of Net Investment Income to Average Net Assets	0.12%	1.11%	1.21%	1.53%		0.95%	1.13%	(0.17)%	0.69%	0.94%	1.28%		0.70%	0.88%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.25%	1.21%	1.34%	1.38%		1.37%	1.49%	1.55%	1.53%	1.60%	1.63%		1.62%	1.74%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.12%	1.11%	1.15%	1.38%		0.80%	0.98%	(0.17)%	0.69%	0.87%	1.13%		0.55%	0.73%
Portfolio Turnover Rate	16%	74%	37%	43%		37%	123%	16%	74%	37%	43%		37%	123%

	International Equity Fund
	Class C
	2010*	2010	2009	2008(1)		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$11.63	$10.57	$17.14	$17.30		$13.69	$10.68

Net Investment Income (Loss)(2)	(0.06)	0.02	0.01	0.07		0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	1.97	1.04	(6.47)	(0.23)		3.59	3.12

Total from Investment Operations	1.91	1.06	(6.46)	(0.16)		3.61	3.13

Payment from Affiliate(2)	–	–	–	–	**(3)	–	–

Dividends from Net Investment Income	–	–	(0.11)	–		–	(0.12)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–

Total Distributions	–	–	(0.11)	–		–	(0.12)

Net Asset Value, End of Period	$13.54	$11.63	$10.57	$17.14		$17.30	$13.69

Total Return†	16.42%	10.03%	(37.58)%	(0.93)%		26.37%	29.43%

Ratios/Supplemental Data
Net Assets End of Period (000)	$412	$358	$314	$988		$1,164	$1,001
Ratio of Expenses to Average Net Assets	2.25%	2.22%	2.23%	2.20%		2.19%	2.27%
Ratio of Net Investment Income to Average Net Assets	(0.87)%	0.15%	0.08%	0.56%		(0.02)%	0.20%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.25%	2.22%	2.31%	2.35%		2.34%	2.42%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.87)%	0.15%	0.00%	0.41%		(0.17)%	0.05%
Portfolio Turnover Rate	16%	74%	37%	43%		37%	123%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.
(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

13

PNC Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Large Cap Core Equity Fund
	Class I								Class A
	2010*	2010		2009	2008		2007	2006	2010*	2010		2009	2008		2007	2006
Net Asset Value, Beginning of Period	$8.60	$7.30		$11.77	$13.48		$12.39	$11.54	$8.42	$7.19		$11.60	$13.33		$12.26	$11.41

Net Investment Income (Loss)(1)	0.04	0.05		0.05	–	**	0.12	0.05	0.03	0.02		0.03	(0.03)		0.09	0.02
Realized and Unrealized Gain (Loss) on Investments	0.98	1.31		(4.35)	(0.58)		1.79	1.09	0.96	1.23		(4.29)	(0.59)		1.77	1.10

Total from Investment Operations	1.02	1.36		(4.30)	(0.58)		1.91	1.14	0.99	1.25		(4.26)	(0.62)		1.86	1.12

Payment from Affiliate(1)	–	–		–	–	**(2)	–	–	–	–		–	–	**(2)	–	–

Dividends from Net Investment Income	(0.03)	(0.06)		(0.04)	(0.09)		(0.06)	(0.04)	(0.02)	(0.02)		(0.02)	(0.07)		(0.03)	(0.02)
Distributions from Net Realized Capital Gains	–	–		(0.13)	(1.04)		(0.76)	(0.25)	–	–		(0.13)	(1.04)		(0.76)	(0.25)

Total Distributions	(0.03)	(0.06)		(0.17)	(1.13)		(0.82)	(0.29)	(0.02)	(0.02)		(0.15)	(1.11)		(0.79)	(0.27)

Net Asset Value, End of Period	$9.59	$8.60		$7.30	$11.77		$13.48	$12.39	$9.39	$8.42		$7.19	$11.60		$13.33	$12.26

Total Return†	11.96%	18.68%		(36.46)%	(4.72)%		15.91%	9.98%	11.80%	17.45%		(36.63)%	(5.05)%		15.62%	9.81%

Ratios/Supplemental Data
Net Assets End of Period (000)	$16,811	$13,924		$121,950	$201,994		$235,381	$227,171	$3,437	$3,407		$3,343	$5,361		$5,918	$5,863
Ratio of Expenses to Average Net Assets	0.94%	0.84%		0.96%	0.92%		0.92%	0.97%	1.23%	1.29%		1.21%	1.17%		1.17%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.95%	0.65%		0.59%	0.02%		0.97%	0.43%	0.65%	0.25%		0.34%	(0.23)%		0.72%	0.18%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.27%	1.05%		0.96%	0.92%		0.92%	0.97%	1.56%	1.64%		1.21%	1.17%		1.17%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.62%	0.44%		0.59%	0.02%		0.97%	0.43%	0.32%	(0.09)%		0.34%	(0.23)%		0.72%	0.18%
Portfolio Turnover Rate	35%	383	%(3)	89%	83%		66%	65%	35%	383	%(3)	89%	83%		66%	65%

	Large Cap Core Equity Fund
	Class C
	2010*	2010		2009	2008		2007	2006
Net Asset Value, Beginning of Period	$7.86	$6.75		$10.95	$12.70		$11.77	$11.02

Net Investment Income (Loss)(1)	– **	(0.03)		(0.03)	(0.11)		– **	(0.06)
Realized and Unrealized Gain (Loss) on Investments	0.90	1.14		(4.04)	(0.56)		1.69	1.06

Total from Investment Operations	0.90	1.11		(4.07)	(0.67)		1.69	1.00

Payment from Affiliate(1)	–	–	**	–	–	**(2)	–	–

Dividends from Net Investment Income	–	–	**	–	(0.04)		–	–
Distributions from Net Realized Capital Gains	–	–		(0.13)	(1.04)		(0.76)	(0.25)

Total Distributions	–	–		(0.13)	(1.08)		(0.76)	(0.25)

Net Asset Value, End of Period	$8.76	$7.86		$6.75	$10.95		$12.70	$11.77

Total Return†	11.45%	16.48%		(37.05)%	(5.69)%		14.78%	9.11%

Ratios/Supplemental Data
Net Assets End of Period (000)	$162	$149		$148	$315		$431	$408
Ratio of Expenses to Average Net Assets	1.94%	1.99%		1.92%	1.89%		1.89%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06)%	(0.45)%		(0.39)%	(0.95)%		0.00%	(0.50)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.27%	2.34%		1.92%	1.89%		1.89%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.39)%	(0.79)%		(0.39)%	(0.95)%		0.00%	(0.50)%
Portfolio Turnover Rate	35%	383	%(3)	89%	83%		66%	65%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.
(3)

During the period ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions during the period. See Large Capital Stock Redemption disclosure within Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

14

	Large Cap Growth Fund
	Class I								Class A
	2010*	2010		2009	2008		2007	2006	2010*	2010		2009	2008		2007	2006
Net Asset Value, Beginning of Period	$13.42	$11.57		$18.53	$20.80		$19.77	$19.06	$13.14	$11.35		$18.17	$20.47		$19.48	$18.78

Net Investment Income (Loss)(1)	0.04	0.06		0.06	(0.04)		0.10	–	0.02	0.01		0.03	(0.12)		0.05	(0.05)
Realized and Unrealized Gain (Loss) on Investments	1.88	1.82		(6.96)	(0.38)		3.00	1.54	1.83	1.80		(6.83)	(0.33)		2.96	1.51

Total from Investment Operations	1.92	1.88		(6.90)	(0.42)		3.10	1.54	1.85	1.81		(6.80)	(0.45)		3.01	1.46

Payment from Affiliate(1)	–	–		–	0.01	(2)	–	–	–	–		–	0.01	(2)	–	–

Dividends from Net Investment Income	–	(0.03)		(0.06)	–		(0.16)	(0.19)	–	(0.02)		(0.02)	–		(0.11)	(0.12)
Distributions from Net Realized Capital Gains	–	–		–	(1.86)		(1.91)	(0.64)	–	–		–	(1.86)		(1.91)	(0.64)

Total Distributions	–	(0.03)		(0.06)	(1.86)		(2.07)	(0.83)	–	(0.02)		(0.02)	(1.86)		(2.02)	(0.76)

Net Asset Value, End of Period	$15.34	$13.42		$11.57	$18.53		$20.80	$19.77	$14.99	$13.14		$11.35	$18.17		$20.47	$19.48

Total Return†	14.31%	16.31%		(37.24)%	(2.60	)%(3)	16.51%	8.02%	14.08%	15.95%		(37.40)%	(2.79	)%(3)	16.26%	7.74%

Ratios/Supplemental Data
Net Assets End of Period (000)	$87,966	$96,561		$178,605	$444,181		$430,249	$453,493	$15,199	$14,797		$14,664	$24,234		$121,321	$118,848
Ratio of Expenses to Average Net Assets	0.98%	0.95%		0.98%	0.92%		0.93%	0.97%	1.28%	1.28%		1.24%	1.17%		1.18%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.62%	0.44%		0.46%	(0.22)%		0.44%	(0.01)%	0.33%	0.11%		0.24%	(0.47)%		0.19%	(0.26)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.05%	0.99%		0.98%	0.92%		0.93%	0.97%	1.35%	1.33%		1.24%	1.17%		1.18%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.55%	0.40%		0.46%	(0.22)%		0.44%	(0.01)%	0.26%	0.06%		0.24%	(0.47)%		0.19%	(0.26)%
Portfolio Turnover Rate	38%	165	%(4)	93%	92%		79%	76%	38%	165	%(4)	93%	92%		79%	76%

	Large Cap Growth Fund
	Class C
	2010*	2010		2009	2008		2007	2006
Net Asset Value, Beginning of Period	$12.14	$10.55		$16.98	$19.38		$18.58	$17.94

Net Investment Income (Loss)(1)	(0.02)	(0.07)		(0.06)	(0.22)		(0.10)	(0.18)
Realized and Unrealized Gain (Loss) on Investments	1.69	1.66		(6.37)	(0.33)		2.81	1.46

Total from Investment Operations	1.67	1.59		(6.43)	(0.55)		2.71	1.28

Payment from Affiliate(1)	–	–		–	0.01	(2)	–	–

Dividends from Net Investment Income	–	–		– **	–		–	–
Distributions from Net Realized Capital Gains	–	–		–	(1.86)		(1.91)	(0.64)

Total Distributions	–	–		–	(1.86)		(1.91)	(0.64)

Net Asset Value, End of Period	$13.81	$12.14		$10.55	$16.98		$19.38	$18.58

Total Return†	13.76%	15.07%		(37.85)%	(3.49	)%(3)	15.35%	7.08%

Ratios/Supplemental Data
Net Assets End of Period (000)	$255	$242		$230	$500		$707	$826
Ratio of Expenses to Average Net Assets	1.98%	1.99%		1.94%	1.89%		1.90%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.36)%	(0.59)%		(0.49)%	(1.19)%		(0.53)%	(0.94)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.05%	2.03%		1.94%	1.89%		1.90%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.43)%	(0.64)%		(0.49)%	(1.19)%		(0.53)%	(0.94)%
Portfolio Turnover Rate	38%	165	%(4)	93%	92%		79%	76%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.
(3)

During the period ended May 31, 2008, 0.05% of Class I, Class A, and Class C total returns was attributable to a payment by an affiliate as referenced in Note 11 in Notes to Financial Statements. Excluding this item, the total returns would have been (2.65)%, (2.84)%, and (3.59)% for Class I, Class A, and Class C, respectively.

(4)	During the period ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions.

See Notes to Financial Statements.

15

PNC Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Large Cap Value Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$11.62	$10.72	$16.76	$20.99		$18.87	$17.58	$11.57	$10.68	$16.68	$20.91		$18.81	$17.53

Net Investment Income(1)	0.08	0.18	0.27	0.28		0.29	0.25	0.06	0.14	0.23	0.23		0.23	0.20
Realized and Unrealized Gain (Loss) on Investments	0.67	0.92	(5.75)	(2.33)		4.24	2.62	0.67	0.92	(5.72)	(2.32)		4.23	2.61

Total from Investment Operations	0.75	1.10	(5.48)	(2.05)		4.53	2.87	0.73	1.06	(5.49)	(2.09)		4.46	2.81

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.09)	(0.20)	(0.27)	(0.32)		(0.27)	(0.23)	(0.07)	(0.17)	(0.22)	(0.28)		(0.22)	(0.18)
Distributions from Net Realized Capital Gains	–	–	(0.29)	(1.86)		(2.14)	(1.35)	–	–	(0.29)	(1.86)		(2.14)	(1.35)

Total Distributions	(0.09)	(0.20)	(0.56)	(2.18)		(2.41)	(1.58)	(0.07)	(0.17)	(0.51)	(2.14)		(2.36)	(1.53)

Net Asset Value, End of Period	$12.28	$11.62	$10.72	$16.76		$20.99	$18.87	$12.23	$11.57	$10.68	$16.68		$20.91	$18.81

Total Return†	6.49%	10.25%	(32.68)%	(10.26)%		25.29%	16.78%	6.35%	9.86%	(32.84)%	(10.48)%		24.95%	16.48%

Ratios/Supplemental Data
Net Assets End of Period (000)	$187,522	$210,282	$292,811	$611,529		$718,669	$582,162	$27,667	$28,699	$30,435	$52,495		$65,300	$54,448
Ratio of Expenses to Average Net Assets	0.95%	0.93%	0.96%	0.91%		0.92%	0.97%	1.25%	1.25%	1.22%	1.16%		1.17%	1.22%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.49%	2.20%	1.52%		1.42%	1.30%	1.08%	1.17%	1.98%	1.27%		1.17%	1.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.95%	0.93%	0.96%	0.91%		0.92%	0.97%	1.25%	1.25%	1.22%	1.16%		1.17%	1.22%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.38%	1.49%	2.20%	1.52%		1.42%	1.30%	1.08%	1.17%	1.98%	1.27%		1.17%	1.05%
Portfolio Turnover Rate	32%	52%	65%	104%		71%	46%	32%	52%	65%	104%		71%	46%

	Large Cap Value Fund
	Class C
	2010 *	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$11.39	$10.52	$16.43	$20.66		$18.62	$17.36

Net Investment Income(1)	0.02	0.05	0.15	0.09		0.09	0.07
Realized and Unrealized Gain (Loss) on Investments	0.65	0.91	(5.64)	(2.29)		4.18	2.59

Total from Investment Operations	0.67	0.96	(5.49)	(2.20)		4.27	2.66

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.02)	(0.09)	(0.13)	(0.17)		(0.09)	(0.05)
Distributions from Net Realized Capital Gains	–	–	(0.29)	(1.86)		(2.14)	(1.35)

Total Distributions	(0.02)	(0.09)	(0.42)	(2.03)		(2.23)	(1.40)

Net Asset Value, End of Period	$12.04	$11.39	$10.52	$16.43		$20.66	$18.62

Total Return†	5.93%	9.11%	(33.31)%	(11.13)%		24.04%	15.70%

Ratios/Supplemental Data
Net Assets End of Period (000)	$178	$218	$259	$440		$808	$588
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.92%	1.88%		1.89%	1.90%
Ratio of Net Investment Income to Average Net Assets	0.37%	0.46%	1.29%	0.55%		0.45%	0.37%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.95%	1.95%	1.92%	1.88%		1.89%	1.90%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	0.37%	0.46%	1.29%	0.55%		0.45%	0.37%
Portfolio Turnover Rate	32%	52%	65%	104%		71%	46%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

16

	Mid Cap Value Fund

	Class I							Class A

	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.80	$8.68	$13.48	$16.61		$13.73	$12.47	$10.67	$8.59	$13.30	$16.38		$13.57	$12.35

Net Investment Income(1)	0.04	0.07	0.12	0.12		0.28	0.09	0.02	0.04	0.09	0.09		0.31	0.04
Realized and Unrealized Gain (Loss) on Investments	1.07	2.07	(4.75)	(2.28)		3.41	2.55	1.06	2.04	(4.67)	(2.26)		3.30	2.53

Total from Investment Operations	1.11	2.14	(4.63)	(2.16)		3.69	2.64	1.08	2.08	(4.58)	(2.17)		3.61	2.57

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	–	(0.02)	(0.17)	(0.26)		(0.05)	(0.11)	–	–	(0.13)	(0.20)		(0.04)	(0.08)
Distributions from Net Realized Capital Gains	–	–	–	(0.71)		(0.76)	(1.27)	–	–	–	(0.71)		(0.76)	(1.27)

Total Distributions	–	(0.02)	(0.17)	(0.97)		(0.81)	(1.38)	–	–	(0.13)	(0.91)		(0.80)	(1.35)

Net Asset Value, End of Period	$11.91	$10.80	$8.68	$13.48		$16.61	$13.73	$11.75	$10.67	$8.59	$13.30		$16.38	$13.57

Total Return†	10.28%	24.64%	(34.22)%	(13.21)%		27.76%	22.04%	10.12%	24.21%	(34.33)%	(13.42)%		27.48%	21.66%

Ratios/Supplemental Data
Net Assets End of Period (000)	$72,669	$74,331	$96,510	$216,224		$190,806	$93,896	$39,940	$48,515	$46,524	$94,590		$194,866	$10,777
Ratio of Expenses to Average Net Assets	1.03%	1.01%	1.08%	1.01%		0.93%	1.01%	1.33%	1.32%	1.33%	1.26%		1.18%	1.26%
Ratio of Net Investment Income to Average Net Assets	0.71%	0.72%	1.24%	0.83%		1.86%	0.62%	0.41%	0.38%	0.96%	0.58%		1.61%	0.37%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.03%	1.01%	1.21%	1.26%		1.18%	1.26%	1.33%	1.32%	1.45%	1.51%		1.43%	1.51%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.71%	0.72%	1.11%	0.58%		1.61%	0.37%	0.41%	0.38%	0.84%	0.33%		1.36%	0.12%
Portfolio Turnover Rate	13%	66%	73%	58%		45%	44%	13%	66%	73%	58%		45%	44%

	Mid Cap Value Fund

	Class C

	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.36	$8.40	$13.06	$16.13		$13.43	$12.23

Net Investment Income (Loss)(1)	(0.02)	(0.03)	0.02	(0.02)		0.15	(0.04)
Realized and Unrealized Gain (Loss) on Investments	1.03	1.99	(4.58)	(2.22)		3.31	2.51

Total from Investment Operations	1.01	1.96	(4.56)	(2.24)		3.46	2.47

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	–	–	(0.10)	(0.12)		–	–
Distributions from Net Realized Capital Gains	–	–	–	(0.71)		(0.76)	(1.27)

Total Distributions	–	–	(0.10)	(0.83)		(0.76)	(1.27)

Net Asset Value, End of Period	$11.37	$10.36	$8.40	$13.06		$16.13	$13.43

Total Return†	9.75%	23.33%	(34.82)%	(14.04)%		26.58%	20.95%

Ratios/Supplemental Data
Net Assets End of Period (000)	$2,867	$3,794	$4,176	$7,699		$5,620	$1,745
Ratio of Expenses to Average Net Assets	2.03%	2.02%	2.04%	1.97%		1.90%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.29)%	(0.33)%	0.27%	(0.13)%		0.89%	(0.31)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.03%	2.02%	2.15%	2.22%		2.15%	2.19%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.29)%	(0.33)%	0.16%	(0.38)%		0.64%	(0.56)%
Portfolio Turnover Rate	13%	66%	73%	58%		45%	44%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

17

PNC Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Multi-Factor Small Cap Core Fund

	Class I							Class A

	2010*	2010	2009	2008		2007	2006(4)	2010*	2010	2009	2008		2007	2006(4)
Net Asset Value, Beginning of Period	$8.84	$7.03	$11.05	$12.34		$11.16	$10.00	$8.82	$7.00	$11.03	$12.31		$11.15	$10.00

Net Investment Income(1)	0.03	0.05	0.04	0.03		0.11	0.03	0.01	0.03	0.02	0.01		0.05	–
Realized and Unrealized Gain (Loss) on Investments	1.26	1.90	(4.06)	(1.24)		1.18	1.13	1.26	1.89	(4.05)	(1.25)		1.21	1.15

Total from Investment Operations	1.29	1.95	(4.02)	(1.21)		1.29	1.16	1.27	1.92	(4.03)	(1.24)		1.26	1.15

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	–	(0.14)	–	(0.08	)(3)	(0.05)	–	–	(0.10)	–	(0.04	)(3)	(0.04)	–
Distributions from Net Realized Capital Gains	–	–	–	–		(0.06)	–	–	–	–	–		(0.06)	–

Total Distributions	–	(0.14)	–	(0.08)		(0.11)	–	–	(0.10)	–	(0.04)		(0.10)	–

Net Asset Value, End of Period	$10.13	$8.84	$7.03	$11.05		$12.34	$11.16	$10.09	$8.82	$7.00	$11.03		$12.31	$11.15

Total Return†	14.59%	27.90%	(36.38)%	(9.87)%		11.62%	11.60%	14.40%	27.53%	(36.54)%	(10.09)%		11.35%	11.50%

Ratios/Supplemental Data
Net Assets End of Period (000)	$20,853	$18,199	$22,531	$49,073		$47,649	$6,599	$275	$272	$235	$454		$648	$116
Ratio of Expenses to Average Net Assets	0.95%	0.93%	0.95%	0.95%		0.95%	0.99%	1.24%	1.24%	1.20%	1.20%		1.20%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.64%	0.47%	0.25%		0.73%	0.43%	0.26%	0.32%	0.22%	0.00%		0.48%	0.18%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.34%	1.33%	1.30%	1.24%		1.21%	1.55%	1.63%	1.65%	1.55%	1.49%		1.46%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.17%	0.24%	0.12%	(0.04)%		0.47%	(0.13)%	(0.13)%	(0.09)%	(0.13)%	(0.29)%		0.22%	(0.38)%
Portfolio Turnover Rate	43%	105%	186%	107%		189%	64%	43%	105%	186%	107%		189%	64%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.
(3)	Includes a tax return of capital of $(0.0434) each for Class I and Class A.
(4)	Commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

18

	Multi-Factor Small Cap Growth Fund

	Class I							Class A

	2010*	2010	2009	2008		2007	2006(1)	2010*	2010	2009	2008		2007	2006(1)
Net Asset Value, Beginning of Period	$9.02	$7.21	$11.42	$11.78		$10.57	$10.00	$8.92	$7.15	$11.35	$11.74		$10.56	$10.00

Net Investment Income (Loss)(2)	0.01	0.02	– **	(0.03)		(0.04)	(0.03)	(0.01)	–	(0.02)	(0.06)		(0.06)	(0.05)
Realized and Unrealized Gain (Loss) on Investments	1.58	1.79	(4.21)	(0.12)		1.25	0.60	1.57	1.77	(4.18)	(0.12)		1.24	0.61

Total from Investment Operations	1.59	1.81	(4.21)	(0.15)		1.21	0.57	1.56	1.77	(4.20)	(0.18)		1.18	0.56

Payment from Affiliate(2)	–	–	–	–	**(3)	–	–	–	–	–	–	**(3)	–	–

Dividends from Net Investment Income	–	–	–	–		–	–	–	–	–	–		–	–
Distributions from Net Realized Capital Gains	–	–	–	(0.21)		–	–	–	–	–	(0.21)		–	–

Total Distributions	–	–	–	(0.21)		–	–	–	–	–	(0.21)		–	–

Net Asset Value, End of Period	$10.61	$9.02	$7.21	$11.42		$11.78	$10.57	$10.48	$8.92	$7.15	$11.35		$11.74	$10.56

Total Return†	17.63%	25.10%	(36.87)%	(1.38)%		11.45%	5.70%	17.49%	24.76%	(37.00)%	(1.65)%		11.17%	5.60%

Ratios/Supplemental Data
Net Assets End of Period (000)	$9,477	$10,010	$5,007	$6,491		$6,312	$5,518	$18,959	$17,484	$38	$60		$35	$21
Ratio of Expenses to Average Net Assets	0.95%	0.94%	0.95%	0.95%		0.95%	0.97%	1.23%	1.23%	1.20%	1.20%		1.20%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	0.27%	0.02%	(0.27)%		(0.34)%	(0.45)%	(0.13)%	0.01%	(0.23)%	(0.52)%		(0.59)%	(0.70)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.95%	1.84%	1.86%	1.67%		1.58%	1.64%	2.23%	2.15%	2.10%	1.92%		1.83%	1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.85)%	(0.63)%	(0.89)%	(0.99)%		(0.97)%	(1.12)%	(1.13)%	(0.91)%	(1.13)%	(1.24)%		(1.22)%	(1.37)%
Portfolio Turnover Rate	44%	112%	128%	137%		160%	77%	44%	112%	128%	137%		160%	77%

	Multi-Factor Small Cap Growth Fund

	Class C

	2010*	2010(1)
Net Asset Value, Beginning of Period	$ 9.06	$7.29

Net Investment Income (Loss)(2)	(0.04)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	1.58	1.83

Total from Investment Operations	1.54	1.77

Payment from Affiliate(2)	–	–

Dividends from Net Investment Income	–	–
Distributions from Net Realized Capital Gains	–	–

Total Distributions	–	–

Net Asset Value, End of Period	$10.60	$9.06

Total Return†	17.00%	24.28%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 138	$ 124
Ratio of Expenses to Average Net Assets	1.95%	2.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.84)%	(0.83)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.95%	3.38%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(1.84)%	(1.91)%
Portfolio Turnover Rate	44%	112%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)

Class I, Class A and Class C inception date was September 30, 2005. Class I and Class A commenced operations on September 30, 2005. Class C commenced operations beyond seed capital on July 27, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

19

PNC Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Multi-Factor Small Cap Value Fund
	Class I								Class A
	2010*	2010	2009		2008(1)		2007(1)	2006(1)	2010*	2010	2009		2008(1)		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$10.90	$8.51	$13.18		$19.66		$20.94	$20.74	$10.05	$7.87	$12.20		$18.49		$19.90	$19.84

Net Investment Income (Loss)(2)	0.06	0.06	0.07		(0.01)		0.01	0.01	0.04	0.02	0.02		(0.05)		(0.04)	(0.05)
Realized and Unrealized Gain (Loss) on Investments	1.33	2.33	(4.61)		(3.73)		1.75	2.86	1.23	2.16	(4.24)		(3.50)		1.66	2.74

Total from Investment Operations	1.39	2.39	(4.54)		(3.74)		1.76	2.87	1.27	2.18	(4.22)		(3.55)		1.62	2.69

Payment from Affiliate(2)	–	–	–		0.01	(3)	–	–	–	–	–		0.01(3)		–	–

Dividends from Net Investment Income	–	–	(0.13	)(4)	–	**(5)	(0.01)	(0.04)	–	–	(0.11	)(4)	–		–	–
Distributions from Net Realized Capital Gains	–	–	–		(2.75)		(3.03)	(2.63)	–	–	–		(2.75)		(3.03)	(2.63)

Total Distributions	–	–	(0.13)		(2.75)		(3.04)	(2.67)	–	–	(0.11)		(2.75)		(3.03)	(2.63)

Net Asset Value, End of Period	$12.29	$10.90	$8.51		$13.18		$19.66	$20.94	$11.32	$10.05	$7.87		$12.20		$18.49	$19.90

Total Return†	12.75%	28.09%	(34.41)%		(19.53	)%(6)	9.33%	14.88%	12.64%	27.70%	(34.57)%		(19.77	)%(6)	9.08%	14.62%

Ratios/Supplemental Data
Net Assets End of Period (000)	$18,430	$19,528	$28,920		$137,557		$414,786	$631,241	$18,730	$18,739	$18,641		$32,620		$172,928	$198,542
Ratio of Expenses to Average Net Assets	1.25%	1.29%	1.34%		1.20%		1.17%	1.20%	1.55%	1.61%	1.64%		1.45%		1.42%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11%	0.59%	0.62%		(0.09)%		0.05%	0.01%	0.80%	0.23%	0.16%		(0.34)%		(0.20)%	(0.24)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.57%	1.51%	1.34%		1.20%		1.17%	1.20%	1.86%	1.83%	1.64%		1.45%		1.42%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.79%	0.37%	0.62%		(0.09)%		0.05%	0.01%	0.49%	0.02%	0.16%		(0.34)%		(0.20)%	(0.24)%
Portfolio Turnover Rate	42%	104%	81%		102%		74%	94%	42%	104%	81%		102%		74%	94%

	Multi-Factor Small Cap Value Fund
	Class C
	2010*	2010	2009		2008(1)		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$9.02	$7.11	$11.02		$17.13		$18.78	$18.99

Net Investment Income (Loss)(2)	– **	(0.04)	(0.04)		(0.15)		(0.16)	(0.18)
Realized and Unrealized Gain (Loss) on Investments	1.10	1.95	(3.83)		(3.22)		1.54	2.60

Total from Investment Operations	1.10	1.91	(3.87)		(3.37)		1.38	2.42

Payment from Affiliate(2)	–	–	–		0.01	(3)	–	–

Dividends from Net Investment Income	–	–	(0.04	)(4)	–		–	–
Distributions from Net Realized Capital Gains	–	–	–		(2.75)		(3.03)	(2.63)

Total Distributions	–	–	(0.04)		(2.75)		(3.03)	(2.63)

Net Asset Value, End of Period	$10.12	$9.02	$7.11		$11.02		$17.13	$18.78

Total Return†	12.20%	26.86%	(35.08)%		(20.33	)%(6)	8.29%	13.81%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,545	$1,586	$1,707		$4,151		$12,547	$19,237
Ratio of Expenses to Average Net Assets	2.25%	2.32%	2.34%		2.17%		2.14%	2.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10%	(0.46)%	(0.46)%		(1.06)%		(0.92)%	(0.92)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.57%	2.53%	2.34%		2.17%		2.14%	2.13%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.22)%	(0.67)%	(0.46)%		(1.06)%		(0.92)%	(0.92)%
Portfolio Turnover Rate	42%	104%	81%		102%		74%	94%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.
(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 11 in Notes to Financial Statements.
(4)	Includes a tax return of capital of $(0.0475) each for Class I, Class A and Class C.
(5)	Includes a tax return of capital of $(0.0010) for Class I.
(6)

During the period ended May 31, 2008, 0.05%, 0.05%, and 0.06% of Class I, Class A, and Class C total returns, respectively, were attributable to a payment by an affiliate as referenced in Note 11 in Notes to Financial Statements. Excluding this item, the total returns would have been (19.58)%, (19.82)%, and (20.39)% for Class I, Class A, and Class C, respectively.

See Notes to Financial Statements.

20

	S&P 500 Index Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$8.68	$7.30	$11.25	$13.10		$10.90	$10.26	$8.65	$7.27	$11.22	$13.06		$10.88	$10.23

Net Investment Income(1)	0.08	0.14	0.18	0.19		0.20	0.17	0.07	0.12	0.16	0.16		0.17	0.14
Realized and Unrealized Gain (Loss) on Investments	0.72	1.38	(3.84)	(1.06)		2.23	0.66	0.71	1.38	(3.84)	(1.05)		2.21	0.68

Total from Investment Operations	0.80	1.52	(3.66)	(0.87)		2.43	0.83	0.78	1.50	(3.68)	(0.89)		2.38	0.82

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.08)	(0.14)	(0.18)	(0.20)		(0.20)	(0.19)	(0.07)	(0.12)	(0.16)	(0.17)		(0.17)	(0.17)
Distributions from Net Realized Capital Gains	–	–	(0.11)	(0.78)		(0.03)	–	–	–	(0.11)	(0.78)		(0.03)	–

Total Distributions	(0.08)	(0.14)	(0.29)	(0.98)		(0.23)	(0.19)	(0.07)	(0.12)	(0.27)	(0.95)		(0.20)	(0.17)

Net Asset Value, End of Period	$9.40	$8.68	$7.30	$11.25		$13.10	$10.90	$9.36	$8.65	$7.27	$11.22		$13.06	$10.88

Total Return†	9.30%	20.90%	(32.63)%	(6.98)%		22.53%	8.16%	9.07%	20.69%	(32.90)%	(7.15)%		22.09%	8.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$92,436	$87,998	$87,431	$138,373		$160,014	$171,999	$20,551	$19,275	$17,535	$26,299		$32,716	$25,281
Ratio of Expenses to Average Net Assets	0.35%	0.36%	0.42%	0.37%		0.35%	0.35%	0.60%	0.62%	0.67%	0.62%		0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.66%	2.20%	1.64%		1.66%	1.56%	1.59%	1.41%	1.95%	1.39%		1.41%	1.31%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.35%	0.36%	0.48%	0.52%		0.50%	0.50%	0.60%	0.62%	0.73%	0.77%		0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.84%	1.66%	2.12%	1.49%		1.51%	1.41%	1.59%	1.41%	1.89%	1.24%		1.26%	1.16%
Portfolio Turnover Rate	17%	17%	36%	29%		26%	30%	17%	17%	36%	29%		26%	30%

	S&P 500 Index Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$8.59	$7.23	$11.15	$12.99		$10.82	$10.17

Net Investment Income(1)	0.04	0.06	0.10	0.07		0.08	0.06
Realized and Unrealized Gain (Loss) on Investments	0.71	1.37	(3.82)	(1.05)		2.21	0.68

Total from Investment Operations	0.75	1.43	(3.72)	(0.98)		2.29	0.74

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.04)	(0.07)	(0.09)	(0.08)		(0.09)	(0.09)
Distributions from Net Realized Capital Gains	–	–	(0.11)	(0.78)		(0.03)	–

Total Distributions	(0.04)	(0.07)	(0.20)	(0.86)		(0.12)	(0.09)

Net Asset Value, End of Period	$9.30	$8.59	$7.23	$11.15		$12.99	$10.82

Total Return†	8.72%	19.75%	(33.38)%	(7.88)%		21.22%	7.23%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,668	$1,552	$1,132	$1,726		$1,895	$1,595
Ratio of Expenses to Average Net Assets	1.35%	1.36%	1.41%	1.36%		1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.84%	0.66%	1.21%	0.65%		0.66%	0.56%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.35%	1.36%	1.48%	1.51%		1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.84%	0.66%	1.15%	0.50%		0.51%	0.41%
Portfolio Turnover Rate	17%	17%	36%	29%		26%	30%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

21

PNC Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Small Cap Core Fund
	Class I							Class A
	2010*	2010	2009	2008(1)		2007(1)	2006	2010*	2010	2009	2008(1)		2007(1)	2006
Net Asset Value, Beginning of Period	$9.87	$7.52	$11.51	$13.74		$12.43	$11.03	$9.73	$7.44	$11.39	$13.62		$12.35	$10.99

Net Investment Income (Loss)(2)	(0.01)	(0.02)	(0.01)	0.01		– **	(0.05)	(0.03)	(0.05)	(0.03)	(0.02)		(0.03)	(0.08)
Realized and Unrealized Gain (Loss) on Investments	1.06	2.37	(3.97)	(1.41)		1.87	1.45	1.05	2.34	(3.92)	(1.40)		1.86	1.44

Total from Investment Operations	1.05	2.35	(3.98)	(1.40)		1.87	1.40	1.02	2.29	(3.95)	(1.42)		1.83	1.36

Payment from Affiliate(2)	–	–	–	–	**(3)	–	–	–	–	–	–	**(3)	–	–

Dividends from Net Investment Income	–	–	(0.01)	(0.02)		–	–	–	–	–	–		–	–
Distributions from Net Realized Capital Gains	–	–	–	(0.81)		(0.56)	–	–	–	–	(0.81)		(0.56)	–

Total Distributions	–	–	(0.01)	(0.83)		(0.56)	–	–	–	–	(0.81)		(0.56)	–

Net Asset Value, End of Period	$10.92	$9.87	$7.52	$11.51		$13.74	$12.43	$10.75	$9.73	$7.44	$11.39		$13.62	$12.35

Total Return†	10.64%	31.25%	(34.57)%	(10.35)%		15.65%	12.69%	10.48%	30.78%	(34.68)%	(10.57)%		15.42%	12.38%
Ratios/Supplemental Data
Net Assets End of Period (000)	$187,777	$182,881	$142,964	$240,414		$225,592	$220,144	$2,398	$2,205	$1,510	$2,521		$3,139	$3,514
Ratio of Expenses to Average Net Assets	1.19%	1.17%	1.21%	1.16%		1.16%	1.21%	1.49%	1.49%	1.46%	1.41%		1.41%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)%	(0.27)%	(0.15)%	0.08%		0.04%	(0.46)%	(0.55)%	(0.59)%	(0.41)%	(0.17)%		(0.21)%	(0.71)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.19%	1.17%	1.21%	1.16%		1.16%	1.21%	1.49%	1.49%	1.46%	1.41%		1.41%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.25)%	(0.27)%	(0.15)%	0.08%		0.04%	(0.46)%	(0.55)%	(0.59)%	(0.41)%	(0.17)%		(0.21)%	(0.71)%
Portfolio Turnover Rate	12%	59%	83%	44%		45%	78%	12%	59%	83%	44%		45%	78%

	Small Cap Core Fund
	Class C
	2010*	2010	2009	2008(1)		2007(1)	2006
Net Asset Value, Beginning of Year	$9.32	$7.17	$11.06	$13.34		$12.20	$10.92

Net Investment Income (Loss)(2)	(0.06)	(0.11)	(0.09)	(0.11)		(0.11)	(0.16)
Realized and Unrealized Gain (Loss) on Investments	1.00	2.26	(3.80)	(1.36)		1.81	1.44

Total from Investment Operations	0.94	2.15	(3.89)	(1.47)		1.70	1.28

Payment from Affiliate(2)	–	–	–	–	**(3)	–	–

Dividends from Net Investment Income	–	–	–	–		–	–
Distributions from Net Realized Capital Gains	–	–	–	(0.81)		(0.56)	–

Total Distributions	–	–	–	(0.81)		(0.56)	–

Net Asset Value, End of Period	$10.26	$9.32	$7.17	$11.06		$13.34	$12.20

Total Return†	10.09%	29.99%	(35.17)%	(11.18)%		14.52%	11.72%
Ratios/Supplemental Data
Net Assets End of Period (000)	$532	$663	$525	$867		$1,013	$948
Ratio of Expenses to Average Net Assets	2.19%	2.19%	2.17%	2.13%		2.13%	2.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.25)%	(1.28)%	(1.11)%	(0.89)%		(0.93)%	(1.39)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.19%	2.19%	2.17%	2.13%		2.13%	2.14%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(1.25)%	(1.28)%	(1.11)%	(0.89)%		(0.93)%	(1.39)%
Portfolio Turnover Rate	12%	59%	83%	44%		45%	78%
* For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Redemption fees received during the year had no effect on the net asset value.
(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

22

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 44.9%
Consumer Discretionary — 6.4%
Amazon.com*	1,236	$217
Buckle#	4,280	163
Chipotle Mexican Grill*	1,280	331
Coach	5,744	325
Coinstar*#	2,330	150
Deckers Outdoor*	2,400	185
Ford Motor*#	20,150	321
Goodyear Tire & Rubber*	22,587	216
JC Penney#	5,162	172
Lowe’s	16,141	366
McDonald’s	4,190	328
O’Reilly Automotive*#	4,360	262
Penn National Gaming*	3,770	132
Starbucks	6,150	188
Starwood Hotels & Resorts Worldwide#	3,250	185
Strayer Education#	620	84
Target	4,264	243
Tiffany	4,733	294
Time Warner	10,076	297
Time Warner Cable	5,265	324
Tractor Supply#	5,190	221
Universal Electronics*	4,040	111
Viacom, Cl B	6,910	261
WMS Industries*#	3,150	140
Wyndham Worldwide	7,010	202

		5,718

Consumer Staples — 4.5%
Coca-Cola	5,720	361
Corn Products International	2,750	119
CVS Caremark	10,023	311
Energizer Holdings*#	7,707	542
General Mills	5,116	181
Hershey#	5,680	266
Kimberly-Clark	3,334	206
Lorillard	2,042	162
PepsiCo	3,880	251
Philip Morris International	5,230	298
Procter & Gamble	6,644	406
TreeHouse Foods*#	2,580	128
Wal-Mart Stores	13,613	736

		3,967

Energy — 4.6%
Apache	2,922	315
ATP Oil & Gas*#	8,330	123
Atwood Oceanics*	3,070	109
Chevron	8,527	690
ConocoPhillips	7,166	431
Contango Oil & Gas*	3,600	201
Enterprise Products Partners LP#	4,160	175
ExxonMobil	10,800	751
FMC Technologies*#	3,980	335
National Oilwell Varco	6,573	403
Oil States International*	2,850	169
SM Energy	3,090	154
World Fuel Services	6,460	194

		4,050

Financials — 5.8%
Affiliated Managers Group*	2,660	233

	Number of Shares	Value (000)
Allstate	5,502	$160
American Express	4,160	180
Ameriprise Financial	3,740	194
Amtrust Financial Services#	14,830	237
Bank of the Ozarks#	6,150	233
BB&T	1,643	38
Blackstone Group LP	4,800	61
Chubb	6,642	379
CVB Financial#	11,080	87
Discover Financial Services	11,391	208
Glacier Bancorp	10,550	141
Goldman Sachs Group	1,211	189
Investment Technology Group*#	5,890	87
JPMorgan Chase	13,071	489
Lincoln National	10,780	257
Morgan Stanley	8,341	204
Northern Trust	6,911	348
Portfolio Recovery Associates*	4,580	290
Prosperity Bancshares	3,390	110
Public Storage REIT	1,620	156
RLI#	1,360	79
Travelers	5,589	302
Wells Fargo	12,242	333
World Acceptance*#	2,630	116

		5,111

Healthcare — 5.0%
Abbott Laboratories	4,490	209
Allergan	2,640	175
Almost Family*	3,090	109
AmerisourceBergen	8,700	268
Baxter International	4,262	207
Bio-Reference Labs*	7,470	157
Catalyst Health Solutions*#	5,010	215
Celgene*#	2,840	169
Cubist Pharmaceuticals*#	3,360	73
Johnson & Johnson	5,482	337
Medco Health Solutions*	3,370	207
Merck	18,589	641
NuVasive*#	2,740	64
PAREXEL International*#	8,680	152
Pfizer	43,025	701
St. Jude Medical*	6,600	255
UnitedHealth Group	14,016	512

		4,451

Industrials — 5.9%
3M	4,700	395
Allegiant Travel*#	2,100	105
APAC Customer Services*	33,520	199
Avery Dennison	8,467	318
Babcock & Wilcox*#	13,346	324
BE Aerospace*	8,620	306
Caterpillar#	4,679	396
CSX	4,240	258
Cummins	2,524	245
Curtiss-Wright#	4,250	132
Dover	3,490	191
Eaton	2,460	237
Emerson Electric	4,919	271
Esterline Technologies*	3,310	195
General Electric	39,753	629

See Notes to Financial Statements.

23

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Industrials — continued
Houston Wire & Cable#	9,020	$96
ICF International*#	3,020	72
Illinois Tool Works	5,271	251
Regal-Beloit	2,170	133
United Parcel Service, Cl B	2,370	166
United Technologies	4,160	313

		5,232

Information Technology — 9.1%
Apple*	2,777	864
Atheros Communications*	2,190	72
Broadcom, Cl A	5,210	232
Cisco Systems*	17,346	332
Corning	13,620	240
Dell*	7,912	105
Dolby Laboratories, Cl A*	2,819	178
Ebix*#	7,320	152
EMC*	9,360	201
FactSet Research Systems	960	85
Google, Cl A*	795	442
Hewlett-Packard	2,841	119
Informatica*#	5,620	232
Intel	15,988	338
International Business Machines	6,554	927
Mastercard, Cl A	1,189	282
Microsoft	42,149	1,064
Monolithic Power Systems*	8,450	136
NetApp*#	4,070	207
Oracle	12,640	342
OSI Systems*#	4,410	154
QUALCOMM	5,710	267
Rofin-Sinar Technologies*#	3,890	112
Smith Micro Software*	11,550	172
Symantec*	13,454	226
TeleCommunication Systems, Cl A*#	19,790	92
Trimble Navigation*	3,910	146
Tyler Technologies*#	6,660	136
Visa, Cl A#	2,978	220

		8,075

Materials — 1.4%
Balchem	3,270	101
Ball	3,980	262
Celanese, Series A	5,485	203
Compass Minerals International#	1,840	152
Eastman Chemical	3,290	256
Eldorado Gold	2,821	49
International Paper	4,071	102
Newmont Mining	2,370	140

		1,265

Telecommunication Services — 0.9%
AT&T	17,305	481
Atlantic Tele-Network	4,180	143
Verizon Communications	5,724	183

		807

Utilities — 1.3%
Calpine*	15,236	184
Exelon	8,663	341
NextEra Energy#	5,570	282

	Number of Shares	Value (000)

NRG Energy*#	8,035	$156
UGI	5,220	155

		1,118

Total Domestic Common Stocks (Cost $37,468)		39,794

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	13,500	8
Freddie Mac	6,900	4

Total Preferred Stocks (Cost $375)		12

FOREIGN COMMON STOCKS — 7.8%
Consumer Discretionary — 0.9%
ASOS PLC (United Kingdom)*	2,303	47
Burberry Group (United Kingdom)	1,550	24
Compass Group PLC (United Kingdom)	9,024	78
Domino’s Pizza UK & IRL PLC (United Kingdom)	4,834	40
ElringKlinger AG (Germany)	1,025	31
Gildan Activewear (Canada)*#	4,468	134
Hennes & Mauritz AB, Cl B (Sweden)	1,269	43
Intime Department Store Group (China)	39,091	61
Li & Fung (Hong Kong)	9,882	61
LVMH Moet Hennessy Louis Vuitton SA (France)#	519	79
Nitori (Japan)	1,021	90
Nokian Renkaat OYJ (Finland)	1,400	45
PDG Realty SA Empreendimentos e Participacoes (Brazil)	6,082	37

		770

Consumer Staples — 0.6%
Anheuser-Busch Inbev NV, ADR (Belgium)	804	44
Hengan International Group (Hong Kong)	3,842	35
Imperial Tobacco Group PLC (United Kingdom)	1,629	48
Jeronimo Martins SGPS SA (Portugal)	3,904	55
Koninklijke Ahold (Netherlands)	3,133	38
Nestle SA (Switzerland)	2,649	144
Oriflame Cosmetics SA, ADR (Sweden)#	532	28
Reckitt Benckiser Group PLC (United Kingdom)	1,018	54
Tesco PLC (United Kingdom)	8,891	57
Wilmar International (Singapore)	5,692	26

		529

Energy — 1.2%
BG Group PLC (United Kingdom)	5,826	105
Cairn Energy PLC (United Kingdom)*	10,095	61
Core Laboratories NV (Netherlands)#	2,378	204
Ensco International PLC, ADR (United Kingdom)	4,380	208
Nabors Industries (Bermuda) (Bermuda)*	15,074	333
Noble (Switzerland)	2,725	92
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	440	31

		1,034

See Notes to Financial Statements.

24

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Financials — 1.1%
E-House China Holdings, ADR (China)#	5,076	$71
FirstService (Canada)*	7,920	209
Glorious Property Holdings (Hong Kong)	95,033	33
HSBC Holdings PLC, ADR (United Kingdom)	1,000	51
IG Group Holdings PLC (United Kingdom)	9,084	68
IRF European Finance Investments (United Kingdom)* (A) (B)	31,579	36
Lazard, Cl A (Bermuda)#	4,580	164
Montpelier Re Holdings (Bermuda)	7,900	155
Ratos AB, Cl B (Sweden)	1,100	37
Schroders PLC (United Kingdom)	2,000	50
Standard Chartered PLC (United Kingdom)	2,936	79

		953

Healthcare — 0.8%
Abcam PLC (United Kingdom)	8,985	49
Cochlear (Australia)	768	57
DiaSorin SpA (Italy)	1,595	62
Elekta AB (Sweden)#	1,444	49
Genomma Lab Internacional SA de CV (Mexico)*	14,006	33
Novo Nordisk A/S, ADR (Denmark)#	1,103	110
Roche Holdings AG (Switzerland)	718	98
Shire PLC, ADR (Ireland)	381	27
Sonova Holding AG (Switzerland)	335	42
Teva Pharmaceutical Industries, ADR (Israel)	4,246	212

		739

Industrials — 1.1%
ABB, ADR (Switzerland)	2,558	49
Fanuc (Japan)	704	101
Hexagon AB, Cl B (Sweden)#	1,800	34
Intertek Group PLC (United Kingdom)	1,451	41
McDermott International (Panama)*	16,377	300
Metso OYJ (Finland)	837	43
Michael Page International PLC (United Kingdom)	4,727	35
Midas Holdings (Singapore)#	51,370	36
Mitsubishi (Japan)	1,633	41
Nidec (Japan)	480	48
Rational AG (Germany)	136	28
Schneider Electric SA (France)	250	35
Seek (Australia)	3,495	22
Ultra Electronics Holdings PLC (United Kingdom)	1,107	28
Weir Group PLC (United Kingdom)	2,426	66
Zhuzhou CSR Times Electric (China)	18,174	69

		976

Information Technology — 1.2%
ARM Holdings PLC, ADR (United Kingdom)#	6,147	115
Axis Communications AB (Sweden)	1,997	30
Canon, ADR (Japan)#	1,317	62
Dassault Systemes SA (France)	550	39
Gree (Japan)#	4,450	54
Kakaku.com (Japan)	11	54
Marvell Technology Group (Bermuda)*#	8,340	161
Open Text (Canada)*#	3,690	157
Opera Software ASA (Norway)#	9,380	41
SAP AG, ADR (Germany)#	1,682	79
Temenos Group AG (Switzerland)*#	2,919	97
Tencent Holdings (China)	3,791	84

	Number of Shares	Value (000)

Wirecard AG (Germany)#	5,510	$73

		1,046

Materials — 0.8%
Antofagasta PLC (United Kingdom)	4,308	88
BHP Billiton, ADR (Australia)#	1,732	143
China Resources Cement Holdings (Hong Kong)*	41,136	33
GCL Poly Energy Holdings (Hong Kong)	131,256	42
Kuraray (Japan)	5,081	70
Northgate Minerals (Canada)*#	32,370	97
Real Gold Mining (China)*#	34,462	63
Syngenta AG, ADR (Switzerland)	1,728	96
Vale SA, ADR (Brazil)	2,892	92

		724

Telecommunication Services — 0.0%
Telenor ASA (Norway)	2,148	31

		31

Utilities — 0.1%
Centrica PLC (United Kingdom)	10,363	49
Red Electrica SA (Spain)	1,139	50

		99

Total Foreign Common Stocks (Cost $6,342)		6,901

EXCHANGE TRADED FUNDS —13.8%
iShares MSCI EAFE Value Index Fund	96,958	4,590
iShares MSCI Emerging Markets Index Fund#	62,911	2,817
SPDR S&P 500 ETF Trust	19,000	2,251
Vanguard Emerging Markets	57,494	2,618

Total Exchange Traded Funds (Cost $13,946)		12,276

FOREIGN EQUITY CERTIFICATE — 0.0%
Financials — 0.0%
Yes Bank (India)	3,530	23

Total Foreign Equity Certificate (Cost $26)		23

FOREIGN RIGHTS — 0.0%
Industrials — 0.0%
Hexagon AB (Sweden) (A)	1,800	5

Total Foreign Rights (Cost $0)		5

	Par (000)
ASSET BACKED SECURITIES — 2.7%
Automotive — 0.7%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A 5.150%, 11/15/11	$88	88
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4 5.160%, 03/17/14	313	322

See Notes to Financial Statements.

25

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Automotive — continued
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3 1.310%, 01/20/14	$195	$196

		606

Credit Card — 0.4%
GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A 2.210%, 06/15/16	330	337

Utilities — 1.6%
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1 2.120%, 02/01/16	144	147
JCP&L Transition Funding LLC, Series 2002-A, Cl A3 5.810%, 12/05/15	590	635
PSE&G Transition Funding LLC, Series 2001-1, Cl A8 6.890%, 12/15/17	565	684

		1,466

Total Asset Backed Securities (Cost $2,241)		2,409

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Freddie Mac, Series 2772, Cl GH 5.000%, 07/15/32	1,000	1,094
Freddie Mac, Series 2773, Cl CD 4.500%, 04/15/24	700	756
Ginnie Mae, Series 2009-111, Cl A 3.486%, 08/16/39	379	399

Total Collateralized Mortgage Obligations (Cost $2,025)		2,249

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Cl A2 5.655%, 11/15/44	170	177
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2 4.512%, 07/15/37	235	234
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4 5.230%, 10/15/15	730	795

Total Commercial Mortgage-Backed Securities (Cost $1,133)		1,206

CORPORATE BONDS — 9.8%
Cable — 0.7%
Comcast 5.150%, 03/01/20	75	81
DIRECTV Holdings LLC 4.600%, 02/15/21#	115	115
Discovery Communications LLC 5.050%, 06/01/20	75	82
NBC Universal 5.150%, 04/30/20 144A	110	117

	Par (000)	Value (000)

News America 6.650%, 11/15/37	$75	$84
Time Warner 4.700%, 01/15/21	75	79
Time Warner Cable 5.850%, 05/01/17	65	74

		632

Consumer Discretionary — 0.2%
Hasbro 6.300%, 09/15/17	95	104
Stanley Black & Decker I 5.200%, 09/01/40	45	44

		148

Energy — 1.1%
Anadarko Petroleum 8.700%, 03/15/19#	75	92
BP Capital Markets PLC 3.625%, 05/08/14	135	140
ConocoPhillips 5.750%, 02/01/19	100	118
Enterprise Products Operating LLC 5.600%, 10/15/14	70	78
EQT 8.125%, 06/01/19	30	36
Hess 5.600%, 02/15/41	70	70
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	110	119
Nexen 5.875%, 03/10/35	110	110
Suncor Energy 6.100%, 06/01/18	85	99
Sunoco 9.625%, 04/15/15	60	72
Weatherford International 5.125%, 09/15/20	70	71

		1,005

Financials — 2.8%
American Express 7.000%, 03/19/18	100	119
Ameriprise Financial 7.300%, 06/28/19	90	109
Bank of America 5.625%, 07/01/20#	45	45
Bank of America (MTN) 5.650%, 05/01/18	200	205
Barclays Bank PLC 6.750%, 05/22/19	125	142
Capital One Bank USA NA 6.500%, 06/13/13	75	82
Caterpillar Financial Services (MTN) 5.450%, 04/15/18	90	103
Citigroup 5.125%, 05/05/14	175	188
6.010%, 01/15/15	35	38
First Niagara Financial Group 6.750%, 03/19/20	80	86
General Electric Capital (MTN) 3.500%, 06/29/15	15	16

See Notes to Financial Statements.

26

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
5.875%, 01/14/38	$175	$171
Goldman Sachs Group 5.950%, 01/18/18#	225	244
HSBC Bank USA NA 4.625%, 04/01/14	135	143
International Lease Finance 6.500%, 09/01/14# 144A	50	52
JPMorgan Chase 6.000%, 01/15/18	35	40
JPMorgan Chase Capital XV 5.875%, 03/15/35	205	205
Merrill Lynch (MTN) 6.875%, 04/25/18	20	22
Morgan Stanley 4.000%, 07/24/15	125	127
Rabobank Nederland 2.125%, 10/13/15	75	74
USB Capital XIII Trust 6.625%, 12/15/39	100	101
Wachovia Capital Trust III 5.800%, 03/15/42 (C)	110	92
Westpac Banking 3.000%, 08/04/15	120	122

		2,526
Food, Beverage & Tobacco — 0.2%
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19 144A	125	161
Industrials — 0.2%
CRH America 4.125%, 01/15/16	35	35
Lockheed Martin 5.500%, 11/15/39	75	78
United Technologies 5.700%, 04/15/40	75	83

		196
Insurance — 0.8%
AON 3.500%, 09/30/15	65	66
Berkshire Hathaway Finance 5.750%, 01/15/40	80	82
Hartford Financial Services Group 6.300%, 03/15/18	50	54
MetLife 7.717%, 02/15/19	105	131
Principal Financial Group 8.875%, 05/15/19	125	161
Prudential Financial (MTN) 7.375%, 06/15/19	80	96
Reinsurance Group of America 6.450%, 11/15/19	85	92

		682
Materials — 0.3%
ArcelorMittal 7.000%, 10/15/39#	80	81
Dow Chemical 8.550%, 05/15/19	80	101

	Par (000)	Value (000)

Potash Corp of Saskatchewan 3.250%, 12/01/17	$55	$55
Vale Overseas 4.625%, 09/15/20	65	65

		302
Real Estate Investment Trusts — 0.6%
AMB Property LP 4.500%, 08/15/17	15	15
6.625%, 12/01/19	75	84
CommonWealth REIT 5.875%, 09/15/20	70	70
Digital Realty Trust LP 5.875%, 02/01/20	125	131
Realty Income 6.750%, 08/15/19	100	116
Simon Property Group LP 5.875%, 03/01/17	85	96

		512
Retail — 0.6%
AutoZone 4.000%, 11/15/20	70	68
Home Depot 5.875%, 12/16/36	85	89
Kohl’s 6.875%, 12/15/37	75	89
Kroger 6.400%, 08/15/17	90	105
TJX 6.950%, 04/15/19	105	132
Wal-Mart Stores 5.250%, 09/01/35	75	77

		560
Technology — 0.4%
KLA-Tencor 6.900%, 05/01/18	100	112
Oracle 6.125%, 07/08/39	75	86
Xerox 6.400%, 03/15/16	105	122

		320
Telecommunications — 0.4%
AT&T 6.300%, 01/15/38	155	165
Corning 4.250%, 08/15/20	5	5
GTE 6.940%, 04/15/28	200	226

		396
Transportation — 0.1%
Burlington Northern Santa Fe 5.750%, 03/15/18	75	86
U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 0.2%
Wells Fargo (MTN) (TLGP) (FDIC) 0.512%, 06/15/12 (C)	135	136

See Notes to Financial Statements.

27

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — 1.2%
Appalachian Power
4.950%, 02/01/15	$165	$ 181
Bruce Mansfield Unit
6.850%, 06/01/34	98	100
Dominion Resources
7.000%, 06/15/38	65	80
Duke Energy Carolinas LLC
5.300%, 02/15/40	15	16
Exelon Generation LLC
5.200%, 10/01/19	120	130
Midamerican Energy Holdings
6.125%, 04/01/36	75	83
Nisource Finance
6.400%, 03/15/18	100	114
Potomac Electric Power
6.500%, 11/15/37	70	82
Progress Energy
7.050%, 03/15/19	65	79
Puget Sound Energy
5.757%, 10/01/39	100	103
Xcel Energy
4.700%, 05/15/20	70	76

		1,044

Total Corporate Bonds
(Cost $8,028)		8,706

MUNICIPAL BONDS — 0.1%
Ohio — 0.1%
Ohio State University (RB) 4.910%, 06/01/40	80	74

Texas — 0.0%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	55	54

Total Municipal Bonds
(Cost $135)		128

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.7%
Federal National Mortgage Association — 5.3%
7.000%, 06/01/31	7	8
7.000%, 01/01/33	11	13
7.000%, 10/01/33	7	8
6.000%, 09/01/36	638	700
5.500%, 02/01/32	79	85
5.500%, 07/01/33	13	14
5.500%, 12/01/33	179	194
5.500%, 05/01/35	107	116
5.500%, 12/01/36	720	777
5.000%, 07/01/20	23	25
5.000%, 09/01/33	30	32
5.000%, 11/01/33	332	353
5.000%, 08/01/35	27	28
5.000%, 11/01/35	282	300
5.000%, 12/01/35	266	283
4.500%, 10/01/20	283	301
4.500%, 03/01/21	225	240
4.500%, 09/01/35	320	335
4.500%, 06/01/40	819	858

		4,670

	Par (000)	Value (000)
Government National Mortgage Association — 0.4%
6.500%, 09/15/28	$ 9	$10
6.500%, 07/15/32	16	18
6.000%, 08/15/32	10	11
6.000%, 02/15/33	52	58
4.500%, 08/15/39	260	274

		371

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $4,710)		5,041

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bond — 0.5%
4.500%, 02/15/36	430	464

U.S. Treasury Notes — 7.1%
2.250%, 01/31/15	920	961
1.375%, 04/15/12	880	893
1.375%, 01/15/13	400	407
1.125%, 12/15/11	75	76
1.000%, 07/31/11	3,880	3,899

		6,236

Total U.S. Treasury Obligations (Cost $6,730)		6,700

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.7%
PNC Advantage Institutional Money Market Fund, Class I†	3,235,472	3,235

Total Affiliated Money Market Fund (Cost $3,235)		3,235

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $86,394)		88,685

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.1%
Affiliated Money Market Fund — 0.6%
Institutional Money Market Trust†	510,136	510

Money Market Funds — 9.3%
AIM STIT Liquid Assets Portfolio	1,239,468	1,239
Dreyfus Institutional Cash Advantage Fund	1,621,152	1,621
Federated Prime Obligations Fund	422,111	422
FFI Select Institutional Fund	1,643,643	1,644
Fidelity Institutional Prime Money Market Fund	1,643,643	1,644
Western Asset Instititutional Cash Reserve	1,643,643	1,644

		8,214

See Notes to Financial Statements.

28

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 3.2%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,347,257, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $1,356,465)	$1,347	$1,347
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $165,088, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $168,386)	165	165
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,347,257, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $1,374,217)	1,347	1,347

		2,859

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,583)‡		11,583
TOTAL INVESTMENTS — 113.1% (Cost $97,977)**		100,268
Other Assets & Liabilities – (13.1)%		(11,587)
TOTAL NET ASSETS — 100.0%		$88,681

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $98,477.

Gross unrealized appreciation (000)	$7,497
Gross unrealized depreciation (000)	(5,706)

Net unrealized appreciation (000)	$1,791

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 11,263 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total market value of illiquid securities is $36 (000) and represents 0.0% of net assets as of November 30, 2010.
(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2010.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $330 (000) and represents 0.4% of net assets as of Novem ber 30, 2010.

    Please see Investment Abbreviations and Definitions on Page 64.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index Future	1	$204	12/17/10	$14
Nikkei 225®	1	107	12/09/10	11

		$311		$25

Cash in the amount of $20,833 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund. See Notes to Financial Statements.

See Notes to Financial Statements.

29

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 3,235	$ –	$ –	$ 3,235

Asset-Backed Securities	–	2,409	–	2,409

Collateralized Mortgage Obligations	–	2,249	–	2,249

Commercial Mortgage-Backed Securities	–	1,206	–	1,206

Corporate Bonds	–	8,706	–	8,706

Domestic Common Stocks	39,794	–	–	39,794

Exchange Traded Funds	12,276	–	–	12,276

Foreign Common Stocks	3,511	3,354	36	6,901

Foreign Equity Certificate	–	23	–	23

Foreign Rights	–	–	5	5

Municipal Bonds	–	128	–	128

Preferred Stocks	12	–	–	12

Short Term Investments Purchased With Collateral From Securities Loaned	8,214	3,369	–	11,583

U.S. Government Agency Mortgage-Backed Obligations	–	5,041	–	5,041

U.S. Treasury Obligations	–	6,700	–	6,700

Total Assets – Investments in Securities	$67,042	$33,185	$41	$100,268

Other Financial Instruments

Futures Contracts	$ 25	$ –	$ –	$ 25

Total Assets - Other Financial Instruments	$ 25	$ –	$ –	$ 25

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

	Foreign Common Stock	Foreign Rights	Total Market Value (000)

Balance, 05/31/10	$41	$–	$41

Accrued discounts/premiums	–	–	–

Realized gain (loss)	–	–	–

Change in unrealized appreciation (depreciation)	(5)	–	(5)

Purchase	–	5	5

Sales	–	–	–

Transfers in and/or out of Level 3	–	–	–

Paydowns	–	–	–

Balance, 11/30/10	$36	$5	$41

See Notes to Financial Statements.

30

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.3%
Consumer Discretionary — 12.5%
Adidas AG (Germany)	8,010	$503
ASOS PLC (United Kingdom)*	62,948	1,295
Autoliv (Sweden)	45,800	3,363
Barratt Developments PLC (United Kingdom)*	2,319,446	2,532
Bellway PLC (United Kingdom)	285,238	2,283
Burberry Group (United Kingdom)	44,450	689
Christian Dior SA (France)#	25,000	3,460
Compass Group PLC (United Kingdom)	241,926	2,092
Daimler AG (Germany)	12,657	817
Domino’s Pizza UK & IRL PLC (United Kingdom)	147,975	1,211
Duni AB (Sweden)	344,800	3,386
ElringKlinger AG (Germany)	28,357	851
Espirit Holdings (Hong Kong)	53,605	258
Gildan Activewear (Canada)*#	23,461	706
Hennes & Mauritz AB, Cl B (Sweden)	34,801	1,177
Intime Department Store Group (China)	1,076,147	1,673
Li & Fung (Hong Kong)	298,639	1,860
LVMH Moet Hennessy Louis Vuitton SA (France)#	14,209	2,152
Nitori (Japan)	28,039	2,471
Nokian Renkaat OYJ (Finland)	40,302	1,298
PDG Realty SA Empreendimentos e Participacoes (Brazil)	165,662	1,004
Persimmon PLC (United Kingdom)	425,233	2,242
Suzuki Motor (Japan)	55,000	1,327
Taylor Wimpey PLC (United Kingdom)*	5,330,465	1,977
Toyota Motor (Japan)	24,300	942
Volkswagen AG (Germany)	7,444	1,194

		42,763

Consumer Staples — 8.8%
Anheuser-Busch Inbev NV, ADR (Belgium)#	22,167	1,218
Asahi Breweries (Japan)	153,600	2,989
Diageo PLC (United Kingdom)	14,546	260
Greencore Group PLC (Ireland)	1,601,855	2,952
Hengan International Group (Hong Kong)	116,965	1,076
Imperial Tobacco Group PLC (United Kingdom)	39,682	1,165
Jeronimo Martins SGPS SA (Portugal)#	109,599	1,547
Koninklijke Ahold (Netherlands)	117,351	1,419
MEIJI Holdings (Japan)	64,334	2,794
Metro AG (Germany)	14,297	1,024
Nestle SA (Switzerland)	107,741	5,853
Oriflame Cosmetics SA, ADR (Sweden)#	16,002	834
Reckitt Benckiser Group PLC (United Kingdom)	44,596	2,364
Tesco PLC (United Kingdom)	383,071	2,472
Unicharm (Japan)	22,200	866
Unilever NV (Netherlands)	15,921	449
Wilmar International (Singapore)	154,101	702

		29,984

Energy — 6.8%
BG Group PLC (United Kingdom)	204,618	3,699
Cairn Energy PLC (United Kingdom)*	276,286	1,663
ENI SpA (Italy)	12,197	246
Paladin Energy (Australia)*	123,294	578
Petroleo Brasileiro SA, ADR (Brazil)	23,161	678
ProSafe SE (Norway)	466,620	3,082
Royal Dutch Shell PLC, Cl A (Netherlands)	37,373	1,126
Sasol (South Africa)	74,150	3,301

	Number of Shares	Value (000)

Schoeller-Bleckmann Oilfield Equipment AG (Austria)	12,260	$876
Suncor Energy (Canada)	14,920	501
Technip SA (France)#	37,600	2,909
Thai Oil PCL (Thailand)	1,818,700	4,046
Total SA (France)	15,655	760

		23,465

Financials — 14.4%
AIA Group (Hong Kong)*	109,499	317
Anglo Irish Bank PLC (Ireland) (A) (B) (C)	435,474	–
AXA SA (France)	37,997	544
Banco Santander Brasil SA (Brazil)*	55,300	714
Banco Santander SA (Spain)	106,010	1,011
Bank of China (China)	647,994	346
Bank of Yokohama (Japan)	99,997	484
Barclays PLC (United Kingdom)	399	2
BNP Paribas (France)	20,860	1,234
Credit Agricole SA (France)	21,908	268
Credit Suisse Group AG (Switzerland)	20,011	740
Deutsche Boerse AG (Germany)	13,481	814
DnB NOR ASA (Norway)	270,244	3,307
E-House China Holdings, ADR (China)	139,918	1,952
Glorious Property Holdings (Hong Kong)	2,572,779	905
Hannover Rueckversicherung AG (Germany)	65,500	3,051
HSBC Holdings PLC (United Kingdom)	166,501	1,685
HSBC Holdings PLC, ADR (United Kingdom)	28,000	1,416
IG Group Holdings PLC (United Kingdom)	256,348	1,961
Investor AB, Cl B (Sweden)	158,745	3,078
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	327
KB Financial Group (South Korea)	4,433	207
KBC Groep NV (Belgium)	61,800	2,163
Lloyds Banking Group PLC (United Kingdom)*	2,747,895	2,595
Mitsubishi Estate (Japan)#	88,345	2,050
Mitsubishi UFJ Financial Group (Japan)	136,300	646
Muenchener Rueckversicherung AG (Germany)	20,700	2,871
Nomura Holdings (Japan)	154,469	891
Prudential PLC (United Kingdom)	128,512	1,137
Ratos AB, Cl B (Sweden)	31,000	1,036
Schroders PLC (United Kingdom)	56,000	1,392
Sony Financial Holdings (Japan)	214	774
Standard Chartered PLC (United Kingdom)	87,338	2,353
State Bank of India, GDR (India)	19,400	2,530
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	3,592
UniCredit SpA (Italy)	302,262	584
Zurich Financial Services AG (Switzerland)	1,422	316

		49,293

Healthcare — 6.8%
Abcam PLC (United Kingdom)	236,720	1,281
Bayer AG (Germany)	8,317	603
Cie Generale d’Optique Essilor International SA (France)	17,524	1,094
Cochlear (Australia)	20,347	1,524
DiaSorin SpA (Italy)	39,010	1,514
Elekta AB (Sweden)#	42,944	1,446
Fresenius SE (Germany)	7,257	625
Genomma Lab Internacional SA de CV (Mexico)*#	395,232	924
Novartis AG (Switzerland)	61,675	3,285
Novo Nordisk A/S, ADR (Denmark)	29,762	2,959

See Notes to Financial Statements.

31

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Roche Holdings AG (Switzerland)	25,434	$3,488
Shire PLC, ADR (Ireland)	10,670	751
Sonova Holding AG (Switzerland)	9,519	1,190
Teva Pharmaceutical Industries, ADR (Israel)	37,068	1,855
Transgene SA (France)*	48,205	867

		23,406

Industrials — 15.6%
ABB, ADR (Switzerland)	72,021	1,394
Andritz AG (Austria)	42,700	3,389
AP Moller-Maersk A/S (Denmark)#	48	389
BBA Aviation PLC (United Kingdom)	264,205	782
Brambles (Australia)	63,876	416
Camillo Eitzen ASA (Norway)	167,583	269
Capita Group PLC (United Kingdom)	46,837	475
CSR (China)	376,349	450
Daikin Industries (Japan)	12,000	429
Demag Cranes AG (Germany)#	31,639	1,452
European Aeronautic Defence and Space (Netherlands)	22,213	498
Fanuc (Japan)	23,435	3,350
G4S PLC (Copenhagen Exchange) (United Kingdom)	25,286	93
G4S PLC (London Exchange) (United Kingdom)	97,161	360
Hexagon AB, Cl B (Sweden)#	51,000	966
Hutchison Whampoa (Hong Kong)	63,840	637
Iino Kaiun Kaisha (Japan)	422,000	1,838
Intertek Group PLC (United Kingdom)	48,241	1,362
Kone Oyj, Cl B (Finland)#	65,900	3,448
Konecranes Oyj (Finland)	86,782	3,404
Koninklijke Philips Electronics NV (Netherlands)	35,945	972
Larsen & Toubro Ltd. (India)	2,657	113
Metso OYJ (Finland)	23,080	1,185
Michael Page International PLC (United Kingdom)	123,600	917
Midas Holdings (Singapore)#	1,482,071	1,037
Nidec (Japan)	14,547	1,452
Nippon Yusen KK (Japan)	740,000	3,224
Rational AG (Germany)	3,768	763
Safran SA (France)	16,591	519
Schneider Electric SA (France)	16,556	2,320
Seek (Australia)	102,217	648
Siemens AG (Germany)	17,168	1,871
SMC (Japan)	3,100	492
Tognum AG (Germany)	129,200	3,065
Trevi Finanziaria SpA (Italy)#	179,741	2,213
Ultra Electronics Holdings PLC (United Kingdom)	35,740	901
Vinci SA (France)	10,642	515
Weir Group PLC (United Kingdom)	68,228	1,847
YIT Oyj (Finland)	91,799	2,018
Zhuzhou CSR Times Electric (China)	504,195	1,920

		53,393

Information Technology — 9.9%
ARM Holdings PLC, ADR (United Kingdom)#	170,774	3,202
Autonomy PLC (United Kingdom)*	18,011	374
Axis Communications AB (Sweden)#	66,866	1,002
Baidu.com, ADR (China)*	5,386	566
Canon, ADR (Japan)#	38,443	1,809

	Number of Shares	Value (000)

Cap Gemini SA (France)	11,332	$477
Dassault Systemes SA (France)	14,450	988
Gree (Japan)#	114,630	1,396
Infosys Technologies, ADR (India)	19,100	1,263
Kakaku.com (Japan)	253	1,237
Nintendo (Japan)	800	217
Opera Software ASA (Norway)#	258,494	1,122
Research In Motion (Canada)*#	12,675	781
Samsung Electronics (South Korea)	5,740	4,085
SAP AG (Germany)	10,085	470
SAP AG, ADR (Germany)	45,700	2,145
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	182,937	1,966
Telefonaktiebolaget LM Ericsson (Sweden)	47,321	488
Temenos Group AG (Switzerland)*#	81,057	2,708
Tencent Holdings (China)	111,368	2,467
Wincor Nixdorf AG (Germany)	44,850	3,308
Wirecard AG (Germany)#	148,175	1,953

		34,024

Materials — 15.8%
Antofagasta PLC (United Kingdom)	117,996	2,412
BASF (Germany)	44,300	3,298
BHP Billiton PLC (United Kingdom)	41,162	1,463
BHP Billiton, ADR (Australia)#	83,825	6,907
China Resources Cement Holdings (Hong Kong)*#	1,134,537	902
CRH PLC (Ireland)	123,251	2,144
Eldorado Gold (Canada)	77,808	1,357
GCL Poly Energy Holdings (Hong Kong)	3,620,068	1,170
Imerys SA (France)	26,535	1,513
Kinross Gold (Canada)	10,730	187
Kuraray (Japan)	141,771	1,949
Linde AG (Germany)	8,900	1,241
Lynas (Australia)*#	229,832	343
Methanex (Canada)#	134,900	3,953
Metorex (South Africa)*	1,225,612	769
Potash of Saskatchewan (Canada)	9,799	1,410
Real Gold Mining (China)*#	953,934	1,737
Rio Tinto PLC (United Kingdom)	20,902	1,333
Showa Denko KK (Japan)	1,381,000	2,812
Smurfit Kappa Group PLC (Ireland)*	342,700	3,020
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	3,984	202
Solvay SA (Belgium)#	26,399	2,549
Sumitomo Metal Industries (Japan)#	376,000	1,178
Symrise AG (Germany)	120,930	3,037
Syngenta AG (Switzerland)	3,219	893
Syngenta AG, ADR (Switzerland)	46,808	2,608
Taiyo Nippon Sanso (Japan)	45,994	360
ThyssenKrupp AG (Germany)	11,283	429
Vale SA, ADR (Brazil)#	99,914	3,095

		54,271

Telecommunication Services — 2.7%
America Movil SAB de CV, ADR (Mexico)	9,783	552
France Telecom SA (France)	14,280	290
KDDI (Japan)#	419	2,391
Mobile Telesystems OJSC, ADR (Russia)	16,901	354
MTN Group (South Africa)	31,852	544
SK Telecom (South Korea)	20,200	2,981
Telefonica SA (Spain)	28,541	606

See Notes to Financial Statements.

32

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Telecommunication Services — continued
Telenor ASA (Norway)	65,800	$946
Vodafone Group PLC (United Kingdom)	238,301	595

		9,259

Utilities — 2.0%
Centrica PLC (United Kingdom)	299,277	1,430
Kansai Electric Power (Japan)	103,000	2,479
National Grid PLC (United Kingdom)	111,382	984
Red Electrica SA (Spain)	31,620	1,382
Veolia Environnement (France)	18,009	474

		6,749

Total Foreign Common Stocks (Cost $316,598)		326,607

EXCHANGE TRADED FUND — 0.4%
iShares MSCI EAFE Index Fund#	26,988	1,464

Total Exchange Traded Fund (Cost $1,550)		1,464

FOREIGN RIGHTS — 0.1%
Industrials — 0.1%
Hexagon AB (Sweden) (B)	51,000	143

Total Foreign Rights (Cost $0)		143

FOREIGN EQUITY CERTIFICATE — 0.2%
Financials — 0.2%
Yes Bank (India)	93,992	624

Total Foreign Equity Certificate (Cost $698)		624

AFFILIATED MONEY MARKET FUND — 3.7%
PNC Advantage Institutional Money Market Fund, Class I†	12,671,362	12,671

Total Affiliated Money Market Fund (Cost $12,671)		12,671

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $331,517)		341,509

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 12.1%
Affiliated Money Market Fund — 12.1%
Institutional Money Market Trust†	41,443,484	$41,443

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $41,443)‡		41,443
TOTAL INVESTMENTS — 111.8%
(Cost $372,960)**		382,952
Other Assets & Liabilities – (11.8)%		(40,353)
TOTAL NET ASSETS — 100.0%		$342,599

*  Non-income producing security

**  Aggregate cost for Federal income tax purposes is (000) $375,755.

Gross unrealized appreciation (000)	$59,715
Gross unrealized depreciation (000)	(52,518)

Net unrealized appreciation (000)	$7,197

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 38,584 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total market value of illiquid securities is $327 (000) and represents 0.1% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 64.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index Future	29	$5,916	12/17/10	$389

Nikkei 225®	27	2,899	12/09/10	302

		$8,815		$691

Cash in the amount of $588,906 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

33

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

November 30 , 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 12,671	$ –	$ –	$ 12,671

Exchange Traded Fund	1,464	–	–	1,464

Foreign Common Stocks	56,483	269,797	327	326,607

Foreign Equity Certificate	–	624	–	624

Foreign Rights	–	–	143	143

Short Term Investments Purchased
With Collateral From Securities
Loaned	–	41,443	–	41,443

Total Assets – Investments in Securities	$70,618	$311,864	$ 470	$382,952

Other Financial Instruments

Futures Contracts	$ 691	$ –	$ –	$ 691

Total Assets - Other Financial Instruments	$ 691	$ –	$ –	$ 691

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

	Foreign Common Stock	Foreign Rights	Total Market Value (000)

Balance, 05/31/10	$370	$–	$370

Accrued discounts/premiums	–	–	–

Realized gain (loss)	–	–	–

Change in unrealized appreciation (depreciation)	(43)	–	(43)

Purchases	–	143	143

Sales	–	–	–

Transfers in and/or out of Level 3	–	–	–

Balance, 11/30/10	$327	$143	$470

See Notes to Financial Statements.

34

At November 30, 2010, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks, Equity Certificates and Rights

United Kingdom	17.0%	$58,296

Japan	12.5	42,846

Germany	10.3	35,384

Switzerland	6.6	22,476

France	6.0	20,384

Sweden	5.7	19,677

Finland	3.3	11,353

China	3.2	11,111

Australia	3.0	10,416

Canada	2.6	8,894

Ireland	2.6	8,868

South Korea	2.1	7,273

Hong Kong	2.1	7,124

Belgium	1.7	5,930

Norway	1.6	5,644

Brazil	1.6	5,492

South Africa	1.4	4,614

Italy	1.3	4,556

India	1.3	4,532

Netherlands	1.3	4,464

Austria	1.2	4,264

Thailand	1.2	4,046

Denmark	1.0	3,348

Cyprus	0.9	3,082

Spain	0.9	2,999

Taiwan	0.6	1,967

Israel	0.5	1,855

Singapore	0.5	1,739

Portugal	0.4	1,547

Mexico	0.4	1,476

Luxembourg	0.2	834

Russia	0.1	354

Bermuda	0.1	327

Chile	0.1	202

Total Foreign Common Stocks, Equity Certificates and Rights	95.5	327,374

Exchange Traded Fund	0.4	1,464

Affiliated Money Market Fund	3.7	12,671

Total Investments Before Collateral for Loaned Securities	99.7	341,509

Short Term Investments Held as Collateral for Loaned Securities	12.1	41,443

Total Investments	111.8	382,952

Other Assets & Liabilities	(11.8)	(40,353)

Net Assets	100.0%	$342,599

See Notes to Financial Statements.

35

PNC Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.8%
Consumer Discretionary — 12.1%
Amazon.com*	1,538	$270
Coach	6,614	374
Dollar Tree*	5,132	282
Ford Motor*#	25,702	410
Limited Brands#	10,070	339
Mattel	11,760	304
Starbucks	7,750	237
Viacom, Cl B	6,774	256

		2,472

Consumer Staples — 10.9%
Coca-Cola	3,690	233
General Mills	8,818	311
Hershey#	6,830	320
J.M. Smucker	4,158	263
PepsiCo	5,688	368
Procter & Gamble	6,894	421
Wal-Mart Stores	5,774	312

		2,228

Energy — 11.0%
Apache	1,658	179
Chevron	6,820	552
Core Laboratories NV (Netherlands)#	2,370	203
ExxonMobil	8,067	561
National Oilwell Varco	8,620	528
Newfield Exploration*	3,440	230

		2,253

Financials — 13.7%
American Express	4,253	184
Ameriprise Financial	6,045	313
Bank of America	15,745	172
Capital One Financial	6,638	247
Chubb	5,021	286
Citigroup*	69,140	290
Equity Residential REIT	3,990	200
JPMorgan Chase	12,500	467
T. Rowe Price Group	5,000	292
Wells Fargo	12,302	335

		2,786

Healthcare — 11.0%
Allergan	4,300	285
AmerisourceBergen	8,994	277
Covidien PLC (Ireland)	7,108	299
Johnson & Johnson	4,019	247
Merck	4,781	166
Pfizer	24,341	397
Shire PLC, ADR (United Kingdom)	3,991	281
UnitedHealth Group	7,990	292

		2,244

Industrials — 11.1%
3M	3,493	294
Cooper Industries PLC, Cl A	6,416	350
Cummins	2,339	227
Dover	5,550	304
Emerson Electric	3,852	212
General Electric	16,884	267
Union Pacific	3,415	308

	Number of Shares	Value (000)

United Technologies	4,120	$310

		2,272

Information Technology — 20.0%
Apple*	2,834	882
Broadcom, Cl A	6,574	293
Cisco Systems*	12,979	249
Dolby Laboratories, Cl A*	3,729	236
EMC*	14,203	305
Google, Cl A*	789	438
Hewlett-Packard	4,920	206
Intel	10,573	223
International Business Machines	2,806	397
Microsoft	18,320	462
Oracle	14,563	394

		4,085

Materials — 3.6%
Celanese, Series A	7,785	288
E.I. DuPont de Nemours	4,510	212
PPG Industries	2,854	222

		722

Telecommunication Services — 2.6%
AT&T	9,636	268
CenturyTel#	5,830	250

		518

Utilities — 2.8%
American Electric Power	6,678	238
Wisconsin Energy	5,650	340

		578

Total Common Stocks (Cost $17,680)		20,158

EXCHANGE TRADED FUND — 0.9%
SPDR S&P 500 ETF Trust	1,561	185

Total Exchange Traded Fund (Cost $185)		185

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Class I†	190,184	190

Total Affiliated Money Market Fund (Cost $190)		190

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.6% (Cost $18,055)		20,533

See Notes to Financial Statements.

36

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLAT- ERAL FROM SECURITIES LOANED — 7.0%
Money Market Funds — 5.2%
AIM STIT Liquid Assets Portfolio	159,094	$159
Dreyfus Institutional Cash Advantage Fund	208,085	208
Federated Prime Obligations Fund	54,181	54
FFI Select Institutional Fund	210,972	211
Fidelity Institutional Prime Money Market Fund	210,972	211
Western Asset Instititutional Cash Reserve	210,972	211

		1,054

	Par (000)
Repurchase Agreements — 1.8%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $172,929, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $174,111)	$173	173
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $21,190, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $21,613)	21	21
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $172,929, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $176,390)	173	173

		367

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $1,421)‡		1,421

TOTAL INVESTMENTS — 107.6%
(Cost $19,476)**		21,954
Other Assets & Liabilities – (7.6)%		(1,544)
TOTAL NET ASSETS — 100.0%		$20,410

*  Non-income producing security

**  Aggregate cost for Federal income tax purposes is (000) $19,618.

Gross unrealized appreciation (000)	$2,712
Gross unrealized depreciation (000)	(376)

Net unrealized appreciation (000)	$2,336

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 1,387 (000).
‡	See Note 8 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 64.

See Notes to Financial Statements.

37

PNC Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

November 30 , 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 190	$ –	$–	$ 190
Common Stocks	20,158	–	–	20,158
Exchange Traded Fund	185	–	–	185
Short Term Investments Purchased With Collateral From Securities Loaned	1,054	367	–	1,421

Total Assets – Investments in Securities	$21,587	$367	$–	$21,954

See Notes to Financial Statements.

38

PNC Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 16.6%
Amazon.com*	7,599	$1,333
Chipotle Mexican Grill*#	7,470	1,931
Coach	33,560	1,898
Ford Motor*#	118,620	1,891
McDonald’s	24,722	1,936
O’Reilly Automotive*#	25,710	1,547
Starbucks	35,720	1,093
Starwood Hotels & Resorts Worldwide#	20,020	1,138
Tiffany#	27,601	1,714
Viacom, Cl B	40,320	1,525
Wyndham Worldwide	41,260	1,186

		17,192

Consumer Staples — 9.9%
Coca-Cola	35,366	2,234
Energizer Holdings*	14,500	1,021
Hershey#	33,700	1,577
PepsiCo	22,634	1,463
Philip Morris International	30,902	1,758
Wal-Mart Stores	39,918	2,159

		10,212

Energy — 9.6%
Core Laboratories NV (Netherlands)#	13,968	1,196
Enterprise Products Partners LP#	24,460	1,029
ExxonMobil	64,346	4,476
FMC Technologies*	22,900	1,929
National Oilwell Varco	21,420	1,313

		9,943

Financials — 3.0%
American Express	23,250	1,005
Ameriprise Financial	22,100	1,145
Public Storage REIT	9,420	910

		3,060

Healthcare — 10.5%
Abbott Laboratories	26,123	1,215
Allergan	15,368	1,018
AmerisourceBergen	52,521	1,620
Celgene*#	16,819	999
Medco Health Solutions*	20,100	1,233
Merck	24,283	837
St. Jude Medical*	39,080	1,512
Teva Pharmaceutical Industries, ADR	17,450	873
UnitedHealth Group	42,400	1,549

		10,856

Industrials — 13.6%
3M	27,428	2,303
Caterpillar#	22,540	1,907
CSX	25,190	1,532
Cummins	14,917	1,449
Dover	20,830	1,142
Eaton	14,060	1,355
Emerson Electric	28,707	1,581
United Parcel Service, Cl B	13,980	980
United Technologies	24,273	1,827

		14,076

	Number of Shares	Value (000)
Information Technology — 31.0%
Apple*	16,338	$5,084
Broadcom, Cl A	30,356	1,351
Cisco Systems*	55,749	1,068
Corning	80,163	1,416
Dolby Laboratories, Cl A*	16,425	1,040
EMC*	54,649	1,174
Google, Cl A*	4,700	2,612
Hewlett-Packard	16,551	694
Informatica*#	32,780	1,353
Intel	93,300	1,970
International Business Machines	28,611	4,047
Marvell Technology Group (Bermuda)*#	48,689	939
Microsoft	139,170	3,508
NetApp*#	23,710	1,208
Oracle	75,346	2,037
QUALCOMM	33,630	1,572
Visa, Cl A#	12,855	949

		32,022

Materials — 4.9%
Ball	23,570	1,553
Celanese, Series A	32,391	1,198
Eastman Chemical	19,640	1,528
Newmont Mining	14,100	830

		5,109

Total Common Stocks (Cost $85,472)		102,470

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Class I†	1,330,047	1,330

Total Affiliated Money Market Fund (Cost $1,330)		1,330

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.4% (Cost $86,802)		103,800

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 14.7%
Money Market Funds — 10.9%
AIM STIT Liquid Assets Portfolio	1,701,447	1,702
Dreyfus Institutional Cash Advantage Fund	2,225,393	2,225
Federated Prime Obligations Fund	579,442	580
FFI Select Institutional Fund	2,256,267	2,256
Fidelity Institutional Prime Money Market Fund	2,256,267	2,256
Western Asset Instititutional Cash Reserve	2,256,267	2,256

		11,275

See Notes to Financial Statements.

39

PNC Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 3.8%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,849,411, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $1,862,051)	$1,849	$1,849
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $226,620, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $231,148)	227	227
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,849,411, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $1,886,420)	1,850	1,850

		3,926
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $15,201)‡		15,201
TOTAL INVESTMENTS — 115.1% (Cost $102,003)**		119,001
Other Assets & Liabilities – (15.1)%		(15,581)
TOTAL NET ASSETS — 100.0%		$103,420

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $102,108.

Gross unrealized appreciation (000)	$18,503
Gross unrealized depreciation (000)	(1,610)

Net unrealized appreciation (000)	$16,893

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 14,852 (000).
‡	See Note 8 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 64.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	4	$1,190	12/16/10	$(10)

Cash in the amount of $90,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

40

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 1,330	$ –	$–	$ 1,330

Common Stocks	102,470	–	–	102,470

Short Term Investments Purchased With Collateral From Securities Loaned	11,275	3,926	–	15,201

Total Assets – Investments in Securities	$115,075	$3,926	$–	$119,001

Other Financial Instruments

Futures Contracts	$ (10)	$ –	$–	$ (10)

Total Assets - Other Financial Instruments	$ (10)	$ –	$–	$ (10)

See Notes to Financial Statements.

41

PNC Large Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.6%
Consumer Discretionary — 9.8%
Goodyear Tire & Rubber*	294,116	$2,812
JC Penney	67,158	2,234
Lowe’s	209,710	4,761
Target	55,521	3,161
Time Warner	131,161	3,868
Time Warner Cable	68,538	4,218

		21,054

Consumer Staples — 12.1%
CVS Caremark	130,400	4,042
Energizer Holdings*	68,364	4,812
General Mills	66,598	2,353
Kimberly-Clark	43,417	2,687
Lorillard	26,612	2,118
Procter & Gamble	86,537	5,285
Wal-Mart Stores	88,225	4,772

		26,069

Energy — 13.6%
Apache	38,070	4,098
Chevron	111,042	8,991
ConocoPhillips	93,285	5,613
Ensco International PLC, ADR (United Kingdom)	56,993	2,701
Nabors Industries (Bermuda)*	196,269	4,336
National Oilwell Varco	38,245	2,344
Noble	35,514	1,205

		29,288

Financials — 17.9%
Allstate	71,625	2,085
BB&T	21,394	496
Blackstone Group LP	62,540	801
Chubb	86,209	4,915
Discover Financial Services	148,325	2,711
Goldman Sachs Group	15,815	2,469
JPMorgan Chase	170,168	6,361
Lincoln National	140,336	3,351
Morgan Stanley	108,625	2,657
Northern Trust	89,880	4,521
Travelers	72,608	3,920
Wells Fargo	159,462	4,339

		38,626

Healthcare — 12.1%
Baxter International	55,596	2,699
Johnson & Johnson	71,325	4,390
Merck	187,878	6,476
Pfizer	562,569	9,164
UnitedHealth Group	89,164	3,257

		25,986

Industrials — 11.5%
Avery Dennison	110,264	4,139
Babcock & Wilcox*	173,735	4,220
Caterpillar	11,712	991
General Electric	517,571	8,193
Illinois Tool Works	68,599	3,267
McDermott International (Panama)*	213,176	3,908

		24,718

	Number of Shares	Value (000)

Information Technology — 9.2%
Cisco Systems*	102,403	$1,962
Dell*	103,005	1,362
International Business Machines	21,512	3,043
Mastercard, Cl A	15,513	3,677
Microsoft	239,238	6,031
Symantec*	175,183	2,943
Visa, Cl A	9,982	737

		19,755

Materials — 0.6%
International Paper	52,967	1,323

Telecommunication Services — 4.0%
AT&T	225,345	6,262
Verizon Communications	74,572	2,387

		8,649

Utilities — 5.8%
Calpine*	198,338	2,400
Exelon	112,758	4,439
NextEra Energy	72,548	3,673
NRG Energy*	104,604	2,027

		12,539

Total Common Stocks (Cost $217,941)		208,007

AFFILIATED MONEY MARKET FUND — 3.1%
PNC Advantage Institutional Money Market Fund, Class I†	6,794,209	6,794

Total Affiliated Money Market Fund (Cost $6,794)		6,794
TOTAL INVESTMENTS — 99.7% (Cost $224,735)**		214,801
Other Assets & Liabilities – 0.3%		566
TOTAL NET ASSETS — 100.0%		$215,367

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $225,811.

Gross unrealized appreciation (000)	$14,161
Gross unrealized depreciation (000)	(25,171)

Net unrealized depreciation (000)	$(11,010)

†	See Note 3 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 64.

See Notes to Financial Statements.

42

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 6,794	$–	$–	$ 6,794

Common Stocks	208,007	–	–	208,007

Total Assets – Investments in Securities	$214,801	$–	$–	$214,801

See Notes to Financial Statements.

43

PNC Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 4.1%
Abercrombie & Fitch, Cl A	68,115	$3,423
Apollo Group, Cl A*	38,355	1,304

		4,727

Consumer Staples — 14.6%
Campbell Soup	42,740	1,449
Energizer Holdings*	22,189	1,562
Hormel Foods	26,480	1,300
J.M. Smucker	21,859	1,382
Kroger	162,750	3,833
Molson Coors Brewing, Cl B	58,807	2,802
Safeway	198,136	4,555

		16,883

Energy — 15.1%
Arch Coal	136,490	3,985
Baker Hughes	17,284	902
Diamond Offshore Drilling	14,663	950
Frontier Oil*	192,110	2,983
Noble (Switzerland)	140,480	4,765
Penn Virginia	144,570	2,293
Rowan*	53,080	1,600

		17,478

Financials — 27.6%
Assurant	94,777	3,343
Chubb	42,710	2,435
Cincinnati Financial	28,567	861
Everest Re Group (Bermuda)	55,037	4,595
Investment Technology Group*	300,720	4,421
Loews	47,872	1,791
Northern Trust	79,090	3,978
PartnerRe (Bermuda)	44,770	3,470
People’s United Financial	64,189	795
Reinsurance Group of America	68,794	3,435
Transatlantic Holdings	54,450	2,755

		31,879

Healthcare — 8.2%
Coventry Health Care*	48,013	1,216
Genzyme*	14,523	1,034
Mednax*	17,585	1,076
St. Jude Medical*	85,490	3,308
Zimmer Holdings*	57,808	2,848

		9,482

Industrials — 8.0%
FTI Consulting*	67,879	2,419
Oshkosh*	83,008	2,382
Southwest Airlines	43,670	582
Spirit Aerosystems Holdings, Cl A*	198,562	3,866

		9,249

Information Technology — 10.9%
Ingram Micro, Cl A*	180,309	3,218
Maxim Integrated Products	26,821	624
Symantec*	106,601	1,791
Verigy (Singapore)*	281,210	2,407
Western Union	255,421	4,506

		12,546

	Number of Shares	Value (000)

Utilities — 9.4%
Edison International	136,942	$5,059
Mirant*	150,100	1,489
PG&E	63,542	2,982
Xcel Energy	56,097	1,318

		10,848

Total Common Stocks (Cost $115,974)		113,092

AFFILIATED MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Class I†	2,283,298	2,283

Total Affiliated Money Market Fund (Cost $2,283)		2,283

TOTAL INVESTMENTS — 99.9% (Cost $118,257)**		115,375

Other Assets & Liabilities – 0.1%		101

TOTAL NET ASSETS — 100.0%		$115,476

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $121,554.

Gross unrealized appreciation (000)	$6,291
Gross unrealized depreciation (000)	(12,470)

Net unrealized depreciation (000)	$(6,179)

†	See Note 3 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 64.

See Notes to Financial Statements.

44

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 2,283	$–	$–	$ 2,283

Common Stocks	113,092	–	–	113,092

Total Assets – Investments in Securities	$115,375	$–	$–	$115,375

See Notes to Financial Statements.

45

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 12.6%
AFC Enterprises*	15,455	$205
Capella Education*#	1,559	85
Cheesecake Factory (The)*#	11,014	351
Children’s Place Retail Stores (The)*#	2,999	156
Core-Mark Holding*#	4,442	161
Cracker Barrel Old Country Store	3,136	165
DSW, Cl A*#	10,276	401
Federal-Mogul*	5,344	100
Helen of Troy (Bermuda)*	4,065	96
Retail Ventures*	13,032	214
Sally Beauty Holdings*#	8,801	121
Ulta Salon Cosmetics & Fragrance*	6,852	239
Wendy’s/Arby’s Group, Cl A	41,867	200
Wolverine World Wide	5,698	178

		2,672

Consumer Staples — 3.7%
Boston Beer, Cl A*	1,667	136
Diamond Foods#	3,193	149
Nash Finch#	3,563	132
Prestige Brands Holdings*#	20,734	244
SunOpta (Canada)*	16,605	115

		776

Energy — 8.1%
Alliance Resource Partners LP#	3,099	192
CARBO Ceramics#	1,663	162
Complete Production Services*	6,996	199
Exterran Holdings*#	6,496	147
Genesis Energy LP#	9,650	236
Green Plains Renewable Energy*#	11,639	128
Lufkin Industries	2,612	132
MarkWest Energy Partners LP	7,218	305
SEACOR Holdings*	1,907	208

		1,709

Financials — 17.3%
American Campus Communities	3,714	117
AMERISAFE*	5,073	94
Ashford Hospitality Trust REIT*#	20,694	195
Banco Macro SA, ADR (Argentina)#	5,712	285
Cash America International	4,838	175
Dime Community Bancshares	12,217	167
eHealth*#	17,908	269
Fulton Financial	13,671	118
Getty Realty REIT	4,793	143
Great Southern Bancorp#	7,825	175
Grupo Financiero Galicia SA, ADR (Argentina)*	19,909	306
Home Properties REIT#	2,153	115
LTC Properties REIT	3,881	105
Maiden Holdings (Bermuda)	10,975	83
Meadowbrook Insurance Group	30,798	291
Nelnet, Cl A	11,390	243
PHH*#	8,462	180
Prosperity Bancshares	7,287	237
Signature Bank*	2,232	98
UMB Financial#	3,432	128
Urstadt Biddle Properties, Cl A REIT	7,442	137

		3,661

	Number of Shares	Value (000)

Healthcare — 12.9%
American Medical Systems Holdings*#	5,243	$94
AMERIGROUP*	3,465	149
Atrion#	650	107
Catalyst Health Solutions*	5,569	239
Chemed#	3,057	186
Healthspring*	6,814	183
HMS Holdings*	2,657	167
Invacare#	8,634	233
Kindred Healthcare*	12,001	194
Magellan Health Services*	2,536	123
Medicis Pharmaceutical, Cl A	10,587	279
Neogen*#	4,695	174
Par Pharmaceutical*	10,369	373
Sirona Dental Systems*	2,793	106
Universal American*#	8,444	125

		2,732

Industrials — 15.4%
Alamo Group	7,651	196
Alaska Air Group*	3,300	182
Amerco*#	1,189	115
Applied Industrial Technologies	7,598	227
Applied Signal Technology	4,505	148
Atlas Air Worldwide Holdings*	3,343	182
China Yuchai International (Singapore)	5,062	128
CLARCOR	2,414	98
EnerSys*	3,554	107
Esterline Technologies*	4,586	270
Gardner Denver	3,006	197
Genesee & Wyoming, Cl A*	1,747	83
GeoEye*	2,084	83
Heico#	2,099	110
Interline Brands*	8,181	169
M&F Worldwide*	6,738	159
MasTec*	9,729	139
Quanex Building Products	13,593	225
Seaboard	85	158
Thomas & Betts*	2,154	96
Watts Water Technologies, Cl A	5,339	174

		3,246

Information Technology — 17.2%
Acme Packet*	7,851	385
ADTRAN#	6,715	209
Concur Technologies*#	2,850	146
Entropic Communications*#	15,436	138
ePlus*	4,064	94
GT Solar International*#	20,114	135
Lawson Software*#	31,942	274
MAXIMUS	3,136	190
MIPS Technologies*	24,628	335
Netscout Systems*	9,445	209
Plantronics	4,413	158
Quest Software*	4,753	120
Rackspace Hosting*#	6,950	203
Riverbed Technology*	5,660	192
Skyworks Solutions*	6,500	165
Smith Micro Software*	6,343	95
TIBCO Software*	16,352	321
Tyler Technologies*#	7,904	161

See Notes to Financial Statements.

46

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Viasat*#	2,454	$102

		3,632

Materials — 8.4%
Balchem	3,631	112
Boise*#	16,901	124
Clearwater Paper*	2,446	197
Innospec*	14,800	318
Neenah Paper	6,164	114
Omnova Solutions*	18,213	160
PolyOne*	9,346	116
Rockwood Holdings*	9,100	347
Silgan Holdings	8,474	290

		1,778

Utilities — 3.9%
Avista	7,540	161
El Paso Electric	6,134	162
Nicor	6,114	264
NorthWestern	5,388	155
South Jersey Industries	1,498	77

		819

Total Common Stocks
(Cost $16,148)		21,025

AFFILIATED MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Class I†	103,019	103

Total Affiliated Money Market Fund
(Cost $103)		103

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $16,251)		21,128

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 28.1%
Money Market Funds — 20.8%
AIM STIT Liquid Assets Portfolio	663,506	664
Dreyfus Institutional Cash Advantage Fund	867,827	868
Federated Prime Obligations Fund	225,963	226
FFI Select Institutional Fund	879,867	880
Fidelity Institutional Prime Money Market Fund	879,867	880
Western Asset Instititutional Cash Reserve	879,867	880

		4,398

	Par (000)	Value (000)
Repurchase Agreements — 7.3%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $721,207, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $726,136)	$721	$721
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $88,374, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $90,140)	88	88
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $721,207, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $735,639)	721	721

		1,530

Total Short Term Investments Purchased With Collateral From Securities Loaned
(Cost $5,928)‡		5,928

TOTAL INVESTMENTS — 128.1%
(Cost $22,179)**		27,056

Other Assets & Liabilities – (28.1)%		(5,928)

TOTAL NET ASSETS — 100.0%		$21,128

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $22,273.

Gross unrealized appreciation (000)	$5,088
Gross unrealized depreciation (000)	(305)

Net unrealized appreciation (000)	$4,783

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 5,779 (000).
‡	See Note 8 in Notes to Financial Statements.

  Please see Investment Abbreviations and Definintions on Page 64.

See Notes to Financial Statements.

47

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 103	$ –	$ –	$ 103

Common Stocks	21,025	–	–	21,025

Short Term Investments Purchased With Collateral From Securities Loaned	4,398	1,530	–	5,928

Total Assets – Investments in Securities	$25,526	$1,530	$ –	$27,056

See Notes to Financial Statements.

48

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.9%
Consumer Discretionary — 20.9%
Aaron’s#	7,218	$144
Buffalo Wild Wings*#	8,453	410
California Pizza Kitchen*	9,218	156
Carter’s*	8,675	275
Cheesecake Factory (The)*#	9,197	293
Deckers Outdoor*	7,097	546
Domino’s Pizza*	7,320	108
DSW, Cl A*#	13,357	522
Federal-Mogul*	5,895	110
Fossil*	4,009	271
Jo-Ann Stores*	4,009	194
Monro Muffler Brake#	9,692	479
PF Chang’s China Bistro#	3,076	156
Polaris Industries	4,183	304
Retail Ventures*	30,559	501
Sally Beauty Holdings*#	29,517	406
Sotheby’s#	2,822	113
Tenneco*	4,034	147
Tractor Supply	3,176	135
Ulta Salon Cosmetics & Fragrance*#	6,061	212
Unifi*	14,753	210
Warnaco Group (The)*	2,155	116
Wolverine World Wide	4,890	153

		5,961

Consumer Staples — 2.9%
Boston Beer, Cl A*	1,888	154
Cresud S.A.C.I.F. y A., ADR (Argentina)#	8,995	169
Nu Skin Enterprises, Cl A	9,627	304
United Natural Foods*	5,010	188

		815

Energy — 4.8%
Clayton Williams Energy*	4,546	342
Complete Production Services*	8,378	238
Core Laboratories NV (Netherlands)#	3,056	261
Dril-Quip*	1,726	134
Duncan Energy Partners LP#	12,975	407

		1,382

Financials — 3.9%
Allied World Assurance Holdings (Bermuda)	6,669	392
Credit Acceptance*	4,376	271
First Cash Financial Services*#	15,583	449

		1,112

Healthcare — 17.5%
Allscripts Healthcare Solutions*	7,833	137
American Medical Systems Holdings*#	12,713	228
AMERIGROUP*	3,991	172
Assisted Living Concepts, Cl A*	3,976	120
Atrion#	1,651	271
Catalyst Health Solutions*#	6,886	296
Corvel*	4,589	210
Cubist Pharmaceuticals*#	10,903	237
Dionex*	2,315	211
Haemonetics*#	5,867	345
Harvard Bioscience*	110,144	432
Impax Laboratories*	7,552	135
Integra LifeSciences Holdings*	3,342	145
Lincare Holdings	8,713	224

	Number of Shares	Value (000)

Medicis Pharmaceutical, Cl A	12,409	$327
Owens & Minor	4,555	129
Par Pharmaceutical*	6,298	226
QLT (Canada)*	48,654	294
STERIS	6,728	231
US Physical Therapy*#	15,045	289
Young Innovations	10,903	329

		4,988

Industrials — 17.9%
Acacia Research*	6,234	170
Actuant, Cl A	4,842	114
Applied Industrial Technologies	3,475	104
China Yuchai International (Singapore)#	15,744	397
Consolidated Graphics*	4,107	195
Corporate Executive Board (The)	3,438	119
EnerSys*	14,854	448
Fly Leasing, ADR (Ireland)	17,870	243
Gardner Denver	4,990	327
Genesee & Wyoming, Cl A*	2,467	117
Herman Miller	13,866	299
Insituform Technologies, Cl A*	5,876	130
Interface, Cl A	7,532	109
LMI Aerospace*	15,757	256
Nordson#	1,487	118
Polypore International*	7,793	248
Raven Industries	5,005	222
Seaboard	196	365
Teledyne Technologies*	2,690	108
Thomas & Betts*	7,731	344
Toro#	3,049	178
Twin Disc	9,923	242
Wabtec	5,867	271

		5,124

Information Technology — 24.7%
Acme Packet*	2,814	138
ADTRAN	3,013	94
Applied Micro Circuits*	11,261	104
Ariba*	18,294	370
Blackbaud#	7,733	196
Ceva*	11,811	274
Coherent*	4,776	197
CPI International*	16,336	316
CSG Systems International*	7,305	137
Entropic Communications*#	31,043	278
Insight Enterprises*	8,893	112
Jack Henry & Associates	12,566	344
Loral Space & Communications*	1,914	140
MIPS Technologies*#	31,734	431
NCR*	9,913	143
Netscout Systems*#	8,464	187
Opnet Technologies	8,373	204
OSI Systems*	3,149	110
Progress Software*#	13,090	505
Radiant Systems*	5,824	105
Riverbed Technology*	8,752	297
Skyworks Solutions*#	12,621	321
Smith Micro Software*	22,952	343
TIBCO Software*	29,288	575
Travelzoo*	3,895	167
Tyler Technologies*#	12,882	263

See Notes to Financial Statements.

49

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
ValueClick*	15,144	$235
VeriFone Systems*#	13,777	479

		7,065

Materials — 5.8%
Brush Engineered Materials*	3,937	139
Clearwater Paper*	3,596	290
Cytec Industries	6,030	288
Innospec*	13,791	296
Neenah Paper	14,357	264
PolyOne*	8,477	106
Rockwood Holdings*	3,621	138
Westlake Chemical	3,733	141

		1,662

Telecommunication Services — 0.5%
USA Mobility	8,194	140

Utilities — 1.0%
Cia Paranaense de Energia, ADR (Brazil)#	11,349	284

Total Common Stocks
(Cost $21,663)		28,533

AFFILIATED MONEY MARKET FUND — 0.0%
PNC Advantage Institutional Money Market Fund, Class I†	8,121	8

Total Affiliated Money Market Fund
(Cost $8)		8

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $21,671)		28,541

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 24.7%
Money Market Funds — 18.3%
AIM STIT Liquid Assets Portfolio	789,560	790
Dreyfus Institutional Cash Advantage Fund	1,032,698	1,033
Federated Prime Obligations Fund	268,891	269
FFI Select Institutional Fund	1,047,025	1,047
Fidelity Institutional Prime Money Market Fund	1,047,025	1,047
Western Asset Instititutional Cash Reserve	1,047,025	1,047

		5,233

	Par (000)	Value (000)
Repurchase Agreements — 6.4%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $858,223, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $864,088)	$858	$858
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $105,164, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $107,265)	105	105
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $858,223, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $875,397)	858	858

		1,821

Total Short Term Investments Purchased With Collateral From Securities Loaned
(Cost $7,054)‡		7,054

TOTAL INVESTMENTS — 124.6%
(Cost $28,725)**		35,595

Other Assets & Liabilities – (24.6)%		(7,021)

TOTAL NET ASSETS — 100.0%		$28,574

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $28,765.

Gross unrealized appreciation (000)	$7,107
Gross unrealized depreciation (000)	(277)

Net unrealized appreciation (000)	$6,830

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 6,886 (000).
‡	See Note 8 in Notes to Financial Statements.

 Please see Investment Abbreviations and Definitions on Page 64.

See Notes to Financial Statements.

50

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 8	$ –	$–	$ 8
Common Stocks	28,533	–	–	28,533
Short Term Investments Purchased With Collateral From Securities Loaned	5,232	1,822	–	7,054

Total Assets – Investments in Securities	$33,773	$1,822	$–	$35,595

See Notes to Financial Statements.

51

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 9.9%
Audiovox, Cl A*	22,493	$154
Clear Channel Outdoor Holdings*	16,962	233
Columbia Sportswear#	5,506	306
Core-Mark Holding*#	8,185	296
CPI	13,582	387
Dick’s Sporting Goods*	8,194	280
Fossil*	5,868	397
Genesco*	7,604	293
Group 1 Automotive#	5,154	200
ITT Educational Services*#	2,610	153
Mediacom Communications*	43,652	369
Signet Jewelers (Bermuda)*	6,605	263
Wendy’s/Arby’s Group, Cl A	106,750	509

		3,840

Consumer Staples — 4.7%
B&G Foods	12,278	157
BJ’s Wholesale Club*	6,840	313
Del Monte Foods	19,802	371
Ruddick#	8,471	311
TreeHouse Foods*#	4,872	242
United Natural Foods*	10,989	412

		1,806

Energy — 9.3%
BP Prudhoe Bay Royalty Trust#	6,043	667
BreitBurn Energy Partners LP	7,912	156
Cheniere Energy Partners LP#	18,924	377
Core Laboratories NV (Netherlands)#	4,478	383
Dril-Quip*#	4,044	313
Hugoton Royalty Trust#	20,600	423
Oil States International*	5,064	300
Permian Basin Royalty Trust#	37,336	823
Sabine Royalty Trust	2,720	159

		3,601

Financials — 35.8%
Allied World Assurance Holdings (Bermuda)	13,439	789
American Equity Investment Life Holding#	69,282	761
American Safety Insurance Holdings*	19,529	385
Ares Capital	22,079	363
Arlington Asset Investment REIT	10,512	259
Ashford Hospitality Trust REIT*#	74,666	702
Aspen Insurance Holdings (Bermuda)	6,721	194
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	38,438	624
Banco Macro SA, ADR (Argentina)#	10,950	547
Bank of Marin Bancorp	1,491	50
BRE Properties REIT	6,039	260
Cash America International#	8,878	321
City Holding#	16,100	516
Community Bank System#	14,529	350
Evercore Partners#	11,102	335
Extra Space Storage REIT	41,179	660
FBL Financial Group, Cl A#	9,542	255
Grupo Financiero Galicia SA, ADR (Argentina)*	28,801	443
Hatteras Financial REIT#	22,496	697
Horace Mann Educators	24,305	397
International Bancshares#	16,419	282
KBW#	9,472	220
LTC Properties REIT	16,556	447

	Number of Shares	Value (000)

MarketAxess Holdings	11,094	$202
Montpelier Re Holdings (Bermuda)	3,646	72
National Health Investors REIT#	6,464	284
National Retail Properties REIT#	10,251	267
NBT Bancorp	10,621	236
PHH*	7,597	161
Pico Holdings*	4,720	135
Portfolio Recovery Associates*	2,322	147
Prosperity Bancshares	8,741	284
Senior Housing Properties Trust REIT	21,073	471
Signature Bank*	8,877	390
TCF Financial#	24,193	329
UDR REIT	16,682	372
UMB Financial#	8,692	324
World Acceptance*#	7,259	320

		13,851

Healthcare — 4.9%
Emergency Medical Services, Cl A*	5,690	282
Healthspring*	13,249	356
Invacare#	11,683	315
Mednax*	4,594	281
Metropolitan Health Networks*#	56,462	243
Perrigo#	4,430	267
Vanda Pharmaceuticals*	19,748	159

		1,903

Industrials — 12.6%
Alamo Group	18,708	479
Alaska Air Group*	5,731	315
Armstrong World Industries*#	4,987	242
Atlas Air Worldwide Holdings*	3,163	173
China Yuchai International (Singapore)#	9,387	237
Consolidated Graphics*	5,934	282
Ducommun	15,255	341
EMCOR Group*	11,771	316
EnPro Industries*#	14,899	546
Fly Leasing, ADR (Ireland)	14,044	191
Kennametal	4,477	152
Lennox International	7,170	315
Pacer International*	17,039	95
Regal-Beloit	9,071	553
Standex International	7,289	218
Watts Water Technologies, Cl A#	13,180	429

		4,884

Information Technology — 8.5%
ADTRAN	11,832	368
Anixter International*#	4,950	277
Ariba*	19,794	400
Brightpoint*	26,493	217
GT Solar International*	17,175	115
Imation*#	31,493	299
j2 Global Communications*#	15,671	420
Lattice Semiconductor*	47,486	211
MercadoLibre (Argentina)*	3,860	246
MIPS Technologies*	31,346	426
Symmetricom*	45,968	306

		3,285

Materials — 5.7%
Minerals Technologies	12,687	772

See Notes to Financial Statements.

52

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Rock-Tenn, Cl A	4,516	$ 244
Rockwood Holdings*	8,526	325
Sensient Technologies#	9,423	320
Westlake Chemical#	7,815	295
WR Grace*#	7,815	262

		2,218

Telecommunication Services — 1.6%
IDT, Cl B	17,670	367
USA Mobility#	15,455	263

		630

Utilities — 6.5%
Amerigas Partners LP#	6,644	314
Cleco	6,620	201
El Paso Electric	12,335	325
Ferrellgas Partners LP#	26,115	704
Nicor#	5,057	219
NorthWestern	14,512	418
Piedmont Natural Gas#	10,435	309

		2,490

Total Common Stocks (Cost $31,347)		38,508

AFFILIATED MONEY MARKET FUND — 0.8%
PNC Advantage Institutional Money Market Fund, Class I†	300,305	300

Total Affiliated Money Market Fund (Cost $300)		300

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.3% (Cost $31,647)		38,808

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 35.0%
Money Market Funds — 26.0%
AIM STIT Liquid Assets Portfolio	1,519,166	1,519
Dreyfus Institutional Cash Advantage Fund	1,986,981	1,987
Federated Prime Obligations Fund	517,365	517
FFI Select Institutional Fund	2,014,547	2,015
Fidelity Institutional Prime Money Market Fund	2,014,547	2,015
Western Asset Instititutional Cash Reserve	2,014,547	2,015

		10,068

	Par (000)	Value (000)
Repurchase Agreements — 9.0%

Deutsche Bank Securities
0.24% (dated 11/30/10, due 12/01/10,
repurchase price $1,651,279, collateralized by
Federal Farm Credit Bank and Federal National
Mortgage Association Bonds, 1.850% to
5.730%, due 08/24/15 to 01/22/37, total
market value $1,662,564)

	$ 1,651	$ 1,651
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $202,342, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $206,384)	202	202
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,651,279, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $1,684,323)	1,651	1,651

		3,504

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $13,572)‡		13,572

TOTAL INVESTMENTS — 135.3% (Cost $45,219)**		52,380
Other Assets & Liabilities – (35.3)%		(13,675)
TOTAL NET ASSETS — 100.0%		$ 38,705

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $45,462.

Gross unrealized appreciation (000)	$7,480
Gross unrealized depreciation (000)	(562)

Net unrealized appreciation (000)	$6,918

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 13,250 (000).
‡	See Note 8 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 64.

See Notes to Financial Statements.

53

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 300	$ –	$–	$ 300

Common Stocks	38,508	–	–	38,508

Short Term Investments Purchased
With Collateral From Securities Loaned	10,068	3,504	–	13,572

Total Assets – Investments in Securities	$48,876	$3,504	$–	$52,380

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance, 05/31/10	$ 33

Accrued discounts/premiums	–

Realized gain (loss)	–

Change in unrealized appreciation (depreciation)	1

Purchases	–

Sales	(34)

Transfers in and/or out of Level 3	–

Balance, 11/30/10	$ –

See Notes to Financial Statements.

54

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.3%
Consumer Discretionary — 10.8%
Abercrombie & Fitch, Cl A	937	$47
Amazon.com*	3,612	634
Apollo Group, Cl A*	1,344	46
AutoNation*#	829	22
AutoZone*	308	80
Bed Bath & Beyond*	2,740	120
Best Buy	3,701	158
Big Lots*	867	27
CarMax*	2,423	80
Carnival (Panama)#	4,523	187
CBS, Cl B	7,247	122
Coach	3,293	186
Comcast, Cl A	31,152	623
D. R. Horton#	2,936	29
Darden Restaurants	1,493	73
DeVry	644	28
DIRECTV, Cl A*#	9,161	380
Discovery Communications, Cl A*#	2,956	121
Eastman Kodak*#	2,859	13
Expedia	1,821	48
Family Dollar Stores	1,454	73
Ford Motor*#	34,873	556
Fortune Brands	1,606	95
GameStop, Cl A*	1,721	34
Gannett#	3,779	50
Gap	4,975	106
Genuine Parts#	1,645	79
Goodyear Tire & Rubber*	2,077	20
H&R Block	3,511	44
Harley-Davidson#	2,433	76
Harman International Industries*	735	32
Hasbro	1,483	71
Home Depot	18,107	547
International Game Technology#	3,073	48
Interpublic Group*#	6,058	65
JC Penney#	2,437	81
Johnson Controls	7,036	256
Kohl’s*	3,146	177
Leggett & Platt	1,562	32
Lennar, Cl A#	1,741	26
Limited Brands#	3,157	106
Lowe’s	15,402	350
Macy’s	4,900	126
Marriott International, Cl A	3,101	122
Mattel	3,779	98
McDonald’s	11,281	883
McGraw-Hill	3,318	114
Meredith#	385	13
New York Times, Cl A*	1,208	11
Newell Rubbermaid#	2,962	50
News, Cl A	24,808	338
NIKE, Cl B	4,129	356
Nordstrom	2,036	87
Office Depot*	3,003	13
Omnicom Group#	3,272	149
O’Reilly Automotive*#	1,312	79
Polo Ralph Lauren#	689	75
priceline.com*	511	201
Pulte Homes*	3,393	21
RadioShack	1,333	25
Ross Stores	1,278	83

	Number of Shares	Value (000)

Scripps Networks Interactive, Cl A	932	$47
Sears Holdings*#	606	40
Sherwin-Williams	1,066	79
Stanley Black & Decker	1,629	97
Staples	7,598	167
Starbucks#	7,747	237
Starwood Hotels & Resorts Worldwide#	1,862	106
Target	8,000	456
Tiffany#	1,107	69
Time Warner	12,280	362
Time Warner Cable	3,884	239
TJX	4,387	200
Urban Outfitters*#	1,000	38
VF#	923	76
Viacom, Cl B	6,560	248
Walt Disney#	20,349	743
Washington Post, Cl B#	66	25
Whirlpool	797	58
Wyndham Worldwide	1,507	43
Wynn Resorts#	697	70
Yum! Brands	4,913	246

		12,438

Consumer Staples — 11.0%
Altria Group	23,249	558
Archer-Daniels-Midland	6,724	195
Avon Products	4,526	129
Brown-Forman, Cl B#	1,127	74
Campbell Soup	1,949	66
Clorox	1,464	91
Coca-Cola	24,718	1,562
Coca-Cola Enterprises	3,050	74
Colgate-Palmolive	4,862	372
ConAgra Foods	4,619	99
Constellation Brands, Cl A*	1,021	21
Costco Wholesale#	4,648	314
CVS Caremark	13,849	429
Dean Foods*#	1,917	14
Dr Pepper Snapple Group	2,682	98
Estee Lauder, Cl A	1,674	125
General Mills	6,802	240
H.J. Heinz	3,302	159
Hershey#	1,587	74
Hormel Foods	727	36
J.M. Smucker	1,267	80
Kellogg	2,772	137
Kimberly-Clark	4,644	287
Kraft Foods, Cl A	19,247	582
Kroger	6,954	164
Lorillard	1,620	129
McCormick	1,365	60
Mead Johnson Nutrition	1,719	102
Molson Coors Brewing, Cl B	1,648	79
PepsiCo	16,634	1,075
Philip Morris International	19,628	1,117
Procter & Gamble	30,199	1,844
Reynolds American	4,370	135
Safeway	4,152	96
Sara Lee	7,373	111
SUPERVALU	4,268	39
Sysco#	6,199	180
Tyson Foods, Cl A	3,185	50

See Notes to Financial Statements.

55

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	10,292	$359
Wal-Mart Stores	21,099	1,141
Whole Foods Market*	1,551	73

		12,570

Energy — 11.6%
Anadarko Petroleum	5,229	335
Apache	3,885	418
Baker Hughes	4,641	242
Cabot Oil & Gas	1,123	39
Cameron International*#	2,147	103
Chesapeake Energy	7,703	163
Chevron	21,603	1,749
ConocoPhillips	15,948	960
Consol Energy	2,349	99
Denbury Resources*	4,210	76
Devon Energy	4,730	334
Diamond Offshore Drilling#	730	47
El Paso	7,308	99
EOG Resources#	2,497	222
ExxonMobil	53,780	3,740
FMC Technologies*#	979	82
Halliburton	9,017	341
Helmerich & Payne#	1,641	74
Hess	3,058	214
Marathon Oil	7,606	255
Massey Energy#	931	46
Murphy Oil	2,003	135
Nabors Industries (Bermuda)*	3,088	68
National Oilwell Varco	4,941	303
Noble Energy#	1,588	129
Occidental Petroleum	8,810	777
Peabody Energy	2,866	169
Pioneer Natural Resources	969	78
QEP Resources	1,843	65
Range Resources	1,696	71
Rowan*#	1,214	37
Schlumberger (Netherland)#	14,489	1,121
Southwestern Energy*	3,709	134
Spectra Energy	6,827	162
Sunoco	1,241	50
Tesoro*	2,925	48
Valero Energy	5,950	116
Williams	7,580	173

		13,274

Financials — 15.1%
ACE (Switzerland)	3,800	222
Aflac	4,952	255
Allstate	5,607	163
American Express	11,094	479
American International Group*#	1,802	74
Ameriprise Financial	2,922	151
AON	2,761	111
Apartment Investment & Management, Cl A REIT	1,251	30
Assurant	1,518	54
AvalonBay Communities REIT	915	101
Bank of America	107,302	1,175
BB&T	6,799	158
Berkshire Hathaway, Cl B*	18,527	1,476

	Number of Shares	Value (000)

BNY Mellon#	12,507	$338
Boston Properties REIT	1,493	125
Capital One Financial	5,096	190
CB Richard Ellis Group, Cl A*	3,877	74
Charles Schwab	9,605	144
Chubb	3,377	193
Cincinnati Financial#	2,141	65
Citigroup*	275,365	1,157
CME Group	674	194
Comerica#	1,804	66
Discover Financial Services	5,764	105
E*Trade Financial*	1,721	25
Equity Residential REIT	2,780	139
Federated Investors, Cl B#	942	22
Fifth Third Bancorp	8,448	101
First Horizon National*#	2,385	23
Franklin Resources	1,561	178
Genworth Financial, Cl A*	5,291	62
Goldman Sachs Group	5,400	843
Hartford Financial Services Group	4,850	108
HCP REIT	3,326	110
Health Care REIT#	1,067	49
Host Hotels & Resorts REIT	6,866	113
Hudson City Bancorp	5,015	57
Huntington Bancshares	9,833	57
IntercontinentalExchange*	678	76
Invesco	4,939	107
Janus Capital Group#	1,960	20
JPMorgan Chase	42,496	1,589
KeyCorp	9,096	69
Kimco Realty REIT#	4,241	71
Legg Mason#	1,711	56
Leucadia National#	1,990	52
Lincoln National	3,468	83
Loews	3,365	126
M&T Bank#	873	67
Marsh & McLennan#	5,817	146
Marshall & Ilsley	5,561	27
MetLife	9,789	373
Moody’s#	2,049	55
Morgan Stanley	15,100	369
NASDAQ OMX Group*	2,150	46
Northern Trust#	2,285	115
NYSE Euronext	2,729	75
People’s United Financial	3,022	37
Plum Creek Timber REIT#	1,701	61
PNC Financial Services Group†	5,636	304
Principal Financial Group	3,370	92
Progressive	7,601	155
Prologis REIT	5,132	67
Prudential Financial	5,021	254
Public Storage REIT	1,495	144
Regions Financial	13,588	73
Simon Property Group REIT#	3,139	309
SLM*	6,290	73
State Street	5,361	232
SunTrust Banks#	5,236	122
T. Rowe Price Group	2,464	144
Torchmark	1,109	64
Travelers	5,042	272
U.S. Bancorp	20,346	484
Unum Group	4,002	86
Ventas REIT	1,636	84

See Notes to Financial Statements.

56

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Vornado Realty Trust REIT#	1,738	$142
Wells Fargo	56,210	1,529
XL Group PLC (Bermuda)	3,649	72
Zions Bancorp#	1,847	36

		17,345

Healthcare — 11.1%
Abbott Laboratories	16,633	774
Aetna	4,329	128
Allergan	3,187	211
AmerisourceBergen	2,976	92
Amgen*	9,895	521
Baxter International	6,246	303
Becton Dickinson	2,465	192
Biogen Idec*#	2,607	167
Boston Scientific*	15,603	100
Bristol-Myers Squibb	18,325	462
Cardinal Health	4,502	160
CareFusion*	2,060	47
Celgene*#	4,623	274
Cephalon*#	766	49
Cerner*#	736	65
CIGNA	2,768	102
Coventry Health Care*	2,780	70
CR Bard	1,000	85
DaVita*	1,084	79
DENTSPLY International	1,546	48
Eli Lilly	11,489	387
Express Scripts*	5,471	285
Forest Laboratories*	3,070	98
Genzyme*	2,476	176
Gilead Sciences*#	8,378	306
Hospira*	1,503	85
Humana*	1,776	100
Intuitive Surgical*	409	106
Johnson & Johnson	29,469	1,814
King Pharmaceuticals*	2,629	37
Laboratory Corporation of America Holdings*#	1,098	90
Life Technologies*	1,891	94
McKesson	2,926	187
Medco Health Solutions*	4,403	270
Medtronic	11,469	385
Merck	32,699	1,127
Mylan*#	3,170	62
Patterson	1,895	56
PerkinElmer	2,542	59
Pfizer	86,755	1,413
Quest Diagnostics	1,577	78
St. Jude Medical*	3,440	133
Stryker	3,624	182
Tenet Healthcare*	4,438	18
Thermo Fisher Scientific*	4,260	217
UnitedHealth Group	12,121	443
Varian Medical Systems*	1,302	86
Waters*	989	76
Watson Pharmaceuticals*#	1,127	55
WellPoint*	4,243	236
Zimmer Holdings*	2,235	110

		12,700

	Number of Shares	Value (000)

Industrials — 10.8%
3M	7,696	$646
Avery Dennison	1,158	43
Boeing	7,616	486
C.H. Robinson Worldwide#	1,736	128
Caterpillar#	6,718	568
Cintas	1,351	36
CSX	4,088	249
Cummins	2,137	208
Danaher	5,697	246
Deere	4,380	327
Dover	1,965	108
Dun & Bradstreet	524	39
Eaton	1,747	168
Emerson Electric#	8,258	455
Equifax#	1,322	46
Expeditors International of Washington#	2,173	115
Fastenal#	1,582	85
FedEx	3,473	316
Flowserve	590	62
Fluor#	1,893	109
General Dynamics	4,271	282
General Electric	114,381	1,811
Goodrich#	1,282	110
Honeywell International	8,150	405
Illinois Tool Works	5,645	269
Ingersoll Rand PLC	3,473	142
Iron Mountain	1,490	33
ITT#	1,927	89
Jacobs Engineering Group*	1,323	51
L-3 Communications Holdings	1,390	98
Lockheed Martin	3,341	227
Masco	2,881	31
Norfolk Southern	3,989	240
Northrop Grumman#	3,383	209
PACCAR#	3,539	191
Pall	1,224	55
Parker Hannifin	1,688	135
Pitney Bowes#	2,145	47
Precision Castparts#	1,542	213
Quanta Services*#	2,210	39
Raytheon	4,274	198
Republic Services	2,912	82
Robert Half International	993	28
Rockwell Automation#	1,480	98
Rockwell Collins	1,590	89
Roper Industries	984	71
RR Donnelley & Sons	2,164	34
Ryder System	553	24
Snap-On	393	21
Southwest Airlines	7,889	105
Stericycle*#	766	57
Textron#	2,284	51
Tyco International (Switzerland)	5,504	209
Union Pacific	5,453	491
United Parcel Service, Cl B	10,677	749
United Technologies	9,923	747
W.W. Grainger#	644	80
Waste Management#	5,039	173

		12,424

See Notes to Financial Statements.

57

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — 18.8%
Adobe Systems*	5,627	$156
Advanced Micro Devices*#	2,418	18
Agilent Technologies*	3,636	127
Akamai Technologies*	1,814	95
Altera#	3,188	112
Amphenol, Cl A#	1,837	92
Analog Devices	3,141	112
Apple*	9,486	2,952
Applied Materials	12,095	150
Autodesk*	2,417	85
Automatic Data Processing	5,272	235
BMC Software*	1,897	84
Broadcom, Cl A#	4,763	212
CA	4,854	111
Cisco Systems*	59,891	1,147
Citrix Systems*	1,698	113
Cognizant Technology Solutions, Cl A*	3,233	210
Computer Sciences	2,017	90
Compuware*	5,164	53
Corning	16,702	295
Dell*	18,080	239
eBay*	12,418	362
Electronic Arts*	2,103	31
EMC*	21,977	472
Fidelity National Information Services	2,801	75
First Solar*#	562	69
Fiserv*	1,597	88
FLIR Systems*	1,566	42
Google, Cl A*	2,640	1,467
Harris	1,709	76
Hewlett-Packard	24,056	1,009
Intel	58,346	1,232
International Business Machines	13,378	1,892
Intuit*	2,565	115
Jabil Circuit#	2,057	31
JDS Uniphase*	2,390	28
Juniper Networks*	5,535	188
KLA-Tencor#	1,810	66
Lexmark International, Cl A*#	1,184	43
Linear Technology#	2,355	77
LSI*	6,770	39
Mastercard, Cl A	1,029	244
McAfee*	1,663	78
MEMC Electronic Materials*#	2,413	28
Microchip Technology#	1,933	65
Micron Technology*#	11,070	80
Microsoft	80,236	2,023
Molex	2,311	48
Monster Worldwide*#	1,326	30
Motorola*#	22,287	171
National Semiconductor	2,529	34
NetApp*#	3,842	196
Novell*	3,656	22
Novellus Systems*	1,566	47
NVIDIA*	3,981	54
Oracle	41,894	1,133
Paychex	2,738	78
QLogic*	2,016	36
QUALCOMM	17,069	798
Red Hat*	1,598	70
SAIC*#	3,176	49
Salesforce.com*#	1,091	152

	Number of Shares	Value (000)
SanDisk*	2,443	$109
Symantec*	8,526	143
Tellabs#	3,292	21
Teradata*	1,752	72
Teradyne*#	4,101	49
Texas Instruments#	12,446	396
Total System Services#	2,061	31
VeriSign*#	1,922	66
Visa, Cl A#	5,323	393
Western Digital*	2,992	100
Western Union	7,167	126
Xerox	15,656	179
Xilinx#	2,936	80
Yahoo!*	14,397	227

		21,518

Materials — 3.6%
Air Products & Chemicals	2,218	191
Airgas	869	53
AK Steel Holding	680	9
Alcoa#	10,392	136
Allegheny Technologies#	1,054	55
Ball	982	65
Bemis	1,155	36
CF Industries Holdings	757	91
Cliffs Natural Resources	1,418	97
Dow Chemical	12,409	387
E.I. DuPont de Nemours	9,764	459
Eastman Chemical	857	67
Ecolab	2,457	118
FMC	761	59
Freeport-McMoRan Copper & Gold#	5,098	517
International Flavors & Fragrances	828	44
International Paper	4,614	115
MeadWestvaco	1,842	46
Monsanto	5,631	337
Newmont Mining	5,224	307
Nucor#	3,303	125
Owens-Illinois*	1,738	47
PPG Industries	1,724	134
Praxair#	3,253	299
Sealed Air	2,053	48
Sigma-Aldrich	1,272	80
Titanium Metals*	565	10
United States Steel#	1,509	73
Vulcan Materials#	1,311	53
Weyerhaeuser#	5,345	89

		4,147

Telecommunication Services — 3.1%
American Tower, Cl A*	4,308	218
AT&T	63,117	1,754
CenturyTel#	3,139	135
Frontier Communications#	11,018	100
MetroPCS Communications*#	3,377	41
Qwest Communications International	24,069	168
Sprint Nextel*	24,797	94
Verizon Communications	29,641	949
Windstream	4,887	64

		3,523

See Notes to Financial Statements.

58

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 3.4%
AES*	7,626	$82
Allegheny Energy	1,760	40
Ameren#	2,717	78
American Electric Power	5,011	178
CenterPoint Energy	4,803	75
CMS Energy#	2,855	51
Consolidated Edison	3,000	145
Constellation Energy Group	2,345	66
Dominion Resources	6,182	257
DTE Energy	1,868	83
Duke Energy	13,851	243
Edison International	3,403	126
Entergy	1,961	140
EQT#	1,132	46
Exelon	7,156	282
FirstEnergy#	3,158	111
Integrys Energy Group#	962	47
NextEra Energy#	4,497	228
Nicor	481	21
NiSource#	3,278	55
Northeast Utilities	1,827	57
NRG Energy*#	2,550	49
Oneok	1,136	58
Pepco Holdings#	2,328	43
PG&E	4,163	195
Pinnacle West Capital	1,064	43
PPL	5,095	129
Progress Energy#	3,125	137
Progress Energy CVO (A) (B) (C)	2,575	–
Public Service Enterprise Group	5,280	163
SCANA	1,156	47
Sempra Energy	2,583	129
Southern	8,766	331
TECO Energy#	2,270	38
Wisconsin Energy	1,228	74
Xcel Energy	4,724	111

		3,958

Total Common Stocks
(Cost $84,444)		113,897

AFFILIATED MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Class I†	661,673	662

Total Affiliated Money Market Fund
(Cost $662)		662

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $85,106)		114,559

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.3%
Money Market Funds — 9.9%
AIM STIT Liquid Assets Portfolio	1,706,723	1,707
Dreyfus Institutional Cash Advantage Fund	2,232,293	2,233
Federated Prime Obligations Fund	581,239	581
FFI Select Institutional Fund	2,263,263	2,263
Fidelity Institutional Prime Money Market Fund	2,263,263	2,263
Western Asset Instititutional Cash Reserve	2,263,263	2,263

		11,310

	Par (000)	Value (000)
Repurchase Agreements — 3.4%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10,repurchase price $1,855,146, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, totalmarket value $1,867,825)	$1,855	$1,855
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10,repurchase price $227,323, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20,total market value $231,864)	227	227
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10,repurchase price $1,855,146, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14,total market value $1,892,270)	1,855	1,856

		3,938

Total Short Term Investments Purchased With Collateral From Securities Loaned
(Cost $15,248)‡		15,248

TOTAL INVESTMENTS — 113.2%
(Cost $100,354)**		129,807

Other Assets & Liabilities – (13.2)%		(15,152)

TOTAL NET ASSETS — 100.0%		$114,655

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $107,415.

Gross unrealized appreciation (000)	$25,959
Gross unrealized depreciation (000)	(3,567)

Net unrealized appreciation (000)	$22,392

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 14,871 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Value is less than $500.
(B)	Illiquid Security
(C)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

 Please see Investment Abbreviations and Definitions on Page 64.

See Notes to Financial Statements.

59

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Mini Composite Index	13	$759	12/17/10	$8

Cash in the amount of $58,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 662	$ –	$–	$ 662

Common Stocks	113,897	–	–	113,897

Short Term Investments Purchased With Collateral From Securities Loaned	11,310	3,938	–	15,248

Total Assets – Investments in Securities	$125,869	$3,938	$–	$129,807

Other Financial Instruments

Futures Contracts	$ 8	$ –	$–	$ 8

Total Assets - Other Financial Instruments	$ 8	$ –	$–	$ 8

See Notes to Financial Statements.

60

PNC Small Cap Core Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.6%
Consumer Discretionary — 14.4%
Buckle#	91,450	$ 3,48
Coinstar*#	49,750	3,206
Deckers Outdoor*#	50,760	3,903
Gildan Activewear (Canada)*#	77,720	2,338
Penn National Gaming*	79,700	2,798
Strayer Education#	13,102	1,780
Tractor Supply#	110,590	4,697
Universal Electronics*	86,040	2,364
WMS Industries*#	67,252	2,983

		27,558

Consumer Staples — 2.8%
Corn Products International	58,650	2,529
TreeHouse Foods*#	54,900	2,727

		5,256

Energy — 10.4%
ATP Oil & Gas*#	177,160	2,608
Atwood Oceanics*#	65,350	2,326
Contango Oil & Gas*	76,650	4,274
Oil States International*#	60,690	3,601
SM Energy	64,430	3,201
World Fuel Services#	129,790	3,907

		19,917

Financials — 23.8%
Affiliated Managers Group*	56,190	4,911
Amtrust Financial Services#	315,360	5,049
Bank of the Ozarks#	131,170	4,970
CVB Financial#	235,480	1,853
FirstService (Canada)*	168,470	4,436
Glacier Bancorp#	225,310	3,003
Investment Technology Group*#	125,020	1,838
Lazard, Cl A (Bermuda)#	96,260	3,447
Montpelier Re Holdings (Bermuda)#	168,220	3,311
Portfolio Recovery Associates*#	94,960	6,018
Prosperity Bancshares	72,480	2,358
RLI#	29,020	1,683
World Acceptance*#	55,880	2,462

		45,339

Healthcare — 8.6%
Almost Family*	65,820	2,333
Bio-Reference Labs*#	159,316	3,341
Catalyst Health Solutions*#	105,960	4,548
Cubist Pharmaceuticals*#	71,520	1,553
NuVasive*#	58,280	1,361
PAREXEL International*	181,280	3,183

		16,319

Industrials — 13.7%
Allegiant Travel*#	40,080	2,001
APAC Customer Services*#	715,280	4,234
BE Aerospace*	182,550	6,480
Curtiss-Wright	90,280	2,805
Esterline Technologies*	70,340	4,142
Houston Wire & Cable#	192,230	2,047
ICF International*#	64,780	1,551
Regal-Beloit	46,110	2,813

		26,073

	Number of Shares	Value (000)

Information Technology — 15.7%
Atheros Communications*	46,390	$1,521
Ebix*#	146,440	3,038
FactSet Research Systems#	20,310	1,801
Monolithic Power Systems*#	178,810	2,884
Open Text (Canada)*#	78,760	3,354
OSI Systems*#	94,930	3,310
Rofin-Sinar Technologies*	82,750	2,376
Smith Micro Software*#	245,690	3,671
TeleCommunication Systems, Cl A*#	420,470	1,959
Trimble Navigation*	82,850	3,085
Tyler Technologies*#	141,820	2,895

		29,894

Materials — 3.9%
Balchem#	69,665	2,157
Compass Minerals International#	39,550	3,267
Northgate Minerals (Canada)*#	687,490	2,069

		7,493

Telecommunication Services — 1.6%
Atlantic Tele-Network	88,970	3,052

Utilities — 1.7%
UGI	111,320	3,303

Total Common Stocks (Cost $157,108)		184,204

AFFILIATED MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Class I†	2,989,913	2,990

Total Affiliated Money Market Fund (Cost $2,990)		2,990

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.2%
(Cost $160,098)		187,194

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 38.5%
Money Market Funds — 28.6%
AIM STIT Liquid Assets Portfolio	8,220,104	8,220
Dreyfus Institutional Cash Advantage Fund	10,750,413	10,750
Federated Prime Obligations Fund	2,799,424	2,799
FFI Select Institutional Fund	10,900,572	10,901
Fidelity Institutional Prime Money Market Fund	10,900,572	10,901
Western Asset Instititutional Cash Reserve	10,900,572	10,901

		54,472

See Notes to Financial Statements.

61

PNC Small Cap Core Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 9.9%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10,repurchase price $8,934,955, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, totalmarket value $8,996,019)	$8,935	$8,935
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $1,094,858, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $1,116,731)	1,095	1,095
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $8,934,955, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $9,113,754)	8,935	8,935

		18,965

Total Short Term Investments Purchased With Collateral From Securities Loaned
(Cost $73,437)‡		73,437

TOTAL INVESTMENTS — 136.7%
(Cost $233,535)**		260,631

Other Assets & Liabilities – (36.7)%		(69,924)

TOTAL NET ASSETS — 100.0%		$190,707

*  Non-income producing security

**  Aggregate cost for Federal income tax purposes is (000) $233,834.

Gross unrealized appreciation (000)	$38,732
Gross unrealized depreciation (000)	(11,935)

Net unrealized appreciation (000)	$26,797

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 71,499 (000).
‡	See Note 8 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 64.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	40	$2,593	12/17/10	$313

Cash in the amount of $180,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

62

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 2,990	$ –	$–	$ 2,990

Common Stocks	184,204	–	–	184,204

Short Term Investments Purchased With Collateral From Securities Loaned	54,472	18,965	–	73,437

Total Assets – Investments in Securities	$241,666	$18,965	$–	$260,631

Other Financial Instruments

Futures Contracts	$ 313	$ –	$–	$ 313

Total Assets-Other Financial Instruments	$ 313	$ –	$–	$ 313

See Notes to Financial Statements.

63

PNC Equity Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

November 30, 2010 (Unaudited)

ADR — American Depository Receipt

Cl — Class

CVO — Contingent Value Obligation

FDIC — Federal Deposit Insurance Corporation

GDR — Global Depository Receipt

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements

64

THIS PAGE INTENTIONALLY LEFT BLANK

PNC Equity Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund	Large Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$ 85,450	$ 328,838	$ 20,343	$ 102,470
Investments in affiliates at value	3,235	12,671	190	1,330
Short term investments in non-affiliates held as collateral for loaned securities at value	11,073	–	1,421	15,201
Short term investments in affiliates held as collateral for loaned securities at value	510	41,443	–	–

Total Investments at value(1)(2)	100,268	382,952	21,954	119,001

Initial margin held by broker for open futures contracts	21	589	–	90
Receivable for investments sold	148	32	60	–
Receivable for shares of beneficial interest sold	5	24	17	8
Future variation margin receivable	1	31	–	–
Dividends and interest receivable	293	941	54	229
Securities lending income receivable	3	17	–	1
Prepaid expenses	19	25	15	13

Total Assets	100,758	384,611	22,100	119,342

LIABILITIES
Payable for collateral for loaned securities	11,583	41,443	1,421	15,201
Payable for shares of beneficial interest redeemed	22	55	7	548
Payable for investment securities purchased	331	–	223	–
Future variation margin payable	–	–	–	7
Investment advisory fees payable	51	295	8	62
12b-1 fees payable
Class A	7	8	2	10
Class C	1	–	–	–
Shareholder servicing fees payable
Class A	3	2	1	3
Administration fees payable	5	17	1	6
Custodian fees payable	5	54	3	3
Transfer agent fees payable	16	29	7	35
Trustee fees payable	7	10	4	8
Foreign tax payable	1	23	–	–
Other liabilities	45	76	13	39

Total Liabilities	12,077	42,012	1,690	15,922

TOTAL NET ASSETS	$ 88,681	$ 342,599	$ 20,410	$ 103,420

(1) Investments in non-affiliates at cost	$ 83,159	$ 318,846	$ 17,865	$ 85,472
Investments in affiliates at cost	3,235	12,671	190	1,330
Short term investments in non-affiliates held as collateral for loaned securities at cost	11,073	–	1,421	15,201
Short term investments in affiliates held as collateral for loaned securities at cost	510	41,443	–	–

Total Investments at cost	$ 97,977	$ 372,960	$ 19,476	$ 102,003

(2) Includes securities on loan with a value of	$ 11,263	$ 38,584	$ 1,387	$ 14,852

See Notes to Financial Statements.

66

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund	Large Cap Growth Fund
NET ASSETS:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$102,292	$431,322	$58,551	$160,867
Undistributed Net Investment Income	150	2,932	34	645
Accumulated Net Realized Loss on Investments and Futures	(16,077)	(102,347)	(40,653)	(75,080)
Net Unrealized Appreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	–	9	–	–
Net Unrealized Appreciation on Investments and Futures	2,316	10,683	2,478	16,988

Total Net Assets	$88,681	$342,599	$20,410	$103,420

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$74,416,698	$331,073,875	$16,810,602	$87,965,889

Class I shares outstanding	7,591,497	23,298,058	1,753,407	5,735,741

Net Asset Value, Offering and Redemption Price Per Share	$9.80	$14.21	$9.59	$15.34

Net assets applicable to Class A	$13,046,464	$11,112,876	$3,437,039	$15,199,215

Class A shares outstanding	1,328,527	790,277	366,125	1,013,872

Net Asset Value and Redemption Price Per Share	$9.82	$14.06	$9.39	$14.99

Maximum Offering Price Per Share(3)	$10.31	$14.88	$9.94	$15.86

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$1,217,403	$412,563	$162,518	$254,875

Class C shares outstanding	124,946	30,468	18,544	18,458

Net Asset Value and Offering Price Per Share	$9.74	$13.54	$8.76	$13.81

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

67

PNC Equity Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$208,007	$113,092	$21,025	$28,533
Investments in affiliates at value	6,794	2,283	103	8
Short term investments in non-affiliates held as collateral for loaned securities at value	–	–	5,928	7,054

Total Investments at value(1)(2)	214,801	115,375	27,056	35,595

Cash	193	–	–	–
Receivable for investments sold	655	351	–	109
Receivable for shares of beneficial interest sold	423	44	–	1
Dividends and interest receivable	599	167	19	45
Securities lending income receivable	–	–	1	–
Prepaid expenses	17	17	12	16

Total Assets	216,688	115,954	27,088	35,766

LIABILITIES
Payable for collateral for loaned securities	–	–	5,928	7,054
Payable for shares of beneficial interest redeemed	1,012	269	5	58
Dividends payable
Class I	4	–	–	–
Investment advisory fees payable	139	73	11	3
12b-1 fees payable
Class A	20	32	–	7
Class C	–	2	–	–
Shareholder servicing fees payable
Class A	6	8	–	4
Class C	–	1	–	–
Administration fees payable	12	6	1	2
Custody fees payable	5	3	3	1
Transfer agent fees payable	42	39	1	42
Trustee fees payable	14	6	1	2
Other liabilities	67	39	10	19

Total Liabilities	1,321	478	5,960	7,192

TOTAL NET ASSETS	$215,367	$115,476	$21,128	$28,574

(1) Investments in non-affiliates at cost	$217,941	$115,974	$16,148	$21,663
Investments in affiliates at cost	6,794	2,283	103	8
Short term investments in non-affiliates held as collateral for loaned securities at cost	–	–	5,928	7,054

Total Investments at cost	$224,735	$118,257	$22,179	$28,725

(2) Includes securities on loan with a value of	$ –	$ –	$ 5,779	$ 6,886

See Notes to Financial Statements.

68

	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund
NET ASSETS:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$357,218	$187,784	$29,770	$38,595

Undistributed Net Investment Income	555	1,196	200	18

Accumulated Net Realized Loss on Investments and Futures	(132,472)	(70,622)	(13,719)	(16,909)

Net Unrealized Appreciation/Depreciation on Investments and Futures	(9,934)	(2,882)	4,877	6,870

Total Net Assets	$215,367	$115,476	$21,128	$28,574

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$187,521,685	$72,668,932	$20,853,502	$9,476,878

Class I shares outstanding	15,272,924	6,100,481	2,058,368	892,964

Net Asset Value, Offering and Redemption Price Per Share	$12.28	$11.91	$10.13	$10.61

Net assets applicable to Class A	$27,667,264	$39,940,691	$274,521	$18,958,803

Class A shares outstanding	2,263,080	3,399,390	27,207	1,808,458

Net Asset Value and Redemption Price Per Share	$12.23	$11.75	$10.09	$10.48

Maximum Offering Price Per Share(3)	$12.94	$12.43	$10.68	$11.09

Maximum Sales Charge Share	5.50%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$178,051	$2,866,716	N/A	$137,964

Class C shares outstanding	14,783	252,158	N/A	13,013

Net Asset Value and Offering Price Per Share	$12.04	$11.37	N/A	$10.60

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

69

PNC Equity Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Core Fund
ASSETS
Investments in non-affiliates at value	$38,508	$113,897	$184,204
Investments in affiliates at value	300	662	2,990
Short term investments in non-affiliates held as collateral for loaned securities at value	13,572	15,248	73,437

Total Investments at value(1)(2)	52,380	129,807	260,631

Initial margin held by broker for open futures contracts	–	59	180
Receivable for investments sold	–	–	5,238
Receivable for shares of beneficial interest sold	18	18	49
Dividends and interest receivable	49	288	42
Securities lending income receivable	2	1	42
Prepaid expenses	17	16	12

Total Assets	52,466	130,189	266,194

LIABILITIES
Payable for collateral for loaned securities	13,572	15,248	73,437
Payable for shares of beneficial interest redeemed	91	219	280
Payable for investment securities purchased	–	–	1,522
Future variation margin payable	–	4	16
Investment advisory fees payable	23	12	159
12b-1 fees payable
Class A	13	1	1
Class C	1	1	–
Shareholder servicing fees payable
Class A	4	4	–
Administration fees payable	2	6	9
Custody fees payable	2	–	6
Transfer agent fees payable	28	12	17
Trustee fees payable	2	4	6
Other liabilities	23	23	34

Total Liabilities	13,761	15,534	75,487

TOTAL NET ASSETS	$38,705	$114,655	$190,707

(1) Investments in non-affiliates at cost	$31,347	$ 84,444	$157,108
Investments in affiliates at cost	300	662	2,990
Short term investments in non-affiliates held as collateral for loaned securities at cost	13,572	15,248	73,437

Total Investments at cost	$45,219	$100,354	$233,535

(2) Includes securities on loan with a value of	$13,250	$ 14,871	$ 71,499

See Notes to Financial Statements.

70

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Core Fund
NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$99,258	$100,493	$198,494
Undistributed (Accumulated) Net Investment Income (Loss)	419	338	(234)
Accumulated Net Realized Loss on Investments and Futures	(68,133)	(15,637)	(34,962)
Net Unrealized Appreciation on Investments and Futures	7,161	29,461	27,409

Total Net Assets	$38,705	$114,655	$190,707

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$18,429,835	$92,436,079	$187,777,327

Class I shares outstanding	1,499,696	9,836,753	17,190,018

Net Asset Value, Offering and Redemption Price Per Share	$12.29	$9.40	$10.92

Net assets applicable to Class A	$18,730,085	$20,551,623	$2,398,250

Class A shares outstanding	1,654,280	2,196,220	223,114

Net Asset Value and Redemption Price Per Share	$11.32	$9.36	$10.75

Maximum Offering Price Per Share(3)	$11.98	$9.60	$11.38

Maximum Sales Charge Share	5.50%	2.50%	5.50%

Net assets applicable to Class C	$1,545,469	$1,667,751	$531,433

Class C shares outstanding	152,674	179,357	51,815

Net Asset Value and Offering Price Per Share	$10.12	$9.30	$10.26

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

71

PNC Equity Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2010 (Unaudited)

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund
Investment Income:
Dividends from unaffiliated holdings	$539	$ 2,287	$ 165
Interest	615	–	–
Income from affiliated funds(1)	1	3	5
Security lending income from non-affiliated investments	18	186	1
Less: foreign taxes withheld	(3)	(139)	–

Total Investment Income	1,170	2,337	171

Expenses:
Investment advisory fees	348	1,704	68
Administration fees	27	108	6
12b-1 fees:
Class A	3	3	1
Class C	4	2	1
Shareholder servicing fees:
Class A	17	14	4
Class C	2	1	–
Transfer agent fees	32	55	13
Custodian fees	19	145	4
Professional fees	8	24	4
Pricing service fees	24	26	2
Printing and shareholder reports	5	19	2
Registration and filing fees	18	13	14
Trustees’ fees	2	11	–
Miscellaneous	9	22	2

Total Expenses	518	2,147	121

Less:
Waiver of investment advisory fees(1)	(10)	–	(30)

Net Expenses	508	2,147	91

Net Investment Income (Loss)	662	190	80

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	1,906	7,039	353
Net realized gain (loss) on futures	(58)	(721)	–
Net realized gain (loss) on foreign currency transactions	31	(236)	–
Net change in unrealized appreciation/depreciation on investments	5,148	44,622	1,595
Net change in unrealized appreciation/depreciation on futures	67	1,275	–
Net change in unrealized appreciation/depreciation on foreign currency translation	–	55	–

Net Gain on Investments	7,094	52,034	1,948

Net Increase in Net Assets Resulting from Operations	$7,756	$52,224	$2,028

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

72

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund
$837	$2,654	$1,028	$132	$ 142
–	–	–	–	–
–	1	1	6	–
6	5	7	4	5
(4)	–	–	–	(1)

839	2,660	1,036	142	146

392	856	446	94	133
28	60	32	6	8

4	7	11	–	3
1	1	12	–	–

19	35	54	–	22
–	–	4	–	–
69	83	73	2	82
8	10	6	2	3
9	16	10	4	6
1	1	1	3	2
6	12	6	1	1
16	20	20	13	16
3	7	4	1	1
15	21	16	1	6

571	1,129	695	127	283

(35)	–	–	(37)	(133)

536	1,129	695	90	150

303	1,531	341	52	(4)

3,926	(3,049)	6,254	814	951
115	–	–	–	–
–	–	–	–	–
9,288	15,294	4,504	1,823	3,419
(42)	–	–	–	–

–	–	–	–	–

13,287	12,245	10,758	2,637	4,370

$13,590	$13,776	$11,099	$2,689	$4,366

See Notes to Financial Statements.

73

PNC Equity Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2010 (Unaudited)

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Core Fund
Investment Income:
Dividends from unaffiliated holdings	$430	$1,191	$636
Dividends from affiliated holdings(1)	–	11	–
Income from affiliated funds(1)	1	4	2
Security lending income from non-affiliated investments	12	8	209

Total Investment Income	443	1,214	847

Expenses:
Investment advisory fees	188	68	903
Administration fees	11	30	48
12b-1 fees:
Class A	4	–	1
Class C	6	6	2
Shareholder servicing fees:
Class A	23	25	3
Class C	2	2	1
Transfer agent fees	54	22	38
Custodian fees	4	14	11
Professional fees	5	10	15
Pricing service fees	3	11	1
Printing and shareholder reports	2	6	10
Registration and filing fees	17	16	23
Trustees’ fees	1	3	6
Miscellaneous	10	12	16

Total Expenses	330	225	1,078

Less:
Waiver of investment advisory fees(1)	(60)	–	–

Net Expenses	270	225	1,078

Net Investment Income (Loss)	173	989	(231)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on unaffiliated investments sold	1,257	399	5,391
Net realized loss on affiliated investments sold(1)	–	(78)	–
Net realized gain (loss) on futures	–	81	(85)
Net change in unrealized appreciation/depreciation on investments	2,925	8,373	12,778
Net change in unrealized appreciation/depreciation on futures	–	37	367

Net Gain on Investments	4,182	8,812	18,451

Net Increase in Net Assets Resulting from Operations	$4,355	$9,801	$18,220

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

74

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PNC Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Balanced Allocation Fund		International Equity Fund
	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010
Investment Activities:
Net investment income	$ 662	$ 2,271	$ 190	$ 3,435
Net realized gain (loss) on investments sold, futures and foreign currency transactions	1,879	11,676	6,082	7,991
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	5,215	5,150	45,952	14,217
Net increase in net assets resulting from operations	7,756	19,097	52,224	25,643
Dividends to Shareholders
Dividends from net investment income:
Class I	(610)	(2,324)	–	(293)
Class A	(74)	(202)	–	–
Class C	(1)	(11)	–	–
Total dividends	(685)	(2,537)	–	(293)
Share Transactions:
Proceeds from shares issued:
Class I	3,896	16,391	5,978	34,638
Class A	91	461	82	281
Class C	19	61	67	39
Proceeds from Merger Shares:(1)
Class I	–	–	–	113,906
Class A	–	–	–	1,115
Class C	–	–	–	103
Reinvestment of dividends and distributions:
Class I	586	2,258	–	143
Class A	71	195	–	–
Class C	1	11	–	–
Total proceeds from shares issued and reinvested	4,664	19,377	6,127	150,225
Value of shares redeemed:
Class I	(17,912)	(89,708)	(36,902)	(99,409)
Class A	(1,647)	(2,411)	(1,207)	(2,227)
Class C	(122)	(146)	(73)	(118)
Total value of shares redeemed	(19,681)	(92,265)	(38,182)	(101,754)
Increase (decrease) in net assets from share transactions	(15,017)	(72,888)	(32,055)	48,471
Total increase (decrease) in net assets	(7,946)	(56,328)	20,169	73,821
Net Assets:
Beginning of period	96,627	152,955	322,430	248,609
End of period*	$ 88,681	$ 96,627	$ 342,599	$ 322,430

*Including undistributed net investment income	$ 150	$ 173	$ 2,932	$ 2,742

(1)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

76

Large Cap Core Equity Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Value Fund

For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010
$ 80	$ 154	$ 303	$ 549	$ 1,531	$ 4,445	$ 341	$ 858

353	3,756	4,041	18,579	(3,049)	24,994	6,254	20,871

1,595	(176)	9,246	5,383	15,294	7,593	4,504	13,000
2,028	3,734	13,590	24,511	13,776	37,032	11,099	34,729

(55)	(332)	–	(471)	(1,470)	(4,497)	–	(170)
(8)	(10)	–	(23)	(165)	(440)	–	–
–	–	–	–	–	(2)	–	–
(63)	(342)	–	(494)	(1,635)	(4,939)	–	(170)
3,505	4,749	1,082	14,520	7,763	36,065	5,405	19,129
43	136	82	299	149	915	2,925	12,307
6	1	7	5	2	12	46	172
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

41	303	–	322	905	2,831	–	112
8	10	–	21	151	405	–	–
–	–	–	–	–	2	–	–
3,603	5,199	1,171	15,167	8,970	40,230	8,376	31,720
(2,239)	(115,901)	(21,273)	(118,567)	(42,006)	(150,789)	(14,087)	(64,285)
(390)	(625)	(1,643)	(2,488)	(2,882)	(5,759)	(15,282)	(21,029)
(9)	(25)	(25)	(28)	(55)	(82)	(1,270)	(1,535)
(2,638)	(116,551)	(22,941)	(121,083)	(44,943)	(156,630)	(30,639)	(86,849)
965	(111,352)	(21,770)	(105,916)	(35,973)	(116,400)	(22,263)	(55,129)
2,930	(107,960)	(8,180)	(81,899)	(23,832)	(84,307)	(11,164)	(20,570)
17,480	125,440	111,600	193,499	239,199	323,506	126,640	147,210
$ 20,410	$ 17,480	$ 103,420	$ 111,600	$ 215,367	$239,199	$ 115,476	$ 126,640

$ 34	$ 17	$ 645	$ 342	$ 555	$659	$ 1,196	$ 855

See Notes to Financial Statements.

77

PNC Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010
Investment Activities:
Net investment income (loss)	$ 52	$ 157	$ (4)	$ 39
Net realized gain (loss) on investments sold and futures	814	3,660	951	3,089
Net change in unrealized appreciation/depreciation on investments and futures	1,823	2,207	3,419	1,748
Net increase in net assets resulting from operations	2,689	6,024	4,366	4,876
Dividends to Shareholders:
Dividends from net investment income:
Class I	–	(433)	–	–
Class A	–	(3)	–	–
Class C	–	–	–	–
Total dividends	–	(436)	–	–
Share Transactions:
Proceeds from shares issued:
Class I	11	1,900	511	233
Class A	3	27	54	173
Class C	–	–	–	3
Proceeds from Mergers:(1)
Class I	–	–	–	15,630
Class A	–	–	–	16,917
Class C	–	–	–	129
Reinvestment of dividends and distributions:
Class I	–	433	–	–
Class A	–	3	–	–
Class C	–	–	–	–
Total proceeds from shares issued and reinvested	14	2,363	565	33,085
Value of shares redeemed:
Class I	(9)	(12,193)	(2,491)	(13,456)
Class A	(37)	(54)	(1,478)	(1,907)
Class C	–	–	(6)	(25)
Total value of shares redeemed	(46)	(12,247)	(3,975)	(15,388)
Increase (decrease) in net assets from share transactions	(32)	(9,884)	(3,410)	17,697
Total increase (decrease) in net assets	2,657	(4,296)	956	22,573
Net Assets:
Beginning of period	18,471	22,767	27,618	5,045
End of period*	$ 21,128	$ 18,471	$ 28,574	$ 27,618

*Including undistributed (distributions in excess of) net investment income	$ 200	$ 148	$ 18	$ 22

(1)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

78

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Core Fund
For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010

$ 173	$ 190	$ 989	$ 1,897	$ (231)	$ (480)

1,257	1,234	402	(1,312)	5,306	18,151

2,925	10,681	8,410	21,675	13,145	28,592

4,355	12,105	9,801	22,260	18,220	46,263

–	–	(801)	(1,608)	–	–
–	–	(148)	(282)	–	–
–	–	(7)	(11)	–	–

–	–	(956)	(1,901)	–	–

1,487	3,965	12,197	14,366	7,775	30,031
1,525	847	1,243	3,713	139	218
15	28	58	437	4	117

–	–	–	–	–	29,192
–	–	–	–	–	482
–	–	–	–	–	166

–	–	710	1,417	–	–
–	–	142	271	–	–
–	–	6	11	–	–

3,027	4,840	14,356	20,215	7,918	60,206

(4,643)	(20,259)	(15,660)	(32,044)	(20,819)	(64,887)
(3,661)	(5,534)	(1,633)	(5,569)	(173)	(500)
(226)	(566)	(78)	(234)	(188)	(331)

(8,530)	(26,359)	(17,371)	(37,847)	(21,180)	(65,718)

(5,503)	(21,519)	(3,015)	(17,632)	(13,262)	(5,512)

(1,148)	(9,414)	5,830	2,727	4,958	40,751

39,853	49,267	108,825	106,098	185,749	144,998

$38,705	$ 39,853	$114,655	$108,825	$190,707	$185,749

$ 419	$ 246	$ 338	$ 305	$ (234)	$ (3)

See Notes to Financial Statements.

79

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

1. Fund Organization

PNC Funds (the “Trust”), formerly known as Allegiant Funds, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on January 28, 1986. As of November 30, 2010, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity Funds, as defined below, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective February 8, 2010, each investment portfolio of the Trust was renamed as a PNC investment portfolio.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

IntermediateTax Exempt Bond Fund, MarylandTax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income Funds, Tax Exempt Bond Funds and Money Market Funds are not presented herein, but are presented separately.

Fund Reorganizations

At the close of business on July 24, 2009, the Allegiant Small Cap Growth and the Allegiant Multi-Factor Mid Cap Growth Funds (the “Merging Funds”) merged into the Allegiant Multi-Factor Small Cap Growth Fund (the “Successor Fund”). The net assets of the Merging Funds were transferred at fair value in a tax-free exchange to the Successor Fund. With this transfer, a shareholder of the Merging Funds’ Class I, Class A, and Class C Shares automatically became a shareholder of the same Class of the Successor Fund.

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The table below summarizes the asset transfers and conversion ratios for each exchange.

Merging Funds	Shares Redeemed	Net Assets on 07/24/09 (000)	Unrealized Appreciation (Depreciation) (000)	Accumulated Net Realized Gains (000)	Share Conversion Ratio	Successor Fund	Shares Issued	Net Assets on 07/24/09 (000)*

Allegiant Multi-Factor Mid Cap Growth Fund						Allegiant Multi-Factor Small Cap Growth Fund
Class I	265,082	$ 1,521	$ 20,365	$210	0.72738	Class I	192,815	N/A
Class A	1,498,826	8,231	(20,070)	412	0.70197	Class A	1,052,127	N/A
Class C	10,919	48	(11)	2	0.55577	Class C	6,068	N/A

Allegiant Multi-Factor Mid Cap Growth Fund Total		$ 9,800	$ 284	$624

Allegiant Small Cap Growth Fund						Allegiant Multi-Factor Small Cap Growth Fund
Class I	1,918,529	$14,109	$ 2,478	$134	0.93227	Class I	1,788,586	$21,114
Class A	1,217,760	8,686	(965)	84	0.91170	Class A	1,110,232	16,957
Class C	12,297	81	(85)	1	0.82503	Class C	10,145	130

Allegiant Small Cap Growth Fund Total		$22,876	$ 1,428	$219		Allegiant Multi-Factor Small Cap Growth Fund Total		$38,201

*	Amounts reflect net assets of Successor Fund subsequent to merger.

At a special meeting of shareholders held on December 15, 2009, the shareholders of each of the portfolios listed below of PNC Funds, Inc. (the “Acquired Funds”), approved an Agreement and Plan of Reorganization (“Reorganization”) whereby the Acquired Funds were reorganized into corresponding portfolios of the Trust (the “Acquiring Funds”). On February 1, 2010, the Acquired Funds listed below were reorganized into existing Acquiring Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding Acquired Fund. The net assets of the Acquired Funds were transferred at fair value in a tax-free exchange to the Acquiring Funds after the close of business on January 29, 2010. With this transfer, a shareholder of the Acquired Funds’ Class I, Class A and Class C Shares automatically became a shareholder of the same Class of the corresponding Acquiring Funds.

Acquiring Funds	Acquired Funds
Allegiant International Equity Fund	PNC International Equity Fund
Allegiant Small Cap Core Fund	PNC Capital Opportunities Fund

81

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

The table below summarizes the asset transfers and conversion ratios for each exchange.

Acquired Funds	Shares Redeemed	Net Assets on 01/31/10 (000)	Unrealized Appreciation (Depreciation) (000)	Accumulated Net Realized Gains (000)	Share Conversion Ratio	Acquiring Funds	Shares Issued	Net Assets on 01/31/10 (000)*

PNC International Equity Fund						Allegiant International Equity Fund
Class I	11,727,355	$113,906	$6,750	$27,086	0.74922	Class I	8,786,394	$388,179
Class A	117,121	1,115	(230)	259	0.74039	Class A	86,715	12,006
Class C	11,065	103	165	24	0.74407	Class C	8,233	367

PNC International Equity Fund Total		$115,124	$6,685	$27,369		Allegiant International Equity Fund Total		$400,552

PNC Capital Opportunities Fund						Allegiant Small Cap Core Fund
Class I	4,167,139	$ 29,192	$ 202	$ 5,184	0.78167	Class I	3,257,320	$182,125
Class A	72,235	482	(193)	84	0.75537	Class A	54,564	2,122
Class C	26,160	166	50	18	0.74673	Class C	19,535	804

PNC Capital Opportunities Fund Total		$ 29,840	$ 59	$ 5,286		Allegiant Small Cap Core Fund Total		$185,051

*	Amounts reflect net assets of Acquiring Funds subsequent to merger.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Equity Funds.

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at their bid prices. The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Non-mutual fund short-term investments held as collateral for loaned securities are valued at amortized cost.

82

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets (where the security is principally traded) close and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

Futures contracts which are valued at their daily closing price.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models from inputs observed on actively quoted markets; or, observable correlated market inputs.

83

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlation in relation to the intraday trading in the U.S. markets for investments such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair valuation of investments.

Equity Securities – inputs rendered stale due to infrequency.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements. The Funds did not have any significant transfers between Level 1 and Level 2 during the six months ended November 30, 2010.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2010 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the expected lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income of the Balanced Allocation, Large Cap Core Equity, Large Cap Value and S&P 500 Index Funds, if any, are declared and paid quarterly. Dividends from net investment income of the International Equity, Large Cap Growth, Mid Cap Value, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value and Small Cap Core Funds, if any, are declared and paid annually. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

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Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Balanced Allocation and International Equity Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

When-Issued and Delayed Delivery Transactions

The Balanced Allocation Fund may purchase or sell securities on a when-issued or delayed delivery basis for the purpose of enhancing its yield. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Fund may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2010 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six months ended November 30, 2010 are included in the respective Fund’s Statement of Operations.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region. Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit

85

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Details of futures contracts open as of November 30, 2010 are included in the respective Fund’s Schedule of Investments.

During the six months ended November 30, 2010, the futures transactions executed by the Equity Funds were as follows:

	Notional Cost of Contracts May 31, 2010 (000)	Contracts Opened (000)	Contracts Closed (000)	Notional Cost of Contracts November 30, 2010 (000)
Balanced Allocation Fund	$ 661	$ 911	$ (1,261)	$ 311
International Equity Fund	9,261	18,672	(19,118)	8,815
Large Cap Growth Fund	2,145	9,753	(10,708)	1,190
S&P 500 Index Fund	2,152	11,640	(13,033)	759
Small Cap Core Fund	2,698	5,195	(5,300)	2,593

Foreign Equity Certificates

The Balanced Allocation and International Equity Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes. When doing so, the Funds purchase the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PCA”), its affiliate, to form PNC Capital Advisors, LLC (“PNC Capital”) (the “Merger”). Allegiant became an affiliate of PCA upon the acquisition of its parent company, National City Corporation (“NCC”), by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PCA to form PNC Capital. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant and references concerning matters after September 29, 2009 refer to PNC Capital.

Investment Advisory and Sub-Advisory Fees

Fees paid by the Equity Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of the International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the next $75 million of assets managed and 0.50% of assets managed in excess of $200 million. GE Asset Management, Inc. (“GEAM”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of the International Equity Fund. For its services, GEAM is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to GEAM as follows: 0.55% of the first $50 million of assets managed, 0.50% of assets managed between $50 million and $100 million, 0.45% of assets managed between $100 million and $150 million and 0.40% of assets managed in excess of $150 million. The Adviser may, from time to time, waive any portion of its fees or reimburse expenses of the Funds. Such waivers and expense reimbursements may be voluntary or contractual. Voluntary waivers may be changed or discontinued at any time. Effective October 1, 2010, the Adviser contractually agreed to waive fees and reimburse expenses in order to limit the expense ratios of Class I, Class A and Class C Shares of certain Funds at no higher than the following expense ratios:

86

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
Balanced Allocation Fund	1.00%	1.29%	2.00%
Large Cap Core Equity Fund	0.94%	1.22%	1.94%
Large Cap Growth Fund	0.98%	1.28%	1.98%
Multi-Factor Small Cap Core Fund	0.95%	1.23%	N/A
Multi-Factor Small Cap Growth Fund	0.95%	1.23%	1.95%
Multi-Factor Small Cap Value Fund	1.25%	1.54%	2.25%

Prior to October 1, 2010, the Adviser voluntarily agreed to waive fees and reimburse expenses in order to limit the expense ratios with the exception of the Balanced Allocation Fund. Effective October 1, 2010, an expense limitation agreement for the Funds listed in the table above was made contractual and will continue through September 30, 2011, at which time the Adviser will determine whether to renew, revise or discontinue the waivers. Additionally, each Fund above may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the Expense Limitation Agreement, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Fund’s or Class’ total annual net operating expenses to exceed the amounts set forth in the table above and provided further that no additional payments by the Fund will be made with respect to amounts previously waived or reimbursed by the Adviser before October 1, 2011 and more than 36 months after the date the Fund accrues a liability with respect to such amounts waived or reimbursed by the Adviser. The following tables list the contractual advisory fees and the waivers that were in effect during the period ended November 30, 2010.

Advisory Fee on Net Assets
Balanced Allocation Fund	0.75%
International Equity Fund	1.00%
Mid Cap Value Fund	0.75%

		Advisory Fee on Net Assets
	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Fee Waiver
Large Cap Core Equity Fund	0.75%	0.70%	0.65%	0.33%
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.07%
Large Cap Value Fund	0.75%	0.70%	0.65%	–

		Advisory Fee on Net Assets
	First $500 Million	Next $500 Million	$1 Billion and Over	Fee Waiver
Multi-Factor Small Cap Core Fund	1.00%	0.95%	0.90%	0.40%
Multi-Factor Small Cap Growth Fund	1.00%	0.95%	0.90%	1.00%
Multi-Factor Small Cap Value Fund	1.00%	0.95%	0.90%	0.32%
Small Cap Core Fund	1.00%	0.95%	0.90%	–

		Advisory Fee on Net Assets
	First $50 Million	Next $100 Million	$150 Million and Over
S&P 500 Index Fund	0.15%	0.10%	0.075%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A and Class C Shares of the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A and Class C Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

87

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30 , 2010 (Unaudited)

Custodian Fees

On July 1, 2010, PNC Group sold the outstanding stock of PNC Global Investment Servicing (US) Inc. (“PNC Global”) to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). PFPC Trust Co. will change its name to BNY Mellon Investment Servicing Trust Company on or about July 1, 2011. PFPC Trust Co., an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the PNC Advantage Funds (“Advantage”), another registered investment company managed by the Adviser. The Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s relative average daily net assets. PFPC Trust Co. also receives other transaction-based charges and is reimbursed for out-of-pocket expenses. One of the officers of BNY Mellon is Assistant Treasurer of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC, the principal underwriter (the “Underwriter”), are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. Effective October 1, 2010, the Board approved a contractual commitment whereby reimbursements under the Funds’ distribution plans for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment continues through September 30, 2011, at which time the Board will determine whether to renew, revise or discontinue it. The Trust also has adopted separate compensation plans under Rule 12b-1 with respect to Class C Shares pursuant to which the Funds compensate the Underwriter for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. For the six months ended November 30, 2010 the 12b-1 fee accrual rates were as shown below:

		Annual Rate
	Class A		Class C
Balanced Allocation Fund	0.040%		0.75%
International Equity Fund	0.050%		0.75%
Large Cap Core Equity Fund*	0.030%		0.75%
Large Cap Growth Fund	0.050%		0.75%
Large Cap Value Fund	0.050%		0.75%
Mid Cap Value Fund	0.050%		0.75%
Multi-Factor Small Cap Core Fund*	0.030%		0.75%
Multi-Factor Small Cap Growth Fund	0.030%		0.75%
Multi-Factor Small Cap Value Fund*	0.040%		0.75%
S&P 500 Index Fund	0.005%		0.75%
Small Cap Core Fund	0.050%		0.75%

*	Prior to October 1, 2010 the 12b-1 fee accrual rates for the Large Cap Core Equity Fund, Multi-Factor Small Cap Core Fund and Multi-Factor Small Cap Value Fund were 0.050%, 0.040% and 0.050%, respectively.

Trustees’ Fees

Each Trustee receives an annual fee of $45,000 plus $3,000 for each combined board meeting of the Trust and Advantage attended in person, and such amount, up to a maximum of $2,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Co-Chairmen of the Board each receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

88

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2010, approximately 0.0209% was allocated to BNY Mellon and 0.0291% was allocated to the Adviser in aggregate. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2010, BNY Mellon received $1,035,065 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Equity Funds paid $484,407 to BNY Mellon.

Affiliated Holdings

The common stock of The PNC Financial Services Group, the indirect parent company of the Adviser, is included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stock of The PNC Financial Services Group in approximately the same proportion as the percentage The PNC Financial Services Group common stock represents in the S&P 500® Index. Dividends received from such investments are reported as “Dividends from affiliated holdings” in the Statements of Operations. Gains and/or losses from the sale of such investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statement of Operations.

Affiliated Funds

Pursuant to SEC rules, the Equity Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the Money Market Funds offered by theTrust, Advantage and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliated funds” in the Statements of Operations.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the six months ended November 30, 2010 are shown in the table below.

	PNC Advantage Institutional Money Market Fund (000)	Institutional Money Market Trust* (000)
Balanced Allocation Fund	$(1,809)	$ 108
International Equity Fund	(2,660)	(4,599)
Large Cap Core Equity Fund	145	–
Large Cap Growth Fund	(1,207)	–
Large Cap Value Fund	(682)	–
Mid Cap Value Fund	(610)	–
Multi-Factor Small Cap Core Fund	(1,024)	–
Multi-Factor Small Cap Growth Fund	(336)	–
Multi-Factor Small Cap Value Fund	157	–
S&P 500 Index Fund	(1,207)	–
Small Cap Core Fund	(2,857)	–

*Advised	by BlackRock, Inc.

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

89

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

Details of affiliated holdings at November 30, 2010 are included in the respective Fund’s Schedule of Investments.

4. Investments

During the six months ended November 30, 2010, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations, were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$24,656	$ 37,871
International Equity Fund	51,955	80,585
Large Cap Core Equity Fund	7,347	6,367
Large Cap Growth Fund	38,245	57,625
Large Cap Value Fund	70,681	105,860
Mid Cap Value Fund	15,475	37,504
Multi-Factor Small Cap Core Fund	8,142	8,097
Multi-Factor Small Cap Growth Fund	11,503	13,867
Multi-Factor Small Cap Value Fund	15,590	21,004
S&P 500 Index Fund	18,420	19,971
Small Cap Core Fund	20,811	34,697

During the six months ended November 30, 2010, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$5,961	$9,435

5. Federal Income Taxes

Each of the Equity Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current six months ended November 30, 2010 and for all open tax years (years ended May 31, 2008 through May 31, 2010) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in Passive Foreign Investment Companies (“PFICs”), wash sales, paydowns, foreign currency translation and dividends deemed paid upon shareholder redemption of fund shares. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Equity Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the year ended May 31, 2010:

90

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Balanced Allocation Fund	$ (3)	$ 1,092	$(1,089)
International Equity Fund	(567)	(37,127)	37,694
Large Cap Core Equity Fund	–*	–	–*
Large Cap Growth Fund	–*	7,431	(7,431)
Large Cap Value Fund	–	1,915	(1,915)
Multi-Factor Small Cap Core Fund	(8)	8	–
Multi-Factor Small Cap Growth Fund	(16)	(19,319)	19,335
Multi-Factor Small Cap Value Fund	57	(56)	(1)
S&P 500 Index Fund	–	–	–
Small Cap Core Fund	481	(9,060)	8,579
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains.

At May 31, 2010, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2011	2012	2015	2016	2017	2018	Total
Balanced Allocation Fund(1)	$–	$–	$–	$–	$13,341	$4,116	$17,457
International Equity Fund(2)(4)	41,547	–	–	–	44,451	13,237	99,235
Large Cap Core Equity Fund(5)	–	–	–	12,984	–	27,880	40,864
Large Cap Growth Fund(1)(5)	–	–	–	33,653	–	45,331	78,984
Large Cap Value Fund(1)	–	–	–	–	84,196	44,150	128,346
Mid Cap Value Fund	–	–	–	10,365	42,477	20,694	73,536
Multi-Factor Small Cap Core Fund	–	–	32	1,691	8,865	3,852	14,440
Multi-Factor Small Cap Growth Fund(1)(3)(4)(6)	–	6,907	233	97	10,653	–	17,890
Multi-Factor Small Cap Value Fund	–	–	–	5,646	39,173	24,328	69,147
S&P 500 Index Fund	–	–	–	–	2,929	5,553	8,482
Small Cap Core Fund(2)(4)	–	–	–	–	37,079	2,945	40,024

(1)

Capital loss carryforwards in the amount of (in thousands) $1,089, $7,430, $1,915, and $105,311, for the Balanced Allocation Fund, Large Cap Growth Fund, Large Cap Value Fund, and Multi-Factor Small Cap Growth Fund, respectively, expired unused during the year ended May 31, 2010.

(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.

(3)

The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth and Allegiant Small Cap Growth Funds on July 24, 2009.

(4)

Capital loss carryforwards in the amount of (in thousands) $14,355, $7,325, and $954 for the International Equity Fund, Multi-Factor Small Cap Growth Fund, and Small Cap Core Fund, respectively, were written off due to limitations from the respective Funds’ mergers.

(5)	The Funds were subject to limitations not related to the respective Funds’ mergers.

(6)	During the year ended May 31, 2010, capital loss carry forwards of (in thousands) $ 1,588 were utilized to offset capital gains.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Equity Funds.

91

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

	Class I		Class A		Class C
	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10
Balanced Allocation Fund
Shares issued	416	1,828	10	52	2	7
Shares exchanged	–	–	–	–	–	–
Shares reinvested	65	258	8	22	–	1
Shares redeemed	(1,918)	(9,786)	(174)	(267)	(13)	(16)
Net decrease	(1,437)	(7,700)	(156)	(193)	(11)	(8)

International Equity Fund
Shares issued	449	2,763	6	22	5	3
Shares from merger	–	8,786	–	87	–	8
Shares exchanged	–	–	–	–	–	–
Share reinvested	–	11	–	–	–	–
Shares redeemed	(2,814)	(7,668)	(88)	(173)	(6)	(10)
Net increase (decrease)	(2,365)	3,892	(82)	(64)	(1)	1

Large Cap Core Equity Fund
Shares issued	386	563	5	17	1	–
Shares exchanged	–	–	–	–	–	–
Shares reinvested	5	41	1	1	–	–
Shares redeemed	(257)	(15,690)	(44)	(78)	(1)	(3)
Net increase (decrease)	134	(15,086)	(38)	(60)	–	(3)

Large Cap Growth Fund
Shares issued	78	1,106	6	23	1	–
Shares exchanged	–	–	–	–	–	–
Shares reinvested	–	26	–	2	–	–
Shares redeemed	(1,537)	(9,374)	(118)	(191)	(2)	(2)
Net decrease	(1,459)	(8,242)	(112)	(166)	(1)	(2)

Large Cap Value Fund
Shares issued	662	3,045	13	78	–	1
Shares exchanged	–	–	–	–	–	–
Shares reinvested	80	243	13	34	–	–
Shares redeemed	(3,563)	(12,506)	(243)	(483)	(5)	(7)
Net decrease	(2,821)	(9,218)	(217)	(371)	(5)	(6)

Mid Cap Value Fund
Shares issued	473	1,887	264	1,216	5	18
Shares exchanged	–	–	–	–	–	–
Shares reinvested	–	11	–	–	–	(149)
Shares redeemed	(1,255)	(6,129)	(1,412)	(2,085)	(118,648)	–
Net decrease	(782)	(4,231)	(1,148)	(869)	(118,643)	(131)

Multi-Factor Small Cap Core Fund
Shares issued	1	266	–	3	–	–
Shares exchanged	–	–	–	–	–	–
Shares reinvested	–	53	–	–	–	–
Shares redeemed	(1)	(1,464)	(4)	(7)	–	–
Net decrease	–	(1,145)	(4)	(4)	–	–

92

	Class I		Class A		Class C
	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10	Six Months Ended 11/30/10	Year Ended 5/31/10
Multi-Factor Small Cap Growth Fund
Shares issued	58	28	6	21	–	1
Shares from merger	–	1,981	–	2,162	–	16
Shares exchanged	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(275)	(1,594)	(157)	(228)	(1)	(3)
Net increase (decrease)	(217)	415	(151)	1,955	(1)	14

Multi-Factor Small Cap Value Fund
Shares issued	132	407	145	91	2	3
Shares exchanged	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(424)	(2,015)	(355)	(595)	(25)	(67)
Net decrease	(292)	(1,608)	(210)	(504)	(23)	(64)

S&P 500 Index Fund
Shares issued	1,396	1,674	139	434	7	50
Shares exchanged	–	–	–	–	–	–
Shares reinvested	83	168	17	32	1	1
Shares redeemed	(1,775)	(3,687)	(188)	(650)	(9)	(27)
Net increase (decrease)	(296)	(1,845)	(32)	(184)	(1)	24

Small Cap Core Fund
Shares issued	781	3,432	14	23	–	14
Shares from merger	–	3,257	–	55	–	20
Shares exchanged	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(2,115)	(7,167)	(17)	(54)	(20)	(36)
Net increase (decrease)	(1,334)	(478)	(3)	24	(20)	(2)

Large Capital Stock Redemptions

On June 25, 2009, an affiliated shareholder placed a Capital Stock Redemption within the Class I Shares of the Large Cap Core Equity Fund totaling $107,671,775, which represented 85.67% of the Fund’s total net assets on that date.

7. Market and Credit Risk

Some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Equity Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A”), as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser,

93

PNC Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Schedules of Investments.

8. Securities Lending

To generate additional income, the Equity Funds may lend their securities pursuant to securities lending agreements (“Lending Agreements”). The Balanced Allocation and International Equity Funds may lend their international securities pursuant to lending agreements with PFPC Trust Co., the international securities lending agent, and other Equity Funds may lend their securities pursuant to securities lending agreements with Union Bank NA (“UB”), the domestic securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 101.5% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The domestic and international lending Funds receive 80% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by UB and PFPC Trust Co., respectively.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Recent Accounting Pronouncement

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued new guidance to improve disclosures about fair value measurement. The new guidance requires disclosures of significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. It also clarifies existing disclosures regarding the level of disaggregation and inputs and valuation techniques used to measure fair value for measurements that fall within Level 2 or Level 3 of the fair value hierarchy as well as the reasons for all transfers into and out of Level 3. This guidance is effective for fiscal years beginning after December 15, 2009. The Funds have adopted this accounting guidance and it did not have a material impact on the amounts reported in the Funds’ financial statements. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the amounts reported in the Funds’ financial statements.

11. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board established a committee comprised of independent members of the Board that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and the Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment was allocated among the Funds as recommended by the committee and did not result in a material impact on net asset value of any Fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and had no further requests or comments at that time.

94

12. Subsequent Events

On December 16, 2010, a shareholder placed a Capital Stock Redemption within the Class I Shares of the Multi-Factor Small Cap Core Fund totalling $6,291,146. As of November 30, 2010, this amount represented 29.77% of the Fund’s total net assets.

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

95

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

Proxy Voting

A description of the policies and procedures that PNC Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how pnc Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

96

Investment Adviser

PNC Capital Advisors, LLC

Two Hopkins Plaza, 4th Floor

Baltimore, MD 21201

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Bolyston Street

Boston, MA 02199-3600

Custodian

PFPC Trust Co.

8100 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

PNC FUNDS

SA-002-1210

SEMI-ANNUAL REPORT

November 30, 2010
(Unaudited)

PNC Fixed Income Funds

PNC Tax Exempt
Bond Funds

PNC FUNDS

PNC FIXED INCOME AND

TAX EXEMPT BOND FUNDS

SEMI - ANNUAL REPORT

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

Tax Exempt Limited Maturity Bond Fund

OTHER PNC FUNDS

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Core Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Message from the Co-Chairmen	1
Message from the President	2
Summary of Portfolio Holdings	7
Explanation of Expense Tables	8
	Financial Highlights	Schedules of Investments
Bond Fund	10	23
Government Mortgage Fund	11	28
High Yield Bond Fund	12	30
Intermediate Bond Fund	13	33
Limited Maturity Bond Fund	14	39
Total Return Advantage Fund	15	44
Ultra Short Bond Fund	16	52
Intermediate Tax Exempt Bond Fund	17	57
Maryland Tax Exempt Bond Fund	18	60
Michigan Intermediate Municipal Bond Fund	19	63
Ohio Intermediate Tax Exempt Bond Fund	20	65
Pennsylvania Intermediate Municipal Bond Fund	21	68
Tax Exempt Limited Maturity Bond Fund	22	70
Investment Abbreviations and Definitions		74
Statements of Assets and Liabilities		76
Statements of Operations		84
Statements of Changes in Net Assets		88
Notes to Financial Statements		94
Proxy Voting and Quarterly Schedules of Investments

This material must be preceded or accompanied by a prospectus or summary prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Fixed Income and Tax Exempt Bond Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (PCA), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by Professional Funds Distributor LLC (PFD), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PCA and is not a bank.

©2011 The PNC Financial Services Group, Inc. All rights reserved.

PNC Fixed Income and Tax Exempt Bond Funds

MESSAGE FROM THE CO - CHAIRMEN

January 2011

Dear Shareholders:

We are pleased to provide you with important information about your investments in PNC Funds, as well as a review of financial markets and events shaping global markets. During the six months ended November 30, 2010, total assets of PNC Funds decreased from $9.1 to $8.0 billion, primarily as a result of shareholder outflows from money market funds.

The Board of Trustees recently elected John “Jack” G. Drosdick as a Trustee of PNC Funds. We are pleased to welcome Jack, whose business and leadership experience will be valuable to both the Board and the shareholders we serve.

We encourage investors who have questions about their investments to call Shareholder Services at (800) 622-FUND (3863) or visit pncfunds.com.

Thank you for investing with PNC Funds and best wishes for a happy and healthy new year.

Sincerely,

John R. Murphy	Robert D. Neary
Co-Chairman	Co-Chairman

PNC Fixed Income and Tax Exempt Bond Funds

MESSAGE FROM THE PRESIDENT

“...the labor market struggled to improve materially.”

Dear Shareholders:

We are pleased to present this semi-annual report for the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2010.

The six months ended November 30, 2010 were rewarding ones as PNC Capital Advisors, LLC and the PNC Fixed Income and Tax Exempt Bond Funds saw synergistic management, cost and other business benefits of the September 2009 merger of PNC Capital Advisors, Inc., investment adviser to PNC Funds, Inc., with its affiliate Allegiant Asset Management Company and the February 2010 reorganization of portfolios of PNC Funds, Inc. Highlights of the semi-annual period include the following.

•   Each of the PNC Fixed Income and Tax Exempt Bond Funds generated solid positive absolute gains during the semi-annual period. Six of the 13 PNC Fixed Income and Tax Exempt Bond Funds also outperformed their respective benchmark index and/or Lipper peer group for the six months ended November 30, 2010 and another six performed in line with their respective benchmark index and/or Lipper peer group* . Such absolute and relative performance is testament, we believe, to the portfolio managers’ consistent emphasis on both risk management and investment opportunity.

•   We continued to increasingly draw on the proven experience of several of the portfolio managers of PNC Capital Advisors, LLC. Effective December 3, 2010, Adam Mackey took over as sole portfolio manager of the PNC Tax Exempt Bond Funds.

•   We continue to believe that by offering the opportunity to diversify your investments among an array of taxable and tax-exempt fixed income, equity and money market mutual funds, PNC Capital Advisors, LLC may help you and your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets, especially given the somewhat roller-coaster nature of economic and market conditions during the six-month period.

Economic Review

U.S. economic growth decelerated during the six months ended November 30, 2010 compared to the first months of the calendar year, remaining positive but somewhat tepid. Real Gross Domestic Product (“GDP”) had grown 3.7% in the first quarter of 2010, but then increased a somewhat more modest 1.7% and 2.5% in the second and third quarters of 2010, respectively. According to the Survey of Professional Forecasters by the Federal Reserve Bank of Philadelphia, real GDP is expected to grow at an annualized rate of 2.2% in the fourth quarter of 2010. As the semi-annual period began in June 2010, nearly every housing market indicator had weakened, with the homebuyers’ tax credit having expired at the end of April 2010. Automobile sales downshifted by nearly 5% in June, and employment figures had virtually stalled. The manufacturing sector, however, continued to expand with the export sector still healthy despite the strength of the U.S. dollar compared to the euro.

During the third calendar quarter, economic data stabilized. Consumer spending rebounded as did private investment in equipment and software. Durable goods orders remained firm. Corporate earnings growth was positive, and corporate profits for U.S. companies rose to record levels

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010 * Past performance is no guarantee of future results during the third quarter of 2010, according to the Bureau of Economic Analysis. Production measures, such as industrial production, automotive sales and the Institute of Supply Management (ISM) Manufacturing Index, also indicated economic growth. Still, the labor market struggled to improve materially, with the unemployment rate seemingly stuck well above 9% and the level of claims for unemployment benefits remaining elevated. The housing market also remained stagnant. The Federal Reserve (the “Fed”) announced its decision in July to reinvest principal payments from the Fed mortgage portfolio in Treasury debt. The Fed reiterated the potential for further quantitative easing in its September statement when it noted that the “pace of the recovery is likely to be modest in the near term” and added that it was “prepared to provide additional accommodation if needed to support the economic recovery.” Economic data released in October indicated that consumer spending continued to grow, with reports of personal spending and retail sales exceeding expectations. In November, economic data in the U.S. continued to improve, with retail sales picking up and the labor market showing signs of firming. With the level of core inflation below its comfort zone and interest rates already near zero, the Fed finally announced in November, after much anticipation, a new large-scale asset purchase program. The Fed committed to purchase $600 billion of Treasury securities by the end of the second quarter of 2011. Along with the principal and interest reinvestment from its existing portfolio, the Fed will be purchasing approximately $100 billion of Treasury securities per month for eight months. Fed chairman Ben Bernanke described the intentions of the program as including lower interest rates and higher stock prices leading to increased consumer confidence and spending.

Fixed Income

Concerns about stalling economic growth, combined with mounting anticipation of government bond purchases by the Fed to expand the money supply and the hangover from the European debt crisis, overrode “bond bubble” fears and strong equity market performance to press interest rates and U.S. Treasury yields lower through September 2010. Indeed, the third calendar quarter was the third consecutive quarter the Treasury market rallied. Still, outperforming U.S. Treasuries were corporate bonds — both high yield and investment grade — which rallied with stocks, as paltry interest rates encouraged investors to reach for more yield. Commercial mortgage-backed securities also performed well. Municipal bonds benefited through the third calendar quarter both from the reach for yield and from expectations of higher tax rates, in spite of increased default worries triggered by headline-making state and local government financial woes. Through September, the most notable lagging U.S. fixed income sector was agency mortgage-backed securities. Record low interest rates spurred a wave of home mortgage refinancing, which detracted from the performance of these mortgage-backed securities. Anticipation of the impact of the Fed’s quantitative easing and speculation about the possible lowering of refinancing standards by Fannie Mae and Freddie Mac also had a negative impact on mortgage-backed securities. (It should be noted that while many investors migrated from money market funds to longer-duration assets via short- to intermediate-term taxable and tax-exempt bond funds during the semi-annual period in search of higher yields, investing in bond funds does involve greater risk than investing in money market funds. For example, if interest rates rise, bond fund values could decline.)

“While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve.”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

PNC Fixed Income and Tax Exempt Bond Funds

MESSAGE FROM THE PRESIDENT

“Growth stocks materially outperformed value stocks across the capitalization spectrum.”

The U.S. fixed income market was weaker in October and November. Investors focused on the mid-term elections, on the Fed’s official announcement of a $600 billion bond purchase program and on re-emerging sovereign debt concerns in Europe, as Ireland received financial aid and bonds of other peripheral European countries came under pressure. While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve. During these two months, the U.S. Treasury market lost ground, as yields moved higher across the yield curve. Performance in non-Treasury sectors was mixed. Residential and commercial mortgage-backed securities outperformed similar-duration Treasuries. Investment grade and high yield corporate bonds were weaker in comparison. The tax-exempt bond market experienced a correction as technicals, or the supply/demand balance, became less favorable.

For the semi-annual period overall, two-year Treasury yields fell 31 basis points (a basis point is 1/100th of a percentage point) to 0.45%; 10-year Treasury yields dropped 50 basis points to 2.81%; and 30-year Treasury yields declined 10 basis points to 4.12%.

Equities

Virtually all of the major U.S. equity indices enjoyed solid gains during the six months ended November 30, 2010, as the equity market rally that began in early March 2009 continued but not without high volatility and significant fluctuation in investor sentiment.

As the semi-annual period began in June 2010, the U.S. equity market struggled. Investors had become somewhat skeptical of the economic recovery at home and worries about escalating sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth.

In dramatic contrast, most of the major U.S. equity indices enjoyed their best gains in a year during July due in large part to markets globally stabilizing. Then, in August, fears of a double-dip recession dominated and jobs data indicated there may be some waning momentum in the U.S. labor market. The U.S. equity market declined. An equity market rally subsequently began just before Labor Day and continued through October, supported by data indicating a re-acceleration of the U.S. economy following reports of downward GDP revisions for the second calendar quarter. Also, a soft landing for the Chinese economy at a rather high level of GDP growth quelled concerns about global demand. Statements by the Fed regarding further quantitative easing measures and numerous industry conferences reporting corporate profitability in line with or better than consensus estimates helped drive the September/October rally as well. Indeed, the September/October performances for both the Dow Jones Industrial Average and the S&P 500® Index were their best since 1998.

Despite decent U.S. economic news, the U.S. equity market ended the month of November lower based on some profit-taking following the strong September/October rally as well as on continuing worries about debt problems in Europe, renewed concerns about the potential for slower growth but higher commodity-based inflation in China and possible compromises regarding the extension of Bush tax cuts. However, losses were slight.

For the semi-annual period overall, mid-cap stocks within the U.S. equity market performed best, followed by small-cap stocks and then large-cap stocks. Growth stocks materially outperformed value stocks across the capitalization spectrum. (All as measured by the Russell Investments indices.)

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

International equity markets overall, as measured by the MSCI EAFE® Index, surged even more strongly than U.S. stocks despite continued economic and political uncertainty, including sovereign debt concerns in the PIIGS nations (Portugal, Italy, Ireland, Greece and Spain). International equities experienced double-digit gains as many companies worldwide posted solid earnings and cited improving business conditions in many markets. Driven by Germany’s robust economic engine, business confidence firmed across Europe. Also during the semi-annual period, European regulators announced that all but seven of 91 of the continent’s largest banks passed the stress test administered to analyze the financial soundness of the beleaguered banking industry. Elsewhere, the Japanese government intervened in the world currency markets to slow the ascent of its currency, the yen. Meanwhile, growth in emerging markets equities, as measured by the MSCI Emerging Markets Index, notably outpaced that in international developed markets on a relative basis during the six months ended November 30, 2010. Emerging market equities surged especially strongly amidst reports of robust domestic demand and economic growth as well as of heightened merger and acquisition activity, strong currencies and soaring commodity prices.

Money Markets

Throughout the semi-annual period, the Fed maintained the targeted federal funds rate near zero, and thus yields in the taxable and tax-exempt money markets remained at low levels.

Our View Ahead

We firmly believe that we are not facing a double-dip in the U.S. economy, but rather a typical mid-cycle slowdown. At the same time, we believe U.S. GDP growth may remain moderate through late 2011 when growth may accelerate. In our view, the financial markets continue to grapple with three critical issues affecting economic growth. First is the outcome of much politically-hyped debate surrounding tax policy for income, dividends and capital gains, which as of the end of the annual period had yet to be resolved. Second is the strength of the domestic consumer, given that the U.S. will not become an export-oriented economy and unemployment remains persistently high. Third, there will need to be some address by the Congress and the Administration to the growing U.S. fiscal deficit.

Looking forward for U.S. equities, then, we believe that earnings growth rates have likely peaked, consistent with falling GDP estimates. According to Thompson Reuters, 2011 earnings growth estimates have fallen from 25% in January 2010 to less than 13% November 2010. Future upside in equities will likely be driven by declines in the risk premium, primarily the result of a tax cut extension. We believe large-cap equities provide the most attractive option based on valuation and international exposure. International equities remain attractive as well, in our view. While growth rates in emerging markets have declined since double-digit highs, growth still remains strong although higher inflation remains a concern.

As for the fixed income market, our position reflects what we believe is its asymmetric risk profile. With rates at the short-term end of the yield curve anchored close to zero, the intermediate- and long-term segments of the yield curve have experienced a significant rally since the spring —even with rates moving higher in October and November. Low nominal yields create an asymmetric risk profile because total returns are sensitive to modest changes in interest rates. The low interest rate environment punishes securities with low risk premiums, such as U.S. Treasuries, relative to bonds with higher yields. The efficacy of additional quantitative easing has been the source of much speculation, but we believe that quantitative easing policies may impact interest rates less

“...the Fed maintained the targeted federal funds rate near zero...”
Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

PNC Fixed Income and Tax Exempt Bond Funds

MESSAGE FROM THE PRESIDENT

“We believe that intermediate- and long- term interest rates could rise in the coming months.”

than predicted by some market pundits. We believe that intermediate- and long-term interest rates could rise in the coming months. In turn, we continue to favor non-Treasury sectors over the U.S. Treasuries, with a particular eye toward corporate bonds, which we believe should perform well given improved corporate balance sheets and the health of investment grade corporations. We thank you for maintaining a long-term perspective as a basic tenet of your investment approach. We also commend you for being a part of the PNC Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010

PNC Fixed Income and Tax Exempt Bond Funds

SUMMARY OF PORTFOLIO HOLDINGS

(Unaudited)

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2010.

Bond Fund
Corporate Bonds	36.3%
Federal National Mortgage Association	21.8
U.S. Treasury Notes	16.3
Asset Backed Securities	8.7
Affiliated Money Market Fund	3.6
Collateralized Mortgage Obligations	3.5
Commercial Mortgage-Backed Securities	3.5
Federal Home Loan Mortgage Corporation	2.9
U.S. Treasury Bond	2.4
Government National Mortgage Association	0.5
Municipal Bonds	0.5
100.0%

Government Mortgage Fund
Federal National Mortgage Association	66.7%
Federal Home Loan Mortgage Corporation	10.0
Government National Mortgage Association	9.3
Collateralized Mortgage Obligations	8.5
Affiliated Money Market Fund	3.7
U.S. Treasury Note	1.8
100.0%

High Yield Bond Fund
Corporate Bonds	96.3%
Affiliated Money Market Fund	3.5
Preferred Stocks	0.2
100.0%

Intermediate Bond Fund
Corporate Bonds	51.6%
U.S. Treasury Obligations	28.2
Asset Backed Securities	8.9
Federal National Mortgage Association	6.5
Collateralized Mortgage Obligations	3.1
Commercial Mortgage-Backed Securities	0.9
Affiliated Money Market Fund	0.8
100.0%

Limited Maturity Bond Fund
U.S. Treasury Notes	30.4%
Corporate Bonds	29.5
Asset Backed Securities	13.6
Collateralized Mortgage Obligations	10.4
Federal National Mortgage Association	5.7
Federal Home Loan Mortgage Corporation	5.5
Affiliated Money Market Fund	3.3
Commercial Mortgage-Backed Securities	1.6
100.0%

Total Return Advantage Fund
Corporate Bonds	40.2%
Federal National Mortgage Association	14.1
U.S. Treasury Notes	13.8
Asset Backed Securities	8.5
Commercial Mortgage-Backed Securities	5.4
Federal Home Loan Mortgage Corporation	5.2
Collateralized Mortgage Obligations	4.3
Affiliated Money Market Fund	2.6
Government National Mortgage Assocation	2.6
U.S. Treasury Bond	2.5
Municipal Bonds	0.5
Loan Agreement	0.3
100.0%

Ultra Short Bond Fund
U.S. Treasury Obligations	30.8%
Asset Backed Securities	19.8
Collateralized Mortgage Obligations	16.4
Corporate Bonds	14.6
Federal National Mortgage Association	6.9
Federal Home Loan Bank	5.3
Federal Home Loan Mortgage Corporation	3.5
Affiliated Money Market Fund	2.7
100.0%

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
Education Revenue Bonds	26.2%	8.0%	25.1%	31.7%	33.3%	11.8%
General Obligation Bonds	26.2	46.4	56.2	29.2	29.9	39.7
Water/Sewer Revenue Bonds	11.3	1.7	5.4	17.4	–	6.2
Other Revenue Bonds	10.7	11.6	–	1.9	7.7	12.8
Transportation Revenue Bonds	8.7	16.3	4.0	7.0	9.4	5.4
Hospital/Nursing Homes Revenue Bonds	6.1	5.8	4.2	5.7	10.5	9.3
Utilities Revenue Bonds	4.7	3.5	3.8	3.3	3.4	6.0
Prerefunded & Escrowed to Maturity	2.9	–	–	–	–	2.5
Affiliated Money Market Funds	2.5	–	1.3	1.2	2.6	3.6
Industrial Development Revenue Bonds	0.7	2.4	–	2.6	3.2	0.8
Money Market Funds	–	2.8	–	–	–	–
Municipal Securities	–	1.5	–	–	–	–
Public Purpose Revenue Bonds	–	–	–	–	–	1.9
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

PNC Fixed Income Funds and Tax Exempt Bond Funds

EXPLANATION OF EXPENSE TABLES

(Unaudited)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2010 to November 30, 2010), and may be different from the expense ratio in the Financial Highlights which is for the six months ended November 30, 2010.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2010 to November 30, 2010).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

Bond Fund
Actual
Class I	$1,000.00	$1,038.79	0.58%	$2.96
Class A	1,000.00	1,036.30	0.86	4.39
Class C	1,000.00	1,033.63	1.58	8.05
Hypothetical**
Class I	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.76	0.86	4.36
Class C	1,000.00	1,017.15	1.58	7.99

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,025.34	0.62%	$3.15
Class A	1,000.00	1,023.91	0.90	4.57
Class C	1,000.00	1,020.23	1.62	8.20
Hypothetical**
Class I	1,000.00	1,021.96	0.62	3.14
Class A	1,000.00	1,020.56	0.90	4.56
Class C	1,000.00	1,016.95	1.62	8.19

High Yield Bond Fund
Actual
Class I	$1,000.00	$1,091.14	0.75%	$3.93
Class A	1,000.00	1,089.63	1.01	5.29
Hypothetical**
Class I	1,000.00	1,021.31	0.75	3.80
Class A	1,000.00	1,020.00	1.01	5.11

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,039.06	0.52%	$2.66
Class A	1,000.00	1,037.55	0.80	4.09
Class C	1,000.00	1,033.77	1.52	7.75
Hypothetical**
Class I	1,000.00	1,022.46	0.52	2.64
Class A	1,000.00	1,021.06	0.80	4.05
Class C	1,000.00	1,017.45	1.52	7.69

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,012.87	0.49%	$2.47
Class A	1,000.00	1,011.45	0.77	3.88
Class C	1,000.00	1,007.82	1.49	7.50
Hypothetical**
Class I	1,000.00	1,022.61	0.49	2.48
Class A	1,000.00	1,021.21	0.77	3.90
Class C	1,000.00	1,017.60	1.49	7.54

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,038.17	0.58%	$2.96
Class A	1,000.00	1,036.74	0.86	4.39
Class C	1,000.00	1,032.96	1.57	8.00
Hypothetical**
Class I	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.76	0.86	4.36
Class C	1,000.00	1,017.20	1.57	7.94

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,004.01	0.35%	$1.76
Class A	1,000.00	1,002.63	0.63	3.16
Hypothetical**
Class I	1,000.00	1,023.31	0.35	1.78
Class A	1,000.00	1,021.91	0.63	3.19

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,016.66	0.53%	$2.68
Class A	1,000.00	1,008.04	0.81	4.08
Class C	1,000.00	1,002.27	1.52	7.63
Hypothetical**
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.45	1.52	7.69

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,013.05	0.53%	$2.67
Class A	1,000.00	1,011.61	0.81	4.08
Class C	1,000.00	1,007.29	1.49	7.50
Hypothetical**
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.60	1.49	7.54

Michigan Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,023.53	0.61%	$3.09
Class A	1,000.00	1,019.09	0.88	4.45
Class C	1,000.00	1,017.46	1.60	8.09
Hypothetical**
Class I	1,000.00	1,022.01	0.61	3.09
Class A	1,000.00	1,020.66	0.88	4.46
Class C	1,000.00	1,017.05	1.60	8.09

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,020.32	0.53%	$2.68
Class A	1,000.00	1,019.81	0.81	4.10
Class C	1,000.00	1,014.37	1.53	7.73
Hypothetical**
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.40	1.53	7.74

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,017.58	0.58%	$2.93
Class A	1,000.00	1,016.21	0.85	4.30
Class C	1,000.00	1,012.56	1.58	7.97
Hypothetical**
Class I	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.81	0.85	4.31
Class C	1,000.00	1,017.15	1.58	7.99

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,011.39	0.53%	$2.67
Class A	1,000.00	1,010.96	0.81	4.08
Class C	1,000.00	1,007.37	1.52	7.65
Hypothetical**
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.45	1.52	7.69

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

PNC Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2010 and For the Years Ended May 31, unless otherwise indicated

	Bond Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.27	$9.80	$10.03	$9.89		$9.71	$10.22	$10.30	$9.82	$10.05	$9.92		$9.73	$10.25

Net Investment Income(1)	0.18	0.40	0.47	0.48		0.46	0.43	0.16	0.37	0.45	0.46		0.44	0.40
Realized and Unrealized Gain (Loss) on Investments	0.22	0.49	(0.22)	0.14		0.16	(0.50)	0.21	0.50	(0.22)	0.13		0.17	(0.51)

Total from Investment Operations	0.40	0.89	0.25	0.62		0.62	(0.07)	0.37	0.87	0.23	0.59		0.61	(0.11)

Payment from Affiliate(1)	–	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–

Dividends from Net Investment Income	(0.18)	(0.42)	(0.48)	(0.48)		(0.44)	(0.44)	(0.16)	(0.39)	(0.46)	(0.46)		(0.42)	(0.41)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	(0.18)	(0.42)	(0.48)	(0.48)		(0.44)	(0.44)	(0.16)	(0.39)	(0.46)	(0.46)		(0.42)	(0.41)

Net Asset Value, End of Period	$10.49	$10.27	$9.80	$10.03		$9.89	$9.71	$10.51	$10.30	$9.82	$10.05		$9.92	$9.73

Total Return†	3.88%	9.16%	2.69%	6.37%		6.47%	(0.74)%	3.63%	8.94%	2.44%	6.00%		6.31%	(1.07)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$234,563	$234,920	$258,327	$302,464		$357,483	$359,501	$5,389	$5,609	$5,526	$6,110		$6,424	$7,519
Ratio of Expenses to Average Net Assets	0.58%	0.59%	0.61%	0.59%		0.59%	0.67%	0.86%	0.88%	0.86%	0.84%		0.84%	0.92%
Ratio of Net Investment Income to Average Net Assets	3.38%	3.98%	4.91%	4.78%		4.64%	4.29%	3.10%	3.68%	4.66%	4.53%		4.39%	4.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%	0.59%	0.65%	0.69%		0.69%	0.74%	0.86%	0.88%	0.90%	0.94%		0.94%	0.99%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.38%	3.98%	4.87%	4.68%		4.54%	4.22%	3.10%	3.68%	4.62%	4.43%		4.29%	3.97%
Portfolio Turnover Rate(3)	37%	52%	105%	168%		298%	447%	37%	52%	105%	168%		298%	447%

	Bond Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.27	$9.80	$10.03	$9.89		$9.71	$10.22

Net Investment Income(1)	0.13	0.30	0.37	0.38		0.36	0.33
Realized and Unrealized Gain (Loss) on Investments	0.22	0.48	(0.21)	0.14		0.16	(0.50)

Total from Investment Operations	0.35	0.78	0.16	0.52		0.52	(0.17)

Payment from Affiliate(1)	–	–	–	–**	(2)	–	–

Dividends from Net Investment Income	(0.13)	(0.31)	(0.39)	(0.38)		(0.34)	(0.34)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–

Total Distributions	(0.13)	(0.31)	(0.39)	(0.38)		(0.34)	(0.34)

Net Asset Value, End of Period	$10.49	$10.27	$9.80	$10.03		$9.89	$9.71

Total Return†	3.36%	8.07%	1.70%	5.34%		5.43%	(1.68)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 440	$ 445	$ 370	$ 200		$ 178	$ 184
Ratio of Expenses to Average Net Assets	1.58%	1.60%	1.58%	1.58%		1.57%	1.62%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.94%	3.86%	3.79%		3.66%	3.34%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.58%	1.60%	1.61%	1.68%		1.67%	1.69%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	2.38%	2.94%	3.83%	3.69%		3.56%	3.27%
Portfolio Turnover Rate(3)	37%	52%	105%	168%		298%	447%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)

Due to its investment strategy, the Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Government Mortgage Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$9.67	$9.51	$9.18	$9.01		$8.90	$9.34	$9.67	$9.51	$9.18		$9.01	$8.90	$9.33

Net Investment Income(1)	0.20	0.41	0.44	0.45		0.45	0.43	0.19	0.38	0.41		0.42	0.43	0.41
Realized and Unrealized Gain (Loss) on Investments	0.04	0.18	0.35	0.17		0.11	(0.42)	0.04	0.19	0.35		0.18	0.11	(0.42)

Total from Investment Operations	0.24	0.59	0.79	0.62		0.56	0.01	0.23	0.57	0.76		0.60	0.54	(0.01)

Payment from Affiliate(1)	–	–	–	–**	(2)	–	–	–	–	–**	(2)	–	–

Dividends from Net Investment Income	(0.20)	(0.43)	(0.46)	(0.45)		(0.45)	(0.45)	(0.19)	(0.41)	(0.43)		(0.43)	(0.43)	(0.42)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–		–	–	–

Total Distributions	(0.20)	(0.43)	(0.46)	(0.45)		(0.45)	(0.45)	(0.19)	(0.41)	(0.43)		(0.43)	(0.43)	(0.42)

Net Asset Value, End of Period	$9.71	$9.67	$9.51	$9.18		$9.01	$8.90	$9.71	$9.67	$9.51		$9.18	$9.01	$8.90

Total Return†	2.53%	6.37%	8.80%	7.04%		6.42%	0.08%	2.39%	6.06%	8.54%		6.77%	6.15%	(0.07)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$122,763	$133,539	$156,430	$177,897		$243,999	$245,162	$15,545	$16,443	$16,590		$11,961	$11,963	$16,160
Ratio of Expenses to Average Net Assets	0.62%	0.63%	0.63%	0.59%		0.59%	0.64%	0.90%	0.92%	0.88%		0.84%	0.84%	0.89%
Ratio of Net Investment Income to Average
Net Assets	4.17%	4.33%	4.68%	4.93%		4.94%	4.70%	3.90%	4.01%	4.35%		4.68%	4.69%	4.45%
Ratio of Expenses to Average Net Assets
(Before Fee Waivers)	0.62%	0.63%	0.68%	0.74%		0.74%	0.79%	0.90%	0.92%	0.92%		0.99%	0.99%	1.04%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	4.17%	4.33%	4.63%	4.78%		4.79%	4.55%	3.90%	4.01%	4.31%		4.53%	4.54%	4.30%
Portfolio Turnover Rate(3)	12%	15%	83%	173%		409%	593%	12%	15%	83%		173%	409%	593%

	Government Mortgage Fund
	Class C
	2010*	2010	2009	2008	2007	2006
Net Asset Value, Begi\nning of Period	$ 9.65	$ 9.50	$ 9.17	$ 9.00	$ 8.89	$ 9.32

Net Investment Income(1)	0.15	0.30	0.32	0.36	0.36	0.34
Realized and Unrealized Gain (Loss) on Investments	0.04	0.19	0.38	0.17	0.11	(0.41)

Total from Investment Operations	0.19	0.49	0.70	0.53	0.47	(0.07)

Payment from Affiliate(1)	–	–	–	–**(2)	–	–

Dividends from Net Investment Income	(0.15)	(0.34)	(0.37)	(0.36)	(0.36)	(0.36)
Distributions from Net Realized Capital Gains	–	–	–	–	–	–

Total Distributions	(0.15)	(0.34)	(0.37)	(0.36)	(0.36)	(0.36)

Net Asset Value, End of Period	$ 9.69	$ 9.65	$ 9.50	$ 9.17	$ 9.00	$ 8.89

Total Return†	2.02%	5.20%	7.75%	5.99%	5.38%	(0.76)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 5,360	$ 4,704	$ 2,589	$ 949	$ 1,423	$ 2,055
Ratio of Expenses to Average Net Assets	1.62%	1.64%	1.59%	1.58%	1.57%	1.59%
Ratio of Net Investment Income to Average
Net Assets	3.17%	3.17%	3.42%	3.94%	3.96%	3.75%
Ratio of Expenses to Average Net Assets
(Before Fee Waivers)	1.62%	1.64%	1.63%	1.73%	1.72%	1.74%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	3.17%	3.17%	3.38%	3.79%	3.81%	3.60%
Portfolio Turnover Rate(3)	12%	15%	83%	173%	409%	593%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $ 0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

PNC Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2010 and For the Years Ended May 31, unless otherwise indicated

	High Yield Bond Fund
	Class I				Class A
	2010*	2010	2009	2008(1)	2010*	2010	2009	2008(1)
Net Asset Value, Beginning of Period	$9.15	$7.96	$9.93	$10.00	$9.16	$7.97	$9.94	$10.00

Net Investment Income(2)	0.36	0.77	0.80	0.06	0.35	0.75	0.79	0.07
Realized and Unrealized Gain (Loss) on Investments	0.46	1.21	(1.97)	(0.07)	0.46	1.21	(1.98)	(0.08)

Total from Investment Operations	0.82	1.98	(1.17)	(0.01)	0.81	1.96	(1.19)	(0.01)

Dividends from Net Investment Income	(0.36)	(0.79)	(0.80)	(0.06)	(0.35)	(0.77)	(0.78)	(0.05)
Distributions from Net Realized Capital Gains	–	–	–	–	–	–	–	–

Total Distributions	(0.36)	(0.79)	(0.80)	(0.06)	(0.35)	(0.77)	(0.78)	(0.05)

Net Asset Value, End of Period	$9.61	$9.15	$7.96	$9.93	$9.62	$9.16	$7.97	$9.94

Total Return†	9.11%	25.47%	(11.05)%	(0.10)%	8.96%	25.12%	(11.25)%	(0.05)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$4,867	$8,797	$10,273	$6,339	$ 362	$ 311	$ 180	$ 203
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	1.01%	1.01%	1.00%	1.00%
Ratio of Net Investment Income to Average
Net Assets	7.70%	8.61%	10.29%	7.12%	7.40%	8.33%	9.99%	6.87%
Ratio of Expenses to Average Net Assets
(Before Fee Waivers)	1.26%	0.93%	1.33%	7.24%	1.60%	1.19%	1.59%	7.49%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	7.19%	8.43%	9.71%	0.63%	6.81%	8.15%	9.40%	0.38%
Portfolio Turnover Rate	42%	78%	100%	11%	42%	78%	100%	11%

* For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

(1) High Yield Bond Fund Class I and Class A commenced operations on April 29, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2) Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

	Intermediate Bond Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$11.31	$10.85	$10.75	$10.47		$10.34	$10.78	$11.33	$10.87	$10.76	$10.49		$10.36	$10.80

Net Investment Income(1)	0.16	0.35	0.45	0.48		0.46	0.42	0.15	0.32	0.43	0.45		0.43	0.40
Realized and Unrealized Gain (Loss) on Investments	0.28	0.46	0.10	0.28		0.11	(0.44)	0.27	0.46	0.11	0.28		0.11	(0.44)

Total from Investment Operations	0.44	0.81	0.55	0.76		0.57	(0.02)	0.42	0.78	0.54	0.73		0.54	(0.04)

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.16)	(0.35)	(0.45)	(0.48)		(0.44)	(0.42)	(0.14)	(0.32)	(0.43)	(0.46)		(0.41)	(0.40)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	(0.16)	(0.35)	(0.45)	(0.48)		(0.44)	(0.42)	(0.14)	(0.32)	(0.43)	(0.46)		(0.41)	(0.40)

Net Asset Value, End of Period	$11.59	$11.31	$10.85	$10.75		$10.47	$10.34	$11.61	$11.33	$10.87	$10.76		$10.49	$10.36

Total Return†	3.91%	7.58%	5.35%	7.39%		5.55%	(0.18)%	3.76%	7.27%	5.19%	7.02%		5.28%	(0.42)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$359,070	$334,915	$355,284	$356,799		$341,591	$404,812	$8,650	$9,258	$10,018	$8,022		$8,768	$10,642
Ratio of Expenses to Average Net Assets	0.52%	0.53%	0.56%	0.54%		0.56%	0.59%	0.80%	0.82%	0.81%	0.79%		0.81%	0.84%
Ratio of Net Investment Income to Average Net Assets	2.77%	3.15%	4.29%	4.51%		4.37%	3.99%	2.50%	2.87%	4.02%	4.26%		4.12%	3.74%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.52%	0.53%	0.61%	0.69%		0.71%	0.74%	0.80%	0.82%	0.86%	0.94%		0.96%	0.99%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.77%	3.15%	4.24%	4.36%		4.22%	3.84%	2.50%	2.87%	3.97%	4.11%		3.97%	3.59%
Portfolio Turnover Rate(3)	39%	56%	110%	126%		174%	285%	39%	56%	110%	126%		174%	285%

	Intermediate Bond Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$11.36	$10.90	$10.79	$10.51		$10.39	$10.82

Net Investment Income(1)	0.10	0.24	0.34	0.37		0.36	0.32
Realized and Unrealized Gain (Loss) on Investments	0.28	0.46	0.12	0.29		0.09	(0.43)

Total from Investment Operations	0.38	0.70	0.46	0.66		0.45	(0.11)

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.10)	(0.24)	(0.35)	(0.38)		(0.33)	(0.32)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–

Total Distributions	(0.10)	(0.24)	(0.35)	(0.38)		(0.33)	(0.32)

Net Asset Value, End of Period	$11.64	$11.36	$10.90	$10.79		$10.51	$10.39

Total Return†	3.38%	6.48%	4.42%	6.33%		4.42%	(1.01)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,392	$1,474	$970	$566		$390	$441
Ratio of Expenses to Average Net Assets	1.52%	1.54%	1.53%	1.52%		1.54%	1.54%
Ratio of Net Investment Income to Average Net Assets	1.78%	2.12%	3.24%	3.53%		3.39%	3.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.52%	1.54%	1.58%	1.67%		1.69%	1.69%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.78%	2.12%	3.19%	3.38%		3.24%	2.89%
Portfolio Turnover Rate(3)	39%	56%	110%	126%		174%	285%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.
(3)

Due to its investment strategy, the Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

PNC Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2010 and For the Years Ended May 31, unless other wise indicated

	Limited Maturity Bond Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.20	$10.11	$9.96	$9.79		$9.70	$9.85	$10.23	$10.14	$9.99	$9.82		$9.73	$9.88

Net Investment Income(1)	0.10	0.25	0.38	0.42		0.40	0.32	0.09	0.22	0.34	0.40		0.38	0.29
Realized and Unrealized Gain (Loss) on Investments	0.03	0.10	0.14	0.17		0.09	(0.13)	0.03	0.10	0.16	0.16		0.09	(0.12)

Total from Investment Operations	0.13	0.35	0.52	0.59		0.49	0.19	0.12	0.32	0.50	0.56		0.47	0.17

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.10)	(0.26)	(0.37)	(0.42)		(0.40)	(0.34)	(0.09)	(0.23)	(0.35)	(0.39)		(0.38)	(0.32)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	(0.10)	(0.26)	(0.37)	(0.42)		(0.40)	(0.34)	(0.09)	(0.23)	(0.35)	(0.39)		(0.38)	(0.32)

Net Asset Value, End of Period	$10.23	$10.20	$10.11	$9.96		$9.79	$9.70	$10.26	$10.23	$10.14	$9.99		$9.82	$9.73

Total Return†	1.29%	3.50%	5.38%	6.07%		5.17%	1.96%	1.15%	3.20%	5.11%	5.81%		4.90%	1.71%

Ratios/Supplemental Data
Net Assets End of Period (000)	$310,622	$269,482	$140,015	$139,876		$155,648	$171,192	$8,913	$10,153	$6,842	$2,865		$3,617	$4,764
Ratio of Expenses to Average Net Assets	0.49%	0.50%	0.53%	0.51%		0.51%	0.56%	0.77%	0.79%	0.79%	0.76%		0.76%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.44%	3.78%	4.27%		4.11%	3.25%	1.70%	2.19%	3.45%	4.02%		3.86%	3.00%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.49%	0.50%	0.57%	0.61%		0.61%	0.66%	0.77%	0.79%	0.81%	0.86%		0.86%	0.91%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.96%	2.44%	3.74%	4.17%		4.01%	3.15%	1.70%	2.19%	3.43%	3.92%		3.76%	2.90%
Portfolio Turnover Rate(3)	25%	83%	86%	95%		143%	115%	25%	83%	86%	95%		143%	115%

	Limited Maturity Bond Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.23	$10.14	$9.98	$9.82		$9.73	$9.88

Net Investment Income(1)	0.05	0.14	0.26	0.32		0.31	0.23
Realized and Unrealized Gain (Loss) on Investments	0.03	0.11	0.18	0.16		0.09	(0.13)

Total from Investment Operations	0.08	0.25	0.44	0.48		0.40	0.10

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.05)	(0.16)	(0.28)	(0.32)		(0.31)	(0.25)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–

Total Distributions	(0.05)	(0.16)	(0.28)	(0.32)		(0.31)	(0.25)

Net Asset Value, End of Period	$10.26	$10.23	$10.14	$9.98		$9.82	$9.73

Total Return†	0.78%	2.46%	4.45%	4.93%		4.14%	1.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$4,554	$5,208	$1,630	$411		$422	$517
Ratio of Expenses to Average Net Assets	1.49%	1.51%	1.50%	1.49%		1.49%	1.51%
Ratio of Net Investment Income to Average Net Assets	0.97%	1.42%	2.64%	3.29%		3.13%	2.30%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.49%	1.51%	1.52%	1.59%		1.59%	1.61%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.97%	1.42%	2.62%	3.19%		3.03%	2.20%
Portfolio Turnover Rate(3)	25%	83%	86%	95%		143%	115%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method. (2) See Note 11 in Notes to Financial Statements.
(3)	Due to its investment strategy, the Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Total Return Advantage Fund(1)
	Class I						Class A
	2010*	2010	2009	2008	2007	2006	2010*	2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.36	$9.85	$9.55	$9.51	$9.39	$9.86	$10.36	$9.86		$9.55	$9.51	$9.39	$9.86

Net Investment Income(2)	0.19	0.43	0.45	0.47	0.45	0.41	0.18	0.39		0.41	0.42	0.40	0.37
Realized and Unrealized Gain (Loss) on Investments	0.20	0.52	0.31	0.05	0.13	(0.44)	0.20	0.50		0.32	0.05	0.13	(0.45)

Total from Investment Operations	0.39	0.95	0.76	0.52	0.58	(0.03)	0.38	0.89		0.73	0.47	0.53	(0.08)

Payment from Affiliate(2)	–	0.01(3)	–	–	–	–	–	0.01	(3)	–	–	–	–

Dividends from Net Investment Income	(0.19)	(0.44)	(0.46)	(0.48)	(0.46)	(0.43)	(0.18)	(0.39)		(0.42)	(0.43)	(0.41)	(0.38)
Distributions from Net Realized Capital Gains	–	(0.01)	–	–	–	(0.01)	–	(0.01)		–	–	–	(0.01)

Total Distributions	(0.19)	(0.45)	(0.46)	(0.48)	(0.46)	(0.44)	(0.18)	(0.40)		(0.42)	(0.43)	(0.41)	(0.39)

Net Asset Value, End of Period	$ 10.56	$10.36	$9.85	$9.55	$9.51	$9.39	$10.56	$10.36		$9.86	$9.55	$9.51	$9.39

Total Return†	3.82%	9.90%	8.24%	5.48%	6.22%	(0.29)%	3.67%	9.32%		7.81%	4.95%	5.68%	(0.79)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$223,884	$217,946	$113,202	$132,698	$147,511	$147,966	$8,793	$9,213		$482	$713	$886	$1,091
Ratio of Expenses to Average Net Assets	0.58%	0.53%	0.53%	0.53%	0.53%	0.53%	0.86%	0.83%		1.03%	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	3.67%	4.19%	4.80%	4.89%	4.72%	4.27%	3.40%	3.79%		4.30%	4.39%	4.22%	3.79%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%	0.62%	0.68%	0.63%	0.59%	0.60%	0.86%	0.85%		1.18%	1.13%	1.09%	1.10%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.67%	4.10%	4.65%	4.79%	4.66%	4.20%	3.40%	3.77%		4.15%	4.29%	4.16%	3.72%
Portfolio Turnover Rate(4)	33%	60%	106%	54%	66%	56%	33%	60%		106%	54%	66%	56%

	Total Return Advantage Fund(1)
	Class C
	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.38	$ 9.86	$ 9.56	$ 9.52	$ 9.39	$ 9.87

Net Investment Income(2)	0.14	0.33	0.36	0.37	0.33	0.31
Realized and Unrealized Gain (Loss) on Investments	0.20	0.53	0.31	0.05	0.16	(0.45)

Total from Investment Operations	0.34	0.86	0.67	0.42	0.49	(0.14)

Payment from Affiliate(2)	–	0.01(3)	–	–	–	–

Dividends from Net Investment Income	(0.14)	(0.34)	(0.37)	(0.38)	(0.36)	(0.33)
Distributions from Net Realized Capital Gains	–	(0.01)	–	–	–	(0.01)

Total Distributions	(0.14)	(0.35)	(0.37)	(0.38)	(0.36)	(0.34)

Net Asset Value, End of Period	$10.58	$10.38	$ 9.86	$ 9.56	$ 9.52	$ 9.39

Total Return†	3.30%	8.87%	7.18%	4.43%	5.26%	(1.38)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 439	$ 331	$ 162	$ 165	$ 201	$ 549
Ratio of Expenses to Average Net Assets	1.57%	1.53%	1.53%	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	2.64%	3.19%	3.80%	3.89%	3.71%	3.23%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.57%	1.62%	1.68%	1.63%	1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.64%	3.10%	3.65%	3.79%	3.64%	3.16%
Portfolio Turnover Rate(4)	33%	60%	106%	54%	66%	56%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.

(1)

On February 1, 2010, PNC Total Return Bond Fund was reorganized into the Allegiant Total Return Advantage Fund. The activity in the table presented above is for the accounting survivor, PNC Total Return Bond Fund, for periods prior to the date of thereorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 1.00659296, 1.00644841, and 1.00485957 for Class I, Class A and Class C shares, respectively. See Note 1 in Financial Statements.

(2)	Per share data calculated using average shares outstanding method.

(3)	See Note 8 in Notes to Financial Statements.

(4)

Due to its investment strategy, the Total Return Advantage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

PNC Fixed Income Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30 , 2010 and For the Years Ended May 31, unless other wise indicated

	Ultra Short Bond Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.05	$10.07	$10.00	$9.89		$9.84	$9.91	$10.06	$10.08	$10.02	$9.88		$9.83	$9.90

Net Investment Income(1)	0.06	0.13	0.31	0.43		0.44	0.34	0.05	0.11	0.23	0.41		0.41	0.32
Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.02	0.09	0.11		0.04	(0.05)	(0.02)	0.02	0.14	0.13		0.04	(0.06)

Total from Investment Operations	0.04	0.15	0.40	0.54		0.48	0.29	0.03	0.13	0.37	0.54		0.45	0.26

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.06)	(0.17)	(0.33)	(0.43)		(0.43)	(0.36)	(0.05)	(0.15)	(0.31)	(0.40)		(0.40)	(0.33)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	(0.06)	(0.17)	(0.33)	(0.43)		(0.43)	(0.36)	(0.05)	(0.15)	(0.31)	(0.40)		(0.40)	(0.33)

Net Asset Value, End of Period	$10.03	$10.05	$10.07	$10.00		$9.89	$9.84	$10.04	$10.06	$10.08	$10.02		$9.88	$9.83

Total Return†	0.40%	1.54%	4.12%	5.52%		4.97%	2.93%	0.26%	1.25%	3.74%	5.58%		4.71%	2.67%

Ratios/Supplemental Data
Net Assets End of Period (000)	$484,213	$339,187	$91,445	$64,966		$71,115	$98,120	$16,188	$21,663	$11,846	$231		$1,408	$1,541
Ratio of Expenses to Average Net Assets	0.35%	0.39%	0.40%	0.37%		0.35%	0.36%	0.63%	0.67%	0.66%	0.62%		0.60%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.25%	3.14%	4.32%		4.39%	3.46%	0.93%	1.12%	2.29%	4.07%		4.14%	3.21%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.35%	0.39%	0.47%	0.57%		0.55%	0.56%	0.63%	0.67%	0.67%	0.82%		0.80%	0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.18%	1.25%	3.07%	4.12%		4.19%	3.26%	0.93%	1.12%	2.28%	3.87%		3.94%	3.01%
Portfolio Turnover Rate(3)	22%	71%	101%	116%		111%	85%	22%	71%	101%	116%		111%	85%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.
(3)	Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund(1)
	Class I						Class A
	2010*	2010	2009	2008	2007	2006	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.81	$9.69	$9.55	$9.49	$9.51	$9.75	$9.84	$9.71	$9.57	$9.51	$9.53	$9.77

Net Investment Income(2)	0.12	0.27	0.29	0.33	0.34	0.34	0.11	0.24	0.24	0.29	0.30	0.29
Realized and Unrealized Gain (Loss) on Investments	0.04	0.27	0.18	0.11	(0.01)	(0.24)	(0.03)	0.27	0.18	0.11	(0.01)	(0.24)

Total from Investment Operations	0.16	0.54	0.47	0.44	0.33	0.10	0.08	0.51	0.42	0.40	0.29	0.05

Dividends from Net Investment Income	(0.12)	(0.28)	(0.29)	(0.33)	(0.34)	(0.34)	(0.11)	(0.24)	(0.24)	(0.29)	(0.30)	(0.29)
Distributions from Net Realized Capital Gains	–	(0.14)	(0.04)	(0.05)	(0.01)	–	–	(0.14)	(0.04)	(0.05)	(0.01)	–

Total Distributions	(0.12)	(0.42)	(0.33)	(0.38)	(0.35)	(0.34)	(0.11)	(0.38)	(0.28)	(0.34)	(0.31)	(0.29)

Net Asset Value, End of Period	$9.85	$9.81	$9.69	$9.55	$9.49	$9.51	$9.81	$9.84	$9.71	$9.57	$9.51	$9.53

Total Return†	1.67%	5.72%	5.02%	4.82%	3.49%	1.03%	0.80%	5.32%	4.49%	4.29%	2.97%	0.53%

Ratios/Supplemental Data
Net Assets End of Period (000)	$156,126	$141,189	$89,520	$81,891	$81,317	$97,896	$4,638	$4,958	$640	$649	$821	$767
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.81%	0.85%	1.03%	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.81%	3.00%	3.52%	3.59%	3.52%	2.21%	2.41%	2.50%	3.02%	3.09%	3.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.53%	0.70%	0.83%	0.84%	0.77%	0.75%	0.81%	0.93%	1.33%	1.34%	1.27%	1.25%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.49%	2.64%	2.70%	3.21%	3.35%	3.30%	2.21%	2.33%	2.20%	2.71%	2.85%	2.82%
Portfolio Turnover Rate	26%	111%	64%	143%	22%	51%	26%	111%	64%	143%	22%	51%

	Intermediate Tax Exempt Bond Fund(1)
	Class C
	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.77	$9.63	$9.50	$9.44	$9.45	$9.69

Net Investment Income(2)	0.07	0.16	0.19	0.24	0.25	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.05)	0.30	0.16	0.11	–	(0.24)

Total from Investment Operations	0.02	0.46	0.35	0.35	0.25	–

Dividends from Net Investment Income	(0.07)	(0.18)	(0.18)	(0.24)	(0.25)	(0.24)
Distributions from Net Realized Capital Gains	–	(0.14)	(0.04)	(0.05)	(0.01)	–

Total Distributions	(0.07)	(0.32)	(0.22)	(0.29)	(0.26)	(0.24)

Net Asset Value, End of Period	$9.72	$9.77	$9.63	$9.50	$9.44	$9.45

Total Return†	0.23%	4.87%	3.75%	3.78%	2.57%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$222	$169	$7	$108	$105	$151
Ratio of Expenses to Average Net Assets	1.52%	1.50%	1.53%	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.65%	2.00%	2.52%	2.59%	2.52%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.52%	1.56%	1.83%	1.84%	1.77%	1.75%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.45%	1.59%	1.70%	2.21%	2.35%	2.30%
Portfolio Turnover Rate	26%	111%	64%	143%	22%	051%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)

On February 1, 2010, PNC National Tax-Exempt Bond Fund was reorganized into the Allegiant Intermediate Tax Exempt Bond Fund. The activity in the table presented above is for the accounting survivor, PNC National Tax-Exempt Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 0.99731521, 0.99686595, and 1.00306218 for Class I, Class A and Class C shares, respectively. See Note 1 in Financial Statements.

(2)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30 , 2010 and For the Years Ended May 31, unless otherwise indicated

	Maryland Tax Exempt Bond Fund
	Class I						Class A
	2010*	2010	2009	2008	2007	2006	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.25	$11.05	$10.82	$10.78	$10.77	$11.04	$11.24	$11.05	$10.82	$10.78	$10.77	$11.04

Net Investment Income(1)	0.16	0.31	0.35	0.39	0.40	0.39	0.14	0.26	0.29	0.34	0.34	0.34
Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.20	0.23	0.04	0.01	(0.27)	(0.01)	0.19	0.23	0.04	0.01	(0.27)

Total from Investment Operations	0.15	0.51	0.58	0.43	0.41	0.12	0.13	0.45	0.52	0.38	0.35	0.07

Dividends from Net Investment Income	(0.16)	(0.31)	(0.35)	(0.39)	(0.40)	(0.39)	(0.14)	(0.26)	(0.29)	(0.34)	(0.34)	(0.34)
Distributions from Net Realized Capital Gains	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	(0.16)	(0.31)	(0.35)	(0.39)	(0.40)	(0.39)	(0.14)	(0.26)	(0.29)	(0.34)	(0.34)	(0.34)

Net Asset Value, End of Period	$11.24	$11.25	$11.05	$10.82	$10.78	$10.77	$11.23	$11.24	$11.05	$10.82	$10.78	$10.77

Total Return†	1.31%	4.65%	5.46%	4.08%	3.83%	1.12%	1.16%	4.11%	4.94%	3.56%	3.32%	0.20%

Ratios/Supplemental Data
Net Assets End of Period (000)	$73,700	$78,154	$67,455	$52,261	$48,742	$51,328	$594	$635	$614	$604	$928	$1,001
Ratio of Expenses to Average Net Assets	0.53%	0.52%	0.53%	0.53%	0.53%	0.53%	0.81%	0.95%	1.03%	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.75%	3.21%	3.62%	3.68%	3.59%	2.48%	2.32%	2.71%	3.12%	3.18%	3.11%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.54%	0.75%	0.93%	0.96%	0.85%	0.82%	0.82%	1.19%	1.43%	1.46%	1.35%	1.32%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.76%	2.52%	2.81%	3.19%	3.36%	3.30%	2.47%	2.08%	2.31%	2.69%	2.86%	2.82%
Portfolio Turnover Rate	26%	43%	29%	39%	9%	25%	26%	43%	29%	39%	39%	25%

	Maryland Tax Exempt Bond Fund
	Class C
	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.25	$11.05	$10.83	$10.78	$10.77	$11.04

Net Investment Income(1)	0.10	0.20	0.24	0.28	0.29	0.28
Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.20	0.22	0.05	0.01	(0.27)

Total from Investment Operations	0.08	0.40	0.46	0.33	0.30	0.01

Dividends from Net Investment Income	(0.10)	(0.20)	(0.24)	(0.28)	(0.29)	(0.28)
Distributions from Net Realized Capital Gains	–	–	–	–	–	–

Total Distributions	(0.10)	(0.20)	(0.24)	(0.28)	(0.29)	(0.28)

Net Asset Value, End of Period	$11.23	$11.25	$11.05	$10.83	$10.78	$10.77

Total Return†	0.73%	3.61%	4.29%	3.14%	2.80%	0.12%

Ratios/Supplemental Data
Net Assets End of Period (000)	$12	$12	$12	$118	$114	$153
Ratio of Expenses to Average Net Assets	1.49%	1.52%	1.53%	1.53%	1.53%	1.52%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.75%	2.21%	2.62%	2.67%	2.59%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.49%	1.76%	1.93%	1.96%	1.85%	1.82%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.81%	1.51%	1.81%	2.19%	2.35%	2.29%
Portfolio Turnover Rate	26%	43%	29%	39%	9%	25%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

	Michigan Intermediate Municipal Bond Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$9.98	$9.96	$10.07	$10.16		$10.38	$10.80	$9.98	$9.96	$10.06	$10.15		$10.37	$10.79

Net Investment Income(1)	0.17	0.36	0.38	0.41		0.44	0.47	0.15	0.33	0.36	0.39		0.41	0.44
Realized and Unrealized Gain (Loss) on Investments	0.07	0.11	– **	0.11		(0.08)	(0.38)	0.04	0.11	0.01	0.11		(0.08)	(0.38)

Total from Investment Operations	0.24	0.47	0.38	0.52		0.36	0.09	0.19	0.44	0.37	0.50		0.33	0.06

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.17)	(0.36)	(0.38)	(0.41)		(0.44)	(0.47)	(0.15)	(0.33)	(0.36)	(0.39)		(0.41)	(0.44)
Distributions from Net Realized Capital Gains	–	(0.08)	(0.11)	(0.20)		(0.14)	(0.04)	–	(0.08)	(0.11)	(0.20)		(0.14)	(0.04)

Total Distributions	(0.17)	(0.45)	(0.49)	(0.61)		(0.58)	(0.51)	(0.15)	(0.42)	(0.47)	(0.59)		(0.55)	(0.48)

Net Asset Value, End of Period	$10.05	$9.98	$9.96	$10.07		$10.16	$10.38	$10.02	$9.98	$9.96	$10.06		$10.15	$10.37

Total Return†	2.35%	4.78%	3.92%	5.24%		3.48%	0.88%	1.91%	4.49%	3.76%	4.97%		3.22%	0.62%

Ratios/Supplemental Data
Net Assets End of Period (000)	$19,031	$21,843	$26,883	$36,528		$42,756	$64,058	$8,467	$10,817	$10,808	$11,971		$13,460	$18,193
Ratio of Expenses to Average Net Assets	0.61%	0.62%	0.62%	0.60%		0.58%	0.61%	0.88%	0.89%	0.88%	0.85%		0.83%	0.86%
Ratio of Net Investment Income to Average Net Assets	3.26%	3.63%	3.86%	4.07%		4.22%	4.42%	3.00%	3.35%	3.60%	3.82%		3.97%	4.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.61%	0.62%	0.68%	0.75%		0.73%	0.76%	0.88%	0.89%	0.93%	1.00%		0.98%	1.01%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.26%	3.63%	3.80%	3.92%		4.07%	4.27%	3.00%	3.35%	3.55%	3.67%		3.82%	4.02%
Portfolio Turnover Rate	39%	16%	6%	42%		47%	28%	39%	16%	6%	42%		47%	28%

	Michigan Intermediate Municipal Bond Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.00	$9.98	$10.09	$10.17		$10.39	$10.82

Net Investment Income(1)	0.12	0.26	0.29	0.31		0.34	0.38
Realized and Unrealized Gain (Loss) on Investments	0.06	0.11	– **	0.12		(0.08)	(0.40)

Total from Investment Operations	0.18	0.37	0.29	0.43		0.26	(0.02)

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.12)	(0.26)	(0.29)	(0.31)		(0.34)	(0.37)
Distributions from Net Realized Capital Gains	–	(0.08)	(0.11)	(0.20)		(0.14)	(0.04)

Total Distributions	(0.12)	(0.35)	(0.40)	(0.51)		(0.48)	(0.41)

Net Asset Value, End of Period	$10.06	$10.00	$9.98	$10.09		$10.17	$10.39

Total Return†	1.75%	3.73%	2.89%	4.31%		2.49%	(0.16)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$75	$73	$82	$55		$40	$172
Ratio of Expenses to Average Net Assets	1.60%	1.62%	1.61%	1.59%		1.56%	1.56%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.62%	2.84%	3.08%		3.24%	3.47%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.60%	1.62%	1.66%	1.74%		1.71%	1.71%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.26%	2.62%	2.79%	2.93%		3.09%	3.32%
Portfolio Turnover Rate	39%	16%	6%	42%		47%	28%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2010 and For the Years Ended May 31, unless otherwise indicated

	Ohio Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$11.40	$11.28	$11.09	$10.93		$10.94	$11.24	$11.36	$11.25	$11.05	$10.89		$10.91	$11.20

Net Investment Income(1)	0.18	0.38	0.40	0.41		0.41	0.41	0.16	0.35	0.37	0.38		0.38	0.39
Realized and Unrealized Gain (Loss) on Investments	0.05	0.17	0.19	0.16		(0.01)	(0.30)	0.07	0.16	0.20	0.16		(0.02)	(0.30)

Total from Investment Operations	0.23	0.55	0.59	0.57		0.40	0.11	0.23	0.51	0.57	0.54		0.36	0.09

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.18)	(0.38)	(0.40)	(0.41)		(0.41)	(0.41)	(0.17)	(0.35)	(0.37)	(0.38)		(0.38)	(0.38)
Distributions from Net Realized Capital Gains	–	(0.05)	–	–		–	–	–	(0.05)	–	–		–	–

Total Distributions	(0.18)	(0.43)	(0.40)	(0.41)		(0.41)	(0.41)	(0.17)	(0.40)	(0.37)	(0.38)		(0.38)	(0.38)

Net Asset Value, End of Period	$11.45	$11.40	$11.28	$11.09		$10.93	$10.94	$11.42	$11.36	$11.25	$11.05		$10.89	$10.91

Total Return†	2.03%	5.00%	5.43%	5.33%		3.69%	1.03%	1.98%	4.61%	5.27%	5.08%		3.33%	0.86%

Ratios/Supplemental Data
Net Assets End of Period (000)	$93,209	$96,103	$100,947	$109,258		$125,426	$140,658	$10,118	$11,660	$12,439	$9,772		$10,094	$10,509
Ratio of Expenses to Average Net Assets	0.53%	0.54%	0.57%	0.55%		0.56%	0.60%	0.81%	0.83%	0.82%	0.80%		0.81%	0.85%
Ratio of Net Investment Income to Average Net Assets	3.11%	3.37%	3.60%	3.74%		3.72%	3.73%	2.83%	3.08%	3.34%	3.49%		3.47%	3.48%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.53%	0.54%	0.62%	0.70%		0.71%	0.75%	0.81%	0.83%	0.87%	0.95%		0.96%	1.00%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	3.11%	3.37%	3.55%	3.59%		3.57%	3.58%	2.83%	3.08%	3.29%	3.34%		3.32%	3.33%
Portfolio Turnover Rate	17%	33%	11%	18%		39%	39%	17%	33%	11%	18%		39%	39%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$11.35	$11.23	$11.04	$10.88		$10.89	$11.18

Net Investment Income(1)	0.12	0.26	0.29	0.30		0.30	0.31
Realized and Unrealized Gain (Loss) on Investments	0.04	0.18	0.19	0.16		(0.01)	(0.29)

Total from Investment Operations	0.16	0.44	0.48	0.46		0.29	0.02

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.12)	(0.26)	(0.29)	(0.30)		(0.30)	(0.31)
Distributions from Net Realized Capital Gains	–	(0.05)	–	–		–	–

Total Distributions	(0.12)	(0.32)	(0.29)	(0.30)		(0.30)	(0.31)

Net Asset Value, End of Period	$11.39	$11.35	$11.23	$11.04		$10.88	$10.89

Total Return†	1.44%	3.96%	4.43%	4.31%		2.68%	0.16%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,003	$976	$635	$648		$612	$645
Ratio of Expenses to Average Net Assets	1.53%	1.55%	1.54%	1.53%		1.54%	1.55%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.34%	2.62%	2.76%		2.74%	2.78%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.53%	1.55%	1.59%	1.68%		1.69%	1.70%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.11%	2.34%	2.57%	2.61%		2.59%	2.63%
Portfolio Turnover Rate	17%	33%	11%	18%		39%	39%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

	Pennsylvania Intermediate Municipal Bond Fund
	Class I							Class A
	2010*	2010	2009	2008		2007	2006	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.67	$10.50	$10.40	$10.28		$10.28	$10.56	$10.69	$10.52	$10.42	$10.30		$10.30	$10.58

Net Investment Income(1)	0.15	0.32	0.34	0.36		0.37	0.37	0.13	0.29	0.32	0.34		0.34	0.35
Realized and Unrealized Gain (Loss) on Investments	0.04	0.22	0.18	0.17		0.03	(0.28)	0.04	0.22	0.18	0.17		0.03	(0.28)

Total from Investment Operations	0.19	0.54	0.52	0.53		0.40	0.09	0.17	0.51	0.50	0.51		0.37	0.07

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.15)	(0.32)	(0.34)	(0.36)		(0.37)	(0.37)	(0.13)	(0.29)	(0.32)	(0.34)		(0.34)	(0.35)
Distributions from Net Realized Capital Gains	–	(0.05)	(0.08)	(0.05)		(0.03)	–	–	(0.05)	(0.08)	(0.05)		(0.03)	–

Total Distributions	(0.15)	(0.37)	(0.42)	(0.41)		(0.40)	(0.37)	(0.13)	(0.34)	(0.40)	(0.39)		(0.37)	(0.35)

Net Asset Value, End of Period	$10.71	$10.67	$10.50	$10.40		$10.28	$10.28	$10.73	$10.69	$10.52	$10.42		$10.30	$10.30

Total Return†	1.76%	5.26%	5.18%	5.23%		3.89%	0.90%	1.62%	4.97%	4.92%	4.96%		3.63%	0.66%

Ratios/Supplemental Data
Net Assets End of Period (000)	$30,012	$28,931	$32,304	$34,317		$37,521	$44,427	$3,206	$3,932	$2,738	$2,199		$2,002	$1,941
Ratio of Expenses to Average Net Assets	0.58%	0.59%	0.60%	0.57%		0.58%	0.62%	0.85%	0.87%	0.85%	0.82%		0.83%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.74%	3.03%	3.32%	3.48%		3.54%	3.59%	2.48%	2.71%	3.06%	3.23%		3.29%	3.34%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.58%	0.59%	0.65%	0.72%		0.73%	0.77%	0.85%	0.87%	0.90%	0.97%		0.98%	1.02%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.74%	3.03%	3.27%	3.33%		3.39%	3.44%	2.48%	2.71%	3.01%	3.08%		3.14%	3.19%
Portfolio Turnover Rate	19%	55%	17%	25%		29%	52%	19%	55%	17%	25%		29%	52%

	Pennsylvania Intermediate Municipal Bond Fund
	Class C
	2010*	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$10.69	$10.51	$10.41	$10.29		$10.30	$10.57

Net Investment Income(1)	0.10	0.21	0.23	0.26		0.27	0.27
Realized and Unrealized Gain (Loss) on Investments	0.03	0.23	0.19	0.17		0.02	(0.27)

Total from Investment Operations	0.13	0.44	0.42	0.43		0.29	–

Payment from Affiliate(1)	–	–	–	–	**(2)	–	–

Dividends from Net Investment Income	(0.09)	(0.21)	(0.24)	(0.26)		(0.27)	(0.27)
Distributions from Net Realized Capital Gains	–	(0.05)	(0.08)	(0.05)		(0.03)	–

Total Distributions	(0.09)	(0.26)	(0.32)	(0.31)		(0.30)	(0.27)

Net Asset Value, End of Period	$10.73	$10.69	$10.51	$10.41		$10.29	$10.30

Total Return†	1.26%	4.30%	4.15%	4.19%		2.78%	0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,291	$1,954	$1,768	$620		$544	$790
Ratio of Expenses to Average Net Assets	1.58%	1.60%	1.58%	1.56%		1.57%	1.57%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.02%	2.24%	2.49%		2.55%	2.64%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.58%	1.60%	1.61%	1.71%		1.72%	1.72%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.76%	2.02%	2.21%	2.34%		2.40%	2.49%
Portfolio Turnover Rate	19%	55%	17%	25%		29%	52%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2010 and For the Years Ended May 31, unless otherwise indicated

	Tax Exempt Limited Maturity Bond Fund
	Class I						Class A
	2010*	2010	2009	2008	2007	2006	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.39	$10.26	$10.07	$9.86	$9.86	$9.98	$10.39	$10.27	$10.07	$9.87	$9.86	$9.98

Net Investment Income(1)	0.10	0.23	0.27	0.32	0.30	0.25	0.08	0.18	0.22	0.27	0.25	0.20
Realized and Unrealized Gain (Loss) on Investments	0.02	0.13	0.19	0.21	–	(0.12)	0.03	0.12	0.20	0.20	0.01	(0.12)

Total from Investment Operations	0.12	0.36	0.46	0.53	0.30	0.13	0.11	0.30	0.42	0.47	0.26	0.08

Dividends from Net Investment Income	(0.10)	(0.23)	(0.27)	(0.32)	(0.30)	(0.25)	(0.08)	(0.18)	(0.22)	(0.27)	(0.25)	(0.20)
Distributions from Net Realized Capital Gains	–	–	–	–	–	–	–	–	–	–	–	–

Total Distributions	(0.10)	(0.23)	(0.27)	(0.32)	(0.30)	(0.25)	(0.08)	(0.18)	(0.22)	(0.27)	(0.25)	(0.20)

Net Asset Value, End of Period	$10.41	$10.39	$10.26	$10.07	$9.86	$9.86	$10.42	$10.39	$10.27	$10.07	$9.87	$9.86

Total Return†	1.14%	3.53%	4.61%	5.41%	3.05%	1.34%	1.10%	2.98%	4.20%	4.77%	2.64%	0.84%

Ratios/Supplemental Data
Net Assets End of Period (000)	$126,357	$119,047	$75,564	$61,947	$59,047	$83,198	$737	$815	$927	$864	$932	$650
Ratio of Expenses to Average Net Assets	0.53%	0.52%	0.53%	0.53%	0.53%	0.52%	0.81%	0.96%	1.03%	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.21%	2.63%	3.15%	3.01%	2.53%	1.60%	1.77%	2.13%	2.65%	2.52%	2.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.53%	0.71%	0.87%	0.90%	0.79%	0.76%	0.81%	1.16%	1.37%	1.40%	1.30%	1.26%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	1.88%	2.02%	2.29%	2.78%	2.75%	2.29%	1.60%	1.57%	1.79%	2.28%	2.25%	1.82%
Portfolio Turnover Rate	71%	79%	77%	120%	13%	63%	71%	79%	77%	120%	13%	63%

	Tax Exempt Limited Maturity Bond Fund
	Class C
	2010*	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.38	$10.26	$10.07	$9.86	$9.86	$9.98

Net Investment Income(1)	0.05	0.13	0.17	0.22	0.20	0.15
Realized and Unrealized Gain (Loss) on Investments	0.03	0.12	0.19	0.21	–	(0.12)

Total from Investment Operations	0.08	0.25	0.36	0.43	0.20	0.03

Dividends from Net Investment Income	(0.05)	(0.13)	(0.17)	(0.22)	(0.20)	(0.15)
Distributions from Net Realized Capital Gains	–	–	–	–	–	–

Total Distributions	(0.05)	(0.13)	(0.17)	(0.22)	(0.20)	(0.15)

Net Asset Value, End of Period	$10.41	$10.38	$10.26	$10.07	$9.86	$9.86

Total Return†	0.74%	2.40%	3.58%	4.36%	2.03%	0.33%

Ratios/Supplemental Data
Net Assets End of Period (000)	$33	$34	$33	$111	$107	$105
Ratio of Expenses to Average Net Assets	1.52%	1.52%	1.52%	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average
Net Assets	0.89%	1.21%	1.64%	2.15%	2.01%	1.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.52%	1.72%	1.86%	1.90%	1.79%	1.76%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	0.89%	1.01%	1.30%	1.78%	1.75%	1.31%
Portfolio Turnover Rate	71%	79%	77%	120%	13%	63%

*	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 8.6%
Automotive — 3.2%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A 5.150%, 11/15/11	$383	$385
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3 1.250%, 11/21/12	1,965	1,973
Hyundai Auto Receivables Trust, Series 2010-B, Cl A3 0.970%, 04/15/15	1,190	1,190
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4 5.160%, 03/17/14	2,435	2,503
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3 1.310%, 01/20/14	1,565	1,572

		7,623
Credit Cards — 1.1%
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5 2.250%, 12/23/14	240	246
GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A 2.210%, 06/15/16	2,420	2,470

		2,716
Utilities — 4.3%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3 5.810%, 12/05/15	3,999	4,303
PSE&G Transition Funding LLC, Series 2001-1, Cl A8 6.890%, 12/15/17	5,050	6,111

		10,414

Total Asset Backed Securities (Cost $19,314)		20,753
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Freddie Mac, Series 2773, Cl CD 4.500%, 04/15/24	6,000	6,483
Ginnie Mae, Series 2009-111, Cl A 3.486%, 08/16/39	1,803	1,896

Total Collateralized Mortgage Obligations (Cost $7,559)		8,379
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Cl A2 5.655%, 11/15/44	1,825	1,897
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4 5.230%, 10/15/15	5,650	6,150

	Par (000)	Value (000)

Greenwich Capital Commercial Funding, Series 2004-GG1, Cl A4 4.755%, 06/10/36	$243	$244
Total Commercial Mortgage-Backed Securities (Cost $7,737)		8,291

CORPORATE BONDS — 36.2%
Cable — 2.2%
Comcast 5.150%, 03/01/20#	570	614
DIRECTV Holdings LLC 4.600%, 02/15/21#	800	803
Discovery Communications LLC 5.050%, 06/01/20	575	626
NBC Universal 5.150%, 04/30/20 144A	1,160	1,238
News America 6.650%, 11/15/37	645	719
Time Warner 4.700%, 01/15/21	575	604
Time Warner Cable 5.850%, 05/01/17#	665	759

		5,363

Consumer Discretionary — 0.4%
Hasbro 6.300%, 09/15/17	549	604
Stanley Black & Decker I 5.200%, 09/01/40	345	335

		939

Energy — 3.4%
Anadarko Petroleum 8.700%, 03/15/19	550	672
BP Capital Markets PLC 3.625%, 05/08/14#	975	1,012
ConocoPhillips 5.750%, 02/01/19#	625	738
Enterprise Products Operating LLC 5.600%, 10/15/14	1,000	1,115
EQT 8.125%, 06/01/19	340	410
Hess 5.600%, 02/15/41	500	500
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	627	677
Nexen 5.875%, 03/10/35	868	870
Suncor Energy 6.100%, 06/01/18	645	750
Sunoco 9.625%, 04/15/15	600	721
Weatherford International 5.125%, 09/15/20	605	615

		8,080

Financials — 9.7%
American Express 7.000%, 03/19/18#	725	859

See Notes to Financial Statements.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Ameriprise Financial 7.300%, 06/28/19	$665	$807
Bank of America 5.750%, 12/01/17	555	575
5.625%, 07/01/20#	325	327
Bank of America (MTN) 5.650%, 05/01/18	1,160	1,190
Bank of Nova Scotia 3.400%, 01/22/15	370	392
Barclays Bank PLC 6.750%, 05/22/19	1,070	1,214
BNY Mellon (MTN) 3.100%, 01/15/15	640	669
Capital One Bank USA NA 6.500%, 06/13/13	655	719
8.800%, 07/15/19	325	405
Caterpillar Financial Services (MTN) 5.450%, 04/15/18	650	741
Citigroup 5.125%, 05/05/14	975	1,044
6.010%, 01/15/15	632	689
First Niagara Financial Group 6.750%, 03/19/20	700	755
General Electric Capital (MTN) 3.500%, 06/29/15	455	470
5.875%, 01/14/38	1,220	1,195
Goldman Sachs Group 5.950%, 01/18/18#	915	993
6.150%, 04/01/18	505	553
HSBC Bank USA NA 4.625%, 04/01/14	650	689
4.875%, 08/24/20	600	608
International Lease Finance 6.500%, 09/01/14# 144A	350	367
JPMorgan Chase 6.000%, 01/15/18	1,800	2,029
JPMorgan Chase Capital XV 5.875%, 03/15/35	600	600
Merrill Lynch (MTN) 6.875%, 04/25/18	215	236
Morgan Stanley 4.000%, 07/24/15	450	457
5.500%, 01/26/20	600	605
Rabobank Nederland 2.125%, 10/13/15	995	981
USB Capital XIII Trust 6.625%, 12/15/39#	775	780
Wachovia Capital Trust III 5.800%, 03/15/42 (A)	1,260	1,058
Westpac Banking 3.000%, 08/04/15	1,265	1,288

		23,295

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19 144A	625	803
PepsiCo 5.500%, 01/15/40	660	707

		1,510

	Par (000)	Value (000)

Industrials — 0.9%
CRH America 4.125%, 01/15/16	$290	$289
Lockheed Martin 5.500%, 11/15/39	550	570
Republic Services 5.000%, 03/01/20	500	544
United Technologies 5.700%, 04/15/40#	600	666

		2,069

Insurance — 2.2%
AON 3.500%, 09/30/15	575	583
Berkshire Hathaway Finance 5.750%, 01/15/40	575	592
Hartford Financial Services Group 6.300%, 03/15/18	465	502
MetLife 7.717%, 02/15/19	1,040	1,292
Principal Financial Group 8.875%, 05/15/19	625	803
Prudential Financial 5.375%, 06/21/20	75	80
Prudential Financial (MTN) 7.375%, 06/15/19	685	822
Reinsurance Group of America 6.450%, 11/15/19	625	679

		5,353

Materials — 1.1%
ArcelorMittal 7.000%, 10/15/39#	585	592
Dow Chemical 8.550%, 05/15/19	750	947
Potash Corp of Saskatchewan 3.250%, 12/01/17	465	463
Vale Overseas 4.625%, 09/15/20	625	630

		2,632

Real Estate Investment Trusts — 1.7%
AMB Property LP 4.500%, 08/15/17	320	323
6.625%, 12/01/19	370	416
CommonWealth REIT 5.875%, 09/15/20	785	778
Digital Realty Trust LP 5.875%, 02/01/20	975	1,024
Realty Income 6.750%, 08/15/19	705	819
Simon Property Group LP 5.875%, 03/01/17	615	696

		4,056

Retail — 1.9%
AutoZone 4.000%, 11/15/20	610	589
Home Depot 5.875%, 12/16/36	625	654
Kohl’s 6.875%, 12/15/37	650	767

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Kroger 6.400%, 08/15/17	$915	$1,069
TJX 6.950%, 04/15/19	595	749
Wal-Mart Stores 5.250%, 09/01/35	650	670
5.625%, 04/01/40	175	189

		4,687

Sovereign Agency — 1.0%
Export Development Canada 2.250%, 05/28/15	2,350	2,423

Technology — 1.2%
International Business Machines 7.625%, 10/15/18	600	788
KLA-Tencor 6.900%, 05/01/18	525	590
Oracle 6.125%, 07/08/39	550	628
Xerox 6.400%, 03/15/16	735	854

		2,860

Telecommunications — 2.0%
America Movil SAB de CV 5.000%, 03/30/20	630	671
AT&T 6.300%, 01/15/38	1,150	1,226
British Telecommunications PLC 9.375%, 12/15/10	575	577
GTE 6.940%, 04/15/28	1,525	1,722
Telefonica Emisiones SAU 3.729%, 04/27/15	665	676

		4,872

Transportation — 0.2%
Burlington Northern Santa Fe 5.750%, 03/15/18	440	506
U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 4.4%
General Electric Capital (MTN) (TLGP) (FDIC) 2.125%, 12/21/12#	5,245	5,406
JPMorgan Chase (TLGP) (FDIC) 2.125%, 12/26/12#	4,250	4,380
State Street (TLGP) (FDIC) 2.150%, 04/30/12	710	726

		10,512

Utilities — 3.3%
Appalachian Power 4.950%, 02/01/15	875	960
Bruce Mansfield Unit 6.850%, 06/01/34	564	574
Dominion Resources 7.000%, 06/15/38	530	655
Exelon Generation LLC 6.200%, 10/01/17	215	249
5.200%, 10/01/19	550	595

	Par (000)	Value (000)

Midamerican Energy Holdings 6.125%, 04/01/36	$1,075	$1,194
Nisource Finance 6.400%, 03/15/18	880	1,003
Potomac Electric Power 6.500%, 11/15/37	360	424
Progress Energy 7.050%, 03/15/19	580	708
Puget Sound Energy 5.757%, 10/01/39	585	602
Xcel Energy 4.700%, 05/15/20	895	966

		7,930
Total Corporate Bonds (Cost $81,719)		87,087

MUNICIPAL BONDS — 0.5%
Ohio — 0.3%
Ohio State University (RB) 4.910%, 06/01/40	700	645

Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	570	566
Total Municipal Bonds (Cost $1,286)		1,211

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 25.1%
Federal Home Loan Mortgage Corporation — 2.9%
Federal Home Loan Mortgage Corporation
9.500%, 10/01/20	63	71
8.500%, 09/01/16	2	2
8.000%, 07/01/25	52	61
7.500%, 05/01/11	6	6
7.000%, 11/01/28	283	326
4.875%, 11/15/13	2,455	2,745
4.500%, 07/01/40	3,609	3,752

		6,963

Federal National Mortgage Association — 21.7%
Federal National Mortgage Association
9.500%, 05/01/18	9	10
9.000%, 11/01/24	132	157
7.000%, 01/01/33	123	140
7.000%, 10/01/33	97	111
6.000%, 07/01/28	1	1
6.000%, 01/01/34	118	131
6.000%, 09/01/36	2,143	2,352
6.000%, 02/01/37	294	320
6.000%, 08/01/38	970	1,056
6.000%, 09/01/38	2,528	2,785
5.500%, 12/01/33	5,677	6,145
5.500%, 05/01/35	982	1,060
5.500%, 12/01/36	4,814	5,196
5.000%, 06/01/20	2,361	2,529
5.000%, 10/01/35	6,580	7,000
5.000%, 11/01/35	642	683
4.500%, 08/01/20	4,373	4,656
4.500%, 10/01/20	1,990	2,115
4.500%, 03/01/21	3,595	3,827

See Notes to Financial Statements.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 09/01/35	$2,216	$2,318
4.500%, 10/01/39	9,161	9,548

		52,140

Government National Mortgage Association — 0.5%
Government National Mortgage Association
8.500%, 11/15/21	33	39
8.500%, 07/15/22	12	14
8.250%, 04/20/17	3	2
8.000%, 01/15/30	229	273
6.500%, 06/15/32	129	147
6.000%, 08/15/32	70	78
6.000%, 02/15/33	642	715
6.000%, 11/15/34	8	9

		1,277

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $57,026)		60,380

U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Bond — 2.4%
4.500%, 02/15/36	5,270	5,694

U.S. Treasury Notes — 16.3%
4.875%, 07/31/11	1,900	1,958
3.375%, 11/15/19	355	377
2.250%, 01/31/15	920	961
1.375%, 04/15/12	3,675	3,727
1.375%, 01/15/13	2,565	2,612
1.000%, 07/31/11	29,370	29,517

		39,152

Total U.S. Treasury Obligations
(Cost $44,878)		44,846

	Number of Shares
PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	60,500	36
Freddie Mac	44,080	26

Total Preferred Stocks
(Cost $2,502)		62

AFFILIATED MONEY MARKET FUND — 3.6%
PNC Advantage Institutional Money Market Fund, Class I†	8,562,754	$8,563

Total Affiliated Money Market Fund
(Cost $8,563)		8,563

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.7%
(Cost $230,584)		239,572

Number of Shares	Value (000)

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.7%
Money Market Funds — 3.5%
AIM STIT Liquid Assets Portfolio	1,264,177	$1,264
Dreyfus Institutional Cash Advantage Fund	1,653,470	1,654
Federated Prime Obligations Fund	430,526	431
FFI Select Institutional Fund	1,676,409	1,676
Fidelity Institutional Prime Money Market Fund	1,676,409	1,676
Western Asset Instititutional Cash Reserve	1,676,409	1,676

		8,377

	Par (000)
Repurchase Agreements — 1.2%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,374,115, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $1,383,506)	$1,374	1,374
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $168,379, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $171,743)	168	169
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,374,115, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $1,401,613)	1,374	1,374

		2,917

Total Short Term Investments Purchased With Collateral From Securities Loaned
(Cost $11,294)‡		11,294
TOTAL INVESTMENTS — 104.4%
(Cost $241,878)*		250,866
Other Assets & Liabilities – (4.4)%		(10,474)
TOTAL NET ASSETS — 100.0%		$240,392

*   Aggregate cost for Federal income tax purposes is (000) $241,902.

Gross unrealized appreciation (000)	$11,984
Gross unrealized depreciation (000)	(3,020)

Net unrealized appreciation (000)	$8,964

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 11,054 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2010.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $2,408 (000) and represents 1.0% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 8,563	$ –	$–	$ 8,563

Asset-Backed Securities	–	20,753	–	20,753

Collateralized Mortgage Obligations	–	8,379	–	8,379

Commercial Mortgage-Backed Securities	–	8,291	–	8,291

Corporate Bonds	–	87,087	–	87,087

Municipal Bonds	–	1,211	–	1,211

Preferred Stocks	62	–	–	62

Short Term Investments Purchased With Collateral From Securities Loaned	8,377	2,917	–	11,294

U.S. Government Agency Mortgage- Backed Obligations	–	60,380	–	60,380

U.S. Treasury Obligations	–	44,846	–	44,846

Total Assets – Investments in Securities	$17,002	$233,864	$–	$250,866

See Notes to Financial Statements.

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
Fannie Mae, Series 2003-56, Cl MB 4.500%, 06/25/18	$1,292	$1,414
Freddie Mac, Series 1273, Cl Z 7.500%, 05/15/22	50	59
Freddie Mac, Series 2642, Cl JE 5.000%, 09/15/32	1,500	1,661
Freddie Mac, Series 2723, Cl PD 5.500%, 05/15/32	2,131	2,269
Freddie Mac, Series 2881, Cl TE 5.000%, 07/15/33	5,140	5,624
Freddie Mac, Series 3064, Cl OG 5.500%, 06/15/34	1,050	1,164
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I 8.250%, 06/25/19	54	55

Total Collateralized Mortgage Obligations (Cost $11,222)		12,246

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 86.0%
Federal Home Loan Mortgage Corporation — 10.0%
12.250%, 08/01/15	19	20
9.000%, 04/01/16 to 09/01/20	57	64
8.750%, 05/01/17	8	8
8.500%, 09/01/17 to 01/01/22	66	72
8.000%, 02/01/17 to 03/01/22	51	57
7.000%, 05/01/31	78	90
6.000%, 10/01/32	543	597
5.500%, 03/01/28 to 12/01/36	4,504	4,840
5.000%, 11/01/35	2,539	2,694
4.500%, 03/01/40 to 07/01/40	5,688	5,932

		14,374

Federal National Mortgage Association — 66.8%
12.500%, 05/01/15	7	8
11.250%, 05/01/14	8	8
10.000%, 06/01/21	9	10
9.000%, 02/01/17 to 10/01/19	10	11
8.500%, 11/01/21 to 09/01/23	26	30
8.000%, 02/01/23 to 03/01/23	9	11
7.500%, 09/01/22 to 05/01/32	442	509
7.000%, 12/01/15 to 10/01/32	395	448
6.500%, 12/01/12 to 02/01/38	3,100	3,496
6.000%, 06/01/27 to 08/01/38	16,619	18,228
5.500%, 09/01/17 to 03/01/36	18,614	20,150
5.000%, 06/01/18 to 10/01/39	23,115	24,653
4.500%, 04/01/18 to 08/01/40	23,947	25,175
4.000%, 04/01/39	3,107	3,162

		95,899

Government National Mortgage Association — 9.2%
17.000%, 11/15/11	6	6
15.000%, 06/15/11 to 01/15/13	128	130
14.000%, 05/15/11 to 02/15/15	30	30
13.500%, 04/15/11 to 01/20/15	67	71
13.000%, 03/15/11 to 06/15/15	85	86
12.500%, 10/15/13 to 11/20/15	85	89
12.000%, 08/15/12 to 09/15/15	96	98
11.500%, 02/15/13 to 08/15/14	29	29
9.250%, 12/20/16 to 05/15/21	33	38

	Par (000)	Value (000)
9.000%, 04/15/16 to 11/15/24	$211	$240
8.750%, 12/15/16	37	42
8.500%, 01/15/17 to 09/15/24	193	220
8.000%, 04/15/17 to 05/20/30	508	594
7.500%, 09/20/15 to 09/20/30	1,085	1,248
7.000%, 06/15/11 to 06/15/32	1,775	2,035
6.500%, 10/15/22 to 09/15/31	1,416	1,608
6.000%, 07/20/29	466	515
5.000%, 10/15/39	2,756	2,970
4.500%, 03/15/39	3,017	3,192

		13,241

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $115,578)		123,514

U.S. TREASURY OBLIGATION — 1.7%
U.S. Treasury Note — 1.7%
1.375%, 01/15/13	2,490	2,536

Total U.S. Treasury Obligation (Cost $2,517)		2,536

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.7%
PNC Advantage Institutional Money Market Fund, Class I†	5,297,338	5,297

Total Affiliated Money Market Fund (Cost $5,297)		5,297

TOTAL INVESTMENTS — 99.9%
(Cost $134,614)*		143,593

Other Assets & Liabilities – 0.1%		75

TOTAL NET ASSETS — 100.0%		$143,668

* Aggregate cost for Federal income tax purposes is (000) $134,614.

Gross unrealized appreciation (000)	$9,067
Gross unrealized depreciation (000)	(88)

Net unrealized appreciation (000)	$8,979

†	See Note 3 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 5,297	$ –	$ –	$ 5,297

Collateralized Mortgage Obligations	–	12,246	–	12,246

U.S. Government Agency Mortgage- Backed Obligations	–	123,514	–	123,514
U.S. Treasury Obligation	–	2,536	–	2,536

Total Assets – Investments in Securities
	$5,297	$138,296	$ –	$143,593

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Collateralized Mortgage Obligation (000)
Balance, 05/31/10	$ 76
Accrued discounts/premiums	–(A)
Realized gain (loss)	–(A)
Change in unrealized appreciation (depreciation)	6
Purchases	–
Sales	–
Paydowns	(14)
Transfers in and/or out of Level 3	(68)

Balance, 11/30/10	$ –

(A) Value is less than $500.

See Notes to Financial Statements.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 95.7%
Airlines — 1.9%
Delta Air Lines 9.500%, 09/15/14 144A	$90	$98

Automotive — 5.0%
Lear 7.875%, 03/15/18	125	134
Motors Liquidation 8.375%, 07/15/33# (A)	405	127

		261

Cable — 3.1%
Belo 8.000%, 11/15/16	150	161

Consumer Discretionary — 3.0%
Pulte Homes 6.375%, 05/15/33	200	156

Consumer Non-Cyclical — 3.1%
Interface 7.625%, 12/01/18 144A	65	66
Quiksilver 6.875%, 04/15/15	100	95

		161

Consumer Services — 12.8%
Iron Mountain 8.750%, 07/15/18	100	105
MGM Mirage 11.125%, 11/15/17	165	187
Royal Caribbean Cruises 11.875%, 07/15/15	95	116
Speedway Motorsports 6.750%, 06/01/13	100	100
Universal City Development Partners 10.875%, 11/15/16	150	163

		671

Consumer Staples — 2.1%
TreeHouse Foods 7.750%, 03/01/18	100	108

Energy — 22.3%
Anadarko Petroleum 7.950%, 06/15/39	150	167
Cloud Peak Energy Resources LLC 8.500%, 12/15/19	100	110
Copano Energy LLC 7.750%, 06/01/18	125	125
Encore Acquisition 9.500%, 05/01/16	100	110
MarkWest Energy Partners LP 8.500%, 07/15/16	150	156
OPTI Canada 9.000%, 12/15/12 144A	200	199
PHI 8.625%, 10/15/18 144A	100	101
Tesoro 9.750%, 06/01/19	180	198

		1,166

	Par (000)	Value (000)

Financials — 2.1%
Wells Fargo Capital XV 9.750%, 09/26/49 (B)	$100	$111

Food, Beverage & Tobacco — 2.2%
Del Monte 7.500%, 10/15/19	100	113

Healthcare — 6.7%
HCA 8.500%, 04/15/19	175	191
Mylan 7.875%, 07/15/20 144A	150	160

		351

Industrials — 15.4%
H&E Equipment Services 8.375%, 07/15/16	160	161
Hawker Beechcraft Acquisition LLC 8.500%, 04/01/15	150	112
K Hovnanian Enterprises 10.625%, 10/15/16	150	152
Masco 7.125%, 03/15/20	100	105
Spirit Aerosystems 7.500%, 10/01/17	50	52
Terex 10.875%, 06/01/16	100	115
USG 6.300%, 11/15/16	125	109

		806

Materials — 4.0%
Clearwater Paper 7.125%, 11/01/18 144A	100	102
Rock-Tenn 9.250%, 03/15/16	100	108

		210

Retail — 2.2%
Limited Brands 8.500%, 06/15/19	100	115

Technology — 6.4%
BE Aerospace 8.500%, 07/01/18	150	163
Sungard Data Systems 10.625%, 05/15/15#	160	174

		337

Transportation — 1.5%
Kansas City Southern de Mexico SA de CV 8.000%, 02/01/18	75	81

Utilities — 1.9%
Calpine 7.500%, 02/15/21 144A	100	98

Total Corporate Bonds (Cost $4,654)		5,004

See Notes to Financial Statements.

	Number of Shares	Value (000)
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	10,000	$6
Freddie Mac	3,000	2

Total Preferred Stocks (Cost $324)		8

AFFILIATED MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market Fund, Class I†	184,459	184

Total Affiliated Money Market Fund (Cost $184)		184

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.3% (Cost $5,162)		5,196

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.2%

Money Market Funds — 4.6%
AIM STIT Liquid Assets Portfolio	36,149	36
Dreyfus Institutional Cash Advantage Fund	47,281	47
Federated Prime Obligations Fund	12,311	13
FFI Select Institutional Fund	47,937	48
Fidelity Institutional Prime Money Market Fund	47,937	48
Western Asset Instititutional Cash Reserve	47,937	48

		240
	Par (000)
Repurchase Agreements — 1.6%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $39,293, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $39,561)	$39	39
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $4,815, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $4,911),	5	5
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $39,293, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $40,079)	39	39

		83

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $323)‡		323

TOTAL INVESTMENTS — 105.5%
(Cost $5,485)*		5,519

Other Assets & Liabilities – (5.5)%		(290)

TOTAL NET ASSETS — 100.0%		$5,229

*  Aggregate cost for Federal income tax purposes is (000) $5,548.

Gross unrealized appreciation (000)	$375
Gross unrealized depreciation (000)	(404)

Net unrealized depreciation (000)	$(29)

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 317 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Security in default.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2010.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $824 (000) and represents 15.8% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 74

See Notes to Financial Statements.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 184	$ –	$–	$ 184

Corporate Bonds	–	5,004	–	5,004

Preferred Stocks	8	–	–	8

Short Term Investments Purchased With Collateral From Securities Loaned	240	83	–	323

Total Assets – Investments in Securities	$432	$5,087	$–	$5,519

See Notes to Financial Statements.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 8.8%
Automotive — 5.0%
BMW Vehicle Lease Trust, Series 2010-1, Cl A3 0.820%, 04/15/13	$1,300	$1,297
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A 4.680%, 10/15/12	2,221	2,260
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A 5.150%, 11/15/11	467	469
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3 1.250%, 11/21/12	2,865	2,877
Hyundai Auto Receivables Trust, Series 2010-B, Cl A3 0.970%, 04/15/15	2,105	2,105
Nissan Auto Lease Trust, Series 2010-A, Cl A3 1.390%, 01/15/16	3,525	3,541
USAA Auto Owner Trust, Series 2009-2, Cl A3 1.540%, 02/18/14	2,000	2,013
Volkswagen Auto Lease Trust, Series 2010-A, Cl A3 0.990%, 03/20/13	1,650	1,645
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3 1.310%, 01/20/14	2,140	2,150

		18,357

Credit Cards — 1.8%
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5 2.250%, 12/23/14	3,145	3,220
GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A 2.210%, 06/15/16	3,400	3,470

		6,690

Utilities — 2.0%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8 6.890%, 12/15/17	6,000	7,261

Total Asset Backed Securities (Cost $31,037)		32,308

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Freddie Mac, Series 2854, Cl DL 4.000%, 09/15/19	5,700	6,107
Ginnie Mae, Series 2003-113, Cl VB 4.500%, 02/16/22	5,035	5,346

Total Collateralized Mortgage Obligations (Cost $10,427)		11,453

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Cl A2 5.655%, 11/15/44	$3,250	$3,379

Total Commercial Mortgage-Backed Securities (Cost $3,392)		3,379

CORPORATE BONDS — 51.2%
Automotive — 0.3%
PACCAR 6.875%, 02/15/14	850	987

Cable — 2.3%
Comcast 5.700%, 05/15/18	1,163	1,311
DIRECTV Holdings LLC 4.600%, 02/15/21#	1,210	1,214
Discovery Communications LLC 5.050%, 06/01/20	1,420	1,545
NBC Universal 5.150%, 04/30/20 144A	1,660	1,772
Time Warner 4.700%, 01/15/21	1,425	1,497
Time Warner Cable 5.850%, 05/01/17#	895	1,022

		8,361

Consumer Discretionary — 0.3%
Hasbro 6.300%, 09/15/17	1,026	1,128

Energy — 4.3%
Anadarko Petroleum 8.700%, 03/15/19#	800	978
BP Capital Markets PLC 3.625%, 05/08/14	1,820	1,890
Chevron 3.950%, 03/03/14	15	16
ConocoPhillips 5.750%, 02/01/19	890	1,051
EQT 8.125%, 06/01/19	475	573
Hess 8.125%, 02/15/19	810	1,052
Kinder Morgan Energy Partners LP 5.950%, 02/15/18	1,110	1,245
Nexen 6.200%, 07/30/19#	900	1,040
Occidental Petroleum 4.125%, 06/01/16	10	11
Suncor Energy 6.100%, 06/01/18	1,330	1,547
Sunoco 9.625%, 04/15/15	750	901
Weatherford International 5.125%, 09/15/20	850	864
Williams Partners LP 4.125%, 11/15/20	1,130	1,113
XTO Energy 5.500%, 06/15/18	2,915	3,466

		15,747

See Notes to Financial Statements.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — 12.9%
American Express 7.000%, 03/19/18	$1,553	$1,841
Ameriprise Financial 7.300%, 06/28/19	970	1,177
Bank of America 5.625%, 07/01/20#	470	473
Bank of America (MTN) 5.650%, 05/01/18	1,565	1,605
Bank of Nova Scotia 3.400%, 01/22/15#	750	794
Barclays Bank PLC 6.750%, 05/22/19	1,025	1,163
BNY Mellon (MTN) 4.600%, 01/15/20	10	11
Capital One Bank USA NA 8.800%, 07/15/19	1,725	2,147
Caterpillar Financial Services (MTN) 6.125%, 02/17/14 5.450%, 04/15/18	1,495 825	1,715 941
Citigroup 5.125%, 05/05/14 6.010%, 01/15/15	2,310 685	2,474 747
Credit Suisse AG 5.400%, 01/14/20	1,620	1,680
First Niagara Financial Group 6.750%, 03/19/20	980	1,057
General Electric Capital 5.500%, 01/08/20#	4,890	5,235
Goldman Sachs Group 5.950%, 01/18/18# 6.150%, 04/01/18	817 1,475	887 1,616
HSBC Bank PLC 4.125%, 08/12/20# 144A	1,300	1,286
John Deere Capital (MTN) 2.800%, 09/18/17	725	726
JPMorgan Chase 6.000%, 01/15/18	4,140	4,667
Merrill Lynch (MTN) 6.875%, 04/25/18	1,085	1,192
Morgan Stanley 5.300%, 03/01/13 4.000%, 07/24/15 5.500%, 01/26/20	15 720 725	16 731 730
National Rural Utilities Cooperative Finance 1.125%, 11/01/13	1,000	996
Rabobank Nederland 2.125%, 10/13/15	1,270	1,252
Royal Bank of Canada (MTN) 2.625%, 12/15/15	1,400	1,441
Santander US Debt SA Unipersonal 2.991%, 10/07/13 144A	2,000	1,959
TIAA Global Markets 4.950%, 07/15/13 144A	1,000	1,095
UBS AG (MTN) 5.750%, 04/25/18#	925	1,024
Wachovia 5.625%, 10/15/16 5.750%, 02/01/18#	1,395 1,275	1,564 1,430
Wells Fargo 5.625%, 12/11/17	415	465

	Par (000)	Value (000)

Westpac Banking 3.000%, 08/04/15	$1,435	$1,461

		47,598

Food, Beverage & Tobacco — 2.1%
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19 144A	750	964
Coca-Cola 0.336%, 05/15/12 (A)	1,000	1,001
Diageo Capital PLC 5.750%, 10/23/17#	1,165	1,359
General Mills 5.650%, 02/15/19	990	1,137
Kellogg 4.450%, 05/30/16	10	11
Kroger 6.150%, 01/15/20	1,050	1,219
PepsiCo 7.900%, 11/01/18	483	639
Safeway 3.950%, 08/15/20	1,500	1,474

		7,804

Healthcare — 0.4%
Abbott Laboratories 5.125%, 04/01/19	10	11
Amgen 5.700%, 02/01/19	10	12
Mead Johnson Nutrition 3.500%, 11/01/14	1,350	1,416
Novartis Securities Investment 5.125%, 02/10/19	10	11

		1,450

Industrials — 1.5%
Boeing 1.875%, 11/20/12 5.000%, 03/15/14	975 10	995 11
CRH America 4.125%, 01/15/16	500	499
Deere 4.375%, 10/16/19	15	16
Emerson Electric 4.875%, 10/15/19	10	11
GATX 4.750%, 10/01/12	940	988
General Electric 5.250%, 12/06/17	45	49
Lockheed Martin 4.250%, 11/15/19	1,785	1,896
Republic Services 5.000%, 03/01/20	850	925
United Technologies 6.125%, 02/01/19	10	12

		5,402

Insurance — 3.0%
ACE INA Holdings 2.600%, 11/23/15	470	467
AON 3.500%, 09/30/15	800	812

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
Berkshire Hathaway 3.200%, 02/11/15	$1,700	$1,782
Hartford Financial Services Group 6.300%, 03/15/18	430	464
MetLife 6.817%, 08/15/18	935	1,106
7.717%, 02/15/19	1,250	1,553
New York Life Global Funding 4.650%, 05/09/13 144A	1,340	1,443
Principal Financial Group 8.875%, 05/15/19	875	1,124
Prudential Financial 5.375%, 06/21/20	300	319
Prudential Financial (MTN) 7.375%, 06/15/19	965	1,158
Reinsurance Group of America 6.450%, 11/15/19	955	1,037

		11,265

Materials — 0.9%
ArcelorMittal 5.250%, 08/05/20	655	649
Dow Chemical 8.550%, 05/15/19	750	947
Potash Corp of Saskatchewan 3.250%, 12/01/17	725	722
Vale Overseas 4.625%, 09/15/20	890	897

		3,215

Real Estate Investment Trusts — 1.8%
AMB Property LP 4.500%, 08/15/17	550	555
6.625%, 12/01/19	450	506
Boston Properties LP 4.125%, 05/15/21	950	922
CommonWealth REIT 5.875%, 09/15/20	910	902
Digital Realty Trust LP 5.875%, 02/01/20	1,510	1,586
Realty Income 5.950%, 09/15/16	1,035	1,148
Simon Property Group LP 5.875%, 03/01/17	1,090	1,233

		6,852

Retail — 1.7%
AutoZone 4.000%, 11/15/20	1,100	1,062
Home Depot 3.950%, 09/15/20#	720	729
Kohl’s 6.250%, 12/15/17	475	561
McDonald’s (MTN) 5.000%, 02/01/19	10	11
TJX 6.950%, 04/15/19	1,300	1,636
Wal-Mart Stores 5.800%, 02/15/18	10	12
3.625%, 07/08/20#	2,135	2,142

		6,153

	Par (000)	Value (000)

Sovereign Agency — 0.5%
Export Development Canada 2.250%, 05/28/15	$1,780	$1,835

Technology — 2.5%
Amphenol 4.750%, 11/15/14	1,100	1,184
Hewlett-Packard 6.125%, 03/01/14	10	11
3.750%, 12/01/20	2,375	2,383
International Business Machines 7.625%, 10/15/18	1,100	1,445
KLA-Tencor 6.900%, 05/01/18	1,140	1,283
Microsoft 3.000%, 10/01/20	1,750	1,713
Xerox 6.400%, 03/15/16	690	801
5.625%, 12/15/19	430	476

		9,296

Telecommunications — 3.3%
America Movil SAB de CV 5.000%, 03/30/20	1,485	1,582
AT&T 5.800%, 02/15/19	1,930	2,252
British Telecommunications PLC 9.375%, 12/15/10	760	762
Broadcom 2.375%, 11/01/15 144A	660	658
Corning 6.625%, 05/15/19	860	1,028
4.250%, 08/15/20#	525	539
Deutsche Telekom International Finance BV 5.750%, 03/23/16	1,250	1,436
GTE 6.840%, 04/15/18	600	704
Telefonica Emisiones SAU 3.729%, 04/27/15	755	768
Verizon Communications 5.500%, 02/15/18	1,270	1,441
8.750%, 11/01/18	855	1,153
6.350%, 04/01/19	10	12

		12,335

Transportation — 0.9%
Burlington Northern Santa Fe 3.600%, 09/01/20	845	842
Norfolk Southern 7.700%, 05/15/17	1,000	1,248
Union Pacific 5.750%, 11/15/17	1,078	1,238

		3,328

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 10.0%
Ally Financial 0.291%, 12/19/12 (A)	2,170	2,171
Bank of America (MTN) (TLGP) (FDIC) 3.125%, 06/15/12	1,520	1,580
Citigroup (TLGP) (FDIC) 2.875%, 12/09/11	1,705	1,747

See Notes to Financial Statements.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 ( Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — continued
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11#	$6,780	$6,959
2.125%, 12/21/12	7,355	7,581
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	10	10
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	880	902
2.125%, 12/26/12#	7,280	7,503
State Street (TLGP) (FDIC)
2.150%, 04/30/12	1,015	1,038
Wells Fargo (MTN) (TLGP) (FDIC)
0.512%, 06/15/12 (A)	7,610	7,641

		37,132

Utilities — 2.5%
Appalachian Power
4.950%, 02/01/15	985	1,081
Dominion Resources
6.400%, 06/15/18	1,000	1,202
Duke Energy Indiana
6.050%, 06/15/16	1,070	1,250
Exelon Generation LLC
6.200%, 10/01/17	875	1,012
Metropolitan Edison
7.700%, 01/15/19	900	1,094
Midamerican Energy Holdings
5.750%, 04/01/18	1,335	1,547
Nisource Finance
6.400%, 03/15/18	875	997
Progress Energy
7.050%, 03/15/19	800	977

		9,160

Total Corporate Bonds (Cost $179,586)		189,048

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 6.5%
Federal National Mortgage Association — 6.5%
5.500%, 08/01/33	56	61
5.500%, 12/01/36	3,574	3,858
5.500%, 03/01/38	2,832	3,047
5.000%, 02/01/35	5,338	5,681
5.000%, 08/01/35	56	59
5.000%, 03/01/36	3,916	4,166
4.500%, 08/01/20	4,232	4,506
4.500%, 04/01/23	2,444	2,581

		23,959

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	50	54

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $22,401)		24,013

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 28.0%
U.S. Treasury Notes — 28.0%
4.875%, 07/31/11	$15,420	$ 15,893
4.750%, 05/15/14	15	17
4.250%, 08/15/13	28,405	31,175
3.375%, 11/15/19	2,860	3,038
2.375%, 08/31/14	935	982
2.250%, 01/31/15	17,140	17,902
1.375%, 04/15/12	215	218
1.375%, 01/15/13	10,920	11,121
1.125%, 12/15/11	40	40
1.000%, 07/31/11	22,830	22,944

		103,330

Total U.S. Treasury Obligations (Cost $102,120)		103,330

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Class I†	2,731,863	2,732

Total Affiliated Money Market Fund (Cost $2,732)		2,732

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.2% (Cost $351,695)		366,263

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.8%
Money Market Funds — 5.0%
AIM STIT Liquid Assets Portfolio	2,784,905	2,785
Dreyfus Institutional Cash Advantage Fund	3,642,492	3,643
Federated Prime Obligations Fund	948,422	948
FFI Select Institutional Fund	3,693,026	3,693
Fidelity Institutional Prime Money Market Fund	3,693,026	3,693
Western Asset Instititutional Cash Reserve	3,693,026	3,693

		18,455

	Par (000)
Repurchase Agreements — 1.8%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10,repurchase price $3,027,091, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, totalmarket value $3,047,779)	$3,027	3,027
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10,repurchase price $370,929, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20,total market value $378,339)	371	371

See Notes to Financial Statements.

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — continued
Merrill Lynch
0.24% (dated 11/30/10, due 12/01/10,repurchase price $3,027,091, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14,total market value $3,087,666)	$3,027	$ 3,027

		6,425

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $24,880)‡		24,880

TOTAL INVESTMENTS — 106.0% (Cost $376,575)*		391,143

Other Assets & Liabilities – (6.0)%		(22,031)

TOTAL NET ASSETS — 100.0%		$369,112

* Aggregate cost for Federal income tax purposes is (000) $377,000.

Gross unrealized appreciation (000)	$14,583
Gross unrealized depreciation (000)	(440)

Net unrealized appreciation (000)	$14,143

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 24,332 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2010.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $9,177 (000) and represents 2.5% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

    Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$ 2,732	$ –	$–	$ 2,732
Asset-Backed Securities	–	32,308	–	32,308
Collateralized Mortgage Obligations	–	11,453	–	11,453
Commercial Mortgage-Backed Securities	–	3,379	–	3,379
Corporate Bonds	–	189,048	–	189,048
Short Term Investments Purchased With Collateral From Securities Loaned	18,455	6,425	–	24,880
U.S. Government Agency Mortgage- Backed Obligations	–	24,013	–	24,013
U.S. Treasury Obligations	–	103,330	–	103,330

Total Assets – Investments in Securities	$21,187	$369,956	$–	$391,143

See Notes to Financial Statements.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 13.5%
Automotive — 8.4%
BMW Vehicle Lease Trust,
Series 2010-1, Cl A3
0.820%, 04/15/13	$2,170	$2,164
Capital Auto Receivables Asset Trust,
Series 2008-2, Cl A3A
4.680%, 10/15/12	900	916
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	194	195
Harley-Davidson Motorcycle Trust,
Series 2009-2, Cl A2
2.000%, 07/15/12	106	106
Honda Auto Receivables Owner Trust,
Series 2008-1, Cl A3
4.470%, 01/18/11	258	259
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 11/21/12	2,230	2,240
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	4,060	4,060
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	3,970	4,008
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	3,840	3,857
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	1,511	1,553
Nissan Auto Receivables Owner Trust,
Series 2009-A, Cl A3
3.200%, 02/15/13	564	571
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	880	886
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 03/20/13	2,845	2,837
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	2,690	2,703
Wachovia Auto Owner Trust,
Series 2008-A, Cl A3A
4.810%, 09/20/12	850	859

		27,214

Credit Cards — 3.8%
Capital One Multi-Asset Execution Trust,
Series 2009-A2, Cl A2
3.200%, 04/15/14	3,450	3,495
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	5,185	5,309
GE Capital Credit Card Master Note Trust,
Series 2009-3, Cl A
2.540%, 09/15/14	700	709

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	$2,825	$2,883

		12,396

Equipment — 1.0%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	3,385	3,410

Mortgage Related — 0.0%
GE Capital Mortgage Services,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	45	44

Utilities — 0.3%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Cl A4
6.190%, 03/01/13	364	370
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	465	475

		845

Total Asset Backed Securities
(Cost $43,687)		43,909

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4%
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	1,922	1,981
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	707	725
Fannie Mae, Series 2003-48, Cl TJ
4.500%, 06/25/22	3,368	3,490
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	1,278	1,316
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	1,987	2,061
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	1,373	1,449
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	361	368
Freddie Mac, Series 2640, Cl JW
4.500%, 08/15/17	4,000	4,170
Freddie Mac, Series 2931, Cl DC
4.000%, 06/15/18	3,150	3,326
Freddie Mac, Series 2948, Cl EB
5.000%, 05/15/27	1,282	1,297
Freddie Mac, Series 2952, Cl EC
5.500%, 11/15/28	1,655	1,677
Freddie Mac, Series 3057, Cl DG
4.500%, 07/15/23	1,804	1,864
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	1,939	2,073
Freddie Mac, Series 3563, Cl BC
4.000%, 06/15/22	5,436	5,649
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,803	1,915

See Notes to Financial Statements.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	$213	$230

Total Collateralized Mortgage Obligations (Cost $33,381)		33,591

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	2,100	2,183
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,750	1,787
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	1,071	1,070

Total Commercial Mortgage-Backed Securities
(Cost $5,018)		5,040

CORPORATE BONDS — 29.4%
Automotive — 0.9%
PACCAR
6.875%, 02/15/14	1,165	1,352
Toyota Motor Credit (MTN)
1.375%, 08/12/13	1,560	1,575

		2,927

Cable — 1.2%
Comcast
5.300%, 01/15/14	1,475	1,627
NBC Universal
2.100%, 04/01/14 144A	1,500	1,512
Time Warner Cable
5.400%, 07/02/12	360	384
8.250%, 02/14/14	400	472

		3,995

Consumer Discretionary — 0.3%
Walt Disney
4.700%, 12/01/12	1,000	1,077

Energy — 1.1%
BP Capital Markets PLC
3.125%, 03/10/12	750	767
Devon Energy
5.625%, 01/15/14	275	308
Hess
7.000%, 02/15/14	500	578
Husky Energy
5.900%, 06/15/14	525	582
PSEG Power LLC
2.500%, 04/15/13	500	514
Shell International Finance BV
1.875%, 03/25/13	450	459
XTO Energy
7.500%, 04/15/12	410	447

		3,655

	Par (000)	Value (000)

Financials — 13.2%
American Express
7.250%, 05/20/14	$550	$633
American Express Credit (MTN)
7.300%, 08/20/13	1,000	1,132
ANZ National International
2.375%, 12/21/12# 144A	1,465	1,491
Bank of America
4.875%, 01/15/13	755	793
Bank of America (MTN)
4.900%, 05/01/13	2,235	2,353
Bank of Montreal
2.125%, 06/28/13	800	822
Bank of Nova Scotia
2.250%, 01/22/13	1,510	1,548
Barclays Bank PLC
5.450%, 09/12/12	370	398
2.500%, 01/23/13	1,000	1,018
BB&T
3.100%, 07/28/11	625	635
Capital One Bank USA NA
6.500%, 06/13/13	780	857
Caterpillar Financial Services (MTN)
1.900%, 12/17/12	500	510
4.250%, 02/08/13	765	817
Citigroup
6.000%, 12/13/13	1,470	1,608
Credit Suisse (MTN)
3.450%, 07/02/12	2,890	3,001
Deutsche Bank AG
2.375%, 01/11/13	1,480	1,511
General Electric Capital
5.900%, 05/13/14	1,000	1,116
General Electric Capital (MTN)
1.875%, 09/16/13	2,480	2,491
Goldman Sachs Group
5.250%, 10/15/13#	2,500	2,709
HSBC Finance
5.700%, 06/01/11	840	860
John Deere Capital (MTN)
5.250%, 10/01/12	1,345	1,455
JPMorgan Chase
3.125%, 12/01/11	1,125	1,155
4.750%, 05/01/13	2,180	2,341
1.650%, 09/30/13#	1,420	1,422
Morgan Stanley
5.300%, 03/01/13#	1,871	2,009
Nordea Bank AB
2.500%, 11/13/12 144A	700	717
UBS AG
2.250%, 08/12/13	600	608
US Bancorp
2.000%, 06/14/13	1,290	1,318
Wachovia (MTN)
5.500%, 05/01/13	3,250	3,557
Westpac Banking
2.250%, 11/19/12#	1,950	1,999

		42,884

Food, Beverage & Tobacco — 0.8%
Anheuser-Busch InBev Worldwide
2.500%, 03/26/13	900	924

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
General Mills
6.000%, 02/15/12	$544	$577
PepsiCo
4.650%, 02/15/13	950	1,029

		2,530

Healthcare — 0.5%
Novartis Capital
4.125%, 02/10/14	1,100	1,190
Pfizer
4.450%, 03/15/12	450	471

		1,661

Information Technology — 0.5%
Electronic Data Systems LLC
6.000%, 08/01/13	710	800
International Business Machines
2.100%, 05/06/13	770	793

		1,593

Insurance — 1.5%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	525	575
Berkshire Hathaway Finance
4.600%, 05/15/13	640	690
MetLife
2.375%, 02/06/14	1,915	1,937
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	900	917
Prudential Financial (MTN)
2.750%, 01/14/13	730	745

		4,864

Real Estate Investment Trusts — 0.1%
Liberty Property LP
7.250%, 03/15/11	402	408

Retail — 0.5%
Home Depot
5.200%, 03/01/11	475	480
Kroger
7.500%, 01/15/14	925	1,087

		1,567

Sovereign Agency — 1.0%
Eksportfinans ASA (MTN)
5.125%, 10/26/11	1,000	1,041
European Investment Bank
4.625%, 03/21/12	1,000	1,053
Province of Ontario
1.875%, 11/19/12	1,000	1,023

		3,117

Telecommunications — 1.5%
AT&T
4.950%, 01/15/13	1,000	1,077
6.700%, 11/15/13	860	989
British Telecommunications PLC
9.375%, 12/15/10	540	541
Telefonica Emisiones SAU
2.582%, 04/26/13	575	577

	Par (000)	Value (000)

Verizon New England
6.500%, 09/15/11	$665	$694
Verizon Pennsylvania
5.650%, 11/15/11	1,070	1,118

		4,996

Transportation — 0.3%
Union Pacific
5.450%, 01/31/13	820	891

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 4.4%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	2,965	3,083
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	2,775	2,848
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	645	650
HSBC USA (TLGP) (FDIC)
3.125%, 12/16/11	1,725	1,773
John Deere Capital (MTN) (TLGP) (FDIC)
2.875%, 06/19/12	1,150	1,192
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	815	835
KeyBank (TLGP) (FDIC)
3.200%, 06/15/12	1,000	1,042
SunTrust Bank (MTN) (TLGP) (FDIC)
3.000%, 11/16/11	1,000	1,025
Wells Fargo (TLGP) (FDIC)
3.000%, 12/09/11	1,625	1,667

		14,115

Utilities — 1.6%
Carolina Power & Light
6.500%, 07/15/12	690	750
Consolidated Edison
5.550%, 04/01/14	490	549
FPL Group Capital
0.686%, 11/09/12 (A)	1,000	1,005
Midamerican Energy Holdings
3.150%, 07/15/12	1,400	1,446
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	170	175
Progress Energy
6.050%, 03/15/14	450	506
Xcel Energy
7.000%, 12/01/10	588	588

		5,019
Total Corporate Bonds
(Cost $92,553)		95,299

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 8.0%
Federal Home Loan Mortgage Corporation — 3.9%
6.000%, 05/01/21	1,090	1,193
5.500%, 03/01/22	1,095	1,188
5.500%, 04/01/22	1,491	1,617
5.051%, 03/01/36 (A)	1,280	1,358
4.875%, 11/15/13	2,500	2,795
4.500%, 02/01/19	911	971

See Notes to Financial Statements.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
4.500%, 05/01/19	$3,202	$3,380

		12,502

Federal National Mortgage Association — 4.1%
6.000%, 09/01/16	310	331
5.500%, 09/01/17	839	914
5.500%, 10/01/17	360	392
5.500%, 11/01/18	729	794
5.463%, 09/01/36 (A)	745	783
5.203%, 12/01/34 (A)	430	452
5.000%, 06/01/18	729	783
5.000%, 12/01/21	1,183	1,271
4.949%, 01/01/36 (A)	1,313	1,386
4.867%, 04/01/35 (A)	1,109	1,167
4.500%, 04/01/14	213	219
4.500%, 06/01/21	3,285	3,499
2.725%, 08/01/33 (A)	593	620
2.687%, 07/01/34 (A)	595	624
2.665%, 11/01/32 (A)	80	81

		13,316

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $24,658)		25,818

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Mortgage Corporation — 1.6%
2.125%, 09/21/12	4,970	5,107

Federal National Mortgage Association — 1.6%
4.625%, 10/15/13#	1,250	1,383
4.375%, 09/15/12#	3,500	3,737

		5,120

Total U.S. Government Agency Obligations (Cost $9,846)		10,227

U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Notes — 30.2%
4.750%, 01/31/12	4,640	4,878
4.625%, 08/31/11	6,680	6,896
4.125%, 08/31/12	1,250	1,331
3.125%, 04/30/13	1,060	1,126
2.000%, 11/30/13	9,860	10,234
1.875%, 06/15/12	2,000	2,046
1.375%, 03/15/12	17,405	17,642
1.375%, 09/15/12	19,630	19,956
1.375%, 01/15/13	14,795	15,067
1.125%, 06/30/11	3,200	3,216
1.125%, 01/15/12	1,500	1,513
1.000%, 09/30/11	14,000	14,083

Total U.S. Treasury Obligations (Cost $97,274)		97,988

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 3.3%
PNC Advantage Institutional Money Market Fund, Class I†	10,678,067	$10,678

Total Affiliated Money Market Fund (Cost $10,678)		10,678

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $317,095)		322,550

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.5%
Money Market Funds — 2.6%
AIM STIT Liquid Assets Portfolio	1,263,814	1,264
Dreyfus Institutional Cash Advantage Fund	1,652,995	1,653
Federated Prime Obligations Fund	430,402	430
FFI Select Institutional Fund	1,675,927	1,676
Fidelity Institutional Prime Money Market Fund	1,675,927	1,676
Western Asset Instititutional Cash Reserve	1,675,927	1,676

		8,375

	Par (000)
Repurchase Agreements — 0.9%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,373,720, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, total market value $1,383,109)	$1,374	1,374
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10, repurchase price $168,331, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, total market value $171,694)	168	168
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $1,373,720, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14, total market value $1,401,210)	1,374	1,374

		2,916

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,291)‡		11,291

TOTAL INVESTMENTS — 103.0%
(Cost $328,386)*		333,841

Other Assets & Liabilities – (3.0)%		(9,752)

TOTAL NET ASSETS — 100.0%		$324,089

See Notes to Financial Statements.

*	Aggregate cost for Federal income tax purposes is (000) $328,390.

Gross unrealized appreciation (000)	$5,724
Gross unrealized depreciation (000)	(273)
Net unrealized appreciation (000)	$5,451

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 11,041 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2010.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $3,720 (000) and represents 1.1% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 74.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$10,678	$ –	$–	$10,678

Asset-Backed Securities	–	43,909	–	43,909

Collateralized Mortgage Obligations	–	33,591	–	33,591

Commercial Mortgage-Backed Securities	–	5,040	–	5,040

Corporate Bonds	–	95,299	–	95,299

Short Term Investments Purchased
With Collateral From Securities
Loaned	8,375	2,916		11,291

U.S. Government Agency Mortgage-Backed Obligations	–	25,818	–	25,818

U.S. Government Agency Obligations	–	10,227	–	10,227

U.S. Treasury Obligations	–	97,988	–	97,988

Total Assets – Investments in Securities	$19,053	$314,788	$–	$333,841

See Notes to Financial Statements.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 8.4%
Automotive — 3.5%
Carmax Auto Owner Trust, Series 2009-1, Cl A3
4.120%, 03/15/13	$492	$500
Harley-Davidson Motorcycle Trust, Series 2007-2, Cl A4
5.120%, 08/15/13	28	29
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/11	46	46
Honda Auto Receivables Owner Trust, Series 2009-2, Cl A3
2.790%, 01/15/13	367	372
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3
1.250%, 11/21/12	1,830	1,838
Hyundai Auto Receivables Trust, Series 2009-A, Cl A3
2.030%, 08/15/13	215	217
Hyundai Auto Receivables Trust, Series 2010-B, Cl A3
0.970%, 04/15/15	1,000	1,000
Nissan Auto Receivables Owner Trust, Series 2009-A, Cl A3
3.200%, 02/15/13	737	747
USAA Auto Owner Trust, Series 2008-3, Cl A3
4.280%, 10/15/12	170	172
USAA Auto Owner Trust, Series 2009-1, Cl A3
3.020%, 06/17/13	327	331
USAA Auto Owner Trust, Series 2009-2, Cl A3
1.540%, 02/18/14	1,325	1,333
Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Cl A3
4.500%, 07/20/12	3	3
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3
1.310%, 01/20/14	1,405	1,412
World Omni Auto Receivables Trust, Series 2009-A, Cl A3
3.330%, 05/15/13	276	280

		8,280

Credit Cards — 2.4%
BA Credit Card Trust, Series 2007-A8, Cl A8
5.590%, 11/17/14	40	43
Capital One Multi-Asset Execution Trust, Series 2006-A6, Cl A6
5.300%, 02/18/14	170	173
Citibank Credit Card Issuance Trust, Series 2005-A4, Cl A4
4.400%, 06/20/14	25	26

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2009-A4, Cl A4
4.900%, 06/23/16	$1,100	$1,224
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5
2.250%, 12/23/14	1,585	1,623
Discover Card Master Trust, Series 2008-A4, Cl A4
5.650%, 12/15/15	160	177
GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A
2.210%, 06/15/16	2,270	2,317

		5,583

Equipment — 0.1%
CNH Equipment Trust, Series 2009-A, Cl A3
5.280%, 11/15/12	226	230
John Deere Owner Trust, Series 2008-A, Cl A3
4.180%, 06/15/12	9	9

		239

Utilities — 2.4%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,718
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1
2.120%, 02/01/16	1,767	1,807

		5,525

Total Asset Backed Securities (Cost $18,616)		19,627

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,525
Freddie Mac, Series 2882, Cl BA
5.000%, 10/15/32	2,800	2,949
Freddie Mac, Series 3220, Cl PC
6.000%, 11/15/32	12	13
Ginnie Mae, Series 2008-22, Cl B
4.500%, 12/16/38	15	16
Ginnie Mae, Series 2008-48, Cl D
5.243%, 10/16/39 (A)	25	28
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,133	1,191
Ginnie Mae, Series 2009-27, Cl A
3.279%, 07/16/37	1,279	1,334

Total Collateralized Mortgage Obligations (Cost $9,071)		10,056

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	1,100	1,197
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	2,000	2,086

See Notes to Financial Statements.

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Cl A2B
5.248%, 12/10/46	$1,750	$1,787
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Cl A2
5.811%, 12/10/49 (A)	20	21
CS First Boston Mortgage Securities, Series 2005-C3, Cl A2
4.512%, 07/15/37	1,208	1,207
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 10/15/15	2,500	2,721
First Union National Bank Commercial Mortgage, Series 2002-C1, Cl A2
6.141%, 02/12/34	9	9
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Cl A2
4.064%, 09/15/27 (A)	3	3
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Cl A2
5.532%, 03/15/32	1,150	1,157
Morgan Stanley Capital I, Series 2007-HQ11, Cl A2
5.359%, 02/12/44	50	51
Morgan Stanley Capital I, Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	453
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Cl A3
6.164%, 04/15/34	11	11
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Cl A2
4.043%, 11/15/34	5	5
Wachovia Bank Commercial Mortgage Trust, Series 2004-C10, Cl A4
4.748%, 02/15/41	30	32
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Cl A3
5.679%, 10/15/48	45	47
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Cl A2
5.421%, 04/15/47	1,760	1,811

Total Commercial Mortgage-Backed Securities (Cost $11,329)		12,598

CORPORATE BONDS — 40.0%
Airlines — 0.3%
Delta Air Lines
9.500%, 09/15/14 144A	534	579

Automotive — 0.2%
BorgWarner
4.625%, 09/15/20	100	103
Lear
7.875%, 03/15/18	325	348

		451

	Par (000)	Value (000)
CORPORATE BONDS — 40.0%
Cable — 2.4%
Comcast
5.700%, 05/15/18	$160	$180
5.150%, 03/01/20#	435	468
CSC Holdings LLC
8.500%, 06/15/15	200	217
DIRECTV Holdings LLC
4.600%, 02/15/21#	765	768
Discovery Communications LLC
5.050%, 06/01/20	500	544
DISH DBS
7.750%, 05/31/15	280	297
NBC Universal
5.150%, 04/30/20 144A	1,080	1,153
News America Holdings
8.450%, 08/01/34	735	928
Time Warner Cable
8.250%, 02/14/14	450	531
5.850%, 05/01/17	400	457

		5,543

Consumer Discretionary — 1.1%
Hasbro
6.300%, 09/15/17	505	555
Mohawk Industries
6.875%, 01/15/16	450	482
Pulte Homes
6.375%, 05/15/33	1,050	816
Stanley Black & Decker
6.150%, 10/01/13	10	11
5.902%, 12/01/45 (A)	750	751

		2,615

Consumer Non-Cyclical — 0.5%
Hanesbrands
8.000%, 12/15/16	360	383
4.121%, 12/15/14 (A)	200	197
Johnson & Johnson
5.550%, 08/15/17	10	12
Kimberly-Clark
3.625%, 08/01/20	5	5
Live Nation Entertainment
8.125%, 05/15/18 144A	250	253
Procter & Gamble
1.800%, 11/15/15	10	10
Quiksilver
6.875%, 04/15/15	200	190

		1,050

Consumer Services — 1.2%
Browning-Ferris Industries
9.250%, 05/01/21	750	978
Education Management LLC
8.750%, 06/01/14	330	336
Iron Mountain
8.750%, 07/15/18	275	289
MGM Mirage
11.125%, 11/15/17	200	226
Royal Caribbean Cruises
11.875%, 07/15/15	516	632
Speedway Motorsports
6.750%, 06/01/13	100	100

See Notes to Financial Statements.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Universal City Development Partners
10.875%, 11/15/16	$250	$271

		2,832
Consumer Staples — 0.3%
Constellation Brands
8.375%, 12/15/14#	500	551
TreeHouse Foods
7.750%, 03/01/18	75	81

		632
Energy — 5.3%
Anadarko Petroleum
6.375%, 09/15/17	900	972
BP Capital Markets PLC
3.625%, 05/08/14	1,050	1,090
Chesapeake Energy
6.625%, 08/15/20	300	302
6.500%, 08/15/17	375	378
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	220
ConocoPhillips
5.750%, 02/01/19#	640	756
Copano Energy LLC
7.750%, 06/01/18	795	795
Denbury Resources
8.250%, 02/15/20	299	326
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	590	633
Encore Acquisition
9.500%, 05/01/16	325	358
EQT
8.125%, 06/01/19	345	416
Hess
5.600%, 02/15/41	500	500
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	555	599
MarkWest Energy Partners LP
8.500%, 07/15/16	625	652
Nexen
5.875%, 03/10/35	650	652
OPTI Canada
9.000%, 12/15/12 144A	300	298
PHI
8.625%, 10/15/18 144A	400	403
SeaRiver Maritime
0.000%, 09/01/12 (B)	845	809
Suncor Energy
6.100%, 06/01/18	690	803
Sunoco
9.625%, 04/15/15	325	390
Tesoro
9.750%, 06/01/19	400	440
Weatherford International
5.125%, 09/15/20	570	579
XTO Energy
5.500%, 06/15/18	5	6

		12,377

	Par (000)	Value (000)
Financials — 8.8%
American Express
7.000%, 03/19/18#	$785	$930
Ameriprise Financial
7.300%, 06/28/19	550	668
Bank of America
6.500%, 08/01/16	110	119
5.750%, 12/01/17	555	575
5.625%, 07/01/20#	445	447
Bank of America (MTN)
5.650%, 05/01/18	845	867
Barclays Bank PLC
6.750%, 05/22/19	715	811
BNY Mellon
4.500%, 04/01/13	10	11
BNY Mellon (MTN)
3.100%, 01/15/15	390	407
Capital One Bank USA NA
8.800%, 07/15/19	350	436
6.500%, 06/13/13	100	110
Capital One Financial
7.375%, 05/23/14#	500	577
Citigroup
6.010%, 01/15/15	1,125	1,227
5.125%, 05/05/14	405	434
Credit Suisse AG
5.400%, 01/14/20	230	239
First Niagara Financial Group
6.750%, 03/19/20	635	685
Ford Motor Credit LLC
7.000%, 04/15/15	700	740
General Electric Capital
5.500%, 01/08/20	10	11
General Electric Capital (MTN)
6.750%, 03/15/32#	1,300	1,418
3.500%, 06/29/15	250	258
Goldman Sachs Group
6.150%, 04/01/18	1,410	1,544
5.950%, 01/18/18#	15	16
3.700%, 08/01/15	10	10
HSBC Bank USA NA
4.875%, 08/24/20	575	583
4.625%, 04/01/14	610	647
International Lease Finance
6.500%, 09/01/14# 144A	600	629
John Deere Capital (MTN)
4.900%, 09/09/13	40	44
JPMorgan Chase
6.125%, 06/27/17	20	22
6.000%, 01/15/18	1,400	1,578
3.400%, 06/24/15	10	10
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,170	1,170
Merrill Lynch (MTN)
6.875%, 04/25/18	155	170
Morgan Stanley
4.750%, 04/01/14#	825	857
4.000%, 07/24/15#	250	254
Private Export Funding
2.250%, 12/15/17	10	10
US Bancorp
4.200%, 05/15/14	25	27

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
USB Capital XIII Trust
6.625%, 12/15/39	$750	$754
Wachovia Capital Trust III
5.800%, 03/15/42 (A)	770	647
Wells Fargo
5.625%, 12/11/17	460	516
Westpac Banking
4.875%, 11/19/19	10	11

		20,469

Food, Beverage & Tobacco — 0.4%
Del Monte
7.500%, 10/15/19	250	283
General Mills
5.650%, 02/15/19	120	138
PepsiCo
5.500%, 01/15/40	440	471
4.650%, 02/15/13	10	11

		903

Healthcare — 0.3%
HCA
8.500%, 04/15/19	300	327
Mylan
7.875%, 07/15/20 144A	350	373

		700

Industrials — 2.2%
3M (MTN)
4.375%, 08/15/13	30	33
Avnet
5.875%, 06/15/20	295	307
Baldor Electric
8.625%, 02/15/17	579	646
H&E Equipment Services
8.375%, 07/15/16	700	703
Lockheed Martin
5.500%, 11/15/39	515	534
Martin Marietta Materials
6.250%, 05/01/37	880	868
Masco
7.125%, 03/15/20	560	588
Northrop Grumman
5.050%, 08/01/19	285	316
Spirit Aerosystems
7.500%, 10/01/17	350	364
United Technologies
6.125%, 07/15/38	135	157
USG
6.300%, 11/15/16	250	218
Valmont Industries
6.625%, 04/20/20	315	323

		5,057

Insurance — 1.7%
AON
3.500%, 09/30/15	515	523
Berkshire Hathaway Finance
5.750%, 01/15/40	305	314
Hartford Financial Services Group
6.300%, 03/15/18	345	373

	Par (000)	Value (000)

MetLife
6.817%, 08/15/18	$1,000	$1,183
Principal Financial Group
8.875%, 05/15/19	275	353
Prudential Financial
5.375%, 06/21/20	300	319
Prudential Financial (MTN)
7.375%, 06/15/19	300	360
Reinsurance Group of America
6.450%, 11/15/19	575	624

		4,049

Materials — 2.4%
Alcoa
6.150%, 08/15/20	625	646
ArcelorMittal
7.000%, 10/15/39#	845	855
Ball
7.125%, 09/01/16	225	244
5.750%, 05/15/21	455	446
Dow Chemical
8.550%, 05/15/19	830	1,048
Georgia-Pacific LLC
5.400%, 11/01/20 144A	925	915
Owens-Illinois
7.800%, 05/15/18	500	539
Rock-Tenn
9.250%, 03/15/16	225	243
Vale Overseas
4.625%, 09/15/20	575	579

		5,515

Real Estate Investment Trusts — 1.6%
AMB Property LP
6.625%, 12/01/19	425	478
4.500%, 08/15/17	225	227
CommonWealth REIT
5.875%, 09/15/20	630	625
Digital Realty Trust LP
5.875%, 02/01/20	900	945
Host Hotels & Resorts LP
7.125%, 11/01/13	150	151
Realty Income
6.750%, 08/15/19	500	581
5.750%, 01/15/21	115	123
Simon Property Group LP
5.875%, 03/01/17	580	656

		3,786

Retail — 2.0%
Advance Auto Parts
5.750%, 05/01/20	200	216
GameStop
8.000%, 10/01/12	162	165
Home Depot
5.875%, 12/16/36	390	409
Kohl’s
6.875%, 12/15/37	500	590
Kroger
6.400%, 08/15/17	1,030	1,204

See Notes to Financial Statements.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Limited Brands
8.500%, 06/15/19	$450	$519
7.000%, 05/01/20	50	53
McDonald’s
3.500%, 07/15/20	10	10
Target
3.875%, 07/15/20	10	10
TJX
6.950%, 04/15/19	385	484
Wal-Mart Stores
5.625%, 04/01/40	930	1,007

		4,667

Sovereign Agency — 0.0%
Export Development Canada
2.250%, 05/28/15	10	10
Province of Quebec Canada
3.500%, 07/29/20	10	10

		20

Technology — 0.9%
BE Aerospace
8.500%, 07/01/18	240	261
6.875%, 10/01/20#	250	257
International Business Machines
4.750%, 11/29/12	10	11
KLA-Tencor
6.900%, 05/01/18	495	557
Mantech International Corp
7.250%, 04/15/18	250	259
Microsoft
4.200%, 06/01/19	15	16
TransDigm
7.750%, 07/15/14	150	154
Xerox
6.400%, 03/15/16	520	604

		2,119

Telecommunications — 1.6%
America Movil SAB de CV
5.000%, 03/30/20	630	671
AT&T
6.400%, 05/15/38	1,000	1,074
6.300%, 01/15/38	450	480
Bellsouth Capital Funding
7.875%, 02/15/30	15	19
Corning
4.250%, 08/15/20#	10	10
GTE
6.940%, 04/15/28	945	1,067
Telefonica Emisiones SAU
3.729%, 04/27/15	470	478

		3,799

Transportation — 0.5%
Burlington Northern Santa Fe
7.000%, 02/01/14#	330	384
5.750%, 03/15/18	15	17
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/18	250	269

	Par (000)	Value (000)

Norfolk Southern
7.700%, 05/15/17	$440	$549
7.250%, 02/15/31	10	13

		1,232

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 3.3%
Ally Financial
0.291%, 12/19/12 (A)	1,560	1,561
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	2,550	2,651
Citigroup Funding (MTN) (TLGP) (FDIC)
2.000%, 03/30/12	25	26
1.375%, 05/05/11	20	20
Wells Fargo (MTN) (TLGP) (FDIC)
0.512%, 06/15/12 (A)	3,450	3,464

		7,722

Utilities — 3.0%
Appalachian Power
4.950%, 02/01/15	695	763
Bruce Mansfield Unit
6.850%, 06/01/34	638	649
Calpine
7.500%, 02/15/21 144A	400	393
Dominion Resources
7.000%, 06/15/38	350	432
6.400%, 06/15/18	710	853
Exelon Generation LLC
6.200%, 10/01/17	590	682
5.200%, 10/01/19	330	357
IPALCO Enterprises
8.625%, 11/14/11	200	210
Midamerican Energy Holdings
6.125%, 04/01/36	520	578
Nisource Finance
6.400%, 03/15/18	400	456
NRG Energy
7.250%, 02/01/14	525	535
Progress Energy
7.050%, 03/15/19	555	678
Puget Sound Energy
5.757%, 10/01/39#	470	484

		7,070

Total Corporate Bonds (Cost $87,994)		93,187

LOAN AGREEMENT — 0.3%
HCA
0.770%, 11/16/12 (A)	601	587

Total Loan Agreement (Cost $591)		587

MUNICIPAL BONDS — 0.5%
Ohio — 0.3%
Ohio State University (RB)
4.910%, 06/01/40	625	576

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$510	$507

Total Municipal Bonds (Cost $1,167)		1,083

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.7%
Federal Home Loan Mortgage Corporation — 5.1%
8.000%, 10/01/29	4	4
8.000%, 09/01/30	1	1
8.000%, 12/01/30	1	1
7.500%, 07/01/26	3	4
7.500%, 09/01/30	2	2
6.000%, 12/01/35	1,789	1,964
6.000%, 07/01/37	1,095	1,189
5.500%, 10/01/18	989	1,079
5.500%, 04/01/33	38	41
5.500%, 04/01/36	22	24
5.500%, 12/01/36	403	433
5.500%, 09/01/37	355	382
5.326%, 12/01/36 (A)	17	18
5.051%, 03/01/36 (A)	1,484	1,574
5.000%, 11/01/18	1,052	1,125
5.000%, 01/01/19	941	1,006
5.000%, 08/01/20	8	9
5.000%, 10/01/34	1,250	1,328
5.000%, 04/01/36	37	39
5.000%, 08/01/36	35	37
5.000%, 04/01/38	22	23
4.946%, 01/01/36 (A)	18	19
4.875%, 11/15/13	355	397
4.500%, 11/01/18	1,191	1,252

		11,951

Federal National Mortgage Association — 14.0%
8.000%, 08/01/27	38	45
8.000%, 09/01/27	4	5
8.000%, 10/01/27	2	2
7.500%, 08/01/26	5	6
7.500%, 10/01/27	28	32
7.500%, 04/01/30	2	2
7.500%, 01/01/31	5	6
7.500%, 04/01/31	4	4
7.500%, 08/01/31	13	15
7.000%, 09/01/14	2	2
7.000%, 04/01/27	7	8
7.000%, 10/01/27	1	1
7.000%, 11/01/27	15	17
7.000%, 03/01/29	40	46
7.000%, 07/01/31	7	8
7.000%, 08/01/32	3	4
6.000%, 08/01/23	736	804
6.000%, 07/01/32	6	7
6.000%, 09/01/32	4	5
6.000%, 11/01/32	6	7
6.000%, 12/01/36	2,053	2,240
5.500%, 09/01/17	1,585	1,726
5.500%, 01/01/19	11	12
5.500%, 05/01/33	10	10
5.500%, 06/01/33	17	18
5.500%, 01/01/34	1,046	1,132

	Par (000)	Value (000)
5.500%, 04/01/34	$1,551	$1,679
5.500%, 03/01/35	13	14
5.500%, 10/01/35	11	12
5.500%, 03/01/36	25	28
5.500%, 12/01/36	1,007	1,087
5.500%, 04/01/37	2,678	2,881
5.500%, 06/01/37	813	876
5.500%, 02/01/38	8	9
5.500%, 03/01/38	10	11
5.000%, 02/01/19	39	42
5.000%, 06/01/20	1,738	1,862
5.000%, 07/01/33	159	167
5.000%, 11/01/35	2,472	2,630
5.000%, 01/01/36	1,132	1,204
5.000%, 03/01/36	1,199	1,275
5.000%, 05/01/36	2,242	2,384
5.000%, 02/01/38	2,293	2,439
4.500%, 08/01/20	1,219	1,298
4.500%, 04/01/23	1,275	1,347
4.500%, 11/01/33	15	16
4.500%, 09/01/35	3,169	3,314
4.500%, 06/01/39	1,799	1,887
2.627%, 08/01/35 (A)	13	13

		32,639

Government National Mortgage Association — 2.6%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	6	7
9.000%, 11/15/19	5	6
9.000%, 05/15/21	1	1
9.000%, 06/15/21	41	48
9.000%, 08/15/21	9	10
9.000%, 09/15/21	19	22
8.500%, 08/15/27	16	19
8.000%, 02/15/23	14	16
8.000%, 09/15/27	7	9
7.500%, 10/15/29	25	29
7.500%, 01/15/32	18	20
7.000%, 02/15/12	2	2
7.000%, 02/15/17	90	98
7.000%, 05/20/24	3	4
7.000%, 10/15/25	6	7
7.000%, 01/15/27	7	8
7.000%, 09/15/27	5	5
7.000%, 10/15/27	48	55
7.000%, 12/15/27	2	3
7.000%, 04/15/28	1	1
7.000%, 04/15/29	4	4
6.500%, 02/15/26	5	5
6.500%, 03/15/26	2	3
6.500%, 04/15/32	3	4
6.000%, 02/15/32	7	8
5.000%, 09/15/39	3,108	3,359
4.500%, 08/15/39	2,186	2,300

		6,055

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $47,771)		50,645

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corporation — 0.1%
4.375%, 07/17/15	30	34
3.750%, 03/27/19	50	54

See Notes to Financial Statements.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
2.125%, 09/21/12	$ 50	$51

		139

Federal National Mortgage Association — 0.0%
5.000%, 02/13/17	25	29
5.000%, 05/11/17	25	29
4.125%, 04/15/14	50	55

		113

Total U.S. Government Agency Obligations (Cost $252)		252

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bond — 2.4%
4.500%, 02/15/36	5,305	5,732

U.S. Treasury Notes — 13.8%
4.875%, 07/31/11	6,200	6,390
4.750%, 05/15/14	75	85
4.625%, 10/31/11	25	26
4.625%, 11/15/16	25	29
3.375%, 11/15/19	50	53
1.375%, 04/15/12	685	695
1.375%, 01/15/13	3,645	3,712
1.125%, 12/15/12	40	40
1.000%, 07/31/11	20,990	21,095

		32,125

Total U.S. Treasury Obligations (Cost $37,948)		37,857

	Number of Shares
PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	77,000	46
Freddie Mac	52,400	31

Total Preferred Stocks (Cost $3,083)		77

AFFILIATED MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market
Fund, Class I†	6,092,374	6,092

Total Affiliated Money Market Fund (Cost $6,092)		6,092

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $223,914)		232,061

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.8%
Money Market Funds — 2.8%
AIM STIT Liquid Assets Portfolio	984,062	$ 984
Dreyfus Institutional Cash Advantage Fund	1,287,095	1,287
Federated Prime Obligations Fund	335,130	335
FFI Select Institutional Fund	1,304,952	1,305
Fidelity Institutional Prime Money Market Fund	1,304,952	1,305
Western Asset Instititutional Cash Reserve	1,304,952	1,305

		6,521

	Par (000)
Repurchase Agreements — 1.0%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10,repurchase price $1,069,640, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, totalmarket value $1,076,950)	$1,070	1,070
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10,repurchase price $131,070, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20,total market value $133,688)	131	131
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10,repurchase price $1,069,640, collateralized by U.S. Treasury Note, 2.000%, due 07/15/14,total market value $1,091,044)	1,069	1,069

		2,270
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $8,791)‡		8,791

TOTAL INVESTMENTS — 103.3% (Cost $232,705)*		240,852
Other Assets & Liabilities – (3.3)%		(7,736)
TOTAL NET ASSETS — 100.0%		$233,116

*	Aggregate cost for Federal income tax purposes is (000) $232,771.

Gross unrealized appreciation (000)	$11,597
Gross unrealized depreciation (000)	(3,516)

Net unrealized appreciation (000)	$8,081

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 8,602 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2010.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $4,996 (000) and represents 2.1% of net assets as of November 30, 2010.

  Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$ 6,092	$ –	$–	$ 6,092

Asset-Backed Securities	–	19,627	–	19,627

Collateralized Mortgage Obligations	–	10,056	–	10,056

Commercial Mortgage-Backed Securities	–	12,598	–	12,598

Corporate Bonds	–	93,187	–	93,187

Loan Agreement	–	587	–	587

Municipal Bonds	–	1,083	–	1,083

Preferred Stocks	77	–	–	77

Short Term Investments Purchased With Collateral From Securities Loaned	6,521	2,270	–	8,791

U.S. Government Agency Mortgage-Backed Obligations	–	50,645	–	50,645

U.S. Government Agency Obligations	–	252	–	252

U.S. Treasury Obligations	–	37,857	–	37,857

Total Assets – Investments in Securities	$12,690	$228,162	$–	$240,852

See Notes to Financial Statements.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

November 30 , 2010 (Unaudited)

	Par (000)	Value (000)	`
ASSET BACKED SECURITIES — 19.8%
Automotive — 12.0%
BMW Vehicle Lease Trust, Series 2009-1, Cl A3 2.910%, 08/15/11	$2,586	$ 2,610
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A 5.150%, 11/15/11	222	223
Ford Credit Auto Owner Trust, Series 2009-B, Cl A3 2.790%, 08/15/13	6,702	6,795
Ford Credit Auto Owner Trust, Series 2009-D, Cl A2 1.210%, 01/15/12	255	255
Honda Auto Receivables Owner Trust, Series 2009-3, Cl A3 2.310%, 05/15/12	5,775	5,841
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3 1.250%, 11/21/12	4,958	4,979
Hyundai Auto Receivables Trust, Series 2010-B, Cl A2 0.570%, 03/15/13	3,620	3,618
Mercedes-Benz Auto Receivables Trust, Series 2010-1,Cl A2 0.700%, 08/15/12	3,955	3,957
Nissan Auto Lease Trust, Series 2010-A, Cl A2 1.100%, 03/15/13	5,850	5,858
USAA Auto Owner Trust, Series 2008-3, Cl A4 4.710%, 02/18/14	8,430	8,749
Volkswagen Auto Lease Trust, Series 2009-A, Cl A3 3.410%, 04/16/12	3,648	3,691
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A2 0.660%, 05/21/12	2,017	2,017
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3 1.310%, 01/20/14	5,000	5,024
Wachovia Auto Owner Trust, Series 2007-A, Cl A4 5.490%, 04/22/13	3,380	3,451
Wachovia Auto Owner Trust, Series 2008-A, Cl A3A 4.810%, 09/20/12	1,275	1,290
World Omni Auto Receivables Trust, Series 2010-A, Cl A2 0.700%, 05/15/11	1,585	1,586

		59,944

Credit Cards — 6.7%
American Express Credit Account Master Trust, Series 2006-2, Cl A 5.350%, 01/15/14	3,375	3,464
American Express Credit Account Master Trust, Series 2007-5, Cl A 0.283%, 12/15/14 (A)	2,500	2,495
BA Credit Card Trust, Series 2008-A5, Cl A5 1.453%, 12/16/13 (A)	1,425	1,434

	Par (000)	Value (000)
BA Credit Card Trust, Series 2008-A7, Cl A7 0.953%, 12/15/14	$4,100	$ 4,129
Capital One Multi-Asset Execution Trust, Series 2006-A10, Cl A10 5.150%, 06/16/14	3,000	3,092
Chase Issuance Trust, Series 2007-A16, Cl A16 0.592%, 06/16/14	7,300	7,311
Citibank Credit Card Issuance Trust, Series 2004-A7, Cl A7 0.374%, 11/25/13 (A)	1,000	998
Citibank Credit Card Issuance Trust, Series 2006-A4, Cl A4 5.450%, 05/10/13	2,900	2,971
Citibank Credit Card Issuance Trust, Series 2009-A3, Cl A3 2.700%, 06/24/13	1,500	1,517
GE Capital Credit Card Master Note Trust, Series 2009-3, Cl A 2.540%, 09/15/14	6,260	6,337

		33,748

Equipment — 0.8%
John Deere Owner Trust, Series 2010-A, Cl A2 0.720%, 07/16/12	3,900	3,902

Utilities — 0.3%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4 6.190%, 03/01/13	1,416	1,437

Total Asset Backed Securities (Cost $99,272)		99,031

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.4%
Banc of America Mortgage Securities, Series 2003-A, Cl 1A1 3.872%, 02/25/33 (A)	9	9
Fannie Mae, Series 2003-11, Cl DB 5.000%, 04/25/17	225	230
Fannie Mae, Series 2003-120, Cl BK 3.500%, 11/25/16	927	946
Fannie Mae, Series 2003-61, Cl HN 4.000%, 08/25/28	866	885
Fannie Mae, Series 2003-81, Cl NY 4.500%, 09/25/16	1,456	1,489
Fannie Mae, Series 2003-92, Cl PD 4.500%, 03/25/17	4,420	4,565
Fannie Mae, Series 2004-19, Cl AB 4.000%, 10/25/17	2,567	2,642
Fannie Mae, Series 2004-36, Cl EA 4.500%, 03/25/18	1,032	1,067
Fannie Mae, Series 2004-55, Cl LA 4.500%, 06/25/21	1,345	1,368
Fannie Mae, Series 2005-105, Cl TL 5.500%, 11/25/31	868	916
Fannie Mae, Series 2005-21, Cl PB 5.000%, 06/25/28	517	530
Fannie Mae, Series 2005-46, Cl TW 5.000%, 09/25/18	4,400	4,512
Fannie Mae, Series 2006-25, Cl TA 6.000%, 11/25/29	421	424

See Notes to Financial Statements.

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	$1,536	$1,579
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	2,590	2,664
Freddie Mac, Series 2654, Cl OE
5.000%, 09/15/28	8,000	8,184
Freddie Mac, Series 2663, Cl BA
4.000%, 08/15/16	621	632
Freddie Mac, Series 2677, Cl LD
4.500%, 03/15/17	7,550	7,809
Freddie Mac, Series 2677, Cl MC
5.000%, 11/15/26	507	508
Freddie Mac, Series 2695, Cl BO
4.500%, 08/15/28	3,658	3,769
Freddie Mac, Series 2695, Cl DE
4.000%, 01/15/17	3,915	4,025
Freddie Mac, Series 2706, CI CB
5.000%, 06/15/20	480	489
Freddie Mac, Series 2754, Cl PC
5.000%, 12/15/28	2,358	2,426
Freddie Mac, Series 2769, CI BX
4.500%, 07/15/27	342	344
Freddie Mac, Series 2786, Cl PC
4.500%, 10/15/16	537	542
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	1,869	1,944
Freddie Mac, Series 2823, CI NJ
4.000%, 07/15/16	331	336
Freddie Mac, Series 2836, Cl QD
5.000%, 09/15/27	434	443
Freddie Mac, Series 2869, Cl BD
5.000%, 10/15/26	1,268	1,283
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	1,429	1,477
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	5,771	5,957
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	2,595	2,701
Freddie Mac, Series 2890, Cl PB
5.000%, 11/15/27	979	996
Freddie Mac, Series 2939, Cl PB
5.000%, 04/15/28	1,614	1,641
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	832	852
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	148	148
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	2,337	2,398
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	167	168
Freddie Mac, Series 3178, Cl PA
5.500%, 10/15/27	540	548
Freddie Mac, Series R001, Cl AE
4.375%, 04/15/15	4,807	4,893
Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	3,654	3,707

Total Collateralized Mortgage Obligations (Cost $82,730)		82,046

	Par (000)	Value (000)
CORPORATE BONDS — 14.5%
Automotive — 0.2%
PACCAR
6.375%, 02/15/12	$1,129	$1,198

Cable — 0.2%
Comcast Cable Communications LLC
6.750%, 01/30/11	1,190	1,201

Credit Cards — 0.5%
American Express
5.250%, 09/12/11	2,165	2,239

Financials — 7.6%
Bear Stearns LLC (MTN)
6.950%, 08/10/12#	2,885	3,161
Citigroup
5.500%, 08/27/12	2,600	2,769
Countrywide Financial
5.800%, 06/07/12#	4,420	4,646
Credit Suisse (MTN)
3.450%, 07/02/12	4,350	4,518
General Electric Capital (MTN)
5.875%, 02/15/12#	3,520	3,716
4.375%, 03/03/12	680	707
Goldman Sachs
6.600%, 01/15/12	3,815	4,043
HSBC Finance
6.750%, 05/15/11	1,245	1,278
5.900%, 06/19/12	750	795
JPMorgan Chase
5.375%, 10/01/12	2,000	2,148
Morgan Stanley
6.600%, 04/01/12	2,750	2,942
TIAA Global Markets
4.875%, 01/12/11 144A	250	251
Wells Fargo
4.375%, 01/31/13	4,500	4,785
Westpac Banking
2.250%, 11/19/12	2,375	2,434

		38,193

Food, Beverage & Tobacco — 0.2%
General Mills
6.000%, 02/15/12	702	744

Healthcare — 0.1%
Teva Pharmaceutical Finance III LLC
0.691%, 12/19/11(A)	500	502

Insurance — 0.4%
Metropolitan Life Global Funding I
5.750%, 07/25/11 144A	1,600	1,647
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	495	504

		2,151

Retail — 0.1%
Home Depot
5.200%, 03/01/11	400	405

Telecommunications — 1.6%
AT&T
7.300%, 11/15/11	1,590	1,689
5.875%, 08/15/12	665	721

See Notes to Financial Statements.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — continued
British Telecommunications PLC 9.375%, 12/15/10	$540	$541
Cellco Partnership/Verizon Wireless Capital 3.750%, 05/20/11	660	670
Deutsche Telekom International Finance BV 5.375%, 03/23/11	1,271	1,289
Verizon New England 6.500%, 09/15/11	2,825	2,948

		7,858

Transportation — 0.1%
Burlington Northern Santa Fe 6.750%, 07/15/11	340	353

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.5%
Citibank NA (TLGP) (FDIC) 1.625%, 03/30/11	6,000	6,028
General Electric Capital (MTN) (TLGP) (FDIC) 1.800%, 03/11/11	6,000	6,026
JPMorgan Chase (TLGP) (FDIC) 2.625%, 12/01/10	585	585

		12,639

Utilities — 1.0%
Carolina Power & Light 6.500%, 07/15/12	1,750	1,902
Midamerican Energy Holdings 3.150%, 07/15/12	1,865	1,926
Southern 0.689%, 10/21/11 (A)	1,000	1,003
Xcel Energy 7.000%, 12/01/10	340	340

		5,171

Total Corporate Bonds (Cost $72,368)		72,654
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%
Federal National Mortgage Association — 0.1%
5.500%, 12/01/11	155	166
5.500%, 12/01/13	431	469

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $601)		635

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Federal Home Loan Bank — 5.3%
Federal Home Loan Bank
3.625%, 09/16/11	$21,000	$21,551
4.875%, 11/18/11#	4,700	4,898

		26,449
Federal Home Loan Mortgage Corporation — 3.4%
Federal Home Loan Mortgage Corporation 3.875%, 06/29/11	7,000	7,144
Federal Home Loan Mortgage Corporation (MTN) 1.500%, 01/07/11	10,000	10,013

		17,157

Federal National Mortgage Association — 6.8%
Federal National Mortgage Association
4.750%, 12/15/10	4,000	4,007
5.500%, 03/15/11	5,580	5,666
1.000%, 11/23/11	24,165	24,296

		33,969

Total U.S. Government Agency Obligations (Cost $77,527)		77,575
U.S. TREASURY OBLIGATIONS — 30.8%
U.S. Treasury Notes — 30.8%
4.625%, 08/31/11	14,830	15,311
1.375%, 03/15/12	17,050	17,282
1.125%, 12/15/11	35,315	35,604
1.000%, 07/31/11	6,350	6,382
1.000%, 08/31/11	18,000	18,098
1.000%, 09/30/11	50,750	51,051
0.875%, 03/31/11	10,245	10,267

Total U.S. Treasury Obligations (Cost $153,809)		153,995

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.7%
PNC Advantage Institutional Money Market Fund, Class I†	13,291,757	13,292

Total Affiliated Money Market Fund (Cost $13,292)		13,292

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.8% (Cost $499,599)		499,228

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.2%
Money Market Funds — 0.9%
AIM STIT Liquid Assets Portfolio	667,824	668
Dreyfus Institutional Cash Advantage Fund	873,475	873
Federated Prime Obligations Fund	227,433	227
FFI Select Institutional Fund	885,593	885
Fidelity Institutional Prime Money Market Fund	885,593	886
Western Asset Institutional Cash Reserve	885,593	886

		4,425

See Notes to Financial Statements.

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — 0.3%
Deutsche Bank Securities 0.24% (dated 11/30/10, due 12/01/10, repurchase price $725,901, collateralized by Federal Farm Credit Bank and Federal National Mortgage Association Bonds, 1.850% to 5.730%, due 08/24/15 to 01/22/37, totalmarket value $730,862)	$726	$726
HSBC Securities 0.23% (dated 11/30/10, due 12/01/10,repurchase price $88,949, collateralized by U.S. Treasury Note, 3.500%, due 05/15/20, totalmarket value $90,726)	89	89
Merrill Lynch 0.24% (dated 11/30/10, due 12/01/10, repurchase price $725,901, collateralized by
U.S. Treasury Note, 2.000%, due 07/15/14,total market value $740,427)	726	726

		1,541
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $5,966)‡		5,966
TOTAL INVESTMENTS — 101.0%
(Cost $505,565)*		505,194
Other Assets & Liabilities – (1.0)%		(4,793)
TOTAL NET ASSETS — 100.0%		$500,401

* Aggregate cost for Federal income tax purposes is (000) $505,565.

Gross unrealized appreciation (000)	$681
Gross unrealized depreciation (000)	(1,052)

Net unrealized depreciation (000)	$(371)

†	See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 5,843 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2010.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $1,898 (000) and represents 0.4% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

November 30 , 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$13,292	$ –	$–	$ 13,292
Asset-Backed Securities	–	99,031	–	99,031
Collateralized Mortgage Obligations	–	82,046	–	82,046
Corporate Bonds	–	72,654	–	72,654
Short Term Investments Purchased With Collateral From Securities Loaned	4,425	1,541	–	5,966
U.S. Government Agency Mortgage- Backed Obligations	–	635	–	635
U.S. Government Agency Obligations	–	77,575	–	77,575
U.S. Treasury Obligations	–	153,995	–	153,995

Total Assets – Investments in Securities	$17,717	$487,477	$–	$505,194

See Notes to Financial Statements.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

November 30 , 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.6%
Arizona — 2.8%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,089
5.000%, 07/01/17	1,000	1,081
Arizona Tourism and Sports Authority,
Multipurpose Stadium Facility Project,
Prerefunded 07/01/13 @ 100 (RB) Series A
(NATL-RE)
5.375%, 07/01/13	2,135	2,382

		4,552

California — 8.8%
California Educational Facilities Authority,
University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,427
California State Department of Water Resources
Power Supply (RB)
5.000%, 05/01/20	1,405	1,566
California State Department of Water Resources
Power Supply (RB) Series L
5.000%, 05/01/14	1,000	1,116
5.000%, 05/01/15	2,200	2,500
California Statewide Communities Development
Authority (RB)
5.000%, 06/15/13	1,000	1,070
Golden State Tobacco Securitization, Prerefunded
06/01/13 @100 (RB)
Series 2003-A-1
6.750%, 06/01/13	2,000	2,276
Los Angeles Unified School District (GO)
Series H (AGM)
5.000%, 07/01/16	1,000	1,152
5.000%, 07/01/25	2,025	2,101

		14,208

Colorado — 2.8%
Colorado Water Resources & Power Development
Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,797
Douglas County School District, Number RE1
(GO) Series 2009
5.250%, 12/15/22	2,250	2,663

		4,460

Delaware — 0.8%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,310

Florida — 10.5%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	828
5.000%, 06/01/16	6,500	6,811
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,088
Florida State Department of Transportation (RB)
Series A
5.000%, 07/01/20	4,715	5,266

	Par (000)	Value (000)
University of North Florida Financing, Housing
Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	$1,720	$1,881

		16,874

Georgia — 2.3%
Atlanta Water & Wastewater Authority
(RB) Series A (NATL-RE FGIC)
5.500%, 11/01/13	1,200	1,323
Georgia Municipal Electric Authority
(RB) Series X (NATL-RE-IBC)
6.500%, 01/01/12	870	909
Gwinnett County School District (GO)
5.000%, 02/01/22	1,250	1,470

		3,702

Illinois — 1.3%
Illinois State Sales Tax (RB)
5.000%, 06/15/17	1,000	1,124
5.000%, 06/15/25	900	916

		2,040

Louisiana — 0.7%
Louisiana State Gas & Fuels (RB) Series B
5.000%, 05/01/14	1,000	1,118

Massachusetts — 9.8%
Massachusetts Bay Transportation Authority (RB)
Series C (NATL-RE FGIC)
5.500%, 03/01/13	2,000	2,203
Massachusetts Bay Transportation Authority,
Senior Sales Tax (RB) Series B
5.250%, 07/01/23	1,000	1,159
Massachusetts Special Obligation (RB) Series A
(NATL-RE FGIC)
5.500%, 06/01/15	6,625	7,735
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,310
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,746
Massachusetts, Consolidated Loan, (GO) Series C
5.000%, 12/01/15	1,375	1,599

		15,752

Michigan — 5.0%
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/14	4,310	4,867
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,054
Warren Consolidated School District (GO)
(Q-SBLF)
5.250%, 05/01/17	1,930	2,074

		7,995

See Notes to Financial Statements.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Missouri — 1.6%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series A
5.000%, 12/01/16	$2,290	$2,636

Nevada — 7.1%
Clark County School District (GO) Series B (AMBAC)
5.000%, 06/15/14	1,125	1,248
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,447
Clark County, Park & Regional Justice Center (GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,139
Truckee Meadows Water Authority (RB)
5.000%, 07/01/15	5,000	5,623

		11,457

New Mexico — 2.2%
New Mexico Finance Authority (RB)
5.000%, 06/15/21	1,160	1,347
New Mexico Finance Authority (RB) Series A
5.000%, 06/15/13	2,000	2,204

		3,551

New York — 3.7%
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,475
New York State Dormitory Authority, Residential Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	730
Tobacco Settlement Financing (RB) Series A-1
5.500%, 06/01/16	1,690	1,697

		5,902

North Carolina — 3.3%
North Carolina Eastern Municipal Power Agency (RB) Series A (ETM)
5.000%, 01/01/21	2,665	3,131
North Carolina Medical Care Commission, CaroMont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,083
North Carolina Medical Care Commission, Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,172

		5,386

Ohio — 2.3%
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,511
Ohio State Water Development Authority, Fresh Water Project (RB)
5.500%, 06/01/21	1,000	1,208

		3,719

	Par (000)	Value (000)

Pennsylvania — 13.2%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$200	$225
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,157
Central Bucks School District (GO) (NATL-RE FGIC)
5.000%, 05/15/22	1,750	2,008
Mount Lebanon School District (GO) Series A
5.000%, 02/15/24	2,250	2,485
Northampton County General Purpose Authority, Lafayette College (RB)
5.000%, 11/01/18	1,575	1,812
Pennsylvania Higher Educational Facilities Authority, Elizabethtown College Project (RB) Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,501
Philadelphia Hospitals & Higher Education Facilities Authority, Jefferson Health System (RB) Series B
5.000%, 05/15/17	2,740	3,078
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	1,760	1,889
Philadelphia School District (GO) Series B
5.000%, 06/01/17	1,015	1,124
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,097
Pittsburgh School District (GO) Series A (AGM)
5.000%, 09/01/21	600	667
5.000%, 09/01/22	1,485	1,633
Souderton Area School District (GO)
5.000%, 11/01/24	1,465	1,607

		21,283

Texas — 13.1%
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/16	2,500	2,942
Dallas (GO) Series A
5.000%, 02/15/18	1,800	2,113
Harris County (GO) Series B
5.000%, 10/01/21	2,625	3,016
Harris County Cultural Education Facilities Finance, The Methodist Hospital System (RB)
5.000%, 06/01/14	750	839
Montgomery County (GO)
5.000%, 03/01/21	1,000	1,123
Spring Branch Independent School District (GO) (PSF-GTD) (DD)
5.000%, 02/01/17	2,000	2,350
Texas State, Water Financial Assistance (GO) Series B
5.000%, 08/01/14	1,865	2,112
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,157

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — continued
University of Texas, Financing System (RB)
Series A
5.000%, 08/15/23	$4,775	$5,410

		21,062

Washington — 5.1%
Seattle (GO) Series B
5.000%, 08/01/14	3,265	3,697
Washington Public Power Supply System, Nuclear Project (RB) Series B (NATL-RE-IBC)
7.125%, 07/01/16	1,900	2,413
Washington State (GO) Series R-A (AMBAC)
5.000%, 01/01/14	1,850	2,065

		8,175

Puerto Rico — 1.2%
Puerto Rico (GO) Series A
5.500%, 07/01/18	570	617
Puerto Rico Highway & Transportation Authority
(RB) Series Y
6.250%, 07/01/13	1,250	1,374

		1,991
Total Municipal Bonds (Cost $154,033)		157,173

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.6%
PNC Tax Exempt Money Market Fund,
Class I†##	4,167,038	$4,167

Total Affiliated Money Market Fund (Cost $4,167)		4,167
TOTAL INVESTMENTS — 100.2%
(Cost $158,200)*		161,340
Other Assets & Liabilities – (0.2)%		(354)
TOTAL NET ASSETS — 100.0%		$160,986

* Aggregate cost for Federal income tax purposes is (000) $158,200.
Gross unrealized appreciation (000)	$3,655
Gross unrealized depreciation (000)	(515)

Net unrealized appreciation (000)	$3,140

†	See Note 3 in Notes to Financial Statements.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

Please see Investment Abbreviations and Definitions on Page 74.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$4,167	$ –	$–	$ 4,167

Municipal Bonds	–	157,173	–	157,173

Total Assets – Investments in Securities	$4,167	$157,173	$–	$161,340

See Notes to Financial Statements.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.8%
District of Columbia — 2.2%
Washington Metropolitan Area Transit Authority (RB) (NATL-RE) 5.000%, 01/01/12	$500	$523
Washington Metropolitan Area Transit Authority (RB) Series A 5.250%, 07/01/24	1,000	1,104

		1,627

Maryland — 87.0%
Annapolis City (GO) 5.000%, 11/01/16	440	441
Anne Arundel County (GO) 5.000%, 04/01/15	1,800	2,080
5.000%, 03/01/16	750	817
Anne Arundel County, National Business Park Project (TAN) 5.125%, 07/01/22	1,000	1,091
Baltimore City (GO) Series A (AMBAC) 5.000%, 10/15/19	715	788
Baltimore City, Wastewater Projects (RB) Series A (NATL-RE FGIC) 5.000%, 07/01/22	1,000	1,137
Baltimore City, Wastewater Projects, Prerefunded 07/01/15 @ 100 (RB) Series B (NATL-RE) 5.000%, 07/01/15	1,500	1,744
Baltimore City, Water Projects, Prerefunded 07/01/15 @ 100 (RB) Series A (NATL-RE) 5.000%, 07/01/15	1,000	1,162
Baltimore County, Catholic Health Initiatives Project (RB) Series A 5.000%, 09/01/21	500	538
Charles County Consolidated Public Improvement (GO) 5.000%, 03/01/18	1,000	1,179
Frederick City (GO) Series A 5.000%, 03/01/23	500	562
5.000%, 03/01/26	1,055	1,165
Frederick County (GO) 5.000%, 08/01/16	2,000	2,314
5.000%, 08/01/17	1,730	1,980
Frederick County, Urbana Community Development Authority (STRB) Series A 5.000%, 07/01/24	3,020	3,132
Harford County (GO) 5.000%, 07/15/20	600	661
5.000%, 07/15/22	1,290	1,399
Howard County (GO) Series B 5.000%, 02/15/14	1,000	1,127
Maryland Department of Housing and Community Development Administration (RB) Series B (NATL-RE) 5.150%, 06/01/22	230	230
5.125%, 06/01/17	210	210
Maryland Department of Transportation (RB) 5.000%, 02/15/21	2,500	2,806
5.000%, 09/01/22	2,000	2,236

	Par (000)	Value (000)

Maryland Economic Development Corporation, Department of Transportation Headquarters Facility, Prerefunded 06/01/12 @ 101 (RB) 5.000%, 06/01/12	$450	$482
Maryland Economic Development Corporation, University of Maryland, College Park Project (RB) (AMBAC) 5.375%, 07/01/14	490	501
Maryland Health & Higher Educational Facilities Authority, Board of Child Care (RB) 5.375%, 07/01/32	500	502
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB) 5.000%, 07/01/36	975	949
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (NATL-RE) 5.300%, 10/01/18	460	519
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) 5.375%, 07/01/25	500	516
Maryland Health & Higher Educational Facilities Authority, LifeBridge Health (RB) 5.000%, 07/01/19	1,000	1,095
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006 5.000%, 07/01/17	1,550	1,663
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System (RB) Series A (NATL-RE) 5.000%, 07/01/21	725	748
Maryland Industrial Development Financing Authority, American Center for Physics Headquaters Facility (RB) 5.250%, 12/15/14	500	520
Maryland State (GO) Second Series 5.000%, 08/01/18	1,450	1,667
Maryland State, Prerefunded 08/01/13 @ 100 (GO) Second Series 5.000%, 08/01/16	1,000	1,111
Maryland Transportation Authority (RB) 5.250%, 03/01/19	2,235	2,665
Maryland Transportation Authority, Transportation Facilities Projects (RB) 5.000%, 07/01/19	1,500	1,724
Maryland Water Quality Financing Administration (RB) Series A 5.000%, 03/01/24	1,175	1,307
Montgomery County Economic Development, Trinity Health Credit Group (RB) 5.500%, 12/01/16	930	959
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A 5.000%, 04/01/18	1,000	1,160
Montgomery County Revenue Authority, Olney Indoor Swim Center Project (RB) Series C 5.250%, 10/01/12	75	75

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — continued
Montgomery County, Consolidated Public Improvement (GO) Series A
5.000%, 08/01/18	$1,500	$1,792
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,020
5.000%, 07/15/23	1,550	1,719
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	545
5.000%, 06/30/19	710	762
Prince George’s County, Woodview Village Phase II Subdistrict, Prerefunded 07/01/12 @ 102 (RB)
7.000%, 07/01/12	1,144	1,280
Prince George’s County, Prerefunded 10/01/13 @ 100 (GO) Series A
5.000%, 10/01/13	1,685	1,883
St Mary’s County, St. Mary’s Hospital Project (GO)
5.000%, 10/01/20	1,000	1,057
Talbot County (GO)
5.000%, 05/01/14	1,250	1,411
University System of Maryland (RB) Series A (VRDN)
1.500%, 07/01/23	1,500	1,508
University System of Maryland Auxiliary Facility & Tuition Project (RB) Series A
5.000%, 04/01/13	570	601
5.000%, 04/01/18	1,200	1,409
University System of Maryland Auxiliary Facility & Tuition, Prerefunded 04/01/12 @ 100 (RB) Series A
5.000%, 04/01/12	730	773
Washington Suburban Sanitary District (GO)
5.000%, 06/01/20	1,000	1,162
Washington Suburban Sanitary District, Prerefunded 06/01/15 @ 100 (GO)
5.000%, 06/01/15	680	758

		64,642
Puerto Rico — 8.6%
Puerto Rico (GO) Series A (NATL-RE-IBC)
5.250%, 07/01/21	1,000	1,034
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	511
Puerto Rico Electric Power Authority (RB) Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,064
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	1,500	1,547
Puerto Rico Public Buildings Authority, Prerefunded 07/01/14 @ 100 (RB) Series I
5.500%, 07/01/14	1,000	1,147

	Par (000)	Value (000)

Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	$1,000	$1,099

		6,402

Total Municipal Bonds (Cost $70,095)		72,671

	Number of Shares
MONEY MARKET FUND — 2.8%
T. Rowe Price Maryland Tax-Free Money Fund	2,085,547	2,086

Total Money Market Fund (Cost $2,086)		2,086

TOTAL INVESTMENTS — 100.6% (Cost $72,181)*		74,757

Other Assets & Liabilities – (0.6)%		(451)

TOTAL NET ASSETS — 100.0%		$74,306

*   Aggregate cost for Federal income tax purposes is (000) $72,175.

Gross unrealized appreciation (000)	$2,816
Gross unrealized depreciation (000)	(234)

Net unrealized appreciation (000)	$2,582

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

PNC Maryland-Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

November 30 , 2010 (Unaudited )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Money Market Fund	$2,086	$–	$–	$2,086

Municipal Bonds	–	72,671	–	72,671

Total Assets – Investments in Securities	$2,086	$72,671	$–	$74,757

See Notes to Financial Statements.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.8%
Michigan — 90.1%
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	$1,600	$1,605
Detroit Water Supply System (RB) (NATL-RE FGIC)
6.500%, 07/01/15	1,000	1,129
East Lansing School District (GO) Series B (NATL-RE Q-SBLF)
5.000%, 05/01/20	1,000	1,077
Forest Hills Public Schools (GO) (AGM)
5.000%, 05/01/17	1,000	1,155
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	1,535	1,746
Ingham County Building Authority (GO) (NATL-RE)
5.000%, 07/01/16	1,010	1,134
Kent County (GO)
5.000%, 01/01/18	750	866
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	717
5.000%, 10/01/22	685	754
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,246
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/20	545	627
Michigan Municipal Bond Authority, Clean Water Revolving-Pooled Fund (RB)
Series 2002
5.000%, 10/01/22	1,000	1,119
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	1,000	1,014
Michigan State Hospital Finance Authority (RB) (ETM) Series P (NATL-RE)
5.375%, 08/15/14	130	141
Michigan State Trunk Line (RB) (AGM)
5.250%, 11/01/16	1,170	1,353
5.000%, 11/01/18	1,000	1,134
Michigan State Trunk Line (RB)
Series A (NATL-RE-IBC)
5.250%, 11/01/15	1,000	1,148
Michigan State, Environmental
Program (GO) Series A
6.000%, 11/01/24	1,000	1,152
5.250%, 11/01/23	1,000	1,095
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,133
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	1,045	1,172
Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	1,000	1,119
University of Michigan (RB) Series A
5.000%, 04/01/19	1,000	1,171

	Par (000)	Value (000)

West Branch Rose City Area School District (GO) (AGM Q-SBLF)
5.000%, 05/01/19	$30	$32

		24,839

Puerto Rico — 7.7%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	1,000	1,031
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/13	1,000	1,099

		2,130

Total Municipal Bonds (Cost $25,774)		26,969

	Number of Shares
MONEY MARKET FUND — 1.3%
JPMorgan Michigan Municipal Money Market Fund	358,848	359
Total Money Market Fund (Cost $359)		359
TOTAL INVESTMENTS — 99.1% (Cost $26,133)*		27,328

Other Assets & Liabilities – 0.9%		245
TOTAL NET ASSETS — 100.0%		$27,573

* Aggregate cost for Federal income tax purposes is (000) $26,095.
Gross unrealized appreciation (000)	$1,316
Gross unrealized depreciation (000)	(83)

Net unrealized appreciation (000)	$1,233

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Money Market Fund	$359	$ –	$–	$ 359

Municipal Bonds	–	26,969	–	26,969

Total Assets – Investments insecurities	$359	$26,969	$–	$27,328

See Notes to Financial Statements.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.4%
Ohio — 94.4%
Akron (GO) (ETM)
6.000%, 12/01/12	$750	$791
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	935	979
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	2,680	2,890
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,082
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,511
Canton City School District (GO) Series 2005 (NATL-RE)
5.000%, 12/01/14	1,185	1,316
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,048
Cleveland Waterworks (RB) Series H (NATL-RE)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,224
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,436
Cuyahoga County (GO) Series A
5.000%, 12/01/20	3,205	3,718
Cuyahoga County (GO)
5.650%, 05/15/18	600	714
Cuyahoga County (RB) Series A
5.500%, 01/01/14	1,700	1,893
Dublin City School District (GO)
5.000%, 12/01/24	1,000	1,128
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,130
Erie County Garbage & Refuse Landfill Improvement (GO) (AGM)
5.500%, 12/01/20	1,305	1,409
Franklin County (GO)
5.000%, 12/01/15	1,875	2,184
5.000%, 12/01/16	950	1,105
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,704
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,273
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,146
Hamilton County Sewer System (RB)
Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,493
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,075
Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	510	576
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,370

	Par (000)	Value (000)

5.000%, 09/01/15	$1,695	$1,920
Ohio Housing Finance Agency (RB) Series A (AGM)
5.000%, 04/01/16	1,590	1,827
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,094
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,243
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	680
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	2,250	2,499
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,190
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,140
5.000%, 02/15/19	1,000	1,136
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/17	2,100	2,451
5.500%, 02/15/18	1,000	1,169
Ohio State University (RB) Series A
5.000%, 12/01/15	1,025	1,192
5.000%, 12/01/17	1,000	1,170
4.000%, 12/01/13	2,465	2,683
Ohio State University (RB) Series D
5.000%, 12/01/25	2,020	2,268
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,178
5.000%, 12/01/20	2,015	2,355
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,230
Ohio State Water Development Authority, Walter Pollution Control (RB) Series A
5.000%, 12/01/17	1,675	1,988
5.000%, 06/01/20	3,055	3,552
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1
5.750%, 06/15/18	500	604
Ohio State, Revitalization Project (RB) Series A (AMBAC)
5.000%, 10/01/13	1,070	1,146
Ohio, Cleveland Clinic Health System Obligated Group (RB) Series B
5.000%, 01/01/17	500	559
Olentangy Local School District (GO) (AGM)
5.500%, 12/01/19	35	37
Sharonville (GO) (NATL-RE FGIC)
5.250%, 06/01/13	1,000	1,097

See Notes to Financial Statements.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/15	$550	$622
5.750%, 12/01/16	400	460
Teays Valley Local School District (GO) (NATL-RE)
5.000%, 12/01/19	1,070	1,157
University of Cincinnati (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,235
Upper Arlington City School District (GO) (AGM)
5.000%, 12/01/15	2,000	2,287
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	460
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,541
West Geauga Local School District
(GO) (AMBAC)
8.250%, 11/01/12	710	810
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/13	135	152
5.750%, 12/01/14	690	796
5.750%, 12/01/15	740	871
5.750%, 12/01/16	800	960
5.750%, 12/01/17	400	483

		98,517

Puerto Rico — 5.0%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	2,500	2,579
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/14	1,295	1,441
Puerto Rico (GO) Series A (AGM)
5.500%, 07/01/17	100	112
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	897
Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	160	174

		5,203

Total Municipal Bonds (Cost $98,190)		103,720

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.2%
PNC Ohio Municipal Money Market Fund, Class I†	1,219,948	$1,220

Total Affiliated Money Market Fund
(Cost $1,220)		1,220
TOTAL INVESTMENTS — 100.6%
(Cost $99,410)*		104,940
Other Assets & Liabilities – (0.6)%		(610)
TOTAL NET ASSETS — 100.0%		$104,330

* Aggregate cost for Federal income tax purposes is (000) $99,410.
Gross unrealized appreciation (000)	$5,698
Gross unrealized depreciation (000)	(168)

Net unrealized appreciation (000)	$5,530

†	See Note 3 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$1,220	$ –	$–	$ 1,220

Municipal Bonds	–	103,720	–	103,720

Total Assets – Investments in Securities	$1,220	$103,720	$–	$104,940

See Notes to Financial Statements.

PNC Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.4%
Pennsylvania — 87.8%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$975	$1,098
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,441
Bucks County (GO)
5.125%, 05/01/22	1,255	1,426
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,065
Commonwealth of Pennsylvania (GO) (NATL-RE)
5.375%, 07/01/19	1,000	1,204
Commonwealth of Pennsylvania (GO) Second Series
5.000%, 01/01/15	1,000	1,144
East Stroudsburg Area School District (GO) Series
A (NATL-RE FGIC)
5.750%, 09/01/16	500	591
Franklin County Industrial Development Authority, Chamberburg Hospital Project (RB)
5.000%, 07/01/14	1,000	1,088
Gettysburg Municipal Authority, Gettysburg College (RB) (ETM) (NATL-RE)
5.375%, 08/15/13	1,000	1,121
Hempfield Township Municipal Authority, Westmoreland County (RB) (AGM)
5.000%, 09/01/16	1,550	1,750
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/13	1,030	1,103
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,041
Mount Lebanon School District (GO) Series A
5.000%, 02/15/20	1,000	1,157
North Hills School District, Prerefunded
12/15/15 @ 100 (GO) (AGM)
5.000%, 12/15/15	1,055	1,241
Northampton County General
Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,159
Parkland School District (GO)
(NATL-RE FGIC)
5.375%, 09/01/14	1,000	1,135
Pennsylvania Convention Center Authority
(RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	1,000	1,215
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University (RB)
5.000%, 03/01/24	1,065	1,128
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,220
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,112

	Par (000)	Value (000)

Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	$1,000	$1,133
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	1,350	1,449
5.000%, 09/01/19	285	307
Pittsburgh (GO) Series B (AGM)
5.250%, 09/01/15	1,000	1,120
Pittsburgh School District (GO) Series A (AGM)
5.000%, 09/01/20	1,000	1,125
Union County Higher Educational Facilities Financing Authority, Bucknell University (RB)
5.000%, 04/01/14	500	560
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	1,000	1,171

		30,304

Puerto Rico — 8.6%
Puerto Rico Electric Power Authority (RB) Series ZZ
5.250%, 07/01/19	1,035	1,158
Puerto Rico Highway & Transportation Authority (RB) Series BB (AGM)
5.250%, 07/01/22	300	324
Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	1,340	1,460

		2,942
Total Municipal Bonds (Cost $31,902)		33,246

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.6%
PNC Pennsylvania Tax-Exempt Money Market Fund, Class I†	904,163	904
Total Affiliated Money Market Fund
(Cost $904)		904
TOTAL INVESTMENTS — 99.0%

(Cost $32,806)*		34,150
Other Assets & Liabilities – 1.0%		359
TOTAL NET ASSETS — 100.0%		$34,509

* Aggregate cost for Federal income tax purposes is (000) $32,807.
Gross unrealized appreciation (000)	$1,409
Gross unrealized depreciation (000)	(66)

Net unrealized appreciation (000)	$1,343

†	See Note 3 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$904	$ –	$–	$ 904
Municipal Bonds	–	33,246	–	33,246

Total Assets – Investments inSecurities	$904	$33,246	$–	$ 34,150

See Notes to Financial Statements.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.1%
Alaska — 1.1%
North Slope Borough (GO) Series A
5.000%, 06/30/13	$1,250	$1,365

Arizona — 3.9%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,857
Arizona State (RB) Series A (AGM)
4.000%, 07/01/13	2,000	2,130
Arizona State Transportation Board (RB)
5.250%, 07/01/13	1,000	1,025

		5,012

California — 5.3%
California Department of Water Resources (RB) Series L
5.000%, 05/01/12	2,550	2,699
California Statewide Communities Development Authority (RB)
5.000%, 06/15/13	1,000	1,070
Los Angeles Unified School District (GO) Series A (NATL-RE)
5.250%, 07/01/12	2,745	2,934

		6,703

Delaware — 1.0%
New Castle County (GO) Series A
5.000%, 07/15/14	1,130	1,283

District of Columbia — 2.5%
District of Columbia (RB) Series B
5.000%, 12/01/12	1,075	1,162
District of Columbia, Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,969

		3,131
Florida — 2.4%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,988
5.000%, 06/01/14	1,000	1,055

		3,043

Georgia — 0.9%
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Project (RB)
5.000%, 11/15/14	1,000	1,121

Illinois — 3.2%
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,110
Illinois State (RB)
5.375%, 06/15/13	1,000	1,024
5.000%, 06/15/13	1,750	1,896

		4,030

Indiana — 1.9%
Indiana Finance Authority (RB) Series A
5.250%, 02/01/17	2,100	2,470

	Par (000)	Value (000)

Iowa — 1.9%
Iowa Finance Authority, Genesis Health System (RB)
5.000%, 07/01/13	$2,250	$2,444

Kansas — 0.8%
Olathe Health Facilities, Olathe Medical Center (RB) Series A (VRDN)
4.125%, 09/01/37	1,000	1,028

Louisiana — 1.6%
Louisiana (RB) Series A-1 (VRDN)
1.050%, 05/01/43	2,000	2,010

Maryland — 4.2%
Frederick County, Urbana Community Development Authority (STRB) Series A
3.000%, 07/01/12	750	768
3.000%, 07/01/13	580	598
Maryland State (GO) Second Series
5.000%, 08/01/15	1,395	1,625
University System of Maryland Auxiliary Facility & Tuition Project (RB) Series A
5.000%, 04/01/13	980	1,033
University System of Maryland Auxiliary Facility & Tuition, Prerefunded 04/01/12 @ 100 (RB) Series A
5.000%, 04/01/12	1,270	1,345

		5,369

Massachusetts — 3.0%
Massachusetts Health & Educational Facilities Authority, Simmons College, Prerefunded 10/01/13 @ 100 (RB) Series F (FGIC)
5.000%, 10/01/13	1,295	1,446
Massachusetts, Consolidated Loan, (GO) Series C
5.000%, 12/01/15	2,000	2,325

		3,771

Michigan — 4.8%
Detroit City School District, School Building and Site Improvement (GO) Series A (FGIC Q-SBLF)
5.000%, 05/01/11	1,000	1,013
Michigan Municipal Bond Authority, Clean Water Project (RB)
5.000%, 10/01/17	1,025	1,189
Michigan Municipal Bond Authority, Drinking Water Project (RB)
5.375%, 10/01/19	830	886
Michigan State (GO)
5.500%, 12/01/15	1,000	1,169
Woodhaven-Brownstown School District, Prerefunded 05/01/12 @ 100 (GO) (NATL-RE Q-SBLF)
5.375%, 05/01/12	1,710	1,825

		6,082

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Minnesota — 2.4%
Minnesota Public Facilities Authority, Water Pollution Control, Prerefunded 03/01/12 @ 100 (RB) Series A
5.000%, 03/01/12	$2,000	$2,112
Scott County (GO)
4.000%, 12/01/10	1,000	1,000

		3,112

Missouri — 2.5%
Missouri Highways & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,287
Missouri Highways & Transportation Commission, Prerefunded 02/01/12 @ 100 (RB) Series A
5.000%, 02/01/12	1,800	1,894

		3,181

Nevada — 5.2%
Clark County Highway Improvement (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,041
Clark County School District (GO) Series A
5.000%, 06/15/14	1,650	1,842
Henderson Healthcare Facility, Catholic Healthcare West (RB) Series B
5.000%, 07/01/13	1,500	1,602
5.000%, 07/01/15	500	539
Nevada State (GO) Series G
5.000%, 08/01/16	500	575

		6,599

New Mexico — 1.6%
New Mexico State (RB) Series D (DD)
5.000%, 07/01/15	1,725	1,978

New York — 6.1%
Erie County Public Improvement (GO) Series A (NATL-RE)
5.000%, 12/01/14	1,000	1,102
Monroe County (GO)
5.000%, 06/01/14	2,500	2,756
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/13	1,000	1,115
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,448
Tobacco Settlement Financing (RB) Series A-1
5.500%, 06/01/16	1,300	1,305

		7,726

North Carolina — 7.6%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,729
Forsyth County (GO) Series B
5.000%, 04/01/16	1,350	1,583
5.000%, 04/01/19	1,000	1,180

	Par (000)	Value (000)
North Carolina Medical Care Commission, CaroMont Health (RB) (AGM)
5.000%, 02/15/14	$1,000	$1,083
North Carolina State (GO)
5.000%, 05/01/14	1,000	1,096
North Carolina State (GO) Series B
5.000%, 04/01/13	1,500	1,647
University of North Carolina at Chapel Hill (RB) Series B
5.000%, 12/01/11	1,250	1,307

		9,625

Ohio — 2.7%
Lorain County, Catholic Healthcare Partners (RB) Series A
5.625%, 10/01/15	1,000	1,046
Ohio State Water Development Authority, Fresh Water Project (RB) Series A
5.000%, 06/01/12	1,145	1,219
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 12/01/13	1,000	1,120

		3,385

Pennsylvania — 7.1%
Commonwealth of Pennsylvania (GO) Series 4
5.000%, 07/01/14	1,800	2,037
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,098
Philadelphia Parking Authority (RB)
5.000%, 09/01/12	1,000	1,051
Philadelphia Water & Wastewater Authority (RB) (AMBAC)
5.250%, 12/15/11	2,200	2,296
Philadelphia Water & Wastewater Authority (RB) Series A (AMBAC)
5.000%, 08/01/13	670	727
Pittsburgh School District (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,867

		9,076

South Carolina — 1.2%
South Carolina Public Service Authority (RB) Series A (AGM)
5.000%, 01/01/13	1,460	1,583

South Dakota — 0.9%
South Dakota Health & Educational Facilities Authority, Regional Health (RB)
5.000%, 09/01/15	1,000	1,115

Tennessee — 2.7%
Memphis Electric System (RB)
5.000%, 12/01/14	3,000	3,402

Texas — 11.1%
Dallas Independent School District (RB) (PSF-GTD)
5.000%, 02/15/18	2,500	2,931

See Notes to Financial Statements.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — continued
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	$1,685	$1,946
Houston (GO) Series E (AMBAC)
5.000%, 03/01/15	1,000	1,141
Houston Health Facilities Development,
Buckingham Senior Living Community, Inc.
Project, Prerefunded
02/15/14 @ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,190
Spring Branch Independent School District (GO) (DD)
5.000%, 02/01/18	1,480	1,739
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/17	500	587
Texas State (GO) Series B
5.000%, 04/01/17	3,025	3,542
Texas Transportation Commission (RB)
5.000%, 04/01/13	1,000	1,096

		14,172

Virginia — 3.1%
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/13	2,000	2,210
Tobacco Settlement Financing, Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,684

		3,894

Washington — 2.7%
Washington State (GO) Series R-2011A
5.000%, 01/01/15	1,000	1,142
5.000%, 01/01/18	2,000	2,346

		3,488

Puerto Rico — 2.7%
Puerto Rico Electric Power Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,139
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	1,125	1,248
Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,099

		3,486

Total Municipal Bonds
(Cost $122,537)		124,684

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.5%
PNC Tax Exempt Money Market Fund,
Class I†##	4,513,294	4,513

Total Affiliated Money Market Fund
(Cost $4,513)		4,513

		Value (000)

TOTAL INVESTMENTS — 101.6%
(Cost $127,050)*		$129,197

Other Assets & Liabilities – (1.6)%		(2,070)

TOTAL NET ASSETS — 100.0%		$127,127

* Aggregate cost for Federal income tax purposes is (000) $127,029.
Gross unrealized appreciation (000)	$2,437
Gross unrealized depreciation (000)	(269)

Net unrealized appreciation (000)	$2,168

†	See Note 3 in Notes to Financial Statements.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

Please see Investment Abbreviations and Definitions on Page 74.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$4,513	$ –	$–	$ 4,513
Municipal Bonds	–	124,684	–	124,684

Total Assets – Investments in Securities	$4,513	$124,684	$–	$129,197

See Notes to Financial Statements.

PNC Fixed Income and Tax Exempt Bond Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

November 30, 2010 (Unaudited)

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

DD — Delayed Delivery Security

ETM — Escrowed to Maturity

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

                     (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2010, and the date shown is

                 the final maturity date, not the next reset or put date.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY LEFT BLANK

PNC Fixed Income Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value	$231,009	$138,296	$5,012	$363,531
Investments in affiliates at value	8,563	5,297	184	2,732
Short term investments in non-affiliates held as collateral for loaned securities at value	11,294	–	323	24,880

Total Investments at value(1)(2)	250,866	143,593	5,519	391,143

Receivable for investments sold	–	–	–	4,994
Receivable for shares of beneficial interest sold	65	92	–	85
Interest receivable	1,773	570	105	3,249
Securities lending income receivable	1	–	1	1
Maturities receivable	–	4	–	–
Prepaid expenses	17	19	16	20

Total Assets	252,722	144,278	5,641	399,492

LIABILITIES
Payable for collateral for loaned securities	11,294	–	323	24,880
Payable for shares of beneficial interest redeemed	243	159	11	157
Payable for investment securities purchased	290	–	65	4,699
Dividends payable
Class I	338	288	2	417
Class A	4	13	–	2
Class C	–	11	–	1
Investment advisory fees payable	89	48	–	122
12b-1 fees payable
Class A	2	7	–	4
Class C	–	3	–	1
Shareholder servicing fees payable
Class A	1	3	–	2
Class C	–	1	–	–
Administration fees payable	12	7	1	18
Custodian fees payable	4	7	1	5
Transfer agent fees payable	11	13	1	16
Trustee fees payable	11	8	–	16
Other liabilities	31	42	8	40

Total Liabilities	12,330	610	412	30,380

TOTAL NET ASSETS	$240,392	$143,668	$5,229	$369,112

(1)Investments in non-affiliates at cost	$222,021	$129,317	4,978	$348,963
Investments in affiliates at cost	8,563	5,297	184	2,732
Short term investments in non-affiliates held as collateral for loaned securities at cost	11,294	–	323	24,880

Total Investments at cost	$241,878	$134,614	$5,485	$376,575

(2) Includes securities on loan with a value of	$11,054	$–	$317	$24,332

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$237,697	$140,277	$4,432	$347,157
Undistributed (Distributions in Excess of) Net Investment Income	26	(1)	(24)	211
Accumulated Net Realized Gain (Loss) on Investments	(6,319)	(5,587)	787	7,176
Net Unrealized Appreciation on Investments	8,988	8,979	34	14,568

Total Net Assets	$240,392	$143,668	$5,229	$369,112

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$234,563,258	$122,763,310	$4,866,617	$359,070,355

Class I shares outstanding	22,367,883	12,645,997	506,206	30,969,866

Net Asset Value, Offering and Redemption Price Per Share	$10.49	$9.71	$9.61	$11.59

Net assets applicable to Class A	$5,389,269	$15,544,959	$362,215	$8,649,590

Class A shares outstanding	512,762	1,601,457	37,638	744,965

Net Asset Value and Redemption Price Per Share	$10.51	$9.71	$9.62	$11.61

Maximum Offering Price Per Share(3)	$11.01	$10.17	$10.07	$12.16

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$439,518	$5,359,875	N/A	$1,392,391

Class C shares outstanding	41,916	552,980	N/A	119,600

Net Asset Value and Offering Price Per Share	$10.49	$9.69	N/A	$11.64

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

PNC Fixed Income Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Limited Maturity Bond Fund	Total Return Advantage Bond Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$311,872	$225,969	$485,936
Investments in affiliates at value	10,678	6,092	13,292
Short term investments in non-affiliates held as collateral for loaned securities at value	11,291	8,791	5,966

Total Investments at value(1)(2)	333,841	240,852	505,194

Receivable for investments sold	–	153	–
Receivable for shares of beneficial interest sold	614	153	3,170
Interest receivable	1,811	2,004	2,473
Maturities receivable	48	57	–
Prepaid expenses	20	19	39

Total Assets	336,334	243,238	510,876

LIABILITIES
Payable for collateral for loaned securities	11,291	8,791	5,966
Payable for shares of beneficial interest redeemed	578	77	3,077
Payable for investment securities purchased	–	649	1,002
Dividends payable
Class I	211	450	244
Class A	1	5	2
Investment advisory fees payable	93	76	81
12b-1 fees payable
Class A	4	4	8
Class C	3	–	–
Shareholder servicing fees payable
Class A	2	2	3
Class C	1	–	–
Administration fees payable	15	11	22
Custodian fees payable	3	5	2
Transfer agent fees payable	14	21	38
Trustee fees payable	6	6	3
Other liabilities	23	25	27

Total Liabilities	12,245	10,122	10,475

TOTAL NET ASSETS	$324,089	$233,116	$500,401

(1) Investments in non-affiliates at cost	$306,417	$217,822	486,307
Investments in affiliates at cost	10,678	6,092	13,292
Short term investments in non-affiliates held as collateral for loaned securities at cost	11,291	8,791	5,966

Total Investments at cost	$328,386	$232,705	$505,565

(2) Includes securities on loan with a value of	$11,041	$8,602	$5,843

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Bond Fund	Ultra Short Bond Fund
NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$325,688	$242,218	$504,187
Undistributed (Distributions in Excess of) Net Investment Income	(131)	165	250
Accumulated Net Realized Loss on Investments	(6,923)	(17,414)	(3,665)
Net Unrealized Appreciation (Depreciation) on Investments	5,455	8,147	(371)

Total Net Assets	$324,089	$233,116	$500,401

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$310,621,852	$223,884,245	$484,212,920

Class I shares outstanding	30,357,506	21,193,793	48,286,776

Net Asset Value, Offering and Redemption Price Per Share	$10.23	$10.56	$10.03

Net assets applicable to Class A	$8,913,483	$8,793,073	$16,187,625

Class A shares outstanding	868,565	832,840	1,612,069

Net Asset Value and Redemption Price Per Share	$10.26	$10.56	$10.04

Maximum Offering Price Per Share(3)	$10.47	$11.06	$10.14

Maximum Sales Charge Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$4,554,069	$438,841	N/A

Class C shares outstanding	443,668	41,463	N/A

Net Asset Value and Offering Price Per Share	$10.26	$10.58	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
ASSETS
Investments in non-affiliates at value	$157,173	$74,757	$27,328	$103,720
Investments in affiliates at value	4,167	–	–	1,220

Total Investments at value(1)	161,340	74,757	27,328	104,940

Receivable for shares of beneficial interest sold	201	749	–	190
Interest receivable	2,371	1,078	324	1,897
Prepaid expenses	19	4	6	7

Total Assets	163,931	76,588	27,658	107,034

LIABILITIES
Payable for shares of beneficial interest redeemed	167	650	–	102
Payable for investment securities purchased	2,382	1,410	–	2,286
Dividends payable
Class I	301	177	48	231
Class A	4	1	6	7
Investment advisory fees payable	53	25	9	35
12b-1 fees payable
Class A	2	–	3	5
Class C	–	–	–	1
Shareholder servicing fees payable
Class A	1	–	2	2
Administration fees payable	8	4	1	5
Custodian fees payable	3	1	1	2
Transfer agent fees payable	6	2	3	5
Trustee fees payable	3	–	2	5
Other liabilities	15	12	10	18

Total Liabilities	2,945	2,282	85	2,704

TOTAL NET ASSETS	$160,986	$74,306	$27,573	$104,330

(1) Investments in non-affiliates at cost	$154,033	$72,181	26,133	$98,190
Investments in affiliates at cost	4,167	–	–	1,220

Total Investments at cost	$158,200	$72,181	$26,133	$99,410

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$154,519	$71,595	$25,488	$97,570
Undistributed (Distributions in Excess of) Net Investment Income	144	(3)	(15)	(88)
Accumulated Net Realized Gain on Investments	3,183	138	905	1,318
Net Unrealized Appreciation on Investments	3,140	2,576	1,195	5,530

Total Net Assets	$160,986	$74,306	$27,573	$104,330

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$156,126,375	$73,699,638	$19,030,814	$93,209,483

Class I shares outstanding	15,853,614	6,559,568	1,893,662	8,137,155

Net Asset Value, Offering and Redemption Price Per Share	$9.85	$11.24	$10.05	$11.45

Net assets applicable to Class A	$4,638,034	$594,307	$8,467,223	$10,117,806

Class A shares outstanding	472,819	52,902	845,363	885,912

Net Asset Value and Redemption Price Per Share	$9.81	$11.23	$10.02	$11.42

Maximum Offering Price Per Share(2)	$10.11	$11.58	$10.33	$11.77

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$221,801	$11,810	$74,728	$1,002,459

Class C shares outstanding	22,825	1,051	7,430	88,038

Net Asset Value and Offering Price Per Share	$9.72	$11.23	$10.06	$11.39

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$33,246	$124,684
Investments in affiliates at value	904	4,513

Total Investments at value(1)	34,150	129,197

Receivable for shares of beneficial interest sold	–	103
Interest receivable	451	1,800
Prepaid expenses	8	14

Total Assets	34,609	131,114

LIABILITIES
Payable for investment securities purchased	–	3,744
Dividends payable
Class I	68	178
Class A	2	–
Investment advisory fees payable	11	41
12b-1 fees payable
Class A	1	–
Class C	1	–
Shareholder servicing fees payable
Class A	1	–
Administration fees payable	2	7
Custodian fees payable	1	2
Transfer agent fees payable	2	3
Trustee fees payable	2	–
Other liabilities	9	12

Total Liabilities	100	3,987

TOTAL NET ASSETS	$34,509	$127,127

(1) Investments in non-affiliates at cost	$31,902	$122,537
Investments in affiliates at cost	904	4,513

Total Investments at cost	$32,806	$127,050

See Notes to Financial Statements.

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
NET ASSETS:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$31,894	$125,186
Distributions in Excess of Net Investment Income	(47)	(17)
Accumulated Net Realized Gain (Loss) on Investments and Futures	1,318	(189)
Net Unrealized Appreciation on Investments and Futures	1,344	2,147

Total Net Assets	$34,509	$127,127

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$30,011,909	$126,356,987

Class I shares outstanding	2,801,500	12,135,482

Net Asset Value, Offering and Redemption Price Per Share	$10.71	$10.41

Net assets applicable to Class A	$3,206,526	$736,600

Class A shares outstanding	298,758	70,713

Net Asset Value and Redemption Price Per Share	$10.73	$10.42

Maximum Offering Price Per Share(2)	$11.06	$10.74

Maximum Sales Charge Per Share	3.00%	3.00%

Net assets applicable to Class C	$1,291,057	$33,576

Class C shares outstanding	120,371	3,226

Net Asset Value and Offering Price Per Share	$10.73	$10.41

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

PNC Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November30, 2010 (Unaudited)

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest	$4,803	$3,585	$259	$ 5,864
Income from affiliate(1)	1	1	–	1
Security lending income from non-affiliated investments	4	–	4	8
Total Investment Income	4,808	3,586	263	5,873
Expenses:
Investment advisory fees	546	299	16	714
Administration fees	64	40	3	93
12b-1 fees:
Class A	1	2	–	1
Class C	2	20	–	6
Shareholder servicing fees:
Class A	7	20	–	11
Class C	1	7	–	2
Transfer agent fees	22	27	1	33
Custodian fees	10	15	2	14
Professional fees	17	12	4	23
Pricing service fees	11	36	3	9
Printing and shareholder reports	6	4	1	8
Registration and filing fees	17	21	10	19
Trustees’ fees	7	5	–	11
Miscellaneous	5	6	–	9
Total Expenses	716	514	40	953
Less:
Waiver of investment advisory fees(1)	–	–	(16)	–
Net Expenses	716	514	24	953
Net Investment Income	4,092	3,072	239	4,920
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	5,256	993	405	7,517
Net change in unrealized appreciation/depreciation on investments	(309)	(338)	(98)	889
Net Gain on Investments	4,947	655	307	8,406
Net Increase in Net Assets Resulting from
Operations	$9,039	$3,727	$546	$13,326

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest	$3,769	$4,885	$3,363
Income from affiliate(1)	2	1	3
Security lending income from non-affiliated investments	3	3	–
Total Investment Income	3,774	4,889	3,366
Expenses:
Investment advisory fees	540	460	439
Administration fees	81	61	114
12b-1 fees:
Class A	1	1	3
Class C	19	1	–
Shareholder servicing fees:
Class A	12	12	24
Class C	6	1	–
Transfer agent fees	30	38	83
Custodian fees	13	13	15
Professional fees	22	18	27
Pricing service fees	17	32	11
Printing and shareholder reports	8	7	10
Registration and filing fees	24	21	43
Trustees’ fees	10	8	13
Miscellaneous	6	5	16
Total Expenses	789	678	798
Net Investment Income	2,985	4,211	2,568
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	652	3,623	(692)
Net change in unrealized appreciation/depreciation on investments	218	784	(258)
Net Gain (Loss) on Investments	870	4,407	(950)
Net Increase in Net Assets Resulting from Operations	$3,855	$8,618	$1,618

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2010 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
Investment Income:
Interest	$2,396	$1,294	$599	$1,976
Income from affiliate(1)	1	–	–	–

Total Investment Income	2,397	1,294	599	1,976

Expenses:
Investment advisory fees	318	157	62	217
Administration fees	42	21	9	29
12b-1 fees:
Class A	1	–	1	2
Class C	1	–	–	4
Shareholder servicing fees:
Class A	7	1	13	14
Class C	–	–	–	1
Transfer agent fees	10	5	6	10
Custodian fees	3	1	1	2
Professional fees	13	8	7	10
Pricing service fees	8	7	3	7
Printing and shareholder reports	4	2	1	3
Registration and filing fees	18	6	4	5
Trustees’ fees	5	3	1	3
Miscellaneous	3	1	1	3

Total Expenses	433	212	109	310

Waiver of investment advisory fees(1)	(3)	(3)	–	–

Net Expenses	430	209	109	310

Net Investment Income	1,967	1,085	490	1,666

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	706	533	649	331
Net change in unrealized appreciation/depreciation on investments	(299)	(556)	(387)	175

Net Gain (Loss) on Investments	407	(23)	262	506

Net Increase in Net Assets Resulting from Operations	$2,374	$1,062	$752	$2,172

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$ 578	$1,495

Total Investment Income	578	1,495

Expenses:
Investment advisory fees	70	248
Administration fees	10	33
12b-1 fees:
Class C	6	–
Shareholder servicing fees:
Class A	5	1
Class C	2	–
Transfer agent fees	4	7
Custodian fees	2	2
Professional fees	5	10
Pricing service fees	3	7
Printing and shareholder reports	1	3
Registration and filing fees	4	13
Trustees’ fees	1	4
Miscellaneous	1	2

Total Expenses	114	330

Waiver of investment advisory fees(1)	–	(1)

Net Expenses	114	329

Net Investment Income	464	1,166

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	586	925
Net change in unrealized appreciation/depreciation on investments	(447)	(691)

Net Gain on Investments	139	234

Net Increase in Net Assets Resulting from Operations	$ 603	$1,400

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Fixed Income-Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Bond Fund		Government Mortgage Fund		High Yield Bond Fund
	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010
Investment Activities:
Net investment income	$ 4,092	$ 9,740	$ 3,072	$ 7,064	$ 239	$ 1,053
Net realized gain (loss) on investments sold	5,256	1,967	993	429	405	711
Net change in unrealized appreciation/ depreciation on investments	(309)	10,243	(338)	2,535	(98)	998
Net increase from payment by affiliate(2)	–	–	–	–	–	–
Net increase in net assets resulting from operations	9,039	21,950	3,727	10,028	546	2,762
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(4,001)	(9,820)	(2,675)	(6,554)	(226)	(1,061)
Class A	(86)	(214)	(313)	(692)	(13)	(23)
Class C	(5)	(13)	(85)	(156)	–	–
Distributions from net realized capital gains
Class I	–	–	–	–	–	–
Class A	–	–	–	–	–	–
Total dividends and distributions	(4,092)	(10,047)	(3,073)	(7,402)	(239)	(1,084)
Share Transactions:
Proceeds from shares issued:
Class I	9,033	38,764	7,189	15,885	221	1,406
Class A	26	312	838	3,750	47	114
Class C	30	65	1,540	4,803	–	–
Proceeds from Merger shares:(3)
Class I	–	–	–	–	–	–
Class A	–	–	–	–	–	–
Class C	–	–	–	–	–	–
Reinvestment of dividends:
Class I	1,800	3,897	875	2,033	201	745
Class A	61	151	231	514	12	23
Class C	5	12	20	39	–	–
Total proceeds from shares issued and reinvested	10,955	43,201	10,693	27,024	481	2,288
Value of shares redeemed:
Class I	(16,013)	(77,684)	(19,403)	(43,122)	(4,642)	(5,272)
Class A	(422)	(647)	(2,037)	(4,658)	(25)	(39)
Class C	(49)	(22)	(925)	(2,793)	–	–
Total value of shares redeemed	(16,484)	(78,353)	(22,365)	(50,573)	(4,667)	(5,311)
Increase (decrease) in net assets from share transactions	(5,529)	(35,152)	(11,672)	(23,549)	(4,186)	(3,023)
Total increase (decrease) in net assets	(582)	(23,249)	(11,018)	(20,923)	(3,879)	(1,345)
Net Assets:
Beginning of period	240,974	264,223	154,686	175,609	9,108	10,453
End of period*	$240,392	$240,974	$143,668	$154,686	$5,229	$9,108

*Including undistributed (distributions in excess of) net investment income	$ 26	$ 226	$ (1)	$ –	$ (24)	$ (24)

(1)

On February 1, 2010, PNC Total Return Bond Fund was reorganized into the Allegiant Total Return Advantage Fund. The activity in the table presented above is for the accounting survivor, PNC Total Return Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. See Note 1 in Notes to Financial Statements.

(2)	See Note 8 in Notes to Financial Statements.
(3)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund(1)		Ultra Short Bond Fund

For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010

$ 4,920	$ 11,572	$ 2,985	$ 4,731	$ 4,211	$ 6,621	$ 2,568	$ 2,914
7,517	5,315	652	2,268	3,623	2,568	(692)	494
889	9,962	218	(1,045)	784	3,773	(258)	(670)
–	–	–	–	–	84	–	–

13,326	26,849	3,855	5,954	8,618	13,046	1,618	2,738

(4,792)	(11,310)	(2,881)	(4,638)	(4,048)	(6,540)	(2,478)	(3,495)
(114)	(285)	(83)	(212)	(158)	(137)	(91)	(276)
(14)	(29)	(24)	(56)	(5)	(7)	–	–
–	–	–	–	–	(146)	–	–
–	–	–	–	–	(1)	–	–
(4,920)	(11,624)	(2,988)	(4,906)	(4,211)	(6,831)	(2,569)	(3,771)

49,907	49,444	73,452	78,226	22,893	43,561	286,533	439,388
64	1,154	786	5,458	387	269	2,707	37,010
289	589	151	3,418	116	27	–	–
–	–	–	125,559	–	89,473	–	–
–	–	–	2,394	–	9,675	–	–
–	–	–	399	–	138	–	–
2,012	4,229	1,410	2,447	1,155	803	1,147	1,890
96	244	71	180	123	125	76	244
8	13	19	45	3	6	–	–

52,376	55,673	75,889	218,126	24,677	144,077	290,463	478,532

(35,899)	(88,808)	(34,537)	(77,715)	(22,334)	(35,249)	(141,733)	(192,583)
(996)	(2,564)	(2,130)	(4,795)	(1,106)	(1,389)	(8,228)	(27,357)
(422)	(151)	(843)	(308)	(18)	(10)	–	–
(37,317)	(91,523)	(37,510)	(82,818)	(23,458)	(36,648)	(149,961)	(219,940)

15,059	(35,850)	38,379	135,308	1,219	107,429	140,502	258,592
23,465	(20,625)	39,246	136,356	5,626	113,644	139,551	257,559

345,647	366,272	284,843	148,487	227,490	113,846	360,850	103,291
$369,112	$345,647	$324,089	$284,843	$233,116	$227,490	$500,401	$360,850

$ 211	$ 211	$ (131)	$ (128)	$ 165	$ 165	$ 250	$ 251

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Intermediate Tax Exempt Bond Fund(1)		Maryland Tax Exempt Bond Fund

	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010
Investment Activities:
Net investment income	$ 1,967	$ 3,083	$ 1,085	$ 2,101
Net realized gain on investments sold	706	3,372	533	100
Net change in unrealized appreciation/depreciation on investments	(299)	(288)	(556)	1,234
Net increase in net assets resulting from operations	2,374	6,167	1,062	3,435
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,909)	(3,033)	(1,077)	(2,086)
Class A	(60)	(50)	(8)	(15)
Class C	(1)	(1)	–	–
Distributions from net realized capital gains:
Class I	–	(1,325)	–	–
Class A	–	(9)	–	–
Class C	–	–	–	–
Total dividends and distributions	(1,970)	(4,418)	(1,085)	(2,101)
Share Transactions:
Proceeds from shares issued:
Class I	28,433	17,404	5,561	23,742
Class A	1,489	19	49	2
Class C	118	163	–	–
Proceeds from Merger shares:(1)
Class I	–	53,309	–	–
Class A	–	4,602	–	–
Class C	–	34	–	–
Reinvestment of dividends and distributions:
Class I	84	59	32	71
Class A	32	35	5	10
Class C	–	–	–	–
Total proceeds from shares issued and reinvested	30,156	75,625	5,647	23,825
Value of shares redeemed:
Class I	(14,007)	(20,803)	(10,024)	(14,437)
Class A	(1,821)	(385)	(95)	(2)
Class C	(62)	(36)	–	(1)
Total value of shares redeemed	(15,890)	(21,224)	(10,119)	(14,440)
Increase (decrease) in net assets from share transactions	14,266	54,401	(4,472)	9,385
Total increase (decrease) in net assets	14,670	56,150	(4,495)	10,719
Net Assets:
Beginning of period	146,316	90,166	78,801	68,082
End of period*	$160,986	$146,316	$74,306	$78,801

*Including undistributed (distributions in excess of) net investment income	$ 144	$ 147	$ (3)	$ (3)

(1)

On February 1, 2010, PNC National Tax-Exempt Bond Fund was reorganized into the Allegiant Intermediate Tax Exempt Bond Fund. The activity in the table presented above is for the accounting survivor, PNC National Tax-Exempt Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

Michigan Intermediate Municipal Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund

For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010

$ 490	$ 1,267	$ 1,666	$ 3,783	$ 464	$ 1,081
649	530	331	1,151	586	1,048

(387)	(157)	175	570	(447)	(274)
752	1,640	2,172	5,504	603	1,855

(333)	(903)	(1,519)	(3,383)	(403)	(937)
(156)	(361)	(159)	(380)	(46)	(101)
(1)	(2)	(10)	(21)	(15)	(43)
–	(214)	–	(476)	–	(155)
–	(92)	–	(57)	–	(21)
–	(1)	–	(4)	–	(11)
(490)	(1,573)	(1,688)	(4,321)	(464)	(1,268)

345	1,088	5,773	9,677	2,349	2,424
45	121	291	1,016	–	1,638
1	11	90	406	33	562
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
19	58	36	107	6	26
118	368	108	316	32	90
1	2	9	20	12	48
529	1,648	6,307	11,542	2,432	4,788

(3,347)	(6,233)	(9,111)	(15,671)	(1,372)	(6,328)
(2,604)	(500)	(2,014)	(2,239)	(782)	(575)
–	(22)	(75)	(97)	(725)	(465)
(5,951)	(6,755)	(11,200)	(18,007)	(2,879)	(7,368)
(5,422)	(5,107)	(4,893)	(6,465)	(447)	(2,580)
(5,160)	(5,040)	(4,409)	(5,282)	(308)	(1,993)

32,733	37,773	108,739	114,021	34,817	36,810
$27,573	$32,733	$104,330	$108,739	$34,509	$34,817

$ (15)	$ (15)	$ (88)	$ (66)	$ (47)	$ (47)

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Tax Exempt Limited Maturity Bond Fund

	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010
Investment Activities:
Net investment income	$ 1,166	$ 2,173
Net realized gain on investments sold	925	213
Net change in unrealized appreciation/depreciation on investments	(691)	966
Net increase in net assets resulting from operations	1,400	3,352
Dividends to Shareholders:
Dividends from net investment income:
Class I	(1,157)	(2,157)
Class A	(6)	(16)
Total dividends	(1,163)	(2,173)
Share Transactions:
Proceeds from shares issued:
Class I	27,683	63,316
Class A	2	23
Class A	–	–
Class B	–	–
Reinvestment of dividends:
Class I	63	29
Class A	5	13
Total proceeds from shares issued and reinvested	27,753	63,381
Value of shares redeemed:
Class I	(20,670)	(21,029)
Class A	(89)	(159)
Total value of shares redeemed	(20,759)	(21,188)
Increase in net assets from share transactions	6,994	42,193
Total increase in net assets	7,231	43,372
Net Assets:
Beginning of period	119,896	76,524
End of period*	$127,127	$119,896

*Including distributions in excess of net investment income	$ (17)	$ (20)

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

PNC Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

1. Fund Organization

PNC Funds (the “Trust”), formerly known as Allegiant Funds, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on January 28, 1986. As of November 30, 2010, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective February 8, 2010, each investment portfolio of the Trust was renamed as a PNC investment portfolio.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Fixed Income and Tax Exempt Bond Funds. The financial statements of the Equity Funds and the Money Market Funds are not presented herein, but are presented separately.

Fund Reorganizations

At a special meeting of shareholders held on December 15, 2009, the shareholders of each of the portfolios listed below of PNC Funds, Inc. (the “Acquired Funds”), approved an Agreement and Plan of Reorganization (“Reorganization”) whereby the Acquired Funds were reorganized into corresponding portfolios of the Trust (the “Acquiring Funds”). On February 1, 2010, the Acquired Funds listed below were reorganized into existing Acquiring Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding Acquired Fund. The net assets of the Acquired Funds were transferred at fair value in a tax-free exchange to the Acquiring Funds after the close of business on January 29, 2010. With this transfer, a shareholder of the Acquired Funds’ Class I, Class A and Class C Shares automatically became a shareholder of the same Class of the corresponding Acquiring Funds.

Acquiring Funds	Acquired Funds
Allegiant Limited Maturity Bond Fund	PNC Limited Maturity Bond Fund
Allegiant Total Return Advantage Fund	PNC Total Return Bond Fund*
Allegiant Intermediate Tax Exempt Bond Fund	PNC National Tax-Exempt Bond Fund*

*The PNC Total Return Bond and PNC National Tax-Exempt Bond Funds were the Accounting Survivors of the reorganization of February 1, 2010. Any information shown for periods prior to the date of the reorganization and for the combined fund thereafter is that of the Accounting Survivor.

The table below summarizes the asset transfers and conversion ratios for each exchange.

Acquired Funds	Shares Redeemed	Net Assets on 01/31/10 (000)	Unrealized Appreciation (Depreciation) (000)	Accumulated Net Realized Gains (000)	Share conversion Ratio	Acquiring Funds	Shares Issued	Net Assets on 01/31/10 (000)*
PNC Limited Maturity Bond Fund						Allegiant Limited Maturity Bond Fund
Class I	11,685,932	$125,559	$4,538	$ 204	1.05087	Class I	12,280,397	$264,060
Class A	222,956	2,394	79	4	1.04716	Class A	233,471	12,002
Class C	37,192	399	5	1	1.04655	Class C	38,923	4,781
PNC Limited Maturity Bond Fund Total		$128,352	$4,622	$ 209		Allegiant Limited Maturity Bond Fund Total		$280,843
PNC Total Return Bond Fund						Allegiant Total Return Advantage Fund
Class I	12,488,046	$129,847	$6,792	$1,053	1.00659	Class I	12,570,379	$219,320
Class A	42,898	446	22	4	1.00645	Class A	43,174	$ 10,120
Class C	18,464	192	(8)	2	1.00486	Class C	18,554	$ 330
PNC Total Return Bond Fund Total		$130,485	$6,806	$1,059		Allegiant Total Return Advantage Fund Total		$229,770
PNC National Tax-Exempt Bond Fund						Allegiant Intermediate Tax Exempt Bond Fund
Class I	9,405,632	$ 91,270	$3,089	$1,048	0.99732	Class I	9,380,380	$144,579
Class A	60,775	591	(12)	7	0.99687	Class A	60,585	$ 5,193
Class C	710	7	(9)	–	1.00306	Class C	712	$ 41
PNC National Tax-Exempt Bond Fund Total		$ 91,868	$3,068	$1,055		Allegiant Intermediate Tax Exempt Bond Fund Total		$149,813

* Amounts reflect net assets of Acquiring Funds subsequent to merger.

On February 8, 2010, the Acquired Company Funds listed below were reorganized into newly organized shell Trust Funds (the “Shell Funds”) that were specifically created for the purpose of the reorganization. Each of these Shell Funds will continue the investment policies and objectives of the Acquired Company Fund that was reorganized into it.

Shell Funds	Acquired Funds
Allegiant Maryland Tax Exempt Bond Fund	PNC Maryland Tax-Exempt Bond Fund
Allegiant Tax Exempt Limited Maturity Bond Fund	PNC Tax-Exempt Limited Maturity Bond Fund

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fixed Income and Tax Exempt Bond Funds.

PNC Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available are valued at their bid prices. The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Non-mutual fund short-term investments held as collateral for loaned securities are valued at amortized cost.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market or other regional and local developments) may occur between the time that foreign markets (where the security is principally traded) close and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models from inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlation in relation to the intraday trading in the U.S. markets for investments such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair valuation of investments.

Equity Securities – inputs rendered stale due to infrequency.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

The Funds did not have any significant transfers between Level 1 and Level 2 during the six months ended November 30, 2010. Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2010 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain foreign

PNC Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2 010 (Unaudited)

securities, as soon as the Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets of the Funds. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Fixed Income and Tax Exempt Bond Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Fixed Income and Tax Exempt Bond Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities referred to asTBA’s orTo Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of November 30, 2010, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PCA”), its affiliate, to form PNC Capital Advisors, LLC (“PNC Capital”) (the “Merger”). Allegiant became an affiliate of PCA upon the acquisition of its parent company, National City Corporation (“NCC”), by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PCA to form PNC Capital. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant and references concerning matters after September 29, 2009 refer to PNC Capital (with the exception of the PNC Total Return Advantage, Intermediate Tax Exempt Bond, Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds, which are Surviving Funds of the Reorganization or otherwise maintain accounting history from PNC Funds, Inc.).

Investment Advisory Fees

Fees paid by the Fixed Income and Tax Exempt Bond Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees or reimburse expenses of the Fund. Such waivers and expense reimbursements may be voluntary or contractual. Voluntary waivers may be changed or discontinued at any time. Effective October 1, 2010, the Adviser contractually agreed to waive fees and reimburse expenses in order to limit the expense ratios of Class I, Class A and Class C Shares of certain Funds at no higher than the following expense ratios:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
High Yield Bond Fund	0.75%	1.01%	N/A
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	1.53%

Prior to October 1, 2010, the Adviser voluntarily agreed to waive fees and reimburse expenses in order to limit the expense ratios at no higher than as listed in the table above. Effective October 1, 2010, this agreement was made contractual and will continue through September 30, 2011, at which time the Adviser will determine whether to renew, revise or discontinue the waivers. Additionally, each Fund above may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the Expense Limitation Agreement, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Fund’s or Class’ total annual net operating expenses to exceed the amounts set forth in the table above and provided further that no additional payments by the Fund will be made with respect to amounts previously waived or reimbursed by the Adviser before October 1, 2011 and more than 36 months after the date the Fund accrues a liability with respect to such amounts waived or reimbursed by the Adviser.

The table below lists the contractual advisory fees, waivers and expense reimbursements that were in effect during the period ended November 30, 2010.

	Annual Rate	Fee Waiver	Expense Reimbursement
Bond Fund	0.45%	0.00%	–
Government Mortgage Fund	0.40%	0.00%	–
High Yield Bond Fund	0.50%	0.50%	0.02%
Intermediate Bond Fund	0.40%	0.00%	–
Limited Maturity Bond Fund	0.35%	0.00%	–
Total Return Advantage Fund	0.40%	0.00%	–
Ultra Short Bond Fund	0.20%	0.00%	–
Intermediate Tax Exempt Bond Fund	0.40%	0.00%	–
Maryland Tax Exempt Bond Fund	0.40%	0.01%	–

PNC Fixed Income and Tax Exempt Bond Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 (Unaudited)

	Annual Rate	Fee Waiver	Expense Reimbursement
Michigan Intermediate Municipal Bond Fund	0.40%	0.00%	–
Ohio Intermediate Tax Exempt Bond Fund	0.40%	0.00%	–
Pennsylvania Intermediate Municipal Bond Fund	0.40%	0.00%	–
Tax Exempt Limited Maturity Bond Fund	0.40%	0.00%	–

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A and Class C Shares of the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A and Class C Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

On July 1, 2010, PNC Group sold the outstanding stock of PNC Global Investment Servicing (US) Inc. (“PNC Global”) to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). PFPC Trust Co. will change its name to BNY Mellon Investment Servicing Trust Company on or about July 1, 2011. PFPC Trust Co., an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the PNC Advantage Funds (“Advantage”), another registered investment company managed by the Adviser. The Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s relative average daily net assets. PFPC Trust Co. also receives other transaction-based charges and is reimbursed for out-of-pocket expenses. One of the officers of BNY Mellon is Assistant Treasurer of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC, the principal underwriter (the “Underwriter”), are parties to a distribution agreement dated May 1, 2003. Each Fund has adopted separate distribution plans for Class A Shares and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plans, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. Effective October 1, 2010, the Board approved a contractual commitment whereby reimbursements under the Funds’ distribution plans for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment continues through September 30, 2011, at which time the Board will determine whether to renew, revise or discontinue it. The Trust also has adopted separate compensation plans under Rule 12b-1 with respect to Class C Shares pursuant to which the Funds compensate the Underwriter for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. For the six months ended November 30, 2010, the 12b-1 fee accrual rates were as shown below:

	Annual Rate
	Class A	Class C
Bond Fund	0.03%	0.75%
Government Mortgage Fund	0.03%	0.75%
High Yield Bond Fund	0.01%	N/A
Intermediate Bond Fund	0.03%	0.75%
Limited Maturity Bond Fund	0.03%	0.75%
Total Return Advantage Fund	0.03%	0.75%
Ultra Short Bond Fund	0.03%	N/A
Intermediate Tax Exempt Bond Fund	0.03%	0.75%
Maryland Tax Exempt Bond Fund	0.03%	0.75%

	Annual Rate
	Class A	Class C
Michigan Intermediate Municipal Bond Fund	0.02%	0.75%
Ohio Intermediate Tax Exempt Bond Fund	0.03%	0.75%
Pennsylvania Intermediate Municipal Bond Fund	0.02%	0.75%
Tax Exempt Limited Maturity Bond Fund	0.03%	0.75%

Trustees’ Fees

Each Trustee receives an annual fee of $45,000 plus $3,000 for each combined Board of the Trust and Advantage meeting attended in person, and such amount, up to a maximum of $2,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Co-Chairmen of the Board each receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2010, approximately 0.0209% was allocated to BNY Mellon and 0.0291% was allocated to the Adviser in aggregate. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2010, BNY Mellon received $1,035,065 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Fixed Income and Tax Exempt Bond Funds paid $266,099 to BNY Mellon.

Affiliated Funds

Pursuant to SEC rules, the Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliated funds” in the Statements of Operations. PNC Group owns a minority interest in BlackRock, Inc. As a result the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the six months ended November 30, 2010 are shown in the following table.

	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Bond Fund	$(1,767)	$–	$–	$–
Government Mortgage Fund	1,409	–	–	–
High Yield Bond Fund	(859)	–	–	–
Intermediate Bond Fund	486	–	–	–
Limited Maturity Bond Fund	5,904	–	–	–
Total Return Advantage Fund	(1,671)	–	–	–

PNC Fixed Income and Tax Exempt Bond Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 (Unaudited)

	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Ultra Short Bond Fund	828	–	–	–
Intermediate Tax Exempt Bond Fund	–	–	–	2,890
Ohio Intermediate Tax Exempt Bond Fund	–	233	–	–
Pennsylvania Intermediate Municipal Bond Fund	–	–	508	–
Tax-Exempt Limited Maturity Bond Fund	–	–	–	4,513

Details of affiliated holdings at November 30, 2010 are included in the respective Fund’s Schedule of Investments.

4. Investments

During the six months ended November 30, 2010, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations, were:

	Purchases (000)	Sales (000)
Bond Fund	$52,470	$51,839
Government Mortgage Fund	13,141	28,503
High Yield Bond Fund	2,497	6,276
Intermediate Bond Fund	87,647	62,318
Limited Maturity Bond Fund	70,855	50,047
Total Return Advantage Fund	43,694	47,147
Ultra Short Bond Fund	169,324	63,052
Intermediate Tax Exempt Bond Fund	34,623	19,938
Maryland Tax Exempt Bond Fund	10,160	15,562
Michigan Intermediate Municipal Bond Fund	5,899	11,090
Ohio Intermediate Tax Exempt Bond Fund	9,286	11,779
Pennsylvania Intermediate Municipal Bond Fund	3,165	3,954
Tax Exempt Limited Maturity Bond Fund	$48,983	$44,114

During the six months ended November 30, 2010, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$29,154	$61,890
Government Mortgage Fund	4,546	2,030
Intermediate Bond Fund	44,569	79,811
Limited Maturity Bond Fund	40,504	23,573
Total Return Advantage Fund	27,384	38,920
Ultra Short Bond Fund	93,181	25,205

5. Federal Income Taxes

Each of the Fixed Income and Tax Exempt Bond Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the taxpositionsare”more-likely-than-not”ofbeingsustainedbytheapplicabletaxauthority.Taxpositionsnotdeemedtomeetthemore-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current six months ended November 30, 2010 and for all open tax years (years ended May 31, 2008 through May 31, 2010) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, wash sales, market discount, paydowns, foreign currency transactions, distribution payables, dividends deemed paid upon shareholder redemption of Fund Shares and the expiration of capital loss carryforwards. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the year ended May 31, 2010:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Bond Fund	$307	$ 11,645	$(11,952)
Government Mortgage Fund	344	(344)	–*
High Yield Bond Fund	2	(2)	–
Intermediate Bond Fund	52	(52)	–
Limited Maturity Bond Fund	179	(2,313)	2,134
Total Return Advantage Fund	384	(22,491)	22,107
Ultra Short Bond Fund	857	(857)	–
Intermediate Tax Exempt Bond Fund	148	160	(308)
Maryland Tax Exempt Bond Fund	(3)	7	(4)
Michigan Intermediate Municipal Bond Fund	73	(77)	4
Ohio Intermediate Tax Exempt Bond Fund	–*	(3)	3
Pennsylvania Intermediate Municipal Bond Fund	–*	(1)	1
Tax Exempt Limited Maturity Bond Fund	(20)	20	–

                                         *Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the year ended May 31, 2010, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
High Yield Bond Fund	$1
Intermediate Bond Fund	5,129
Limited Maturity Bond Fund	1,971
Ultra Short Bond Fund	85
Maryland Tax Exempt Bond Fund	76
Pennsylvania Municipal Bond Fund	17
Tax Exempt Limited Maturity Bond Fund	212

At May 31, 2010, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

PNC Fixed Income and Tax Exe mpt Bond Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 (Unaudited)

	Expiring May 31,
Fund	2012	2013	2014	2015	2017	2018	Total
Bond Fund*	$–	$–	$1,212	$2,875	$2,848	$4,617	$11,552
Government Mortgage Fund	2,107	–	2,274	2,138	–	61	6,580
Limited Maturity Bond Fund	–	617	4,017	2,713	224	–	7,571
Total Return Advantage Fund†	–	–	–	–	3,874	17,097	20,971
Ultra Short Bond Fund	–	132	1,609	784	–	–	2,525
Maryland Tax Exempt Bond Fund	240	–	162	–	–	–	402
Tax Exempt Limited Maturity Bond Fund	–	–	550	584	–	–	1,134

†	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective Allegiant Fund on February 1, 2010.

*	Capital loss carryforwards in the amount of (in thousands) $11,952 for the Bond Fund expired unused during the year ended May 31, 2010.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Fixed Income and Tax Exempt Bond Funds.

	Class I		Class A		Class C
	Six Months Ended 11/30/10	Year Ended 05/31/10	Six Months Ended 11/30/10	Year Ended 05/31/10	Six Months Ended 11/30/10	Year Ended 05/31/10
Bond Fund
Shares issued	861	3,799	3	31	3	6
Share exchanged	–	–	–	–	–	–
Share reinvested	171	384	6	15	–	1
Shares redeemed	(1,530)	(7,687)	(40)	(64)	(5)	(2)
Net increase (decrease)	(498)	(3,504)	(31)	(18)	(2)	5

Government Mortgage Fund
Shares issued	739	1,663	86	391	159	502
Share exchanged	–	–	–	–	–	–
Share reinvested	90	212	24	54	2	4
Shares redeemed	(1,997)	(4,506)	(210)	(487)	(95)	(291)
Net increase (decrease)	(1,168)	(2,631)	(100)	(42)	66	215

High Yield Bond Fund
Shares issued	23	160	5	13	–	–
Share exchanged	–	–	–	–	–	–
Share reinvested	21	83	1	3	–	–
Shares redeemed	(499)	(571)	(2)	(4)	–	–
Net increase (decrease)	(455)	(328)	4	12	–	–

Intermediate Bond Fund
Shares issued	4,300	4,447	5	104	25	53
Share exchanged	–	–	–	–	–	–
Share reinvested	174	378	8	22	1	1
Shares redeemed	(3,111)	(7,949)	(86)	(230)	(36)	(13)
Net increase (decrease)	1,363	(3,124)	(73)	(104)	(10)	41

Limited Maturity Bond Fund
Shares issued	7,169	7,673	77	535	(24)	335
Shares from merger	–	12,280	–	233	39	39
Share exchanged	–	–	–	–	–	–
Share reinvested	138	240	7	18	2	4
Shares redeemed	(3,371)	(7,619)	(207)	(468)	(82)	(30)
Net increase (decrease)	3,936	12,574	(123)	318	(65)	348

	Class I		Class A		Class C
	Six Months Ended 11/30/10	Year Ended 05/31/10	Six Months Ended 11/30/10	Year Ended 05/31/10	Six Months Ended 11/30/10	Year Ended 05/31/10
Total Return Advantage Fund*
Shares issued	2,163	4,240	37	26	(2)	3
Shares from merger	–	8,744	–	937	13	13
Share exchanged	–	–	–	–	–	–
Share reinvested	109	78	12	12	–	1
Shares redeemed	(2,116)	(3,442)	(105)	(134)	(2)	(1)
Net increase (decrease)	156	9,620	(56)	841	9	16

Ultra Short Bond Fund
Shares issued	28,521	43,597	269	3,666	–	–
Share exchanged	–	–	–	–	–	–
Share reinvested	114	188	8	24	–	–
Shares redeemed	(14,109)	(19,109)	(818)	(2,712)	–	–
Net increase (decrease)	14,526	24,676	(541)	978	–	–

Intermediate Tax Exempt Bond Fund**
Shares issued	2,863	1,782	149	2	8	16
Shares from merger	–	5,454	–	471	4	4
Share exchanged	–	–	–	–	–	–
Share reinvested	8	6	3	4	–	–
Shares redeemed	(1,406)	(2,125)	(183)	(39)	(6)	(4)
Net increase (decrease)	1,465	5,117	(31)	438	6	16

Maryland Tax Exempt Bond Fund
Shares issued	491	2,134	4	–	–	–
Share exchanged	–	–	–	–	–	–
Share reinvested	3	6	–	1	–	–
Shares redeemed	(884)	(1,298)	(8)	–	–	–
Net increase (decrease)	(390)	842	(4)	1	–	–

Michigan Intermediate Municipal Bond Fund
Shares issued	34	109	4	12	–	1
Share exchanged	–	–	–	–	–	–
Share reinvested	2	6	12	37	–	–
Shares redeemed	(330)	(625)	(255)	(50)	–	(2)
Net increase (decrease)	(294)	(510)	(239)	(1)	–	(1)

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	498	856	25	90	8	36
Share exchanged	–	–	–	–	–	–
Share reinvested	3	10	9	28	1	2
Shares redeemed	(791)	(1,384)	(175)	(198)	(7)	(9)
Net increase (decrease)	(290)	(518)	(141)	(80)	2	29

PNC Fixed Income and Tax Exempt Bond Funds
NOTES TO FINANCIAL STATEMENTS
November 30 , 2010 (Unaudited)

	Class I		Class A		Class C
	Six Months Ended 11/30/10	Year Ended 05/31/10	Six Months Ended 11/30/10	Year Ended 05/31/10	Six Months Ended 11/30/10	Year Ended 05/31/10
Pennsylvania Intermediate Municipal Bond Fund
Shares issued	218	230	–	153	3	54
Share reinvested	1	2	3	9	1	5
Shares redeemed	(127)	(599)	(72)	(54)	(67)	(44)
Net increase (decrease)	92	(367)	(69)	108	(63)	15

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	2,650	6,123	–	2	–	–
Share exchanged	–	–	–	–	–	–
Share reinvested	6	3	1	1	–	–
Shares redeemed	(1,978)	(2,029)	(8)	(15)	–	–
Net increase (decrease)	678	4,097	(7)	(12)	–	–

*	On February 1, 2010, PNC Total Return Bond Fund was reorganized into the Allegiant Total Return Advantage Fund. The activity in the table presented above is for the accounting survivor, PNC Total Return Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. See Note 1 in Notes to Financial Statements.

**	On February 1, 2010, PNC National Tax-Exempt Bond Fund was reorganized into the Allegiant Intermediate Tax Exempt Bond Fund. The activity in the table presented above is for the accounting survivor, PNC National Tax-Exempt Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. See Note 1 in Notes to Financial Statements.

7. Market and Credit Risk

Some countries in which certain of the Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

The Bond, Government Mortgage, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A”), as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Schedule of Investments.

The Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At November 30, 2010, the following percentages of each Fund’s net assets were insured by bond insurers.

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond	Tax Exempt Limited Maturity Bond
AGM	6.7%	0.7%	13.2%	7.6%	22.5%	5.2%
AGM Q-SBLF	–	–	0.1%	–	–	–
AMBAC	4.1%	1.7%	14.4%	15.7%	4.2%	6.3%
FGIC	–	–	–	–	3.5%	1.1%
FGIC Q-SBLF	–	–	–	–	–	0.8%
NATL-RE	1.5%	10.1%	8.6%	12.6%	6.7%	5.6%
NATL-RE FGIC	9.4%	1.5%	10.4%	9.2%	5.0%	–
NATL-RE-IBC	2.1%	1.4%	4.2%	–	–	–
NATL-RE Q-SBLF	–	–	12.2%	–	–	1.4%
PSF-GTD	3.3%	–	–	–	–	2.3%
Q-SBLF	1.3%	–	–	–	–	–
RADIAN	0.9%	–	–	–	–	–
SONYMA	0.5%	–	–	–	–	–
Total	29.8%	15.4%	63.1%	45.1%	41.9%	22.7%

The rating of long-term debt as a percentage of total value of investments on November 30, 2010, is as follows:

Standard & Poor’s/ Moody’s Ratings	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond	Tax Exempt Limited Maturity Bond
AAA/Aaa	22.7%	31.6%	25.1%	33.9%	8.7%	31.4%
AA/Aa	52.9%	41.5%	54.8%	33.1%	49.1%	39.9%
A/A	14.8%	6.5%	4.1%	20.4%	25.6%	17.3%
BBB/Baa	4.4%	8.9%	14.7%	11.4%	14.0%	5.7%
NR	2.6%	8.7%	–	–	–	2.2%
Total	97.4%	97.2%	98.7%	98.8%	97.4%	96.5%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

8. Securities Lending

To generate additional income, the Fixed Income Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank NA (“UB”), the securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 101.5% of the market value plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The lending Funds receive 80% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by UB.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to the Reorganization, PNC Total Return Bond Fund (“Total Return Bond Fund”), a portfolio of PNC Funds, Inc., participated in a securities lending program pursuant to an agreement with Credit Suisse First Boston, New York Branch (“Credit Suisse”) to lend its portfolio securities to approved brokers, dealers, or other financial institutions to earn additional income. Cash collateral received in

PNC Fixed Income and Tax Exempt BondFunds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

connection with securities lending was invested in a joint cash collateral account (for all portfolios of PNC Funds, Inc. that participated in the securities lending program) managed by Credit Suisse that typically invested in certain high quality, liquid securities.

During the period, the collateral account held Atlantic East Funding LLC (“Atlantic East”) which was formed from the restructuring of a Trust purchased into the collateral account by Credit Suisse which violated its over collateralization trigger in early 2008 as a result of investor concerns about subprime risk and conditions in the housing market. The collateral supporting Atlantic East was non-agency residential mortgage-backed securities (“RMBS”). Due to downgrades in the credit ratings assigned to the securities in the underlying portfolio of RMBS, Atlantic East was being fair-valued in accordance with procedures approved by the Board beginning in late 2008. On August 28, 2009, the Fund exchanged Atlantic East for the underlying collateral portfolio of RMBS and a small amount of cash. Each RMBS was being fair-valued in accordance with Board-approved procedures. Downgrades in credit ratings continued and deterioration in the fair value of the RMBS resulted in the value of the joint cash collateral account being less than the collateral owed back to borrowers. Beginning on September 10, 2009, the Adviser began selling the RMBS held in the joint cash collateral account, with the last sale occurring on September 23, 2009.The total NAV impact to Total Return Bond Fund after proceeds received upon disposition of the RMBS, including those recovered upon a settlement agreement with a non-affiliate, and fulfillment of the Adviser’s affiliate to reimburse Total Return Bond Fund for a portion of losses realized upon disposition of the assets, amounted to less than $0.02 per share.

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Recent Accounting Pronouncement

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued new guidance to improve disclosures about fair value measurement. The new guidance requires disclosures of significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. It also clarifies existing disclosures regarding the level of disaggregation and inputs and valuation techniques used to measure fair value for measurements that fall within Level 2 or Level 3 of the fair value hierarchy as well as the reasons for all transfers into and out of Level 3. This guidance is effective for fiscal years beginning after December 15, 2009. The Funds have adopted this accounting guidance and it did not have a material impact on the amounts reported in the Funds’ financial statements. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the amounts reported in the Funds’ financial statements.

11. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board established a committee comprised of independent members of the Board that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and the Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment was allocated among the Funds as recommended by the committee and did not result in a material impact on net asset value of any Fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and had no further requests or comments at that time.

12. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

PNC Fixed Income and Tax Exempt Bond Funds

NOTICE TO SHAREHOLDERS

(Unaudited )

Proxy Voting

A description of the policies and procedures that PNC Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how PNC Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND(3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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Investment Adviser

PNC Capital Advisors, LLC

Two Hopkins Plaza, 4th Floor

Baltimore, MD 21201

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Bolyston Street

Boston, MA 02199-3600

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

PNC FUNDS

SA-003-1210

SEMI-ANNUAL REPORT

November 30, 2010

(Unaudited)

PNC Money Market Funds

PNC FUNDS

PNC MONEY MARKET FUNDS SEMI-ANNUAL REPORTEPORT

MONEY MARKET FUND

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money
    Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

OTHER PNC FUNDS

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund Small Cap Core Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

Tax Exempt Limited Maturity Bond Fund

Message from the Co-Chairmen	1
Message from the President Summary of Portfolio Holdings Explanation of Expense Tables	2 6 7
	Financial Highlights	Schedules of Investments
Government Money Market Fund	8	14
Money Market Fund	9	17
Ohio Municipal Money Market Fund	10	21
Pennsylvania Tax Exempt Money Market Fund	11	23
Tax Exempt Money Market Fund	12	25
Treasury Money Market Fund	13	29
Investment Abbreviations and Definitions		31
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Notes to Financial Statements		40
Proxy Voting and Quarterly Schedules of Investments		49

This material must be preceded or accompanied by a prospectus or summary prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (PCA), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by Professional Funds Distributor LLC (PFD), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with PCA and is not a bank.

©2011 The PNC Financial Services Group, Inc.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PNC Money Market Funds

MESSAGE FROM THE CO - CHAIRMEN

January 2011

Dear Shareholders:

We are pleased to provide you with important information about your investments in PNC Funds, as well as a review of financial markets and events shaping global markets. During the six months ended November 30, 2010, total assets of PNC Funds decreased from $9.1 to $8.0 billion, primarily as a result of shareholder outflows from money market funds.

The Board of Trustees recently elected John “Jack” G. Drosdick as a Trustee of PNC Funds. We are pleased to welcome Jack, whose business and leadership experience will be valuable to both the Board and the shareholders we serve.

We encourage investors who have questions about their investments to call Shareholder Services at (800) 622-FUND (3863) or visit pncfunds.com.

Thank you for investing with PNC Funds and best wishes for a happy and healthy new year.

Sincerely,

John R. Murphy	Robert D. Neary
Co-Chairman	Co-Chairman

1

PNC Money Market Funds

MESSAGE FROM THE PRESIDENT

“...the labor market struggled to improve materially...”

Dear Shareholders:

We are pleased to present this semi-annual report for the PNC Money Market Funds as of November 30, 2010.

The six months ended November 30, 2010 were rewarding ones as PNC Capital Advisors, LLC and the PNC Money Market Funds saw synergistic management, cost and other business benefits of the September 2009 merger of PNC Capital Advisors, Inc., investment adviser to PNC Funds, Inc., with its affiliate Allegiant Asset Management Company and the February 2010 reorganization of portfolios of PNC Funds, Inc.

We continue to believe that by offering the opportunity to diversify your investments among an array of taxable and tax-exempt fixed income, equity and money market mutual funds, PNC Capital Advisors, LLC may help you and your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets, especially given the somewhat roller-coaster nature of economic and market conditions during the six-month period.

Economic Review

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010.

U.S. economic growth decelerated during the six months ended November 30, 2010 compared to the first months of the calendar year, remaining positive but somewhat tepid. Real Gross Domestic Product (“GDP”) had grown 3.7% in the first quarter of 2010, but then increased a somewhat more modest 1.7% and 2.5% in the second and third quarters of 2010, respectively. According to the Survey of Professional Forecasters by the Federal Reserve Bank of Philadelphia, real GDP is expected to grow at an annualized rate of 2.2% in the fourth quarter of 2010.

As the semi-annual period began in June 2010, nearly every housing market indicator had weakened, with the homebuyers’ tax credit having expired at the end of April 2010. Automobile sales downshifted by nearly 5% in June, and employment figures had virtually stalled. The manufacturing sector, however, continued to expand with the export sector still healthy despite the strength of the U.S. dollar compared to the euro.

During the third calendar quarter, economic data stabilized. Consumer spending rebounded as did private investment in equipment and software. Durable goods orders remained firm. Corporate earnings growth was positive, and corporate profits for U.S. companies rose to record levels during the third quarter of 2010, according to the Bureau of Economic Analysis. Production measures, such as industrial production, automotive sales and the Institute of Supply Management (ISM) Manufacturing Index, also indicated economic growth. Still, the labor market struggled to improve materially, with the unemployment rate seemingly stuck well above 9% and the level of claims for unemployment benefits remaining elevated. The housing market also remained stagnant. The Federal Reserve (the “Fed”) announced its decision in July to reinvest principal payments from the Fed mortgage portfolio in Treasury debt. The Fed reiterated the potential for further quantitative easing in its September statement when it noted that the “pace of the recovery is likely to be modest in the near term” and added that it was “prepared to provide additional accommodation if needed to support the economic recovery.”

Economic data released in October indicated that consumer spending continued to grow, with reports of personal spending and retail sales exceeding expectations. In November, economic

2

data in the U.S. continued to improve, with retail sales picking up and the labor market showing signs of firming. With the level of core inflation below its comfort zone and interest rates already near zero, the Fed finally announced in November, after much anticipation, a new large-scale asset purchase program. The Fed committed to purchase $600 billion of Treasury securities by the end of the second quarter of 2011. Along with the principal and interest reinvestment from its existing portfolio, the Fed will be purchasing approximately $100 billion of Treasury securities per month for eight months. Fed chairman Ben Bernanke described the intentions of the program as including lower interest rates and higher stock prices leading to increased consumer confidence and spending.

Fixed Income

Concerns about stalling economic growth, combined with mounting anticipation of government bond purchases by the Fed to expand the money supply and the hangover from the European debt crisis, overrode “bond bubble” fears and strong equity market performance to press interest rates and U.S. Treasury yields lower through September 2010. Indeed, the third calendar quarter was the third consecutive quarter the Treasury market rallied. Still, outperforming U.S. Treasuries were corporate bonds — both high yield and investment grade — which rallied with stocks, as paltry interest rates encouraged investors to reach for more yield. Commercial mortgage-backed securities also performed well. Municipal bonds benefited through the third calendar quarter both from the reach for yield and from expectations of higher tax rates, in spite of increased default worries triggered by headline-making state and local government financial woes. Through September, the most notable lagging U.S. fixed income sector was agency mortgage-backed securities. Record low interest rates spurred a wave of home mortgage refinancing, which detracted from the performance of these mortgage-backed securities. Anticipation of the impact of the Fed’s quantitative easing and speculation about the possible lowering of refinancing standards by Fannie Mae and Freddie Mac also had a negative impact on mortgage-backed securities. (It should be noted that while many investors migrated from money market funds to longer-duration assets via short- to intermediate-term taxable and tax-exempt bond funds during the semi-annual period in search of higher yields, investing in bond funds does involve greater risk than investing in money market funds. For example, if interest rates rise, bond fund values could decline.)

“While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve.”

The U.S. fixed income market was weaker in October and November. Investors focused on the mid-term elections, on the Fed’s official announcement of a $600 billion bond purchase program and on re-emerging sovereign debt concerns in Europe, as Ireland received financial aid and bonds of other peripheral European countries came under pressure. While the labor and housing markets remained soft, the underlying trend in U.S. economic data continued to improve. During these two months, the U.S. Treasury market lost ground, as yields moved higher across the yield curve. Performanceinnon-Treasurysectorswasmixed. Residentialandcommercialmortgage-backed securities outperformed similar-duration Treasuries. Investment grade and high yield corporate bonds were weaker in comparison. The tax-exempt bond market experienced a correction as technicals, or the supply/demand balance, became less favorable.

For the semi-annual period overall, two-year Treasury yields fell 31 basis points (a basis point is 1/100th of a percentage point) to 0.45%; 10-year Treasury yields dropped 50 basis points to points to 2.81%; and 30-year Treasury yields declined 10 basis points to 4.12%.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010.

3

PNC Money Market Funds

MESSAGE FROM THE PRESIDENT

“...the Fed maintained the targeted federal funds rate near zero...

Equities

Virtually all of the major U.S. equity indices enjoyed solid gains during the six months ended November 30, 2010, as the equity market rally that began in early March 2009 continued but not without high volatility and significant fluctuation in investor sentiment.

As the semi-annual period began in June 2010, the U.S. equity market struggled. Investors had become somewhat skeptical of the economic recovery at home and worries about escalating sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth.

In dramatic contrast, most of the major U.S. equity indices enjoyed their best gains in a year during July due in large part to markets globally stabilizing. Then, in August, fears of a double-dip recession dominated and jobs data indicated there may be some waning momentum in the U.S. labor market. The U.S. equity market declined. An equity market rally subsequently began just before Labor Day and continued through October, supported by data indicating a re-acceleration of the U.S. economy following reports of downward GDP revisions for the second calendar quarter. Also, a soft landing for the Chinese economy at a rather high level of GDP growth quelled concerns about global demand. Statements by the Fed regarding further quantitative easing measures and numerous industry conferences reporting corporate profitability in line with or better than consensus estimates helped drive the September/October rally as well. Indeed, the September/October performances for both the Dow Jones Industrial Average and the S&P 500® Index were their best since 1998.

Despite decent U.S. economic news, the U.S. equity market ended the month of November lower based on some profit-taking following the strong September/October rally as well as on continuing worries about debt problems in Europe, renewed concerns about the potential for slower growth but higher commodity-based inflation in China and possible compromises regarding the extension of Bush tax cuts. However, losses were slight.

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010.

For the semi-annual period overall, mid-cap stocks within the U.S. equity market performed best, followed by small-cap stocks and then large-cap stocks. Growth stocks materially outperformed value stocks across the capitalization spectrum. (All as measured by the Russell Investments indices.) International equity markets overall, as measured by the MSCI EAFE® Index, surged even more strongly than U.S. stocks despite continued economic and political uncertainty, including sovereign debt concerns in the PIIGS nations (Portugal, Italy, Ireland, Greece and Spain). International equities experienced double-digit gains as many companies worldwide posted solid earnings and cited improving business conditions in many markets. Driven by Germany’s robust economic engine, business confidence firmed across Europe. Also during the semi-annual period, European regulators announced that all but seven of 91 of the continent’s largest banks passed the stress test administered to analyze the financial soundness of the beleaguered banking industry. Elsewhere, the Japanese government intervened in the world currency markets to slow the ascent of its currency, the yen. Meanwhile, growth in emerging markets equities, as measured by the MSCI Emerging Markets Index, notably outpaced that in international developed markets on a relative basis during the six months ended November 30, 2010. Emerging market equities surged especially strongly amidst reports of robust domestic demand and economic growth as well as of heightened merger and acquisition activity, strong currencies and soaring commodity prices.

4

Money Markets

Throughout the semi-annual period, the Fed maintained the targeted federal funds rate near zero, and thus yields in the taxable and tax-exempt money markets remained at low levels.

Our View Ahead

We firmly believe that we are not facing a double-dip in the U.S. economy, but rather a typical mid-cycle slowdown. At the same time, we believe U.S. GDP growth may remain moderate through late 2011 when growth may accelerate. In our view, the financial markets continue to grapple with three critical issues affecting economic growth. First is the outcome of much politically-hyped debate surrounding tax policy for income, dividends and capital gains, which as of the end of the annual period had yet to be resolved. Second is the strength of the domestic consumer, given that the U.S. will not become an export-oriented economy and unemployment remains persistently high. Third, there will need to be some address by the Congress and the Administration to the growing U.S. fiscal deficit.

Looking forward for U.S. equities, then, we believe that earnings growth rates have likely peaked, consistent with falling GDP estimates. According to Thompson Reuters, 2011 earnings growth estimates have fallen from 25% in January 2010 to less than 13% November 2010. Future upside in equities will likely be driven by declines in the risk premium, primarily the result of a tax cut extension. We believe large-cap equities provide the most attractive option based on valuation and international exposure. International equities remain attractive as well, in our view. While growth rates in emerging markets have declined since double-digit highs, growth still remains strong although higher inflation remains a concern.

As for the fixed income market, our position reflects what we believe is its asymmetric risk profile. With rates at the short-term end of the yield curve anchored close to zero, the intermediate- and long-term segments of the yield curve have experienced a significant rally since the spring — even with rates moving higher in October and November. Low nominal yields create an asymmetric risk profile because total returns are sensitive to modest changes in interest rates. The low interest rate environment punishes securities with low risk premiums, such as U.S. Treasuries, relative to bonds with higher yields. The efficacy of additional quantitative easing has been the source of much speculation, but we believe that quantitative easing policies may impact interest rates less than predicted by some market pundits. We believe that intermediate- and long-term interest rates could rise in the coming months. In turn, we continue to favor non-Treasury sectors over the U.S. Treasuries, with a particular eye toward corporate bonds, which we believe should perform well given improved corporate balance sheets and the health of investment grade corporations. We thank you for maintaining a long-term perspective as a basic tenet of your investment approach. We also commend you for being a part of the PNC Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

”We believe that intermediate- and long-term interest rates could rise in the coming months.“
Kevin A. McCreadie President, PNC Funds President and Chief Investment Officer PNC Capital Advisors, LLC	Commentary provided by PNC Capital Advisors, LLC as of November 30, 2010.

5

PNC Money Market Funds

SUMMARY OF PORTFOLIO HOLDINGS

(Unaudited)

The tables below present portfolio holdings as of November 30, 2010 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund		Pennsylvania Tax Exempt Money Market Fund
Repurchase Agreements	37.1%	Hospital/Nursing Homes Revenue Bonds	24.3%
Federal Home Loan Mortgage Corporation	17.6	Education Revenue Bonds	21.4
Federal National Mortgage Association	16.4	General Obligation Bonds	19.7
Federal Home Loan Bank	13.8	Industrial Development Revenue Bonds	17.5
Federal Farm Credit Bank	7.5	Other Revenue Bonds	9.3
Money Market Fund	4.5	Water/Sewer Revenue Bond	4.5
U.S. Treasury Bills	1.7	Public Facilities Revenue Bond	1.8
Affiliated Money Market Fund	1.4	Pollution Control Revenue Bond	1.3
	100.0%	Affiliated Money Market Fund	0.2

Money Market Fund			100.0%
Commercial Paper	35.0%
Repurchase Agreements	16.6
Asset Backed Commercial Paper	14.2
Education Revenue Bonds	6.0
Federal Home Loan Mortgage Corporation	4.3
Federal National Mortgage Assocation	3.5
Federal Home Loan Bank	3.1	Tax Exempt Money Market Fund
Federal Farm Credit Bank	2.9	Education Revenue Bonds	31.5%
Affiliated Money Market Fund	2.6	Hospital/Nursing Homes Revenue Bonds	25.5
Tax Exempt Commercial Paper	2.6	Other Revenue Bonds	15.7
Certificates of Deposit	2.2	General Obligation Bonds	11.5
Bank Note	1.9	Industrial Development Revenue Bonds	5.6
Corporate Bonds	1.7	Tax Exempt Commerical Paper	3.5
Funding Agreement	1.1	Public Facilities Revenue Bonds	3.1
General Obligations	1.1	Water/Sewer Revenue Bonds	2.7
Hospital/Nursing Homes Revenue Bonds	0.8	Anticipation Notes	0.9
U.S. Treasury Obligation	0.4		100.0%
	100.0%

Ohio Municipal Money Market Fund
Hospital/Nursing Homes Revenue Bonds	46.4%
Education Revenue Bonds	26.7
General Obligation Bonds	15.9
Transportation Revenue Bonds	4.3
Anticipation Notes	3.5	Treasury Money Market Fund
Water/Sewer Revenue Bonds	1.3	U.S. Treasury Bills	96.4%
Affiliated Money Market Fund	1.0	Affiliated Money Market Fund	2.2
Public Facilities Revenue Bonds	0.9	Money Market Fund	1.4
	100.0%		100.0%

6

PNC Money Market Funds

EXPLANATION OF EXPENSE TABLES

(Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2010 to November 30, 2010).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•    Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•    Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

(1) Actual expense calculations for Class T are based on data since commencement of operations beyond seed capital (November 22, 2010) and Hypothetical expense calculations for the Class assumes the Class h as been in existence for 183 days.

(2) Actual expense calculations for Class T are based on data since commencement of operations beyond seed capital (August 3, 2010) and Hypothetical expense calculations for the Class assumes the Class has been in existence for 183 days.

** Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*		Beginning Account Value 06/01/10	Ending Account Value 11/30/10	Annualized Expense Ratio	Expenses Paid During Period*

					Pennsylvania Tax Exempt Money Market Fund
Government Money Market Fund					Actual
Actual					Class I	$1,000.00	$1,000.22	0.15%	$0.75
Class I	$1,000.00	$1,000.24	0.18%	$0.90	Class A	1,000.00	1,000.22	0.15	0.75
Class A	1,000.00	1,000.24	0.18	0.90	Class T(1)	1,000.00	1,000.01	0.27	1.35
Hypothetical**					Hypothetical**
Class I	1,000.00	1,024.17	0.18	0.91	Class I	1,000.00	1,024.32	0.15	0.76
Class A	1,000.00	1,024.17	0.18	0.91	Class A	1,000.00	1,024.27	0.15	0.76
					Class T(1)	1,000.00	1,023.71	0.27	1.37
Money Market Fund
Actual					Tax Exempt Money Market Fund
Class I	$1,000.00	$1,000.24	0.23%	$1.15	Actual
Class A	1,000.00	1,000.24	0.23	1.15	Class I	$1,000.00	$1,000.18	0.24%	$1.20
Class C	1,000.00	1,000.24	0.23	1.15	Class A	1,000.00	1,000.18	0.24	1.20
Hypothetical**					Class T(2)	1,000.00	1,000.12	0.24	1.20
Class I	1,000.00	1,023.92	0.23	1.17	Hypothetical**
Class A	1,000.00	1,023.92	0.23	1.17	Class I	1,000.00	1,023.87	0.24	1.22
Class C	1,000.00	1,023.92	0.23	1.17	Class A	1,000.00	1,023.87	0.24	1.22

Ohio Municipal Money Market Fund					Class T(2)	1,000.00	1,023.87	0.24	1.22
Actual
Class I	$1,000.00	$1,000.43	0.26%	$1.30	Treasury Money Market Fund
Class A	1,000.00	1,000.43	0.26	1.30	Actual
Class T	1,000.00	1,000.43	0.25	1.25	Class I	$1,000.00	$1,000.06	0.13%	$0.65
Hypothetical**					Class A	1,000.00	1,000.06	0.13	0.65
Class I	1,000.00	1,023.76	0.26	1.32	Hypothetical**
Class A	1,000.00	1,023.76	0.26	1.32	Class I	1,000.00	1,024.42	0.13	0.66
Class T	1,000.00	1,023.82	0.25	1.27	Class A	1,000.00	1,024.42	0.13	0.66

7

PNC Money Market funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Government Money Market Fund
	Class I							Class A
	2010**	2010	2009	2008		2007	2006	2010**	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	0.01	0.04		0.05	0.04	– *	– *	0.01	0.04		0.05	0.03
Realized and Unrealized Gain (Loss) on Investments	– *	–	– *	–	*	– *	–	– *	–	– *	–	*	– *	–

Total from Investment Operations	–	–	0.01	0.04		0.05	0.04	–	–	0.01	0.04		0.05	0.03

Payment from Affiliate†	–	–	–	–	*(2)	–	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	– *	– *	(0.01)	(0.04)		(0.05)	(0.04)	– *	– *	(0.01)	(0.04)		(0.05)	(0.03)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–
Total Distributions	–	–	(0.01)	(0.04)		(0.05)	(0.04)	–	–	(0.01)	(0.04)		(0.05)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.02%	0.07%	1.17%	3.97%		5.01%	3.69%	0.02%	0.05%	0.98%	3.71%		4.75%	3.43%

Ratios/Supplemental Data
Net Assets End of Period (000)	$896,337	$1,600,289	$820,668	$675,860		$464,208	$576,444	$193,894	$255,430	$329,859	$406,570		$339,913	$391,159
Ratio of Expenses to Average Net Assets(1)	0.18%	0.20%	0.40%	0.36%		0.37%	0.41%	0.18%	0.22%	0.59%	0.61%		0.62%	0.66%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.06%	1.11%	3.73%		4.90%	3.61%	0.05%	0.05%	0.97%	3.48%		4.65%	3.36%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.35%	0.35%	0.42%	0.41%		0.42%	0.49%	0.35%	0.52%	0.66%	0.66%		0.67%	0.74%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.12)%	(0.10)%	1.09%	3.68%		4.85%	3.53%	(0.12)%	(0.25)%	0.90%	3.43%		4.60%	3.28%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 9 in Notes to Financial Statements.
(2)	See Note 8 in Notes to Financial Statements.

See	Notes to Financial Statements.

8

PNC Money Market funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Money Market Fund
	Class I								Class A
	2010**	2010	2009		2008		2007	2006	2010**	2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	0.01		0.04		0.05	0.04	– *	– *	0.01		0.04		0.05	0.03
Realized and Unrealized Gain (Loss) on Investments	– *	– *	–	*	–	*	– *	–	– *	– *	–	*	–	*	– *	–

Total from Investment Operations	–	–	0.01		0.04		0.05	0.04	–	–	0.01		0.04		0.05	0.03

Payment from Affiliate†	–	–	–	*(2)	–	*(3)	–	–	–	–	–	*(2)	–	*(3)	–	–

Dividends from Net Investment Income	– *	– *	(0.01)		(0.04)		(0.05)	(0.04)	– *	– *	(0.01)		(0.04)		(0.05)	(0.03)
Distributions from Net Realized Capital Gains	–	–	–		–		–	–	–	–	–		–		–	–

Total Distributions	–	–	(0.01)		(0.04)		(0.05)	(0.04)	–	–	(0.01)		(0.04)		(0.05)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return	0.02%	0.07%	1.26%		4.23%		5.09%	3.75%	0.02%	0.05%	1.08%		3.97%		4.82%	3.49%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,585,935	$1,732,447	$1,949,721		$2,530,902		$2,400,557	$2,107,744	$378,009	$526,326	$599,885		$885,276		$902,964	$749,629
Ratio of Expenses to Average Net Assets(1)	0.23%	0.24%	0.40%		0.36%		0.37%	0.41%	0.23%	0.25%	0.58%		0.61%		0.62%	0.66%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.07%	1.34%		4.11%		4.98%	3.65%	0.05%	0.05%	1.20%		3.86%		4.73%	3.40%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.35%	0.36%	0.42%		0.41%		0.42%	0.49%	0.35%	0.51%	0.67%		0.66%		0.67%	0.74%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	(0.07)%	(0.05)%	1.32%		4.06%		4.93%	3.57%	(0.07)%	(0.21)%	1.11%		3.81%		4.68%	3.32%

	Money Market Fund
	Class C
	2010**	2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	0.01		0.03		0.04	0.03
Realized and Unrealized Gain (Loss) on Investments	– *	– *	–	*	–	*	– *	–

Total from Investment Operations	–	–	0.01		0.03		0.04	0.03

Payment from Affiliate†	–	–	–	*(2)	–	*(3)	–	–

Dividends from Net Investment Income	– *	– *	(0.01)		(0.03)		(0.04)	(0.03)
Distributions from Net Realized Capital Gains	–	–	–		–		–	–

Total Distributions	–	–	(0.01)		(0.03)		(0.04)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return	0.02%	0.06%	0.70%		3.22%		4.07%	2.76%
Ratios/Supplemental Data
Net Assets End of Period (000)	$142	$173	$189		$108		$107	$107
Ratio of Expenses to Average Net Assets(1)	0.23%	0.25%	0.93%		1.35%		1.35%	1.37%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.06%	0.72%		3.12%		4.00%	2.69%
Ratio of Expenses to Average Net Assets
(Before Fee Waivers)	0.35%	1.27%	1.39%		1.40%		1.40%	1.45%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	(0.07)%	(0.96)%	0.26%		3.07%		3.95%	2.61%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 9 in Notes to Financial Statements.
(2)

 Capital infusions in April 2009 resulted in $0.001 effect to the net asset value per share of Class I, Class A and Class C for the year May 31, 2009 and had no effect on the total returns of the Fund. See Note 10 in Notes to Financial Statements.

(3)	See Note 8 in Notes to Financial Statements.

See	Notes to Financial Statements.

9

PNC Money Market funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2010
and For the Years Ended May 31,
unless otherwise indicated

	Ohio Municipal Money Market Fund
	Class I							Class A
	2010**	2010	2009	2008		2007	2006	2010**	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	0.01	0.03		0.03	0.03	– *	– *	0.01	0.03		0.03	0.02
Realized and Unrealized Gain (Loss) on Investments	– *	–	–	–		–	–	– *	–	–	–		–	–

Total from Investment Operations	–	–	0.01	0.03		0.03	0.03	–	–	0.01	0.03		0.03	0.02

Payment from Affiliate†	–	–	–	–	*(2)	–	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	– *	– *	(0.01)	(0.03)		(0.03)	(0.03)	– *	– *	(0.01)	(0.03)		(0.03)	(0.02)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	–	–	(0.01)	(0.03)		(0.03)	(0.03)	–	–	(0.01)	(0.03)		(0.03)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.04%	0.16%	1.23%	3.01%		3.40%	2.58%	0.04%	0.10%	1.04%	2.75%		3.15%	2.32%

Ratios/Supplemental Data
Net Assets End of Period (000)	$211,560	$283,284	$386,658	$361,184		$293,090	$315,415	$586	$14,807	$73,265	$113,432		$90,158	$55,993
Ratio of Expenses to Average Net Assets(1)	0.26%	0.26%	0.31%	0.27%		0.27%	0.31%	0.26%	0.32%	0.50%	0.52%		0.52%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.08%	0.16%	1.21%	2.92%		3.35%	2.55%	0.08%	0.11%	1.08%	2.67%		3.10%	2.30%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.31%	0.31%	0.36%	0.32%		0.32%	0.45%	0.31%	0.53%	0.60%	0.57%		0.57%	0.70%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.03%	0.11%	1.16%	2.87%		3.30%	2.41%	0.03%	0.10%	0.98%	2.62%		3.05%	2.16%

	Ohio Municipal Money Market Fund
	Class T
	2010**	2010(3)
Net Asset Value, Beginning of Period	$1.00	$1.00

Net Investment Income†	– *	– *
Realized and Unrealized Gain (Loss) on Investments	– *	–

Total from Investment Operations	–	–

Payment from Affiliate†	–	–

Dividends from Net Investment Income	– *	– *
Distributions from Net Realized Capital Gains	–	–

Total Distributions	–	–

Net Asset Value, End of Period	$1.00	$1.00

Total Return	0.04%	0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$5,094	$148
Ratio of Expenses to Average Net Assets(1)	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.30%	0.42%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.03%	0.07%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 9 in Notes to Financial Statements.
(2)	See Note 8 in Notes to Financial Statements.
(3)

Ohio Municipal Money Market Fund Class T commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized. See Notes to Financial Statements.

See	Notes to Financial Statements.

10

	Pennsylvania Tax Exempt Market Fund
	Class I								Class A
	2010**		2010	2009	2008		2007	2006	2010**		2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	–	*	– *	0.01	0.03		0.03	0.03	–	*	– *	0.01	0.03		0.03	0.02
Realized and Unrealized Gain (Loss) on Investments	–		–	–	–		–	–	–		–	–	–		–	–

Total from Investment Operations	–		–	0.01	0.03		0.03	0.03	–		–	0.01	0.03		0.03	0.02

Payment from Affiliate†	–	*(2)	–	–	–	*(3)	–	–	–	*(2)	–	–	–	*(3)	–	–

Dividends from Net Investment Income	–	*	– *	(0.01)	(0.03)		(0.03)	(0.03)	–	*	– *	(0.01)	(0.03)		(0.03)	(0.02)
Distributions from Net Realized Capital Gains	–		–	–	–		–	–	–		–	–	–		–	–

Total Distributions	–		–	(0.01)	(0.03)		(0.03)	(0.03)	–		–	(0.01)	(0.03)		(0.03)	(0.02)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.02%		0.07%	1.15%	2.93%		3.40%	2.58%	0.02%		0.06%	0.96%	2.67%		3.14%	2.32%

Ratios/Supplemental Data Net Assets End of Period (000)	$69,499		$80,842	$141,289	$143,143		$102,098	$80,340	$8,624		$12,697	$42,519	$73,920		$59,534	$42,149
Ratio of Expenses to Average Net Assets(1)	0.15%		0.27%	0.32%	0.27%		0.28%	0.32%	0.15%		0.29%	0.52%	0.52%		0.53%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.04%		0.07%	1.13%	2.80%		3.35%	2.55%	0.04%		0.05%	1.11%	2.55%		3.10%	2.30%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.33%		0.33%	0.37%	0.32%		0.33%	0.49%	0.33%		0.54%	0.62%	0.57%		0.58%	0.74%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.14)%		0.01%	1.08%	2.75%		3.30%	2.38%	(0.14)%		(0.20)%	1.01%	2.50%		3.05%	2.13%

	Pennsylvania Tax Exempt Market Fund
	Class T(4)
	2010**
Net Asset Value, Beginning of Period	$1.00

Net Investment Income†	–	*
Realized and Unrealized Gain (Loss) on Investments	–

Total from Investment Operations	–

Payment from Affiliate†	–	*(2)

Dividends from Net Investment Income	–	*
Distributions from Net Realized Capital Gains	–

Total Distributions	–

Net Asset Value, End of Period	$1.00

Total Return	0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$387
Ratio of Expenses to Average Net Assets(1)	0.27%
Ratio of Net Investment Income to Average Net Assets	0.90%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.83%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 9 in Notes to Financial Statements.
(2)

 A Capital infusion in November 2010 resulted in $0.001 effect to the net asset value per share of Class I, Class A and Class T for the six months ended November 31, 2010 and had no effect on the total returns of the Fund. See Note 10 in Notes to Financial Statements.

(3)	See Note 8 in Notes to Financial Statements.
(4)

 Commencement of operations of the Class T Shares for the Pennsylvania Tax Exempt Money Market Fund was October 1, 2009. Class T Shares commenced operations beyond seed capital on November 22, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See	Notes to Financial Statements.

11

PNC Money Market Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2010 and For the Years Ended May 31, unless otherwise indicated

	Tax Exempt Money Market Fund
	Class I							Class A
	2010**	2010	2009	2008		2007	2006	2010**	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	– *	– *	0.01	0.03		0.03	0.03	– *	– *	0.01	0.03		0.03	0.02
Realized and Unrealized Gain (Loss) on Investments	– *	– *	–	–		– *	–	– *	– *	–	–		– *	–

Total from Investment Operations	–	–	0.01	0.03		0.03	0.03	–	–	0.01	0.03		0.03	0.02

Payment from Affiliate†	–	–	–	–	*(2)	–	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	– *	– *	(0.01)	(0.03)		(0.03)	(0.03)	– *	– *	(0.01)	(0.03)		(0.03)	(0.02)
Distributions from Net Realized Capital Gains	–	–	–	–		–	–	–	–	–	–		–	–

Total Distributions	$–	$–	$(0.01)	$(0.03)		$(0.03)	$(0.03)	$–	$–	$(0.01)	$(0.03)		$(0.03)	$(0.02)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.02%	0.11%	1.20%	2.98%		3.40%	2.58%	0.02%	0.09%	1.01%	2.72%		3.15%	2.33%

Ratios/Supplemental Data
Net Assets End of Period (000)	$562,286	$657,732	$838,738	$784,504		$546,126	$381,918	$37,629	$69,132	$189,949	$174,190		$201,946	$165,891
Ratio of Expenses to Average Net Assets(1)	0.24%	0.23%	0.31%	0.26%		0.27%	0.31%	0.24%	0.26%	0.50%	0.51%		0.52%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.11%	1.17%	2.89%		3.36%	2.55%	0.03%	0.09%	0.97%	2.64%		3.11%	2.30%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.30%	0.31%	0.36%	0.31%		0.32%	0.45%	0.30%	0.51%	0.60%	0.56%		0.57%	0.70%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.03)%	0.03%	1.12%	2.84%		3.31%	2.41%	(0.03)%	(0.16)%	0.87%	2.59%		3.06%	2.16%

Tax Exempt Money Market Fund
Class T
2010**(3)
Net Asset Value, Beginning of Period	$ 1.00

Net Investment Income†	–*
Realized and Unrealized Gain (Loss) on Investments	–*

Total from Investment Operations	–

Payment from Affiliate†	–

Dividends from Net Investment Income	–*
Distributions from Net Realized Capital Gains	–

Total Distributions	$ –

Net Asset Value, End of Period	$ 1.00

Total Return	0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$2,023
Ratio of Expenses to Average Net Assets(1)	0.24%
Ratio of Net Investment Income to Average Net Assets	0.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.30%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.02)%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 9 in Notes to Financial Statements.
(2)	See Note 8 in Notes to Financial Statements.
(3)

 Commencement of operations of the Class T Shares for the Tax Exempt Money Market Fund was October 1, 2009. Class T Shares commenced operations beyond seed capital on August 3, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

12

	Treasury Money Market Fund
	Class I								Class A
	2010**		2010	2009	2008		2007	2006	2010**		2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Net Investment Income†	–	*	– *	0.01	0.03		0.05	0.03	–	*	– *	–	0.02		0.04	0.03
Realized and Unrealized Gain (Loss) on Investments	–	*	– *	– *	–	*	– *	–	–	*	– *	– *	0.01		– *	–

Total from Investment Operations	–		–	0.01	0.03		0.05	0.03	–		–	–	0.03		0.04	0.03

Payment from Affiliate†	–	*(2)	–	–	–	*(1)	–	–	–	*(2)	–	–	–	*(1)	–	–

Dividends from Net Investment Income	–	*	– *	(0.01)	(0.03)		(0.05)	(0.03)	–	*	– *	–	(0.03)		(0.04)	(0.03)
Distributions from Net Realized Capital Gains	–		–	–	–		–	–	–		–	–	–		–	–

Total Distributions	–		–	(0.01)	(0.03)		(0.05)	(0.03)	–		–	–	(0.03)		(0.04)	(0.03)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.01%		0.02%	0.53%	3.05%		4.69%	3.36%	0.01%		0.02%	0.40%	2.79%		4.43%	3.10%

Ratios/Supplemental Data
Net Assets End of Period (000)	$348,544		$286,756	$323,676	$419,907		$171,646	$164,992	$99,670		$94,755	$191,117	$81,033		$7,896	$12,814
Ratio of Expenses to Average Net Assets	0.13%		0.12%	0.34%	0.37%		0.39%	0.43%	0.13%		0.13%	0.46%	0.62%		0.64%	0.68%
Ratio of Net Investment Income to Average Net Assets	0.01%		0.01%	0.49%	2.69%		4.59%	3.24%	0.01%		0.01%	0.29%	2.44%		4.34%	2.99%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.35%		0.35%	0.38%	0.42%		0.44%	0.48%	0.35%		0.52%	0.63%	0.67%		0.69%	0.73%
Ratio of Net Investment Income to
Average Net Assets (Before Fee Waivers)	(0.21)%		(0.22)%	0.45%	2.64%		4.54%	3.19%	(0.21)%		(0.38)%	0.12%	2.39%		4.29%	2.94%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	See Note 8 in Notes to Financial Statements.
(2)

  A Capital infusion in November 2010 resulted in $0.0001 effect to the net asset value per share of Class I and Class A for the six months ended November 31, 2010 and had no effect on the total returns of the Fund. See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

13

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.2%
Federal Farm Credit Bank — 7.5%
Federal Farm Credit Bank (FRN)
0.603%, 12/09/10	$5,000	$5,000
0.200%, 12/17/10	10,000	10,000
0.604%, 01/04/11	1,300	1,300
0.493%, 01/20/11	7,000	7,003
0.223%, 02/14/11	3,500	3,500
0.750%, 05/12/11	12,000	12,023
0.343%, 05/18/11	3,250	3,251
0.400%, 06/01/11	7,000	7,000
0.303%, 06/08/11	10,480	10,483
0.303%, 06/22/11	2,000	2,000
0.278%, 08/23/11	10,000	9,999
0.293%, 09/15/11	10,000	10,003

		81,562

Federal Home Loan Bank — 13.7%
Federal Home Loan Bank
2.625%, 03/11/11	14,000	14,092
0.210%, 03/14/11	10,000	10,000
0.350%, 04/01/11	7,000	6,999
Federal Home Loan Bank (DN)
0.180%, 12/10/10	15,000	14,999
0.150%, 01/07/11	10,000	9,998
0.230%, 03/30/11	15,000	14,989
0.230%, 10/28/11	10,900	10,877
Federal Home Loan Bank (FRN)
0.220%, 12/03/10	17,000	17,000
0.183%, 01/14/11	13,000	13,000
0.230%, 05/26/11	10,000	10,000
0.250%, 06/07/11	10,000	10,000
0.320%, 07/07/11	7,000	7,000
0.280%, 10/20/11	11,000	11,000

		149,954

Federal Home Loan Mortgage Corporation — 17.6%
Federal Home Loan Mortgage Corporation
1.625%, 04/26/11	10,873	10,936
Federal Home Loan Mortgage Corporation (DN)
0.180%, 12/06/10	10,000	10,000
0.240%, 12/07/10	15,000	14,999
0.180%, 01/10/11	10,000	9,998
0.180%, 01/24/11	10,000	9,997
0.100%, 03/07/11	3,443	3,441
0.215%, 03/14/11	10,000	9,994
0.230%, 03/28/11	5,000	4,996
0.200%, 04/18/11	7,000	6,995
0.230%, 04/21/11	10,000	9,991
0.270%, 06/21/11	11,000	10,983
0.260%, 10/18/11	10,000	9,977
Federal Home Loan Mortgage Corporation (FRN)
0.269%, 01/14/11	10,000	10,002
0.323%, 02/14/11	1,305	1,305
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.337%, 01/28/11	26,195	26,199
0.362%, 03/09/11	10,000	10,004
0.350%, 04/01/11	8,000	8,007
0.223%, 09/26/11	23,615	23,611

		191,435

	Par (000)	Value (000)
Federal National Mortgage Association — 16.4%
Federal National Mortgage Association
1.750%, 03/23/11	$ 6,456	$6,482
Federal National Mortgage Association (DN)
0.180%, 12/13/10	9,200	9,199
0.180%, 12/15/10	9,391	9,390
0.210%, 12/20/10	5,000	4,999
0.185%, 12/22/10	5,000	4,999
0.180%, 12/22/10	10,000	9,999
0.160%, 01/12/11	1,544	1,544
0.210%, 03/01/11	15,000	14,992
0.165%, 03/02/11	8,830	8,826
0.220%, 03/16/11	10,000	9,994
0.160%, 03/23/11	5,000	4,998
0.240%, 03/28/11	12,000	11,991
0.230%, 04/11/11	8,757	8,750
0.240%, 04/18/11	4,000	3,996
0.200%, 04/20/11	17,400	17,387
0.280%, 07/01/11	12,000	11,980
0.245%, 09/12/11	25,000	24,952
0.260%, 09/26/11	14,000	13,970

		178,448

Total U.S. Government Agency Obligations (Cost $601,399)		601,399

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bills† — 1.7%
0.185%, 12/30/10	4,000	4,000
0.129%, 12/16/10	15,000	14,997

Total U.S. Treasury Obligations (Cost $18,997)		18,997

	Number of Shares
MONEY MARKET FUND — 4.4%
AIM Government & Agency Portfolio	48,571,328	48,571

Total Money Market Fund (Cost $48,571)		48,571

AFFILIATED MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Government Money Market Fund††	15,002,006	15,002

Total Affiliated Money Market Fund (Cost $15,002)		15,002

	Par (000)
REPURCHASE AGREEMENTS — 37.1%

Bank of America Securities LLC
0.250% (dated 11/30/10, due 12/01/10, repurchase price $69,000,479, collateralized by Federal National Mortgage Association Bond, 5.000%, due 07/01/40, total market value $70,380,001)	$69,000	69,000

See Notes to Financial Statements.

14

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities 0.240% (dated 11/30/10, due 12/01/10, repurchase price $23,000,153, collateralized by U.S. Treasury Note, 0.500%, due 11/30/12, total market value $23,480,046)	$23,000	$23,000

Deutsche Bank Securities 0.250% (dated 11/30/10, due 12/01/10, repurchase price $69,000,479, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 5.500% to 7.000%, due 10/01/38 to 12/01/39, total market value $70,380,000)	69,000	69,000

Goldman Sachs 0.250% (dated 11/30/10, due 12/01/10, repurchase price $58,000,403, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bond, 4.000% to 5.000%, due 08/01/33 to 11/01/40, total market value $59,160,000)	58,000	58,000

Goldman Sachs (TLGP) 0.260% (dated 11/30/10, due 12/01/10, repurchase price $58,000,419, collateralized by Citigroup and GE Capital Notes (FDIC), 2.125% to 2.250%, due 03/12/12 to 04/30/12, total market value $59,160,000)	58,000	58,000

Greenwich Capital 0.260% (dated 11/30/10, due 12/01/10, repurchase price $69,000,498, collateralized by Federal Home Loan Bank Discount Note, 0.000%, due 05/11/11, total market value $70,383,647)	69,000	69,000

JPMorgan Securities 0.240% (dated 11/30/10, due 12/01/10, repurchase price $58,000,387, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 2.626% to 5.754%, due 04/01/35 to 11/01/40, total market value $59,161,139)	58,000	58,000

Total Repurchase Agreements (Cost $404,000)		404,000

Value (000)

TOTAL INVESTMENTS — 99.8% (Cost $1,087,969)*	$1,087,969

Other Assets & Liabilities – 0.2%	2,262

TOTAL NET ASSETS — 100.0%	$1,090,231

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 31.

See Notes to Financial Statements.

15

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$15,002	$–	$–	$15,002
Money Market Fund	48,571	–	–	48,571
Repurchase Agreements	–	404,000	–	404,000
U.S. Government Agency Obligations	–	601,399	–	601,399
U.S. Treasury Obligations	–	18,997	–	18,997

Total Assets – Investments in Securities	$63,573	$1,024,396	$–	$1,087,969

See Notes to Financial Statements.

16

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
BANK NOTE — 2.0%
Banks — 2.0%
Goldman Sachs Promissory Note 0.340%, 02/04/11 (A)	$38,000	$38,000

Total Bank Note (Cost $38,000)		38,000

CERTIFICATES OF DEPOSIT — 2.2%
Yankee — 2.2%
Bank of Montreal CHI 0.240%, 02/17/11	15,000	15,000
BNP Paribas NY 0.630%, 01/27/11	9,000	9,005
Svenska Handelsbanken NY 0.260%, 12/23/10	6,300	6,300
0.265%, 01/14/11	12,000	12,000

		42,305

Total Certificates of Deposit (Cost $42,305)		42,305

ASSET BACKED COMMERCIAL PAPER† — 13.5%
Financial Services — 13.5%
Alpine Securitization
0.230%, 12/02/10	14,000	14,000
0.240%, 12/10/10	14,000	13,999
Barton Capital
0.240%, 12/06/10	10,707	10,707
Fairway Finance LLC
0.250%, 12/01/10	5,000	5,000
0.250%, 01/12/11	9,000	8,997
Jupiter Securitization LLC
0.230%, 12/13/10	18,000	17,999
Liberty Street Funding LLC
0.240%, 12/06/10	10,850	10,850
0.240%, 12/20/10	18,000	17,998
0.240%, 01/04/11	10,000	9,998
Old Line Funding LLC
0.250%, 12/07/10	13,000	12,999
0.240%, 12/15/10	11,442	11,441
0.250%, 01/04/11	10,000	9,998
0.250%, 01/20/11	5,500	5,498
Sheffield Receivables
0.260%, 01/24/11	4,800	4,798
Starbird Funding
0.250%, 12/27/10	10,000	9,998
Straight-A Funding LLC
0.235%, 12/02/10	15,000	15,000
0.220%, 12/15/10	23,000	22,998
Variable Funding Capital LLC
0.230%, 12/01/10	5,000	5,000
0.240%, 12/07/10	10,000	9,999
0.240%, 12/09/10	10,000	9,999
Wal-Mart Funding
0.250%, 12/10/10	38,000	37,998

		265,274

Total Asset Backed Commercial Paper (Cost $265,274)		265,274

	Par (000)	Value (000)
COMMERCIAL PAPER† — 35.7%
Banks — 26.5%
Australia & New Zealand Banking Group
0.210%, 01/31/11	$10,000	$9,996
0.230%, 02/08/11	10,000	9,996
0.250%, 02/18/11	10,000	9,995
Bank of Montreal
0.240%, 02/09/11	13,000	12,994
Bank of Nova Scotia
0.250%, 01/06/11	10,000	9,998
Barclays US Funding
0.300%, 03/01/11	12,000	11,991
0.361%, 05/10/11	6,750	6,739
BNP Paribas Finance
0.240%, 12/02/10	9,000	9,000
0.270%, 12/08/10	10,000	9,999
0.250%, 12/20/10	10,000	9,999
Canadian Imperial Bank
0.430%, 01/24/11	10,000	10,000
Commonwealth Bank Australia
0.250%, 12/29/10	6,000	5,999
0.245%, 02/09/11	16,000	15,992
Credit Suisse
0.250%, 12/27/10	10,000	9,998
0.250%, 01/20/11	17,000	16,994
Deutsche Bank Financial LLC
0.260%, 12/30/10	20,000	19,996
0.270%, 01/24/11	9,000	8,996
0.260%, 02/04/11	9,000	8,996
DnB NOR ASA
0.250%, 12/06/10	20,000	19,999
0.260%, 12/06/10	6,000	6,000
0.250%, 01/31/11	12,000	11,995
HSBC USA
0.240%, 01/31/11	10,000	9,996
0.245%, 02/10/11	10,000	9,995
0.250%, 02/24/11	19,000	18,989
JPMorgan Chase
0.240%, 12/20/10	40,000	39,995
National Australia Funding Delaware
0.255%, 12/13/10	10,000	9,999
0.250%, 12/13/10	5,000	5,000
0.250%, 01/05/11	10,000	9,998
0.240%, 02/01/11	13,000	12,995
Nordea North America
0.250%, 12/06/10	20,000	19,999
0.245%, 01/27/11	10,000	9,996
0.280%, 02/14/11	8,000	7,995
Rabobank USA Financial
0.260%, 02/08/11	7,000	6,996
0.290%, 05/05/11	11,500	11,486
Societe Generale North America
0.240%, 12/01/10	38,000	38,000
Svenska Handelsbanken
0.255%, 12/13/10	9,000	8,999
0.270%, 01/24/11	12,000	11,995
Toronto Dominion Bank
0.300%, 03/08/11	20,000	20,000
Toronto Dominion Holdings USA
0.240%, 01/18/11	18,000	17,994
Westpac Banking
0.260%, 02/01/11	15,000	14,993

		521,092

See Notes to Financial Statements.

17

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Consumer Staples — 0.5%
Nestle Capital
0.290%, 12/14/10	$10,000	$9,999

Financial Services — 2.7%
American Honda Finance
0.240%, 03/02/11	9,000	8,995
PACCAR Financial
0.250%, 01/25/11	11,000	10,996
0.250%, 02/18/11	5,100	5,097
0.260%, 02/22/11	7,700	7,695
Toyota Motor Credit
0.230%, 12/06/10	10,000	10,000
0.230%, 02/16/11	10,000	9,995

		52,778

Healthcare — 1.9%
Catholic Health Initiatives
0.260%, 12/09/10	20,000	20,000
0.300%, 01/06/11	6,250	6,250
0.300%, 01/14/11	2,887	2,887
0.280%, 01/19/11	8,000	8,000

		37,137

Insurance — 1.6%
Metlife Funding Inc.
0.230%, 12/13/10	13,500	13,499
New York Life Capital
0.230%, 12/20/10	12,000	11,998
0.240%, 01/28/11	5,000	4,998

		30,495

Sovereign Agency — 2.5%
European Investment Bank
0.245%, 02/23/11	20,000	19,989
KFW
0.240%, 02/18/11	30,000	29,984

		49,973

Total Commercial Paper (Cost $701,474)		701,474

CORPORATE BONDS — 1.7%
Banks — 0.9%
Goldman Sachs Group (FRN) (TLGP)
0.796%, 12/03/10	3,500	3,500
Wachovia Bank NA (FRN)
0.366%, 12/02/10	10,000	10,000
Wells Fargo (FRN)
0.389%, 01/12/11	4,483	4,484

		17,984

Financial Services — 0.8%
General Electric Capital (FRN)
0.356%, 08/15/11	15,000	15,008

Total Corporate Bonds (Cost $32,992)		32,992

	Par (000)	Value (000)
FUNDING AGREEMENT — 1.1%
New York Life Funding Agreement (FRN)
0.330%, 06/02/11 (A)	$22,000	$22,000

Total Funding Agreement (Cost $22,000)		22,000

MUNICIPAL SECURITIES — 10.4%
Massachusetts — 1.0%
Massachusetts Health & Educational Facilities Authority (TECP)
0.250%, 12/01/10	10,000	10,000
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.220%, 07/01/35	9,030	9,030

		19,030

North Carolina — 1.5%
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.310%, 12/01/25	19,985	19,985
University of North Carolina at Chapel Hill (TECP)
0.260%, 12/01/10	9,743	9,743

		29,728

Ohio — 2.5%
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.270%, 12/01/26	12,000	12,000
Ohio State (GO) Series B (VRDN)
0.270%, 03/15/25	5,690	5,690
Ohio State Common Schools (GO) Series A (VRDN)
0.270%, 03/15/25	4,745	4,745
Ohio State University (RB) Series B (VRDN)
0.270%, 12/01/28	19,380	19,380
0.270%, 06/01/35	8,000	8,000

		49,815

Rhode Island — 1.8%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.320%, 09/01/32	20,000	20,000
0.270%, 09/01/43	14,860	14,860

		34,860

Texas — 3.0%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.270%, 03/01/30	9,600	9,600
0.260%, 03/15/35	16,000	16,000
University of Texas (RB) Series B (VRDN)
0.250%, 08/01/39	15,000	15,000
University of Texas (TECP)
0.240%, 12/01/10	18,000	18,000

		58,600

See Notes to Financial Statements.

18

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Virginia — 0.6%
University of Virginia (TECP)
0.260%, 12/08/10	$12,800	$12,800

Total Municipal Securities (Cost $204,833)		204,833

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.8%
Federal Farm Credit Bank — 2.9%
Federal Farm Credit Bank (FRN)
0.493%, 01/20/11	8,000	8,003
0.223%, 02/14/11	18,500	18,501
0.750%, 05/12/11	3,000	3,006
0.343%, 05/18/11	9,000	9,005
0.400%, 06/01/11	8,750	8,750
0.278%, 08/23/11	10,000	9,999

		57,264

Federal Home Loan Bank — 3.1%
Federal Home Loan Bank
0.350%, 04/01/11	10,000	9,998
Federal Home Loan Bank (DN)
0.170%, 12/27/10	25,000	24,997
0.175%, 01/12/11	6,000	5,999
Federal Home Loan Bank (FRN)
0.280%, 10/20/11	20,000	20,000

		60,994

Federal Home Loan Mortgage Corporation — 4.3%
Federal Home Loan Mortgage Corporation
4.750%, 12/08/10	20,000	20,017
5.125%, 04/18/11	10,000	10,187
Federal Home Loan Mortgage Corporation (DN)
0.175%, 12/14/10	10,000	9,999
0.180%, 01/10/11	11,000	10,998
0.270%, 06/21/11	20,000	19,970
0.235%, 08/29/11	8,000	7,986
Federal Home Loan Mortgage Corporation (MTN) (FRN)
0.269%, 12/30/10	6,000	6,000

		85,157

Federal National Mortgage Association — 3.5%
Federal National Mortgage Association (DN)
0.450%, 04/01/11	48,000	47,927
0.280%, 07/01/11	20,000	19,967

		67,894

Total U.S. Government Agency Obligations (Cost $271,309)		271,309

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill† — 0.4%
0.185%, 12/30/10	8,000	7,999

Total U.S. Treasury Obligation (Cost $7,999)		7,999

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market Fund, Class I††	51,173,746	$51,174

Total Affiliated Money Market Fund (Cost $51,174)		51,174

	Par (000)
REPURCHASE AGREEMENTS — 16.6%
Banc of America Securities LLC 0.250% (dated 11/30/10, due 12/01/10, repurchase price $56,000,389, collateralized by Federal National Mortgage Association Bond, 5.000%, due 07/01/40, total market value $57,120,000)	$56,000	56,000

Deutsche Bank Securities 0.240% (dated 11/30/10, due 12/01/10, repurchase price $19,000,127, collateralized by U.S. Treasury Note, 0.500%, due 11/30/12, total market value $19,380,099)	19,000	19,000

Deutsche Bank Securities 0.250% (dated 11/30/10, due 12/01/10, repurchase price $56,000,389, collateralized by Federal National Mortgage Association Bond, 7.000%, due 10/01/38, total market value $57,120,000)	56,000	56,000

Goldman Sachs 0.250% (dated 11/30/10, due 12/01/10, repurchase price $46,000,319, collateralized by Federal National Mortgage Association Bonds, 4.500% to 5.000%, due 09/01/39 to 11/01/40, total market value $46,920,000)	46,000	46,000

Goldman Sachs (TLGP) 0.260% (dated 11/30/10, due 12/01/10, repurchase price $47,000,339, collateralized by GE Capital Notes (FDIC), 2.250%, due 03/12/12, total market value $47,940,001)	47,000	47,000

Greenwich Capital 0.260% (dated 11/30/10, due 12/01/10, repurchase price $56,000,404, collateralized by Federal Home Loan Bank Discount Note, due 05/11/11, total market value $57,124,263)	56,000	56,000

JPMorgan Securities 0.240% (dated 11/30/10, due 12/01/10, repurchase price $46,000,307, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 2.404% to 6.006%, due 11/01/29 to 11/01/40, total market value $46,920,424)	46,000	46,000

Total Repurchase Agreements (Cost $326,000)		326,000

See Notes to Financial Statements.

19

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

+	Value (000)
TOTAL INVESTMENTS — 100.0% (Cost $1,963,360)*	$1,963,360

Other Assets & Liabilities – 0.0%	726

TOTAL NET ASSETS — 100.0%	$1,964,086

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.
(A)	Illiquid Security. Total market value of illiquid securities is $60,000 (000) and represents 3.1% of net assets as of November 30, 2010.

Please see Investment Abbreviations and Definitions on Page 31.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$51,174	$ –	$–	$ 51,174
Asset Backed Commercial Paper	–	265,274	–	265,274
Bank Note	–	38,000	–	38,000
Certificates of Deposit	–	42,305	–	42,305
Commerical Paper	–	701,474	–	701,474
Corporate Bonds		32,992		32,992
Funding Agreement	–	22,000	–	22,000
Municipal Securities	–	204,833	–	204,833
Repurchase Agreements	–	326,000	–	326,000
U.S. Government Agency Obligations	–	271,309	–	271,309
U.S. Treasury Obligation	–	7,999	–	7,999

Total Assets – Investments in Securities	$51,174	$1,912,186	$–	$1,963,360

See Notes to Financial Statements.

20

PNC Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 102.4%
Ohio — 102.4%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN) 0.300%, 10/01/31	$9,000	$9,000
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Bank of Nova Scotia) (VRDN) 0.290%, 06/01/34	19,500	19,500
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Wachovia Bank) (VRDN) 0.270%, 10/01/31	5,000	5,000
Allen County, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase) (VRDN) 0.270%, 10/01/31	8,000	8,000
Allen County, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN) 0.240%, 10/01/31	8,000	8,000
Canal Winchester Village (BAN) (GO) 1.625%, 05/12/11	2,000	2,005
Cleveland Airport Systems (RB) Series D (LOC - U.S. Bank) (VRDN) 0.300%, 01/01/24	3,600	3,600
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art (RB) Series D (JPMorgan Chase Bank) (VRDN) 0.280%, 10/01/40	6,000	6,000
Columbus City School District (BAN) (GO) 2.000%, 12/01/11	4,670	4,741
Columbus City School District (BAN) Series C (GO) 1.500%, 12/02/10	7,000	7,000
Cuyahoga Falls (BAN) (GO) (DD) 1.250%, 12/08/11	2,880	2,893
Cuyahoga Falls (GO) 1.000%, 12/09/10	4,350	4,351
Euclid (BAN) (GO) 1.500%, 12/01/10##	4,000	4,000
Fairfield (BAN) (GO) 1.250%, 08/25/11	1,700	1,707
Fairfield Township (BAN) (GO) 1.625%, 06/08/11	3,000	3,013
Franklin County (GO) 5.000%, 12/01/11	1,000	1,046
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN) 0.280%, 11/01/40	9,500	9,500
Franklin County, Holy Cross Health Systems (RB) (VRDN) 0.240%, 06/01/16	9,700	9,700
Franklin County, Ohio Health Project (RB) Series B (VRDN) 0.330%, 11/15/41	10,000	10,000
Lake County (BAN) (GO) 1.000%, 08/04/11	1,450	1,454

	Par (000)	Value (000)
Logan County (BAN) (GO) 1.500%, 11/09/11	$3,400	$3,416
Lucas County, ProMedica Healthcare Obligated Group (RB) Series A (LOC - UBS AG) (VRDN) 0.250%, 11/15/34	7,000	7,000
Mason (BAN) (GO) 1.500%, 06/29/11	1,000	1,005
Mason City School District (BAN) (GO) 1.500%, 02/03/11	2,775	2,780
Mason Golf Course Acquisition (BAN) (GO) 1.250%, 03/10/11	1,620	1,624
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (VRDN) 0.300%, 03/01/27	9,750	9,750
Ohio Higher Educational Facility Commission (TECP) Series B-5 (VRDO) 0.380%, 03/10/11	6,500	6,500
Ohio State (GO) Series B (VRDN) 0.290%, 08/01/17	800	800
0.270%, 08/01/21	3,500	3,500
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (VRDN) 0.340%, 10/01/31	9,600	9,600
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group (RB) Series B-4 (VRDN) 0.260%, 01/01/43	3,650	3,650
Ohio State Higher Educational Facility Commission, Marietta College 2007 Project (RB) (LOC - JPMorgan Chase Bank) (VRDN) 0.290%, 12/01/32	5,385	5,385
Ohio State Higher Educational Facility Commission, Oberlin Colllege 2008 Project (RB) (VRDN) 0.310%, 10/01/48	3,200	3,200
Ohio State Higher Educational Facility Commission, University Hospitals Health System (RB) Series C (LOC - Wells Fargo Bank) (VRDN) 0.260%, 01/15/35	4,000	4,000
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN) 0.280%, 05/01/15	6,235	6,235
Ohio State Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN) 0.290%, 05/01/42	4,500	4,500
Ohio State University (RB) (VRDN) 0.270%, 12/01/31	5,000	5,000
Ohio State University (RB) Series E (VRDN) 0.270%, 06/01/35	5,000	5,000
Ohio State Water Development Authority, FirstEnergy Generation Corporation Project (RB) Series A (LOC - Barclays Bank) (VRDN) 0.240%, 05/15/19	2,000	2,000

See Notes to Financial Statements.

21

PNC Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.280%, 12/01/33	$3,000	$3,000
Ohio, Common Schools (GO) Series C (VRDN)
0.270%, 06/15/26	2,065	2,065
Ohio, Infrastructure Improvement (GO) Series A (VRDN)

0.290%, 02/01/23	3,100	3,100
Symmes Township, Parkland (BAN) (GO)
1.500%, 12/21/10	8,750	8,755

Total Municipal Securities (Cost $222,375)		222,375

	Number
	of Shares
AFFILIATED MONEY MARKET FUND — 1.0%
BlackRock Ohio Municipal Money Market Portfolio
	2,158,727	2,159
Total Affiliated Money Market Fund (Cost $2,159)		2,159

TOTAL INVESTMENTS — 103.4% (Cost $224,534)*		224,534

Other Assets & Liabilities – (3.4)%		(7,294)

TOTAL NET ASSETS — 100.0%		$217,240

*	Also cost for Federal income tax purposes.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

Please	see Investment Abbreviations and Definitions on Page 31.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$2,159	$–	$–	$2,159
Municipal Securities	–	222,375	–	222,375

Total Assets – Investments in Securities	$2,159	$222,375	$–	$224,534

See Notes to Financial Statements.

22

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.5%
Pennsylvania — 95.7%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.270%, 03/01/17	$2,500	$2,500
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) (LOC - Barclays Bank) (VRDN)
0.300%, 01/01/35	1,000	1,000
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN) 0.300%, 04/01/35	4,700	4,700
Commonwealth of Pennsylvania (GO) Second Series (NATL-RE) 5.000%, 07/01/11	3,000	3,082
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN) 0.250%, 12/01/31	3,500	3,500
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN) 0.240%, 12/01/15	3,000	3,000
Delaware Valley Regioinal Financial Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN) 0.320%, 12/01/20	3,000	3,000
Emmaus General Authority (RB) Sub-Series B-24 (LOC - U.S. Bank) (VRDN) 0.280%, 03/01/24	1,700	1,700
Geisinger Authority, Geisinger Health System (RB) (VRDN) 0.300%, 11/15/32	2,200	2,200
Geisinger Authority, Geisinger Health System (RB) Series B (VRDN) 0.250%, 06/01/39	1,000	1,000
Haverford Township School District (GO) (LOC - TD Bank) (VRDN) 0.300%, 03/01/30	2,245	2,245
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN) 0.280%, 07/01/34	5,300	5,300
Lancaster County Hospital Authority, The Lancaster General Hospital Refunding Project (RB) (LOC - Bank of America) (VRDN) 0.340%, 07/01/41	1,800	1,800
Lower Merion School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN) 0.270%, 04/01/27	5,700	5,700
Northampton County General Purpose Authority, Lafayette College (RB) Series A (VRDN) 0.300%, 05/01/30	3,000	3,000

	Par (000)	Value (000)
Northampton County General Purpose Authority, Lehigh University (RB) (VRDN) 0.280%, 10/15/19	$1,000	$1,000
Northampton County Higher Education Authority, Lehigh University (RB) Series A (VRDN) 0.280%, 11/15/21	2,000	2,000
Penn Manor School District (GO) Series B 2.000%, 06/01/11	1,915	1,929
Pennsylvania Economic Development Financing Authority, Sunoco Project (RB) Series B (LOC - JPMorgan Chase Bank) (VRDN) 0.270%, 10/01/34	2,600	2,600
Pennsylvania Higher Educational Facilities Authority, UPMC Health System, Prerefunded 01/15/11 @ 101 (RB) Series A 6.000%, 01/15/11	3,800	3,864
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB) 4.000%, 06/15/11	1,375	1,403
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN) 0.270%, 02/15/21	1,800	1,800
0.270%, 07/01/31	1,500	1,500
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank & Federal Home Loan Bank) (AGM) (VRDN) 0.450%, 09/01/11	3,500	3,500
Southcentral General Authority, WellSpan Health Obligated Group (RB) Series D (LOC - TD Bank) (VRDN) 0.260%, 06/01/35	2,000	2,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN) 0.300%, 05/01/44	3,500	3,500
Temple University of the Commonwealth Systemof Higher Education, University Funding Obligations (RN) 1.500%, 04/06/11	3,000	3,011
Washington County Authority, University of Pennsylvania Project (RB) (VRDN) 0.270%, 07/01/34	3,300	3,300
Puerto Rico — 3.8%
Commonwealth of Puerto Rico (GO) Series B (LOC - Wells Fargo Bank) (VRDN) 0.220%, 07/01/32	3,000	3,000

Total Municipal Securities (Cost $78,134)		78,134

See Notes to Financial Statements.

23

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.2%
BlackRock Pennsylvania Municipal Money Market Portfolio†	160,003	$160

Total Affiliated Money Market Fund (Cost $160)		160

TOTAL INVESTMENTS — 99.7% (Cost $78,294)*	78,294

Other Assets & Liabilities – 0.3%	216

TOTAL NET ASSETS — 100.0%	$78,510

* Also cost for Federal income tax purposes.

† See Note 3 in Notes to Financial Statements.

  Please see Investment Abbreviations and Definitions on Page 31.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$160	$ –	$–	$160

Municipal Securities	–	78,134	–	78,134

Total Assets – Investments in Securities	$160	$78,134	$–	$78,294

See Notes to Financial Statements.

24

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.4%
Colorado — 2.2%
Colorado Housing & Finance Authority (RB) Series I-B3 (VRDN)
0.250%, 11/01/21	$13,535	$13,535

Connecticut — 0.4%
Connecticut (GO) Series A (VRDN)
0.380%, 02/15/21	2,500	2,500

District of Columbia — 1.2%
District of Columbia Georgetown University (RB) Series C (LOC - TD Bank) (VRDN)
0.230%, 04/01/42	7,500	7,500

Florida — 1.3%
Citizens Property Insurance (RN) Series A-2
2.000%, 04/21/11	8,000	8,025

Illinois — 2.0%
Illinois Finance Authority, University of Chicago Project (RB) Series B (VRDN)
0.280%, 07/01/33	12,000	12,000

Iowa — 1.2%
Iowa City (RB) (VRDN)
0.300%, 04/01/32	5,375	5,375
Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program (RAN) Series F (LOC - U.S. Bank)
1.750%, 05/20/11	2,000	2,010

		7,385

Louisiana — 6.9%
Louisiana (GO) Series A (VRDN)
0.280%, 07/15/26	11,835	11,835
Louisiana Public Facilities Authority, CHRISTUS Health Project (RB) Series B-3 (LOC - Bank of New York) (VRDN)
0.260%, 07/01/47	12,000	12,000
Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.280%, 07/01/28	17,500	17,500

		41,335

Maryland — 2.0%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN)
0.370%, 08/01/16	12,000	12,000

Massachusetts — 7.1%
Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure (GO) Series A (VRDN)
0.330%, 12/01/30	8,900	8,900
Massachusetts Development Finance Agency, Boston University (RB) Series U-1 (LOC - Bank of Nova Scotia) (VRDN)
0.250%, 10/01/40	8,000	8,000

	Par (000)	Value (000)

Massachusetts Health & Educational Facilities Authority, Partners HealthCare System Issue (RB) Series F-4 (VRDN)
0.300%, 07/01/40	$15,000	$15,000
Massachusetts Water Resources Authority (RB) Series F (VRDN)
0.250%, 08/01/29	10,700	10,700

		42,600

Michigan — 5.0%
Michigan State (GO) Series A
2.000%, 09/30/11	10,000	10,130
University of Michigan (RB) Series A-2 (VRDN)
0.260%, 12/01/24	3,000	3,000
University of Michigan (RB) Series B (VRDN)
0.280%, 12/01/25	5,540	5,540
0.270%, 12/01/37	11,175	11,175

		29,845

Minnesota — 7.3%
Minneapolis Revenue Authority, University Gateway Project (RB) Series B (VRDN)
0.300%, 12/01/27	7,920	7,920
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series 3-L2 (VRDN)
0.310%, 11/01/12	8,975	8,975
Rochester Healthcare Facilities (TECP) Series 00-A
0.320%, 01/05/11	10,000	10,000
Rochester Healthcare Facilities (TECP) Series 92-A
0.270%, 12/08/10	7,000	7,000
University of Minnesota (RB) Series A (VRDN)
0.310%, 01/01/34	10,000	10,000

		43,895

Missouri — 3.7%
Missouri State Health & Educational Facilities Authority, BJC Health System (RB) Series B (VRDN)
0.270%, 05/15/34	14,000	14,000
University of Missouri (RB) Series A (VRDN)
0.270%, 11/01/31	8,185	8,185

		22,185

Nevada — 2.7%
Reno, ReTRAC-Reno Transportation Rail Access Corridor Project (RB) Series A (LOC - Bank of New York) (VRDN)
0.270%, 06/01/42	16,500	16,500

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series B (VRDN)
0.280%, 06/01/41	4,100	4,100

New Mexico — 1.6%
New Mexico (TRAN)
2.000%, 06/30/11	5,300	5,352

See Notes to Financial Statements.

25

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
New Mexico — continued
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services (RB) Series C (VRDN)
0.270%, 08/01/34	$3,970	$3,970

		9,322

New York — 2.2%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.260%, 09/01/27	9,000	9,000
New York City Municipal Water Finance Authority (RB) Series DD-1 (VRDN)
0.220%, 06/15/43	4,000	4,000

		13,000

North Carolina — 4.3%
Guilford County (GO) Series C
3.000%, 02/01/11	7,735	7,769
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
0.280%, 01/01/20	6,285	6,285
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.300%, 12/01/20	12,000	12,000

		26,054

Ohio — 12.7%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Bank of Nova Scotia) (VRDN)
0.290%, 06/01/34	5,500	5,500
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.280%, 11/01/40	15,500	15,500
Franklin County, Holy Cross Health Systems (RB) (VRDN)
0.240%, 06/01/16	8,300	8,300
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (VRDN)
0.300%, 03/01/27	3,450	3,450
Ohio Higher Educational Facility Commission (TECP) Series B-5 (VRDO)
0.380%, 03/10/11	8,500	8,500
Ohio State (GO) Series B (VRDN)
0.270%, 08/01/21	12,000	12,000
0.270%, 03/15/25	10,000	10,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (VRDN)
0.340%, 10/01/31	7,200	7,200
0.340%, 10/01/31	6,000	6,000

		76,450

Oklahoma — 1.1%
Oklahoma Turnpike Authority (RB) Series F (VRDN)
0.270%, 01/01/28	6,500	6,500

	Par (000)	Value (000)

Pennsylvania — 6.7%
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bankof Nova Scotia) (VRDN)
0.300%, 04/01/35	$1,600	$1,600
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.250%, 12/01/31	5,500	5,500
0.250%, 12/01/31	4,140	4,140
0.250%, 12/01/31	4,410	4,410
Lower Merion School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN)
0.270%, 04/01/27	11,200	11,200
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank & Federal Home Loan Bank) (AGM)
0.450%, 09/01/11	1,500	1,500
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.300%, 05/01/44	1,200	1,200
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.270%, 07/01/34	10,505	10,505

		40,055

Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.310%, 05/01/39	9,840	9,840
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, The Vanderbilt University (RB) Series B (VRDN)
0.240%, 10/01/30	7,750	7,750

		17,590

Texas — 16.3%
Harris County Health Facilities Development, Texas Children’s Hospital Project (RB) Series 2 (VRDN)
0.270%, 10/01/41	18,000	18,000
Houston (TECP) Series B-3
0.300%, 01/10/11	4,000	4,000
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.290%, 05/15/48	8,265	8,265
North Central Texas Health Facility Development, Baylor Health Care System Project (RB) Series C (VRDN)
0.320%, 08/15/30	8,850	8,850
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.260%, 03/15/35	22,000	22,000

See Notes to Financial Statements.

26

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical Center Project (RB) Series B (VRDN)
0.270%, 12/01/39	$8,000	$8,000
Texas (TRAN) (RN) Series 2010
2.000%, 08/31/11	20,000	20,247
Texas Water Development Board (RB) Series 2007A (VRDN)
0.310%, 07/15/19	9,000	9,000

		98,362

Utah — 1.7%
Utah County, IHC Health Services (RB) Series C (VRDN)
0.270%, 05/15/35	10,000	10,000

Virginia — 4.4%
Fairfax County Industrial Development Authority, Fairfax Hospital System (RB) Series D (VRDN)
0.290%, 10/01/25	5,700	5,700
Fairfax County Industrial Development Authority, Inova Health System Project (RB) Series C-1 (JPMorgan Chase) (VRDN)
0.270%, 05/15/26	8,500	8,500
Virginia College Building Authority, 21st Century College and Equipment Programs (RB) Series B (VRDN)
0.280%, 02/01/26	12,000	12,000

		26,200

Washington — 1.8%
Tulalip Tribes of the Tulalip Reservation, (RB) (LOC - Wells Fargo Bank) (VRDN)
0.350%, 06/01/19	11,100	11,100

Total Municipal Securities
(Cost $598,038)		598,038

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.0%
BlackRock Liquidity Funds MuniFund Portfolio	244,616	$245

Total Affiliated Money Market Fund
(Cost $245)		245

TOTAL INVESTMENTS — 99.4%
(Cost $598,283)*		598,283

Other Assets & Liabilities – 0.6%		3,655

TOTAL NET ASSETS — 100.0%		$601,938

*	Also cost for Federal income tax purposes.

Please see Investment Abbreviations and Definitions on Page 31.

See Notes to Financial Statements.

27

PNC Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)

Affiliated Money Market Fund	$245	$ –	$–	$ 245

Municipal Securities	–	598,038	–	598,038

Total Assets – Investments in Securities	$245	$598,038	$–	$598,283

See Notes to Financial Statements.

28

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 97.7%
U.S. Treasury Bills† — 97.7%
0.095%, 12/02/10	$25,000	$ 25,000
0.105%, 12/02/10	11,000	11,000
0.110%, 12/09/10	15,000	15,000
0.131%, 12/09/10	10,000	10,000
0.138%, 12/09/10	13,000	13,000
0.142%, 12/09/10	18,000	17,999
0.118%, 12/16/10	15,000	14,999
0.126%, 12/16/10	11,000	10,999
0.141%, 12/16/10	17,000	16,999
0.150%, 12/16/10	7,000	7,000
0.138%, 12/23/10	19,000	18,998
0.152%, 12/23/10	3,000	3,000
0.173%, 12/23/10	5,000	4,999
0.182%, 12/30/10	5,000	4,999
0.185%, 12/30/10	4,000	3,999
0.090%, 01/06/11	12,000	11,999
0.115%, 01/06/11	16,000	15,998
0.119%, 01/06/11	13,000	12,998
0.112%, 01/13/11	4,000	3,999
0.128%, 01/13/11	10,000	9,999
0.140%, 01/13/11	16,000	15,997
0.177%, 01/13/11	6,000	5,999
0.117%, 01/20/11	10,000	9,998
0.140%, 01/20/11	20,000	19,996
0.133%, 01/27/11	2,000	2,000
0.140%, 01/27/11	20,000	19,996
0.193%, 01/27/11	7,000	6,998
0.123%, 02/03/11	10,000	9,998
0.108%, 02/10/11	10,000	9,998
0.135%, 02/10/11	13,000	12,997
0.177%, 02/10/11	10,000	9,997
0.187%, 02/10/11	8,000	7,997
0.138%, 02/17/11	12,000	11,996
0.178%, 03/03/11	3,000	2,999
0.135%, 03/10/11	10,000	9,996
0.143%, 03/24/11	3,000	2,999
0.153%, 03/31/11	1,500	1,499
0.168%, 04/21/11	23,000	22,985
0.170%, 04/21/11	1,500	1,499
0.171%, 04/28/11	19,000	18,987

Total U.S. Treasury Obligations
(Cost $437,915)		437,915

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.4%
Federated U.S. Treasury Cash Reserve Money Market Fund	6,318,322	$6,318

Total Money Market Fund
(Cost $6,318)		6,318

AFFILIATED MONEY MARKET FUND — 2.2%
BlackRock Treasury Trust Fund	10,000,000	10,000

Total Affiliated Money Market Fund
(Cost $10,000)		10,000

TOTAL INVESTMENTS — 101.3%
(Cost $454,233)*		454,233

Other Assets & Liabilities – (1.3)%		(6,019)

TOTAL NET ASSETS — 100.0%		$448,214

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 31.

See Notes to Financial Statements.

29

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the fund’s net assets as of November 30, 2010 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at November 30, 2010 (000)
Affiliated Money Market Fund	$10,000	$ –	$–	$ 10,000
Money Market Fund	6,318	–	–	6,318
U.S. Treasury Obligations	–	437,915	–	437,915

Total Assets – Investments in Securities	$16,318	$437,915	$–	$454,233

See Notes to Financial Statements.

30

PNC Money Market Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

AGM — Assured Guaranty Municipal Corporation

BAN — Bond Anticipation Note

DD — Delayed Delivery Security

DN — Discount Note. The rate shown is the effective yield at purchase date.

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2010, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation (formerly, Municipal Bond Insurance

                      Association)

STRB — Short Term Revenue Bond

RAN — Revenue Anticipation Note

RB — Revenue Bond

RN — Revenue Note

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30,

                2010, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30,

                2010, and the date shown is the final maturity date, not the next reset or put date.

31

PNC Money Market Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Government Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund
ASSETS
Investments in non-affiliates at value	$668,967	$1,586,186	$222,375
Investments in repurchase agreements at value	404,000	326,000	–
Investments in affiliates at value	15,002	51,174	2,159

Total Investments at value(1)	1,087,969	1,963,360	224,534

Receivable for shares of beneficial interest sold	7,105	1,088	35
Dividends and interest receivable	213	717	482
Prepaid expenses	15	6	8

Total Assets	1,095,302	1,965,171	225,059

LIABILITIES
Payable for shares of beneficial interest redeemed	4,752	379	52
Payable for investment securities purchased	–	–	7,634
Dividends payable
Class I	37	63	12
Class A	7	7	–
Investment advisory fees payable	56	168	28
12b-1 fees payable
Class A	11	21	9
Administration fees payable	50	89	11
Custodian fees payable	14	20	2
Transfer agent fees payable	37	63	11
Trustee fees payable	46	123	23
Other liabilities	61	152	37

Total Liabilities	5,071	1,085	7,819

TOTAL NET ASSETS	$1,090,231	$1,964,086	$217,240

(1) Investments in non-affiliates at cost	$668,967	$1,586,186	$222,375
Investments in repurchase agreements at cost	404,000	326,000	–
Investments in affiliates at cost	15,002	51,174	2,159

Total Investments at cost	$1,087,969	$1,963,360	$224,534

See Notes to Financial Statements.

32

	Government Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund
NET ASSETS:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$1,090,350	$1,963,820	$217,243
Undistributed (Distributions in Excess of) Net Investment Income	(43)	3	–
Accumulated Net Realized Gain (Loss) on Investments	(76)	263	(3)

Total Net Assets	$1,090,231	$1,964,086	$217,240

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$896,336,536	$1,585,934,688	$211,560,205

Class I shares outstanding	896,523,928	1,585,766,721	211,563,997

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class A	$193,894,172	$378,009,495	$586,249

Class A shares outstanding	193,929,059	377,986,310	586,249

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class C	N/A	$141,676	N/A

Class C shares outstanding	N/A	141,645	N/A

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00	N/A

Net assets applicable to Class T	N/A	N/A	$5,093,680

Class T shares outstanding	N/A	N/A	5,093,692

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

See Notes to Financial Statements.

33

PNC Money Market Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2010 (Unaudited)

	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund
ASSETS
Investments in non-affiliates at value	$78,134	$598,038	$444,233
Investments in affiliates at value(1)	160	245	10,000

Total Investments at value	78,294	598,283	454,233

Receivable for shares of beneficial interest sold	–	4,565	–
Receivable from Affiliate	50	–	133
Dividends and interest receivable	239	494	–
Prepaid expenses	26	18	26

Total Assets	78,609	603,360	454,392

LIABILITIES
Payable for shares of beneficial interest redeemed	66	1,161	6,051
Dividends payable
Class I	2	17	3
Class A	–	–	1
Investment advisory fees payable	–	70	12
12b-1 fees payable
Class A	1	10	2
Administration fees payable	4	28	21
Custodian fees payable	1	6	4
Transfer agent fees payable	3	21	12
Trustee fees payable	8	47	34
Other liabilities	14	62	38

Total Liabilities	99	1,422	6,178

TOTAL NET ASSETS	$78,510	$601,938	$448,214

(1) Investments in non-affiliates at cost	$78,134	$598,038	$444,233
Investments in affiliates at cost	160	245	10,000

Total Investments at cost	$78,294	$598,283	$454,233

See Notes to Financial Statements.

34

	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund
NET ASSETS:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$78,460	$601,965	$448,248
Undistributed (Distributions in Excess of) Net Investment Income	–	–	(13)
Accumulated Net Realized Gain (Loss) on Investments	50	(27)	(21)

Total Net Assets	$78,510	$601,938	$448,214

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$69,498,753	$562,285,990	$348,543,738

Class I shares outstanding	69,502,205	562,338,090	348,575,132

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class A	$8,624,141	$37,628,652	$99,669,824

Class A shares outstanding	8,624,218	37,627,203	99,680,629

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class C	N/A	N/A	N/A

Class C shares outstanding	N/A	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	N/A

Net assets applicable to Class T	$386,840	$2,023,428	N/A

Class T shares outstanding	386,861	2,023,399	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

See Notes to Financial Statements.

35

PNC Money Market Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2010 (Unaudited)

	Government Money Market Fund	Money Market Fund
Investment Income:
Dividends	$9	$–
Interest	1,505	2,912
Income from affiliate(1)	–	4
Total Investment Income	1,514	2,916
Expenses:
Investment advisory fees	1,629	2,611
Administration fees	330	527
Transfer agent fees	77	125
Custodian fees	27	38
Professional fees	81	128
Pricing service fees	4	5
Printing and shareholder reports	21	32
Registration and filing fees	23	43
Trustees’ fees	42	66
Miscellaneous	30	48
Total Expenses	2,264	3,623
Less:
Waiver of investment advisory fees(1)	(1,076)	(1,229)
Net Expenses	1,188	2,394
Net Investment Income	326	522
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments Sold	52	293
Net Increase from Payment by Affiliate(2)	–	–
Net Increase in Net Assets Resulting from Operations	$378	$815

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

36

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund

$ –	$ –	$ 2	$ –
420	82	882	293
–	–	–	–

420	82	884	293

245	86	656	528
63	23	167	108
18	5	37	21
5	2	10	6
19	9	47	25
3	3	8	1
4	1	10	6
11	10	27	14
7	2	20	11
4	1	12	14

379	142	994	734

(61)	(78)	(219)	(462)

318	64	775	272

102	18	109	21

(3)	–	44	3

–	50	–	133

$ 99	$ 68	$ 153	$ 157

See Notes to Financial Statements.

37

PNC Money Market Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited )

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010
Investment Activities:
Net investment income	$ 326	$ 681	$ 522	$ 1,465
Net realized gain (loss) on investments sold	52	–	293	6
Net increase from payment by affiliate(1)	–	–	–	–

Net increase in net assets resulting from operations	378	681	815	1,471

Dividends to Shareholders:
Dividends from net investment income:
Class I	(267)	(568)	(405)	(1,142)
Class A	(59)	(156)	(117)	(323)
Class T	–	–	–	–

Total dividends	(326)	(724)	(522)	(1,465)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	905,261	2,809,696	42	1,699,443
Class A	436,365	1,168,739	1,009,821	1,694,863
Class C	–	–	553,743	28
Class T	–	–	–	–
Proceeds from Merger shares:(2)
Class I	–	500,945	–	389,720
Class A	–	854	–	105,266
Reinvestment of dividends:
Class I	2	14	–	10
Class A	9	33	3	165
Class C	–	–	68	–

Total proceeds from shares issued and reinvested	1,341,637	4,480,281	1,563,677	3,889,495

Value of shares redeemed:
Class I	(1,609,257)	(2,531,003)	(74)	(2,306,449)
Class A	(497,920)	(1,244,043)	(1,156,564)	(1,873,856)
Class C	–	–	(702,192)	(44)
Class T	–	–	–	–

Total value of shares redeemed	(2,107,177)	(3,775,046)	(1,858,830)	(4,180,349)

Increase (decrease) in net assets from share transactions	(765,540)	705,235	(295,153)	(290,854)

Total increase (decrease) in net assets	(765,488)	705,192	(294,860)	(290,848)

Net Assets:
Beginning of period	1,855,719	1,150,527	2,258,946	2,549,794

End of period*	$ 1,090,231	$ 1,855,719	$ 1,964,086	$ 2,258,946

*Including undistributed (distributions in excess of) net investment income	$ (43)	$ (43)	$ 3	$ 3

(1)	See Note 10 in Notes to Financial Statements.
(2)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

38

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010	For the Year Ended May 31, 2010

$ 102	$ 631	$ 18	$ 88	$ 109	$ 907	$ 21	$ 57
(3)	–	–	–	44	1	3	(2)
–	–	50	–	–	–	133	–

99	631	68	88	153	908	157	55

(94)	(564)	(15)	(75)	(100)	(781)	(16)	(57)
(6)	(67)	(3)	(13)	(9)	(126)	(5)	(15)
(2)	–	–	–	–	–	–	–

(102)	(631)	(18)	(88)	(109)	(907)	(21)	(72)

166,040	663,016	45,004	116,884	510,932	1,056,999	553,100	817,438
6,818	161,255	6,326	85,115	121,243	423,813	144,338	372,948
–	–	–	–	–	–	–	–
10,465	180	389	–	3,250	–	–	–

–	–	–	–	–	133,569	–	–
–	–	–	–	–	673	–	–

1	19	–	–	–	35	1	3
5	66	2	12	8	104	1	5
–	–	–	–	–	–	–	–

183,329	824,536	51,721	202,011	635,433	1,615,193	697,440	1,190,394

(237,767)	(766,406)	(56,387)	(177,402)	(606,418)	(1,371,614)	(491,444)	(854,348)
(21,039)	(219,781)	(10,411)	(114,879)	(152,758)	(545,403)	(139,429)	(469,311)
–	–	–	–	–	–	–	–
(5,519)	(32)	(2)	–	(1,227)	–	–	–

(264,325)	(986,219)	(66,800)	(292,281)	(760,403)	(1,917,017)	(630,873)	(1,323,659)

(80,996)	(161,683)	(15,079)	(90,270)	(124,970)	(301,824)	66,567	(133,265)

(80,999)	(161,683)	(15,029)	(90,270)	(124,926)	(301,823)	66,703	(133,282)

298,239	459,922	93,539	183,809	726,864	1,028,687	381,511	514,793

$ 217,240	$298,239	$78,510	$93,539	$601,938	$ 726,864	$448,214	$381,511

$ –	$ –	$ –	$ –	$ –	$ –	$ (13)	$ (13)

See Notes to Financial Statements.

39

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited )

1. Fund Organization

PNC Funds (the “Trust”), formerly known as Allegiant Funds, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on January 28, 1986. As of November 30, 2010, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Money Market Funds, as defined below, Class I, Class T and Class A Shares are sold without a sales charge; Class C Shares of the Money Market Fund are available only through dividend reinvestments and permitted exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective February 8, 2010, each investment portfolio of the Trust was renamed as a PNC investment portfolio.

Effective October 1, 2009, the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds began offering Class T Shares.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

IntermediateTax Exempt Bond Fund, MarylandTax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

At a special meeting of the shareholders held on December 15, 2009, and as adjourned to January 6, 2010 for the PNC Prime Money Market Fund and the PNC Government Money Market Fund, the shareholders of each of the portfolios listed below of PNC Funds, Inc. (the “Acquired Funds”) approved an Agreement and Plan of Reorganization (“Reorganization”) whereby the Acquired Funds were reorganized into corresponding portfolios of the Trust (the “Acquiring Funds”). On February 1, 2010, the Acquired Funds listed below were reorganized into existing Acquiring Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding Acquired Fund. The net assets of the Acquired Funds were transferred at fair value in a tax-free exchange to the Acquiring Funds after the close of business on January 29, 2010. With this transfer, the Class I and Class A Shares of the Acquired Funds were exchanged for Class I and Class A Shares, respectively, of the corresponding Acquiring Funds. The Class C Shares of PNC Prime Money Market Fund, PNC Government Money Market Fund and PNC Tax-Exempt Money Market were exchanged for Class A Shares of the corresponding Acquiring Funds.

40

Acquiring Funds	Acquired Funds
Allegiant Government Money Market Fund	PNC Government Money Market Fund
Allegiant Money Market Fund	PNC Prime Money Market Fund
Allegiant Tax Exempt Money Market Fund	PNC Tax-Exempt Money Market Fund

The table below summarized the asset transfers and conversion ratios for each exchange:

Acquired Funds	Shares Redeemed	Net Assets on 01/31/10 (000)	Accumulated Net Realized Gains (000)		Share Conversion Ratio	Acquiring Funds	Shares Issued	Net Assets on 01/31/10 (000)*
PNC Government Money Market Fund						Allegiant Government Money Market Fund
Class I	501,138,850	$500,945	$1		1.00000	Class I	501,138,850	$1,212,302
Class A	852,710	853	–	**	1.00000	Class A	852,710
Class C	1,153	1	–	**	1.00000	Class A	1,153	$ 267,933
PNC Government Money Market Fund Total		$501,799	$1			Allegiant Government Money Market Fund Total		$1,480,235
PNC Prime Money Market Fund						Allegiant Money Market Fund
Class I	389,830,085	$389,720	$1		1.00000	Class I	389,830,085	$1,845,784
Class A	105,186,229	105,175	–	**	1.00000	Class A	105,186,229
Class C	91,229	91	–	**	1.00000	Class A	91,229	$ 638,724
PNC Prime Money Market Fund Total		$494,986	$1			Allegiant Money Market Fund Total		$2,484,508
PNC Tax-Exempt Money Market Fund						Allegiant Tax Exempt Money Market Fund
Class I	133,618,387	$133,569	$32		1.00000	Class I	133,618,387	$ 705,501
Class A	670,736	671	–	**	1.00000	Class A	670,736
Class C	1,719	2	–	**	1.00000	Class A	1,719	$ 114,121
PNC Tax-Exempt Money Market Fund Total		$134,242	$32			Allegiant Tax Exempt Money Market Fund Total		$ 819,622

* Amounts	reflect net assets of Acquiring Funds subsequent to merger.
** Amount	represents less than $500.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

Investment Valuation

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2010 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

41

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Investment Trusts – investments in open-end mutual funds which are valued at their closing net asset value.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair value of investments.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

The Funds did not have any significant transfers between Level 1 and Level 2 during the six months ended November 30, 2010.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2010 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

42

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Money Market Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Money Market Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may purchase or sell securities on a delayed delivery basis. These transactions (principally in municipal securities referred to as COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Adviser

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PCA”), its affiliate, to form PNC Capital Advisors, LLC (“PNC Capital”) (the “Merger”). Allegiant became an affiliate of PCA upon the acquisition of its parent company, National City Corporation (“NCC”), by The PNC Financial Services Group, Inc. (“PNC Group”) on December 31, 2008. PNC Group subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PCA to form PNC Capital. References in this report to the “Adviser” concerning matters prior to September 29, 2009 refer to Allegiant and references concerning matters after September 29, 2009 refer to PNC Capital.

Investment Advisory Fees

Fees paid by the Money Market Funds pursuant to the Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of PNC Group, are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the six months ended November 30, 2010.

	Annual Rate	Fee Waiver*
Government Money Market Fund	0.25%	0.17%
Money Market Fund	0.25%	0.12%
Ohio Municipal Money Market Fund	0.20%	0.05%
Pennsylvania Tax Exempt Money Market Fund	0.20%	0.18%
Tax Exempt Money Market Fund	0.20%	0.07%
Treasury Money Market Fund	0.25%	0.22%

*

The Adviser has voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.05% for the Government Money Market Fund and the Money Market Fund, 0.03% for the Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund and 0.01% for the Treasury Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

43

PNC Money Market Funds

NOTES TO FINANCIAL STTEMENTS

November 30, 2010 (Unaudited)

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class T Shares of the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and ClassT Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares or Class C Shares and up to 0.10% of the average daily net assets of each Fund’s Class T Shares.

The Funds suspended payment of Shareholder Service Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Custodian Fees

On July 1, 2010, PNC Group sold the outstanding stock of PNC Global Investment Servicing (US) Inc. (“PNC Global”) to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). PFPC Trust Co. will change its name to BNY Mellon Investment Servicing Trust Company on or about July 1, 2011.

PFPC Trust Co., an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the PNC Advantage Funds (“Advantage”), another registered investment company managed by the Adviser. The Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s relative average daily net assets. PFPC Trust Co. also receives other transaction-based charges and is reimbursed for out-of-pocket expenses. One of the officers of BNY Mellon is Assistant Treasurer of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC, the principal underwriter (the “Underwriter”), are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. Effective October 1, 2010, the Board has approved a contractual commitment whereby actual distribution fees for Class A Shares are limited to no more that 0.03% with respect to each Fund. The Trust also has adopted a separate compensation plan under Rule 12b-1 with respect to Class C Shares of the Money Market Fund, pursuant to which the Money Market Fund compensates the Underwriter for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class C Shares.

As of November 30, 2010, the 12b-1 accrual was at an annual rate of 0.00% for each of the Funds.

Trustees’ Fees

Each Trustee receives an annual fee of $45,000 plus $3,000 for each combined Board meeting of the Trust and Advantage attended in person, and such amount, up to a maximum of $2,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Co-Chairmen of the Board each receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

44

Administration Fees

The Trust, BNY Mellon and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2010, approximately 0.0209% was allocated to BNY Mellon and 0.0291% was allocated to the Adviser in aggregate. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2010, BNY Mellon received $1,035,065 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Money Market Funds paid $284,559 to BNY Mellon.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, PNC Advantage Funds and/or the BlackRock Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated Funds for the six months ended November 30, 2010 are presented in the following table.

Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

	PNC Advantage Funds (000)	BlackRock Liquidity Funds MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)
Money Market Fund	$9,759	$ –	$ –	$ –
Ohio Municipal Money Market Fund	–	–	1,336	–
Pennsylvania Tax Exempt Money Market Fund	–	–	–	(185)
Tax Exempt Money Market Fund	–	(1,097)	–	–

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

Details of affiliated holdings at November 30, 2010 are included in the respective Fund’s Schedule of Investments.

4. Federal Income Taxes

Each of the Money Market Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are”more-likely-than-not”of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed the Funds’ tax positions through the current six months ending November 30, 2010 and for all open tax years (years ended May 31, 2008 through May 31, 2010) and has concluded that no provision for income tax is required in the Funds’ financial statements.

45

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation and distribution payables, where applicable. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Money Market Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the year ended May 31, 2010:

	Undistributed Net Investment Income (000)	Accumulated Net Realized Losses (000)	Paid-in Capital (000)
Government Money Market Fund	$–	$(69)	$69
Money Market Fund	4	(36)	32
Pennsylvania Tax Exempt Money Market Fund	–	40	(40)
Tax Exempt Money Market Fund	–	(45)	45
Treasury Money Market Fund	–*	–*	–
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2010, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2011	2012		2013		2014	2015	2016	2017	2018	Total
Government Money Market Fund	$ 9	$ 3		$–		$7	$5	$104	$–	$–	$128
Money Market Fund	–	–		–		–	–	30	–	–	30
Ohio Municipal Money Market Fund	–	–	*	–		–	–	–	–	–	–	*
Pennsylvania Tax Exempt Money Market Fund**	–	–		–	*	–	–	–	–	–	–	*
Tax Exempt Money Market Fund	23	31		–		–	2	15	–	–	71
Treasury Money Market Fund	–	–		8		6	–	35	97	9	155
*Amount represents less than $500.

** Capital loss carryforwards in the amount of (in thousands) $40 for Pennsylvania Tax Exempt Money Market Fund expired unused during the year ended May 31, 2010.
During the year ended May 31, 2010, capital loss carry forwards that were utilized to offset capital gains were as follows:

	(000)
Government Money Market Fund	$–	*
Money Market Fund	3
*Amount represents less than $500.

5.	Market and Credit Risk

Each of the Money Market Funds may invest up to 5% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A”), as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Schedule of Investments.

46

The Ohio Municipal Money Market and PennsylvaniaTax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state.TheTax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At November 30, 2010, the following percentages of the Fund’s net assets were insured by bond insurers.

Bond Insurer	Pennsylvania Tax Exempt Money Market	Tax Exempt Money Market
AMG	4.46%	0.25%
NATL-RE	3.93%	–
Total	8.39%	0.25%

6. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncement

In January 2010, the FASB issued new guidance to improve disclosures about fair value measurement. The new guidance requires disclosure of significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. It also clarifies existing disclosures regarding the level of disaggregation and inputs and valuation techniques used to measure fair value for measurements that fall within level 2 or level 3 of the fair value hierarchy as well as the reasons for all transfers into and out of Level 3. This guidance is effective for fiscal years beginning after December 15, 2009. The Funds have adopted this accounting guidance and it did not have a material impact on the amounts reported in the Funds’ financial statements. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance will not have a material impact on the amounts reported in the Funds’ financial statements.

8. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board established a committee comprised of independent members of the Board that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and the Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment was allocated among the Funds as recommended by the committee and did not result in a material impact on net asset value of any Fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and had no further requests or comments at that time.

9. U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008. Each Fund bore the expense of its participation in the Program without regard to any expense limitation in effect for the Funds.

47

PNC Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (Unaudited)

10. Capital Infusions

On April 21, 2009, PNC Group, the indirect parent of the Adviser, provided a $1.7 million capital infusion to the Money Market Fund to offset a capital loss carryforward. The Fund had been diluted by that amount through a residual capital loss carryforward from 2004, resulting from the earlier sale of commercial paper holdings in both Pacific Gas and Electric and Southern California Edison.

On November 30, 2010, PNC Group, the indirect parent of the Adviser, provided $50,000 to the Pennsylvania Tax Exempt Money Market Fund and $133,000 to the Treasury Money Market Fund as capital infusions which represent voluntary contributions to capital in order to offset prior realized losses.

11. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded .

48

PNC Money Market Funds

NOTICE TO SHAREHOLDERS

Proxy Voting

A description of the policies and procedures that PNC Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how PNC Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the Funds’ website at pncfunds.com.

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Investment Adviser

PNC Capital Advisors, LLC

Two Hopkins Plaza, 4th Floor

Baltimore, MD 21201

Underwriter

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Bolyston Street

Boston, MA 02199-3600

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

PNC FUNDS

SA-001-1210

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) PNC Funds

By (Signature and Title)* /s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date January 26, 2011

By (Signature and Title)* /s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date January 26, 2011

* Print	the name and title of each signing officer under his or her signature.